UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2009

Item 1. Reports to Stockholders

Fidelity® Ginnie Mae Fund

Fidelity Intermediate
Government Income Fund

Semiannual Report

January 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Ginnie Mae Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity Intermediate Government Income Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

dward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Ginnie Mae Fund	.45%
Actual		$ 1,000.00	$ 1,049.40	$ 2.32
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Intermediate Government Income Fund	.45%
Actual		$ 1,000.00	$ 1,061.80	$ 2.34
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Ginnie Mae Fund

Investment Changes (Unaudited)

Coupon Distribution as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Less than 4%	1.4	2.0
4 - 4.99%	8.4	5.7
5 - 5.99%	50.9	43.7
6 - 6.99%	33.4	35.2
7 - 7.99%	2.6	4.7
8% and over	1.3	1.0
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of January 31, 2009
6 months ago
Years	3.3	5.4

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of January 31, 2009
6 months ago
Years	2.5	4.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2009 *A	As of July 31, 2008 **B
Mortgage Securities 108.5%	Mortgage Securities 93.1%
CMOs and Other Mortgage Related Securities 12.6%	CMOs and Other Mortgage Related Securities 16.4%
Asset-Backed Securities 0.0%	Asset-Backed Securities 0.1%
Short-Term Investments and Net Other Assets (21.1)%†	Short-Term Investments and Net Other Assets (9.6)%†

* GNMA Securities	101.7%	** GNMA Securities	98.8%
A Futures and Swaps	(3.6)%	B Futures and Swaps	(2.6)%
† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Fidelity Ginnie Mae Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 108.5%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 12.4%
3.986% 6/1/34 (e)	$ 6,024	$ 6,043
4% 1/1/39 (b)	75,000	74,391
4.183% 5/1/34 (e)	2,979	3,005
4.186% 8/1/34 (e)	1,419	1,431
4.196% 5/1/35 (e)	53,626	54,123
4.287% 3/1/33 (e)	154	157
4.321% 7/1/35 (e)	1,060	1,072
4.486% 10/1/33 (e)	2,248	2,250
4.5% 12/1/14 to 1/1/24 (b)	126,320	128,277
4.521% 11/1/34 (e)	2,693	2,739
4.523% 10/1/35 (e)	16,712	16,926
4.537% 7/1/35 (e)	130	131
4.548% 10/1/33 (e)	266	270
4.55% 10/1/35 (e)	3,491	3,552
4.612% 2/1/33 (e)	262	264
4.652% 9/1/33 (e)	2,003	2,016
4.664% 10/1/33 (e)	110	110
4.739% 8/1/35 (e)	1,422	1,446
4.748% 10/1/35 (e)	23,954	24,540
4.752% 10/1/34 (e)	4,673	4,760
4.753% 12/1/34 (e)	304	308
4.764% 3/1/35 (e)	1,049	1,067
4.765% 2/1/34 (e)	91	93
4.766% 4/1/35 (e)	124	126
4.804% 8/1/33 (e)	314	319
4.814% 2/1/36 (e)	3,933	4,021
4.823% 10/1/34 (e)	3,179	3,222
4.833% 12/1/35 (e)	3,433	3,482
4.843% 3/1/33 (e)	785	798
4.862% 3/1/34 (e)	4,576	4,674
4.871% 9/1/34 (e)	453	461
4.889% 7/1/36 (e)	663	672
4.898% 5/1/35 (e)	2,418	2,461
4.933% 1/1/35 (e)	1,028	1,045
4.953% 8/1/35 (e)	3,416	3,514
4.974% 7/1/34 (e)	130	132
5.037% 9/1/36 (e)	2,420	2,483
5.09% 9/1/34 (e)	276	279
5.121% 3/1/35 (e)	52	52
5.135% 3/1/37 (e)	7,020	7,157
5.169% 10/1/33 (e)	2,524	2,567
5.185% 3/1/35 (e)	162	166
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.193% 6/1/35 (e)	$ 1,247	$ 1,260
5.252% 11/1/36 (e)	1,060	1,087
5.265% 9/1/33 (e)	2,128	2,158
5.31% 12/1/34 (e)	380	386
5.404% 11/1/36 (e)	3,341	3,391
5.498% 6/1/47 (e)	725	744
5.5% 11/1/13 to 6/1/38 (b)	134,005	137,421
5.703% 1/1/35 (e)	4,253	4,304
5.753% 4/1/36 (e)	4,079	4,214
5.845% 3/1/36 (e)	3,413	3,510
5.919% 1/1/35 (e)	3,593	3,655
6.049% 3/1/33 (e)	114	115
6.25% 9/1/36 (e)	3,080	3,190
6.4% 7/1/36 (e)	6,711	6,966
6.5% 10/1/17 to 7/1/32	11,896	12,440
7% 11/1/16 to 3/1/17	1,404	1,474
7.5% 7/1/09 to 4/1/17	1,001	1,038
8.5% 12/1/27	188	201
9.5% 9/1/30	16	18
10.25% 10/1/18	8	9
11.5% 5/1/14 to 7/1/15	21	23
12.5% 11/1/13 to 7/1/16	42	47
13.25% 9/1/11	23	25
		554,278
Freddie Mac - 5.9%
3.758% 5/1/35 (e)	2,754	2,776
4.259% 6/1/33 (e)	3,576	3,628
4.311% 6/1/33 (e)	1,313	1,317
4.345% 6/1/33 (e)	3,863	3,906
4.492% 7/1/35 (e)	2,009	2,030
4.564% 3/1/34 (e)	4,418	4,497
4.58% 6/1/33 (e)	3,822	3,907
4.711% 11/1/35 (e)	1,686	1,710
4.78% 5/1/35 (e)	642	654
4.81% 5/1/35 (e)	2,859	2,925
4.94% 1/1/35 (e)	4,023	4,094
4.965% 7/1/36 (e)	3,580	3,629
5% 7/1/38 (b)	160,001	162,472
5.163% 10/1/33 (e)	2,973	3,022
5.206% 12/1/35 (e)	1,806	1,852
5.222% 10/1/35 (e)	1,823	1,866
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.24% 10/1/35 (e)	$ 5,308	$ 5,403
5.333% 8/1/34 (e)	594	603
5.377% 3/1/35 (e)	6,320	6,460
5.474% 3/1/37 (e)	603	616
5.5% 11/1/17 to 1/1/25	10,260	10,531
5.502% 10/1/36 (e)	1,716	1,764
5.635% 4/1/36 (e)	1,922	1,982
5.802% 11/1/36 (e)	6,494	6,708
5.845% 5/1/37 (e)	546	563
6.35% 3/1/33 (e)	75	77
6.594% 10/1/36 (e)	9,774	10,147
6.732% 9/1/36 (e)	16,235	16,806
8.5% 5/1/17 to 6/1/25	42	45
9% 1/1/17 to 4/1/21	29	30
9.5% 7/1/30	71	80
10% 6/1/09 to 7/1/19	160	175
10.25% 4/1/09 to 11/1/16	18	19
11.25% 2/1/10	2	2
12% 5/1/10 to 6/1/15	41	45
12.5% 11/1/12 to 5/1/15	45	50
13% 5/1/14 to 11/1/14	7	8
13.5% 1/1/13 to 12/1/14	4	5
		266,404
Government National Mortgage Association - 90.2%
3.5% 3/20/34	1,013	962
3.625% 3/20/35 (e)	680	675
3.625% 4/20/35 (e)	516	514
3.625% 4/20/35 (e)	7,455	7,371
3.625% 5/20/35 (e)	1,482	1,476
3.625% 5/20/35 (e)	8,240	8,207
3.625% 6/20/35 (e)	1,461	1,455
3.75% 4/20/34 (e)	14,075	14,049
4% 11/20/33	1,326	1,303
4.25% 7/20/34 (e)	612	617
4.25% 7/20/34 (e)	2,047	2,069
4.5% 7/20/33 to 4/20/34	45,679	45,643
4.5% 9/20/34 (e)	2,688	2,720
4.5% 6/20/35 (e)	2,400	2,409
4.5% 2/19/39 (a)	5,000	5,033
4.5% 2/19/39 (a)	7,000	7,046
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
4.5% 2/19/39 (a)	$ 4,000	$ 4,026
4.625% 5/20/34 (e)	940	950
4.75% 10/20/35 (e)	3,357	3,369
5% 8/15/18 to 1/15/39 (d)	442,687	451,219
5% 2/19/39 (a)	15,000	15,277
5% 2/19/39 (a)	6,900	7,027
5% 2/19/39 (a)	8,000	8,148
5% 2/19/39 (a)	5,000	5,092
5% 2/19/39 (a)	8,000	8,148
5% 2/19/39 (a)	4,000	4,074
5% 2/19/39 (a)	6,000	6,111
5.5% 12/20/18 to 10/15/38 (d)	913,404	937,167
5.5% 8/20/38 (e)	20,594	21,433
5.5% 2/1/39 (a)	100,000	102,234
5.5% 2/19/39 (a)	12,000	12,287
5.5% 2/19/39 (a)	5,000	5,119
5.5% 2/19/39 (a)	220,000	224,916
5.5% 2/19/39 (a)	5,000	5,112
5.5% 2/19/39 (a)(b)	187,000	191,178
5.5% 2/19/39 (a)	3,000	3,072
5.5% 2/19/39 (a)	6,000	6,143
5.5% 2/19/39 (a)	9,000	9,201
5.5% 3/18/39 (a)	187,000	190,623
5.75% 8/20/35 (e)	608	629
6% 8/15/17 to 12/15/38	1,055,931	1,090,848
6% 2/19/39 (a)	8,000	8,225
6% 2/19/39 (a)	16,000	16,450
6% 2/19/39 (a)	13,000	13,366
6% 2/19/39 (a)	7,000	7,201
6% 2/19/39 (a)	6,000	6,172
6% 2/19/39 (a)	3,000	3,086
6% 2/19/39 (a)	6,000	6,172
6% 2/19/39 (a)	7,000	7,201
6% 2/19/39 (a)	4,000	4,115
6% 2/19/39 (a)	7,000	7,203
6.5% 4/15/23 to 12/15/38	287,366	300,137
6.5% 2/19/39 (a)	81,000	83,980
6.5% 2/19/39 (a)	7,000	7,258
6.5% 2/19/39 (a)	5,000	5,184
6.5% 2/19/39 (a)	7,000	7,258
7% 10/20/16 to 9/20/34	86,735	91,157
7.25% 9/15/27	206	218
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
7.395% 6/20/25 to 11/20/27	$ 1,497	$ 1,581
7.5% 5/15/17 to 9/20/32	34,786	36,732
8% 8/15/18 to 7/15/32	9,014	9,605
8.5% 9/15/09 to 2/15/31	2,851	3,070
9% 3/15/10 to 5/15/30	1,310	1,435
9.5% 12/20/15 to 4/20/17	441	485
10.5% 1/15/14 to 10/15/18	525	588
13% 2/15/11 to 1/15/15	86	97
13.5% 7/15/10 to 1/15/15	10	11
		4,042,939
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,815,565)		4,863,621
Collateralized Mortgage Obligations - 12.3%

U.S. Government Agency - 12.3%
Fannie Mae:
floater Series 2007-95 Class A1, 0.6394% 8/27/36 (e)	19,223	18,650
Series 2003-39 Class IA, 5.5% 10/25/22 (e)(f)	3,466	283
Series 2006-48 Class LF, 0% 8/25/34 (e)(g)	60	59
target amortization class Series G94-2 Class D, 6.45% 1/25/24	2,092	2,160
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/1/33 (f)	2,245	208
Series 339 Class 5, 5.5% 7/1/33 (f)	3,642	361
Series 343 Class 16, 5.5% 5/1/34 (f)	2,619	250
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2861 Class JF, 0.6331% 4/15/17 (e)	1,963	1,938
Series 3094 Class UF, 0% 9/15/34 (e)	987	915
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	3,102	3,225
Series 2787 Class OI, 5.5% 10/15/24 (f)	888	4
Series 40 Class K, 6.5% 8/17/24	1,380	1,441
sequential payer:
Series 2204 Class N, 7.5% 12/20/29	5,862	6,142
Series 2601 Class TI, 5.5% 10/15/22 (f)	14,270	1,206
Series 2750 Class ZT, 5% 2/15/34	6,544	6,284
Series 2866 Class CY, 4.5% 10/15/19	4,491	4,428
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2957 Class SW, 5.6669% 4/15/35 (e)(f)	$ 10,322	$ 583
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-71:
Class Z, 5.5% 10/20/32	49,475	50,594
Class ZJ, 6% 10/20/32	25,439	26,268
Ginnie Mae guaranteed REMIC pass-thru securities:
floater:
Series 2001-22 Class FM, 0.6838% 5/20/31 (e)	560	542
Series 2002-41 Class HF, 0.7288% 6/16/32 (e)	636	616
Series 2007-22 Class TC, 0% 4/20/37 (e)	1,723	1,395
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	14,170	14,632
Series 1994-4 Class KQ, 7.9875% 7/16/24	867	938
Series 2000-26 Class PK, 7.5% 9/20/30	2,326	2,483
Series 2002-5 Class PD, 6.5% 5/16/31	2,164	2,170
Series 2002-50 Class PE, 6% 7/20/32	17,485	17,958
Series 2003-31 Class PI, 5.5% 4/16/30 (f)	1,698	34
Series 2003-70 Class LE, 5% 7/20/32	44,000	44,624
Series 2004-19:
Class DJ, 4.5% 3/20/34	1,902	1,957
Class DP, 5.5% 3/20/34	3,895	4,012
Series 2004-64 Class KE, 5.5% 12/20/33	22,978	23,432
Series 2004-98 Class IG, 5.5% 2/20/30 (f)	2,581	31
Series 2005-17 Class IA, 5.5% 8/20/33 (f)	5,699	157
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	5,139
Series 2005-54 Class BM, 5% 7/20/35	9,658	9,799
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	5,727
Series 2006-50 Class JC, 5% 6/20/36	11,780	11,864
Series 2008-28 Class PC, 5.5% 4/20/34	18,652	19,323
sequential payer:
Series 1995-4 Class CQ, 8% 6/20/25	657	711
Series 2001-40 Class Z, 6% 8/20/31	7,011	7,193
Series 2002-18 Class ZB, 6% 3/20/32	6,950	7,194
Series 2002-29:
Class SK, 8.25% 5/20/32 (e)(g)	294	325
Class Z, 6.5% 5/16/32	10,288	10,734
Series 2002-42 Class ZA, 6% 6/20/32	4,477	4,641
Series 2002-43 Class Z, 6.5% 6/20/32	10,651	11,061
Series 2002-45 Class Z, 6% 6/20/32	2,541	2,611
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru securities: - continued
sequential payer:
Series 2002-67 Class ZA, 6% 9/20/32	$ 89,738	$ 92,402
Series 2003-7 Class VP, 6% 11/20/13	3,975	4,014
Series 2004-65 Class VE, 5.5% 7/20/15	3,944	4,080
Series 2004-86 Class G, 6% 10/20/34	6,273	6,326
Series 2005-28 Class AJ, 5.5% 4/20/35	29,732	30,158
Series 2005-47 Class ZY, 6% 6/20/35	4,957	4,823
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	956
Series 2005-82 Class JV, 5% 6/20/35	3,500	3,473
Series 1995-6 Class Z, 7% 9/20/25	1,818	1,896
Series 2003-11 Class S, 6.2213% 2/16/33 (e)(f)(g)	8,582	720
Series 2003-92 Class SN, 6.1013% 10/16/33 (e)(f)	26,105	1,530
Series 2004-32 Class GS, 6.1713% 5/16/34 (e)(f)(g)	2,352	192
Series 2004-34 Class SA, 6.2663% 5/20/34 (e)(f)	22,649	1,670
Series 2005-6 Class EY, 5.5% 11/20/33 (c)	1,016	959
Series 2006-13 Class DS, 10.5609% 3/20/36 (e)(g)	39,508	37,852
Series 2007-18 Class S, 6.4713% 4/16/37 (e)(f)(g)	39,588	3,291
Series 2007-35 Class SC, 38.2275% 6/16/37 (e)(g)	13,717	18,682
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $534,965)		549,326
Commercial Mortgage Securities - 0.3%

Fannie Mae subordinate REMIC pass-thru certificates:
Series 1998-M3 Class IB, 0.7078% 1/17/38 (e)(f)	13,553	184
Series 1998-M4 Class N, 1.1614% 2/25/35 (e)(f)	2,831	14
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 1.0226% 9/16/41 (e)(f)	121,124	2,059
Series 2001-12 Class X, 0.7438% 7/16/40 (e)(f)	33,239	439
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-81 Class IO, 1.811% 9/16/42 (e)(f)	117,950	3,474
Series 2002-62 Class IO, 1.3629% 8/16/42 (e)(f)	68,773	1,833
Series 2002-85 Class X, 1.7153% 3/16/42 (e)(f)	64,719	4,391
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $26,805)		12,394
Cash Equivalents - 2.3%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.28%, dated 1/30/09 due 2/2/09 (Collateralized by U.S. Government Obligations) # (Cost $103,862)	$ 103,864	$ 103,862
TOTAL INVESTMENT PORTFOLIO - 123.4% (Cost $5,481,197)		5,529,203
NET OTHER ASSETS - (23.4)%		(1,048,034)
NET ASSETS - 100%		$ 4,481,169
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
171 CBOT 2 Year U.S. Treasury Notes Index Contracts	April 2009	$ 37,214	$ (420)

The face value of futures sold as a percentage of net assets - 0.8%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.5175% with Credit Suisse First Boston	Dec. 2018	$ 30,000	$ 1,359
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.695% with Credit Suisse First Boston	Oct. 2010	26,000	(691)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.6975% with JPMorgan Chase, Inc.	Jan. 2019	30,000	914
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.554% with Credit Suisse First Boston	April 2013	54,000	(3,176)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.03% with Credit Suisse First Boston	Sept. 2013	63,000	(5,242)
		$ 203,000	$ (6,836)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security is subject to a forward commitment to sell.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $335,000.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $10,247,000.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security. The rate shown is the rate at period end.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$103,862,000 due 2/02/09 at 0.28%
BNP Paribas Securities Corp.	$ 7,853
Barclays Capital, Inc.	38,482
Deutsche Bank Securities, Inc.	2,356
ING Financial Markets LLC	3,927
J.P. Morgan Securities, Inc.	197
UBS Securities LLC	51,047
$ 103,862
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,529,203	$ -	$ 5,521,992	$ 7,211
Other Financial Instruments*	$ 529	$ (420)	$ 949	$ -
* Other financial instruments include Futures Contracts, Forward Commitments and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 9,063
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	2,036
Cost of Purchases	1,739
Proceeds of Sales	-
Amortization/Accretion	(3,079)
Transfer in/out of Level 3	(2,548)
Ending Balance	$ 7,211

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $40,263,000 all of which will expire on July 31, 2015.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ginnie Mae Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $103,862) - See accompanying schedule: Unaffiliated issuers (cost $5,481,197)		$ 5,529,203
Commitment to sell securities on a delayed delivery basis	$ (879,392)
Receivable for securities sold on a delayed delivery basis	887,177	7,785
Receivable for investments sold, regular delivery		1,864
Cash		3
Receivable for fund shares sold		11,966
Interest receivable		23,174
Receivable for daily variation on futures contracts		9
Other receivables		1,294
Unrealized appreciation on swap agreements		2,273
Total assets		5,577,571

Liabilities
Payable for investments purchased Regular delivery	$ 64,518
Delayed delivery	1,013,561
Payable for fund shares redeemed	4,216
Distributions payable	2,057
Unrealized depreciation on swap agreements	9,109
Accrued management fee	1,172
Other affiliated payables	475
Other payables and accrued expenses	1,294
Total liabilities		1,096,402

Net Assets		$ 4,481,169
Net Assets consist of:
Paid in capital		$ 4,465,153
Distributions in excess of net investment income		(17,210)
Accumulated undistributed net realized gain (loss) on investments		(15,309)
Net unrealized appreciation (depreciation) on investments		48,535
Net Assets, for 402,969 shares outstanding		$ 4,481,169
Net Asset Value, offering price and redemption price per share ($4,481,169 ÷ 402,969 shares)		$ 11.12

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ginnie Mae Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2009 (Unaudited)

Investment Income
Interest		$ 102,193

Expenses
Management fee	$ 6,191
Transfer agent fees	1,938
Fund wide operations fee	583
Independent trustees' compensation	7
Appreciation in deferred trustee compensation account	2
Miscellaneous	4
Total expenses before reductions	8,725
Expense reductions	(2)	8,723
Net investment income		93,470
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	31,953
Futures contracts	(1,227)
Swap agreements	(4,987)
Total net realized gain (loss)		25,739
Change in net unrealized appreciation (depreciation) on: Investment securities	62,789
Futures contracts	(332)
Swap agreements	(2,952)
Delayed delivery commitments	7,836
Total change in net unrealized appreciation (depreciation)		67,341
Net gain (loss)		93,080
Net increase (decrease) in net assets resulting from operations		$ 186,550

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 93,470	$ 162,453
Net realized gain (loss)	25,739	16,810
Change in net unrealized appreciation (depreciation)	67,341	45,848
Net increase (decrease) in net assets resulting from operations	186,550	225,111
Distributions to shareholders from net investment income	(95,832)	(165,414)
Share transactions Proceeds from sales of shares	1,403,405	794,966
Reinvestment of distributions	84,997	146,424
Cost of shares redeemed	(578,399)	(692,940)
Net increase (decrease) in net assets resulting from share transactions	910,003	248,450
Total increase (decrease) in net assets	1,000,721	308,147

Net Assets
Beginning of period	3,480,448	3,172,301
End of period (including distributions in excess of net investment income of $17,210 and distributions in excess of net investment income of $14,848, respectively)	$ 4,481,169	$ 3,480,448
Other Information Shares
Sold	127,401	72,697
Issued in reinvestment of distributions	7,736	13,412
Redeemed	(52,731)	(63,680)
Net increase (decrease)	82,406	22,429

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 10.64	$ 10.62	$ 11.00	$ 11.00	$ 11.05
Income from Investment Operations
Net investment income D	.265	.534	.537	.497	.443	.404
Net realized and unrealized gain (loss)	.265	.230	.017	(.315)	.004	.027
Total from investment operations	.530	.764	.554	.182	.447	.431
Distributions from net investment income	(.270)	(.544)	(.534)	(.542)	(.447)	(.391)
Distributions from net realized gain	-	-	-	(.020)	-	(.090)
Total distributions	(.270)	(.544)	(.534)	(.562)	(.447)	(.481)
Net asset value, end of period	$ 11.12	$ 10.86	$ 10.64	$ 10.62	$ 11.00	$ 11.00
Total Return B, C	4.94%	7.27%	5.29%	1.70%	4.11%	3.96%
Ratios to Average Net Assets E
Expenses before reductions	.45% A	.45%	.45%	.45%	.57%	.60%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.57%	.60%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.57%	.60%
Net investment income	4.78% A	4.90%	5.01%	4.61%	4.00%	3.64%
Supplemental Data
Net assets, end of period (in millions)	$ 4,481	$ 3,480	$ 3,172	$ 3,365	$ 4,033	$ 3,977
Portfolio turnover rate	438% A	227%	165%	183%	160%	155%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Intermediate Government Income Fund

Investment Changes (Unaudited)

Coupon Distribution as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Less than 2%	13.0	12.0
2 - 2.99%	11.9	8.8
3 - 3.99%	20.4	12.6
4 - 4.99%	21.4	28.3
5 - 5.99%	10.5	15.6
6 - 6.99%	4.0	5.8
7% and over	5.1	0.4
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of January 31, 2009
6 months ago
Years	4.6	3.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of January 31, 2009
6 months ago
Years	3.5	3.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2009 *		As of July 31, 2008 **
	Mortgage Securities 18.3%		Mortgage Securities 15.4%
	CMOs and Other Mortgage Related Securities 5.9%		CMOs and Other Mortgage Related Securities 6.8%
	U.S. Treasury Obligations 45.5%		U.S. Treasury Obligations 48.3%
	U.S. Government Agency Obligations 28.7%		U.S. Government Agency Obligations 28.5%
	Asset-Backed Securities 0.0%		Asset-Backed Securities 0.1%
	Short-Term Investments and Net Other Assets 1.6%		Short-Term Investments and Net Other Assets 0.9%
* Futures and Swaps	6.3%	** Futures and Swaps	1.1%

Semiannual Report

Fidelity Intermediate Government Income Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 74.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 28.7%
Fannie Mae:
2% 1/9/12	$ 13,000	$ 12,979
2.5% 4/9/10	5,130	5,199
2.875% 10/12/10	20,080	20,580
2.875% 12/11/13	38,000	38,653
3% 7/12/10	3,000	3,075
3.25% 8/12/10	9,973	10,267
3.375% 5/19/11	38,525	39,966
3.625% 8/15/11	38,000	39,672
4.75% 11/19/12	16,010	17,474
4.875% 5/18/12	8,000	8,643
5% 2/16/12	15,040	16,304
6% 5/15/11	8,545	9,313
Federal Home Loan Bank:
1.625% 1/21/11	27,005	26,941
3.375% 10/20/10	28,235	29,144
3.625% 10/18/13	34,085	35,514
5.125% 8/14/13	1,000	1,110
Freddie Mac:
1.5% 1/7/11	24,690	24,687
3.25% 7/16/10	3,221	3,313
4.125% 11/30/09	5,500	5,646
4.125% 7/12/10	1,300	1,346
4.5% 1/15/14	18,481	20,155
4.875% 11/15/13	650	719
4.875% 6/13/18	22,073	23,993
5% 2/16/17	7,000	7,567
5.125% 4/18/11	2,000	2,146
5.125% 11/17/17	6,000	6,595
5.25% 7/18/11	12,000	12,966
5.5% 8/23/17	3,907	4,378
6.875% 9/15/10	2,000	2,165
Israeli State (guaranteed by U.S. Government through Agency for International Development) 6.8% 2/15/12	6,668	7,014
Private Export Funding Corp. secured:
4.974% 8/15/13	3,435	3,742
5.66% 9/15/11 (c)	9,000	9,836
5.685% 5/15/12	3,915	4,342
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	$ 630	$ 666
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 6.06% 8/1/10	2,190	2,235
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		458,345
U.S. Treasury Inflation Protected Obligations - 3.8%
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/18	21,895	21,430
2.125% 1/15/19	2,475	2,596
2.375% 1/15/17	17,971	18,365
2.625% 7/15/17	17,866	18,728
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		61,119
U.S. Treasury Obligations - 41.7%
U.S. Treasury Bonds:
9% 11/15/18	30,004	44,190
9.125% 5/15/18	4,360	6,404
11.25% 2/15/15	21,370	31,870
U.S. Treasury Notes:
0.875% 1/31/11	55,001	54,920
1.125% 1/15/12	45,000	44,715
1.25% 11/30/10	29,696	29,911
1.5% 12/31/13 (b)	9,659	9,518
1.75% 3/31/10	842	853
1.75% 1/31/14	37,091	36,877
2% 11/30/13	11,787	11,898
2.375% 8/31/10	27,975	28,717
2.75% 7/31/10	6,922	7,140
2.75% 2/28/13	23,958	25,118
2.75% 10/31/13	61,000	63,724
3.125% 8/31/13	39,785	42,250
3.125% 9/30/13	54,650	57,972
3.375% 6/30/13	26,378	28,363
3.375% 7/31/13	24,100	25,906
3.5% 5/31/13	1,950	2,105
3.75% 11/15/18	15,780	16,993
3.875% 5/15/18	2,578	2,800
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4% 8/15/18	$ 16,670	$ 18,301
4.25% 11/15/14	11,620	13,103
4.25% 11/15/17	6,260	6,961
4.5% 5/15/17	11,739	13,214
4.625% 12/31/11 (f)	910	997
4.625% 7/31/12	23,545	26,069
4.75% 8/15/17	11,587	13,285
TOTAL U.S. TREASURY OBLIGATIONS		664,174
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,155,111)		1,183,638
U.S. Government Agency - Mortgage Securities - 18.3%

Fannie Mae - 12.6%
3.915% 7/1/35 (g)	230	232
4% 9/1/13 to 2/1/39 (e)	27,259	27,080
4.183% 5/1/34 (g)	648	653
4.196% 5/1/35 (g)	8,625	8,705
4.28% 7/1/33 (g)	12,780	13,049
4.296% 8/1/35 (g)	1,123	1,135
4.303% 3/1/33 (g)	41	41
4.321% 7/1/35 (g)	229	232
4.323% 2/1/35 (g)	2,223	2,248
4.331% 1/1/35 (g)	86	87
4.399% 10/1/33 (g)	343	352
4.42% 5/1/35 (g)	858	868
4.425% 5/1/35 (g)	64	65
4.432% 3/1/35 (g)	137	139
4.449% 8/1/34 (g)	201	205
4.5% 3/1/18 to 11/1/19	2,253	2,305
4.5% 2/12/39 (d)(e)	32,000	32,179
4.523% 10/1/35 (g)	1,595	1,616
4.537% 7/1/35 (g)	28	29
4.545% 3/1/35 (g)	428	431
4.548% 10/1/33 (g)	55	56
4.55% 10/1/35 (g)	1,338	1,362
4.58% 7/1/35 (g)	72	73
4.595% 7/1/35 (g)	1,050	1,072
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.612% 2/1/33 (g)	$ 54	$ 54
4.658% 10/1/35 (g)	128	130
4.664% 10/1/33 (g)	24	24
4.689% 10/1/34 (g)	238	240
4.693% 2/1/35 (g)	1,070	1,093
4.708% 2/1/35 (g)	422	430
4.752% 10/1/34 (g)	1,071	1,091
4.753% 12/1/34 (g)	63	63
4.765% 2/1/34 (g)	21	21
4.766% 4/1/35 (g)	26	27
4.783% 7/1/35 (g)	351	361
4.804% 8/1/33 (g)	68	69
4.806% 11/1/34 (g)	181	184
4.814% 2/1/36 (g)	902	922
4.843% 3/1/33 (g)	180	183
4.87% 7/1/35 (g)	447	459
4.889% 7/1/36 (g)	236	239
4.896% 2/1/36 (g)	942	964
4.898% 5/1/35 (g)	152	155
4.929% 4/1/35 (g)	798	814
4.933% 1/1/35 (g)	234	238
4.953% 8/1/35 (g)	775	797
4.974% 7/1/34 (g)	29	29
4.98% 5/1/35 (g)	175	177
4.982% 2/1/34 (g)	570	585
4.987% 7/1/35 (g)	778	793
4.994% 2/1/35 (g)	412	420
5% 2/1/16 to 4/1/22	505	517
5.011% 12/1/32 (g)	706	719
5.046% 10/1/35 (g)	465	479
5.062% 11/1/33 (g)	131	135
5.09% 9/1/34 (g)	55	56
5.09% 10/1/35 (g)	332	343
5.121% 3/1/35 (g)	11	11
5.135% 3/1/37 (g)	3,671	3,743
5.152% 5/1/35 (g)	52	53
5.16% 10/1/18 (g)	33	33
5.174% 8/1/34 (g)	444	452
5.185% 3/1/35 (g)	41	41
5.193% 6/1/35 (g)	273	276
5.252% 11/1/36 (g)	231	237
5.265% 12/1/36 (g)	216	221
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.269% 7/1/35 (g)	$ 2,011	$ 2,065
5.279% 3/1/35 (g)	44	44
5.31% 12/1/34 (g)	76	77
5.342% 2/1/37 (g)	218	224
5.348% 2/1/36 (g)	67	68
5.386% 2/1/37 (g)	983	1,008
5.459% 2/1/37 (g)	1,394	1,437
5.498% 6/1/47 (g)	159	163
5.5% 2/1/09 to 6/1/20	23,625	24,449
5.504% 4/1/36 (g)	11,443	11,808
5.509% 11/1/36 (g)	380	388
5.566% 4/1/36 (g)	384	397
5.594% 7/1/36 (g)	7,869	8,133
5.63% 4/1/36 (g)	998	1,030
5.633% 2/1/36 (g)	258	266
5.66% 6/1/36 (g)	559	576
5.77% 3/1/36 (g)	1,954	2,017
5.797% 1/1/36 (g)	244	250
5.82% 5/1/36 (g)	1,340	1,383
5.845% 9/1/36 (g)	387	395
5.889% 12/1/36 (g)	361	373
5.954% 5/1/36 (g)	243	251
6% 5/1/12 to 3/1/31	12,530	13,045
6.013% 4/1/36 (g)	4,081	4,218
6.049% 3/1/33 (g)	25	25
6.076% 3/1/37 (g)	427	441
6.12% 4/1/36 (g)	376	389
6.217% 2/1/35 (g)	44	45
6.223% 3/1/37 (g)	119	123
6.243% 6/1/36 (g)	58	59
6.25% 9/1/36 (g)	673	697
6.288% 6/1/36 (g)	9,943	10,303
6.5% 6/1/16 to 7/1/32	1,649	1,721
7% 3/1/12 to 9/1/31	226	233
7.5% 5/1/37	307	323
9% 2/1/13	52	53
9.5% 11/15/09	32	33
10.25% 10/1/09 to 10/1/18	5	5
11% 8/1/10 to 1/1/16	120	126
11.25% 5/1/14 to 1/1/16	38	42
11.5% 9/1/11 to 6/15/19	113	123
12.25% 8/1/13	3	3
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
12.5% 9/1/12 to 7/1/16	$ 112	$ 128
12.75% 10/1/11 to 6/1/15	46	49
13% 7/1/13 to 7/1/15	54	62
13.25% 9/1/11	37	40
13.5% 11/1/14 to 12/1/14	12	14
15% 4/1/12	2	2
		201,196
Freddie Mac - 5.6%
3.758% 5/1/35 (g)	611	616
3.995% 7/1/33 (g)	7,293	7,370
4% 1/1/19 to 11/1/20	3,613	3,646
4.008% 4/1/34 (g)	1,081	1,085
4.275% 6/1/35 (g)	107	109
4.311% 6/1/33 (g)	287	288
4.316% 12/1/34 (g)	105	107
4.374% 2/1/34 (g)	74	74
4.407% 3/1/35 (g)	124	126
4.471% 3/1/35 (g)	111	113
4.492% 7/1/35 (g)	444	449
4.522% 2/1/35 (g)	217	221
4.539% 5/1/38 (g)	24,897	25,168
4.711% 11/1/35 (g)	367	372
4.788% 2/1/36 (g)	101	103
4.801% 3/1/35 (g)	229	233
4.834% 9/1/35 (g)	11,597	11,935
4.841% 9/1/36 (g)	250	254
4.94% 1/1/35 (g)	876	892
5% 3/1/18 to 7/1/19	8,037	8,245
5.028% 7/1/35 (g)	1,354	1,383
5.088% 7/1/35 (g)	341	352
5.09% 12/1/33 (g)	623	631
5.222% 10/1/35 (g)	399	409
5.257% 2/1/36 (g)	37	38
5.288% 3/1/35 (g)	76	77
5.448% 4/1/37 (g)	144	147
5.474% 3/1/37 (g)	134	137
5.486% 1/1/36 (g)	378	389
5.5% 8/1/14 to 11/1/20	2,472	2,553
5.502% 10/1/36 (g)	391	402
5.521% 1/1/36 (g)	497	511
5.578% 2/1/35 (g)	138	139
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.587% 3/1/36 (g)	$ 1,631	$ 1,677
5.694% 10/1/35 (g)	105	108
5.737% 5/1/37 (g)	1,691	1,753
5.763% 3/1/37 (g)	772	785
5.78% 4/1/37 (g)	746	767
5.798% 5/1/37 (g)	1,046	1,082
5.812% 6/1/37 (g)	604	628
5.834% 5/1/37 (g)	247	253
5.845% 5/1/37 (g)	120	123
5.946% 4/1/36 (g)	2,793	2,880
6% 7/1/16 to 2/1/19	2,702	2,818
6.006% 6/1/36 (g)	253	261
6.122% 12/1/36 (g)	1,846	1,898
6.141% 2/1/37 (g)	271	278
6.142% 12/1/36 (g)	527	545
6.181% 5/1/36 (g)	231	239
6.303% 7/1/36 (g)	256	265
6.35% 3/1/33 (g)	16	17
6.418% 6/1/37 (g)	69	71
6.453% 9/1/36 (g)	1,286	1,333
6.5% 12/1/21	748	781
6.65% 8/1/37 (g)	489	505
7.524% 4/1/37 (g)	51	53
8.5% 5/1/17	3	3
9% 11/1/09 to 7/1/16	24	26
9.5% 7/1/16 to 8/1/21	199	217
10% 7/1/09 to 3/1/21	360	399
10.5% 9/1/09 to 5/1/21	9	9
11% 9/1/20	15	17
11.25% 2/1/10 to 6/1/14	46	51
11.5% 10/1/15 to 8/1/19	36	40
11.75% 7/1/15	1	1
12% 10/1/09 to 11/1/19	78	85
12.25% 12/1/11 to 8/1/15	38	42
12.5% 10/1/09 to 6/1/19	363	405
12.75% 2/1/10 to 10/1/10	3	3
13% 9/1/10 to 5/1/17	57	64
13.25% 11/1/10 to 10/1/13	21	24
13.5% 11/1/10 to 8/1/11	13	14
14% 11/1/12 to 4/1/16	4	4
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
14.5% 12/1/10	$ 1	$ 1
14.75% 3/1/10	1	1
		89,100
Government National Mortgage Association - 0.1%
8% 12/15/23	336	358
8.5% 6/15/16 to 2/15/17	4	5
10.5% 9/15/15 to 10/15/21	560	640
10.75% 12/15/09 to 3/15/10	2	3
11% 5/20/16 to 1/20/21	37	42
12.5% 12/15/10	1	1
13% 1/15/11 to 10/15/13	31	34
13.25% 8/15/14	8	9
13.5% 7/15/11 to 12/15/14	6	7
14% 6/15/11	4	4
		1,103
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $287,078)		291,399
Collateralized Mortgage Obligations - 5.9%

U.S. Government Agency - 5.9%
Fannie Mae:
floater:
Series 1994-42 Class FK, 1.68% 4/25/24 (g)	2,818	2,320
Series 2007-95 Class A1, 0.6394% 8/27/36 (g)	959	931
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	65	71
Series 2002-83 Class ME, 5% 12/25/17	5,150	5,238
Series 2003-28 Class KG, 5.5% 4/25/23	725	701
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.3694% 8/25/31 (g)	540	524
Series 2002-60 Class FV, 1.3894% 4/25/32 (g)	202	198
Series 2002-74 Class FV, 0.8394% 11/25/32 (g)	2,825	2,740
Series 2002-75 Class FA, 1.3894% 11/25/32 (g)	414	409
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	518	537
Series 2002-11:
Class QC, 5.5% 3/25/17	1,089	1,122
Class UC, 6% 3/25/17	845	884
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class:
Series 2002-16 Class PG, 6% 4/25/17	$ 1,091	$ 1,130
Series 2002-61 Class PG, 5.5% 10/25/17	1,945	2,008
Series 2002-71 Class UC, 5% 11/25/17	3,155	3,236
Series 2002-9 Class PC, 6% 3/25/17	78	81
Series 2003-122 Class OL, 4% 12/25/18	880	843
Series 2003-128 Class NE, 4% 12/25/16	1,260	1,271
Series 2003-85 Class GD, 4.5% 9/25/18	1,425	1,439
Series 2004-80 Class LD, 4% 1/25/19	980	986
Series 2004-81:
Class KC, 4.5% 4/25/17	690	710
Class KD, 4.5% 7/25/18	1,315	1,343
Series 2005-52 Class PB, 6.5% 12/25/34	1,366	1,421
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	313	325
Series 2002-57 Class BD, 5.5% 9/25/17	279	288
Series 2004-19 Class AY, 4% 4/25/19	10,000	9,764
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2526 Class FC, 0.7331% 11/15/32 (g)	626	603
Series 2630 Class FL, 0.8331% 6/15/18 (g)	58	56
Series 2925 Class CQ, 0% 1/15/35 (g)	259	229
Series 3344 Class FT, 0.6831% 7/15/34 (g)	14,646	14,151
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	322	336
Series 2376 Class JE, 5.5% 11/15/16	295	305
Series 2378 Class PE, 5.5% 11/15/16	806	832
Series 2381 Class OG, 5.5% 11/15/16	229	237
Series 2425 Class JH, 6% 3/15/17	398	414
Series 2628 Class OE, 4.5% 6/15/18	705	711
Series 2640 Class GE, 4.5% 7/15/18	3,690	3,722
Series 2695 Class DG, 4% 10/15/18	1,635	1,604
Series 2752 Class PW, 4% 4/15/22	397	396
Series 2802 Class OB, 6% 5/15/34	1,355	1,368
Series 2810 Class PD, 6% 6/15/33	1,020	1,054
Series 2831 Class PB, 5% 7/15/19	1,975	2,026
Series 2866 Class XE, 4% 12/15/18	1,875	1,888
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	1,861	1,930
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2570 Class CU, 4.5% 7/15/17	$ 155	$ 159
Series 2572 Class HK, 4% 2/15/17	210	213
Series 2617 Class GW, 3.5% 6/15/16	523	525
Series 2729 Class GB, 5% 1/15/19	1,000	1,031
Series 2860 Class CP, 4% 10/15/17	151	153
Series 2937 Class HJ, 5% 10/15/19	756	780
Series 2998 Class LY, 5.5% 7/15/25	295	278
Series 3007 Class EW, 5.5% 7/15/25	1,125	1,070
Series 3013 Class VJ, 5% 1/15/14	1,583	1,637
Series 3266 Class C, 5% 2/15/20	528	544
Series 3455 Class MB, 4.5% 6/15/23	14,240	13,974
Series 2715 Class NG, 4.5% 12/15/18	890	892
Series 2769 Class BU, 5% 3/15/34	1,014	1,001
Series 2975 Class NA, 5% 7/15/23	306	308
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $94,021)		94,947
Cash Equivalents - 7.8%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.28%, dated 1/30/09 due 2/2/09 (Collateralized by U.S. Government Obligations) #	$ 63,374	63,373
0.29%, dated 1/30/09 due 2/2/09 (Collateralized by U.S. Government Obligations) # (a)	61,051	61,050
TOTAL CASH EQUIVALENTS (Cost $124,423)		124,423
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $1,660,633)		1,694,407
NET OTHER ASSETS - (6.2)%		(99,633)
NET ASSETS - 100%		$ 1,594,774
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
398 CBOT 2 Year U.S. Treasury Notes Index Contracts	April 2009	$ 86,615	$ 460

The face value of futures purchased as a percentage of net assets - 5.4%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.35% with Bank of America	March 2037	$ 1,800	$ (678)
Receive semi-annually a fixed rate equal to 3.30% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2010	6,750	260
Receive semi-annually a fixed rate equal to 3.33% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2010	8,800	344
		$ 17,350	$ (74)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,836,000 or 0.6% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $717,000.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$63,373,000 due 2/02/09 at 0.28%
BNP Paribas Securities Corp.	$ 4,792
Barclays Capital, Inc.	23,480
Deutsche Bank Securities, Inc.	1,438
ING Financial Markets LLC	2,396
J.P. Morgan Securities, Inc.	120
UBS Securities LLC	31,147
$ 63,373
$61,050,000 due 2/02/09 at 0.29%
Banc of America Securities LLC	$ 61,050
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,694,407	$ -	$ 1,694,178	$ 229
Other Financial Instruments*	$ 758	$ 460	$ 298	$ -
* Other financial instruments include Futures Contracts, Forward Commitments, and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 140
Total Realized Gain (Loss)	1
Total Unrealized Gain (Loss)	69
Cost of Purchases	20
Proceeds of Sales	(1)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 229

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $17,628,000 of which $155,000, $6,019,000 and $11,454,000 will expire on July 31, 2013, 2014 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Intermediate Government Income Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $59,853 and repurchase agreements of $124,423) - See accompanying schedule: Unaffiliated issuers (cost $1,660,633)		$ 1,694,407
Commitment to sell securities on a delayed delivery basis	$ (61,768)
Receivable for securities sold on a delayed delivery basis	62,140	372
Receivable for investments sold, regular delivery		152,770
Cash		1
Receivable for fund shares sold		2,945
Interest receivable		11,881
Unrealized appreciation on swap agreements		604
Total assets		1,862,980

Liabilities
Payable for investments purchased Regular delivery	$ 167,059
Delayed delivery	32,399
Payable for fund shares redeemed	6,112
Distributions payable	283
Unrealized depreciation on swap agreements	678
Accrued management fee	428
Payable for daily variation on futures contracts	25
Other affiliated payables	172
Collateral on securities loaned, at value	61,050
Total liabilities		268,206

Net Assets		$ 1,594,774
Net Assets consist of:
Paid in capital		$ 1,551,939
Distributions in excess of net investment income		(1,183)
Accumulated undistributed net realized gain (loss) on investments		9,486
Net unrealized appreciation (depreciation) on investments		34,532
Net Assets, for 147,151 shares outstanding		$ 1,594,774
Net Asset Value, offering price and redemption price per share ($1,594,774 ÷ 147,151 shares)		$ 10.84

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2009 (Unaudited)

Investment Income
Interest		$ 20,326

Expenses
Management fee	$ 2,089
Transfer agent fees	654
Fund wide operations fee	196
Independent trustees' compensation	2
Miscellaneous	3
Total expenses before reductions	2,944
Expense reductions	(12)	2,932
Net investment income		17,394
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	25,305
Futures contracts	447
Swap agreements	1,619
Total net realized gain (loss)		27,371
Change in net unrealized appreciation (depreciation) on: Investment securities	33,123
Futures contracts	422
Swap agreements	24
Delayed delivery commitments	322
Total change in net unrealized appreciation (depreciation)		33,891
Net gain (loss)		61,262
Net increase (decrease) in net assets resulting from operations		$ 78,656

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Intermediate Government Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 17,394	$ 32,272
Net realized gain (loss)	27,371	25,860
Change in net unrealized appreciation (depreciation)	33,891	847
Net increase (decrease) in net assets resulting from operations	78,656	58,979
Distributions to shareholders from net investment income	(18,965)	(33,538)
Share transactions Proceeds from sales of shares	827,592	459,861
Reinvestment of distributions	17,245	29,780
Cost of shares redeemed	(283,882)	(241,009)
Net increase (decrease) in net assets resulting from share transactions	560,955	248,632
Total increase (decrease) in net assets	620,646	274,073

Net Assets
Beginning of period	974,128	700,055
End of period (including distributions in excess of net investment income of $1,183 and undistributed net investment income of $388, respectively)	$ 1,594,774	$ 974,128
Other Information Shares
Sold	78,091	44,265
Issued in reinvestment of distributions	1,622	2,886
Redeemed	(26,618)	(23,326)
Net increase (decrease)	53,095	23,825

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.36	$ 9.97	$ 9.92	$ 10.11	$ 10.18	$ 10.17
Income from Investment Operations
Net investment income D	.141	.398	.435	.414	.330	.274
Net realized and unrealized gain (loss)	.495	.413	.067	(.219)	(.084)	.014
Total from investment operations	.636	.811	.502	.195	.246	.288
Distributions from net investment income	(.156)	(.421)	(.452)	(.385)	(.316)	(.278)
Net asset value, end of period	$ 10.84	$ 10.36	$ 9.97	$ 9.92	$ 10.11	$ 10.18
Total Return B, C	6.18%	8.24%	5.14%	1.97%	2.43%	2.84%
Ratios to Average Net Assets E
Expenses before reductions	.45% A	.45%	.45%	.45%	.57%	.60%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.57%	.60%
Expenses net of all reductions	.44% A	.45%	.45%	.45%	.57%	.60%
Net investment income	2.64% A	3.86%	4.36%	4.14%	3.23%	2.67%
Supplemental Data
Net assets, end of period (in millions)	$ 1,595	$ 974	$ 700	$ 759	$ 884	$ 963
Portfolio turnover rate	308% A	318%	121%	97%	90%	152%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Ginnie Mae Fund and Fidelity Intermediate Government Income Fund (the Funds) are funds of Fidelity Income Fund (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for each Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Ginnie Mae Fund, independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Ginnie Mae Fund	$ 5,481,825	$ 83,186	$ (35,808)	$ 47,378
Intermediate Government Income Fund	1,660,450	38,849	(4,892)	33,957

Semiannual Report

2. Significant Accounting Policies - continued

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Funds invest in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Futures Contracts. Certain Funds may use futures contracts to manage their exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in each applicable fund's Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Swap Agreements. The Funds entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Funds' accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may exceed amounts recognized on the Funds' Statements of Asset and Liabilities. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements

Semiannual Report

3. Operating Policies - continued

Swap Agreements - continued

open at period end are included in the Funds' Schedules of Investments under the caption "Swap Agreements." Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified in the Funds' Schedules of Investments. The Funds could experience delays and costs in gaining access to the collateral even though it is held in the Funds' custodian bank.

Changes in interest rates can have a negative effect on both the value of the Funds' bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall. The Funds entered into interest rate swap agreements to manage their exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Ginnie Mae Fund	.20%	.12%	.32%
Intermediate Government Income Fund	.20%	.12%	.32%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of each Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, the compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Fundwide Operations Fee - continued

equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Ginnie Mae Fund	.03%
Intermediate Government Income Fund	.03%

5. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Ginnie Mae Fund	$ 5
Intermediate Government Income Fund	2

During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to:

Intermediate Government Income Fund	$ 158

Semiannual Report

7. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Intermediate Government Income Fund	$ 17,920.55%		$ 1

8. Expense Reductions.

Through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Fund Wide Operations expense reduction	Transfer Agent expense reduction

Ginnie Mae Fund	$ 1	$ 1
Intermediate Government Income Fund	11	1

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Management & Research (U.K.) Inc.

Fidelity Investments
Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

GMIG-USAN-0309
1.844595.103

Fidelity®
Government Income
Fund

Semiannual Report

January 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Class A	.77%
Actual		$ 1,000.00	$ 1,066.20	$ 4.01
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class T	.76%
Actual		$ 1,000.00	$ 1,064.20	$ 3.95
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class B	1.49%
Actual		$ 1,000.00	$ 1,058.40	$ 7.73
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Class C	1.51%
Actual		$ 1,000.00	$ 1,053.40	$ 7.82
HypotheticalA		$ 1,000.00	$ 1,017.59	$ 7.68
Government Income	.45%
Actual		$ 1,000.00	$ 1,066.10	$ 2.34
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.50%
Actual		$ 1,000.00	$ 1,067.60	$ 2.61
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	1.9	1.2
Less than 1%	1.8	0.0
1 - 1.99%	5.4	2.8
2 - 2.99%	7.2	5.5
3 - 3.99%	8.1	10.1
4 - 4.99%	10.0	14.1
5 - 5.99%	27.1	27.4
6 - 6.99%	16.0	12.7
7% and over	8.2	1.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of January 31, 2009
6 months ago
Years	4.8	4.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of January 31, 2009
6 months ago
Years	4.4	5.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2009		As of July 31, 2008
	Mortgage Securities 34.3%		Mortgage Securities 30.9%
	CMOs and Other Mortgage Related Securities 11.3%		CMOs and Other Mortgage Related Securities 8.3%
	U.S. Treasury Obligations 31.6%		U.S. Treasury Obligations 34.3%
	U.S. Government Agency Obligations 25.8%		U.S. Government Agency Obligations 21.7%
	Asset-Backed Securities 0.0%		Asset-Backed Securities 0.1%
	Short-Term Investments and Net Other Assets (3.0)%		Short-Term Investments and Net Other Assets 4.7%
* Futures and Swaps	3.0%	** Futures and Swaps	11.1%

Semiannual Report

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 57.4%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 25.8%
Fannie Mae:
2.5% 4/9/10	$ 26,360	$ 26,716
2.875% 10/12/10	83,835	85,922
2.875% 12/11/13	13,000	13,223
3% 7/12/10 (b)	110,000	112,744
3.25% 8/12/10 (b)	92,720	95,452
3.625% 8/15/11	22,000	22,968
4.75% 11/19/12	7,255	7,918
4.875% 5/18/12 (b)	121,500	131,266
5.125% 4/15/11 (b)	123,600	132,449
6% 5/15/11	10,130	11,040
Federal Home Loan Bank:
1.625% 1/21/11	120,040	119,757
3.625% 9/16/11	3,000	3,129
3.625% 10/18/13	86,700	90,334
5.125% 8/14/13	1,250	1,388
Freddie Mac:
1.5% 1/7/11	13,550	13,548
3.25% 7/16/10 (b)	150,845	155,166
4.125% 7/12/10	2,000	2,070
4.5% 1/15/14 (g)	47,609	51,922
4.875% 11/15/13	600	664
4.875% 6/13/18 (b)(g)	72,725	79,050
5% 1/30/14	25,000	27,633
5% 2/16/17	41,000	44,320
5.25% 7/18/11 (b)	93,930	101,488
5.75% 1/15/12	73,906	81,375
6.875% 9/15/10	153,000	165,657
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	110,500	122,440
6.8% 2/15/12	26,674	28,056
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
6.77% 11/15/13	5,115	5,450
6.99% 5/21/16	17,861	20,326
Private Export Funding Corp. secured:
4.974% 8/15/13	22,940	24,990
5.66% 9/15/11 (c)	18,000	19,672
5.685% 5/15/12	24,035	26,659
6.67% 9/15/09	3,500	3,629
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	$ 5,365	$ 5,516
Series 2002-20K Class 1, 5.08% 11/1/22	11,588	11,981
Series 2003-P10B, Class 1 5.136% 8/10/13	6,431	6,574
Series 2004-20H Class 1, 5.17% 8/1/24	3,264	3,448
Tennessee Valley Authority 5.375% 4/1/56	8,429	9,106
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 5.96% 8/1/09	3,940	4,044
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,869,090
U.S. Treasury Inflation Protected Obligations - 5.0%
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	50,731	45,338
2.5% 1/15/29	68,312	69,970
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	27,504	26,632
1.625% 1/15/18	15,498	15,169
2.375% 1/15/17 (g)	69,565	71,088
2.375% 1/15/27	60,079	59,234
2.625% 7/15/17	69,457	72,810
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		360,241
U.S. Treasury Obligations - 26.6%
U.S. Treasury Bonds:
4.375% 2/15/38	45,860	51,979
5% 5/15/37	95,200	117,334
6.125% 8/15/29	49,127	64,372
7.25% 5/15/16	132,937	169,837
7.5% 11/15/16	81,988	106,655
8% 11/15/21 (f)	146,794	209,365
9% 11/15/18	25,146	37,035
9.125% 5/15/18	10,776	15,828
9.875% 11/15/15	47,285	68,065
11.25% 2/15/15	40,816	60,870
U.S. Treasury Notes:
0.875% 1/31/11	86,722	86,594
1.125% 12/15/11	135,622	134,944
1.25% 11/30/10	57,263	57,677
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.5% 12/31/13 (b)	$ 40,339	$ 39,750
1.75% 11/15/11	22,521	22,804
1.75% 1/31/14	145,236	144,397
2% 11/30/13	43,498	43,909
2.125% 1/31/10	140,980	143,128
2.75% 2/28/13	13,236	13,877
2.75% 10/31/13	17,180	17,949
2.875% 6/30/10	9,561	9,863
3.125% 11/30/09	29,100	29,723
3.125% 8/31/13	20,625	21,903
3.125% 9/30/13	58,130	61,663
3.375% 7/31/13	28,650	30,797
3.5% 5/31/13	17,500	18,895
3.75% 11/15/18 (b)	42,780	46,069
4% 9/30/09	3,000	3,070
4.25% 11/15/17	27,475	30,551
4.5% 5/15/17	28,525	32,108
4.625% 8/31/11	593	645
4.625% 7/31/12	20	22
4.625% 11/15/16	23,000	26,119
4.75% 8/15/17	12,983	14,886
TOTAL U.S. TREASURY OBLIGATIONS		1,932,683
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,998,359)		4,162,014
U.S. Government Agency - Mortgage Securities - 34.3%

Fannie Mae - 22.9%
3.915% 7/1/35 (h)	2,235	2,255
4% 9/1/13 to 6/1/20	21,018	21,244
4.287% 3/1/33 (h)	215	219
4.303% 3/1/33 (h)	276	281
4.321% 7/1/35 (h)	1,803	1,823
4.331% 1/1/35 (h)	658	671
4.425% 5/1/35 (h)	354	360
4.432% 3/1/35 (h)	911	928
4.449% 8/1/34 (h)	1,428	1,450
4.5% 2/1/18 to 9/1/20 (e)	22,104	22,593
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.5% 2/1/39 (d)	$ 20,000	$ 20,112
4.523% 10/1/35 (h)	2,107	2,135
4.537% 7/1/35 (h)	242	244
4.545% 3/1/35 (h)	380	382
4.548% 10/1/33 (h)	437	444
4.55% 10/1/35 (h)	18,232	18,551
4.58% 7/1/35 (h)	931	950
4.6% 10/1/33 (h)	471	473
4.612% 2/1/33 (h)	516	520
4.664% 10/1/33 (h)	205	206
4.708% 2/1/35 (h)	4,328	4,407
4.753% 12/1/34 (h)	510	517
4.765% 2/1/34 (h)	173	176
4.766% 4/1/35 (h)	209	212
4.783% 7/1/35 (h)	3,716	3,816
4.804% 8/1/33 (h)	588	597
4.806% 11/1/34 (h)	1,680	1,705
4.87% 7/1/35 (h)	4,589	4,716
4.898% 5/1/35 (h)	1,507	1,534
4.974% 7/1/34 (h)	247	250
4.982% 2/1/34 (h)	6,014	6,174
4.994% 2/1/35 (h)	4,211	4,295
5% 6/1/14 to 11/1/38 (e)	205,567	209,831
5.05% 1/1/37 (h)	5,135	5,253
5.062% 11/1/33 (h)	1,246	1,279
5.09% 9/1/34 (h)	551	559
5.09% 10/1/35 (h)	3,274	3,387
5.095% 7/1/34 (h)	1,448	1,463
5.121% 3/1/35 (h)	98	99
5.152% 5/1/35 (h)	374	382
5.16% 10/1/18 (h)	237	240
5.174% 8/1/34 (h)	4,550	4,635
5.185% 3/1/35 (h)	325	331
5.193% 6/1/35 (h)	2,111	2,134
5.215% 5/1/35 (h)	4,093	4,239
5.265% 12/1/36 (h)	2,163	2,214
5.279% 3/1/35 (h)	338	341
5.31% 12/1/34 (h)	730	742
5.336% 7/1/35 (h)	1,657	1,696
5.342% 2/1/37 (h)	2,311	2,374
5.45% 8/1/36 (h)	5,114	5,274
5.5% 4/1/09 to 7/1/38 (e)	564,579	580,397
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 2/18/24 (d)	$ 37,700	$ 38,841
5.5% 2/18/24 (d)	41,000	42,241
5.566% 4/1/36 (h)	3,865	3,997
5.633% 2/1/36 (h)	2,731	2,815
5.66% 6/1/36 (h)	5,871	6,048
5.77% 3/1/36 (h)	7,036	7,261
5.797% 1/1/36 (h)	2,194	2,254
5.823% 6/1/35 (h)	1,653	1,718
5.845% 3/1/36 (h)	7,320	7,529
5.853% 3/1/36 (h)	5,725	5,911
5.889% 12/1/36 (h)	3,793	3,930
5.922% 5/1/36 (h)	4,493	4,652
5.954% 5/1/36 (h)	2,478	2,565
6% 4/1/12 to 5/1/38 (e)	359,347	373,187
6% 2/12/39 (d)(e)	19,000	19,578
6.013% 4/1/36 (h)	42,905	44,344
6.049% 3/1/33 (h)	213	216
6.076% 3/1/37 (h)	4,358	4,495
6.12% 4/1/36 (h)	3,853	3,989
6.217% 2/1/35 (h)	324	329
6.223% 3/1/37 (h)	1,270	1,312
6.226% 5/1/36 (h)	11,929	12,367
6.243% 6/1/36 (h)	610	622
6.25% 9/1/36 (h)	9,789	10,140
6.302% 10/1/36 (h)	19,893	20,551
6.5% 2/1/12 to 4/1/37	51,609	53,869
6.5% 2/1/39 (d)	26,000	27,081
7% 7/1/13 to 7/1/32	4,621	4,887
7.5% 8/1/10 to 4/1/29	76	78
8.5% 1/1/15 to 7/1/31	431	459
9% 11/1/11 to 5/1/14	408	429
9.5% 11/15/09 to 10/1/20	534	583
11% 8/1/10	3	3
11.25% 5/1/14	5	6
11.5% 6/15/19 to 1/15/21	916	1,015
12.5% 8/1/15 to 3/1/16	1	1
		1,660,413
Freddie Mac - 7.4%
4% 5/1/19 to 11/1/20	21,927	22,117
4.275% 6/1/35 (h)	824	837
4.316% 12/1/34 (h)	717	730
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.374% 2/1/34 (h)	$ 452	$ 452
4.407% 3/1/35 (h)	901	916
4.471% 3/1/35 (h)	756	769
4.5% 8/1/33	3,452	3,471
4.636% 4/1/35 (h)	5,492	5,602
4.716% 2/1/34 (h)	6,333	6,479
4.788% 2/1/36 (h)	1,052	1,076
4.801% 3/1/35 (h)	2,342	2,375
4.841% 9/1/36 (h)	2,642	2,685
5% 4/1/09 to 6/1/38	23,045	23,448
5.023% 4/1/35 (h)	524	534
5.088% 7/1/35 (h)	3,376	3,479
5.118% 6/1/35 (h)	2,141	2,216
5.257% 2/1/36 (h)	281	289
5.288% 3/1/35 (h)	529	536
5.486% 1/1/36 (h)	3,741	3,850
5.5% 8/1/14 to 12/1/38 (e)	108,272	111,682
5.5% 2/18/24 (d)(e)	48,500	49,976
5.5% 2/12/39 (d)	53,000	54,200
5.5% 2/12/39 (d)	12,000	12,272
5.5% 2/12/39 (d)	12,000	12,272
5.5% 2/12/39 (d)	13,000	13,294
5.521% 1/1/36 (h)	4,826	4,956
5.578% 2/1/35 (h)	959	969
5.694% 10/1/35 (h)	1,084	1,113
5.834% 5/1/37 (h)	2,537	2,602
6% 7/1/16 to 9/1/38	76,218	79,048
6.006% 6/1/36 (h)	2,585	2,669
6.181% 5/1/36 (h)	2,361	2,439
6.298% 3/1/37 (h)	7,330	7,540
6.303% 7/1/36 (h)	2,624	2,714
6.35% 3/1/33 (h)	141	144
6.433% 10/1/36 (h)	7,695	7,980
6.5% 11/1/10 to 10/1/36	42,218	44,141
6.586% 12/1/36 (h)	14,330	14,809
6.6% 1/1/37 (h)	8,534	8,802
6.666% 10/1/36 (h)	6,924	7,187
6.837% 10/1/36 (h)	10,449	10,799
7% 4/1/11	2	2
7.5% 5/1/11 to 7/1/16	1,430	1,500
8.5% 5/1/17 to 9/1/29	180	193
9% 8/1/09 to 10/1/20	41	43
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
9.5% 5/1/17 to 8/1/21	$ 228	$ 249
9.75% 8/1/14	130	144
10% 7/1/09 to 8/1/21	17	19
11% 7/1/13 to 5/1/14	52	57
12% 8/1/13 to 3/1/15	2	2
12.5% 2/1/10 to 6/1/19	12	13
13% 8/1/10 to 6/1/15	5	5
		535,696
Government National Mortgage Association - 4.0%
4.25% 7/20/34 (h)	612	617
5% 2/20/33 to 6/20/38	69,775	70,969
5.5% 12/15/33 to 7/20/38	62,611	64,252
5.5% 2/1/39 (d)	1,000	1,022
5.5% 2/19/39 (d)	4,000	4,089
5.5% 2/19/39 (d)(e)	3,000	3,067
5.5% 2/19/39 (d)	1,000	1,022
5.5% 3/18/39 (d)	3,000	3,058
6% 3/15/09 to 1/15/36	113,361	117,048
6% 2/19/39 (d)	2,000	2,056
6% 2/19/39 (d)	1,000	1,028
6% 2/19/39 (d)	2,000	2,056
6.5% 2/15/24 to 10/15/35	18,260	19,069
7% 10/15/26 to 8/15/32	88	92
7.5% 3/15/28 to 8/15/29	111	117
8% 6/15/18 to 12/15/23	1,120	1,191
8.5% 1/15/25	4	4
9.5% 2/15/25	1	1
10.5% 4/15/14 to 1/20/18	85	96
13.5% 7/15/11	4	4
		290,858
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,436,555)		2,486,967
Collateralized Mortgage Obligations - 11.3%

U.S. Government Agency - 11.3%
Fannie Mae:
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	1,269	1,331
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 1993-207 Class H, 6.5% 11/25/23	$ 18,360	$ 19,037
Series 1993-240 Class PD, 6.25% 12/25/13	3,592	3,713
Series 1994-23:
Class PG, 6% 4/25/23	1,895	1,901
Class PZ, 6% 2/25/24	11,001	11,224
Series 1996-28 Class PK, 6.5% 7/25/25	3,480	3,657
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	4,776
Series 2006-45 Class OP, 0% 6/25/36 (j)	5,494	4,492
Series 2006-62 Class KP, 0% 4/25/36 (j)	11,609	9,116
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	2,453	2,620
Series 2007-115 Class BE, 4.5% 12/25/22	15,400	15,371
Series 2003-22 6% 4/25/33 (i)	17,065	2,204
Fannie Mae Grantor Trust planned amortization class Series 2005-81 Class PC, 5.5% 9/25/35	2,150	2,068
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 0% 10/1/36 (j)	20,954	18,419
Series 384 Class 6, 5% 7/25/37 (i)	25,132	2,639
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.3694% 8/25/31 (h)	578	561
Series 2002-49 Class FB, 0.9338% 11/18/31 (h)	952	929
Series 2002-60 Class FV, 1.3894% 4/25/32 (h)	404	396
Series 2002-75 Class FA, 1.3894% 11/25/32 (h)	827	817
Series 2004-54 Class FE, 1.5394% 2/25/33 (h)	522	521
Series 2007-36:
Class FB, 0.7894% 4/25/37 (h)	36,347	35,561
Class FG, 0.7894% 4/25/37 (h)	7,177	7,026
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	5,482	5,683
Series 2003-113 Class PE, 4% 11/25/18	7,545	7,396
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,458
Series 2005-102 Class CO, 0% 11/25/35 (j)	5,695	4,642
Series 2006-12 Class BO, 0% 10/25/35 (j)	25,793	20,960
Series 2006-37 Class OW, 0% 5/25/36 (j)	6,177	5,411
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	19,227	19,991
Series 2001-46 Class ZG, 6% 9/25/31	6,952	7,232
Series 2002-79 Class Z, 5.5% 11/25/22	12,156	12,207
Series 2003-84 Class JK, 4.5% 9/25/18	10,000	9,840
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2004-3 Class BA, 4% 7/25/17	$ 528	$ 534
Series 2005-117, Class JN, 4.5% 1/25/36	645	576
Series 2006-72 Class CY, 6% 8/25/26	10,215	10,116
Series 2004-19 Class AY, 4% 4/25/19	37,116	36,241
Series 2007-36:
Class GO, 0% 4/25/37 (j)	1,146	924
Class PO, 0% 4/25/37 (j)	2,562	2,096
Class SB, 6.2106% 4/25/37 (h)(i)(k)	33,276	3,004
Class SG, 6.2106% 4/25/37 (h)(i)(k)	14,903	1,242
Series 2007-66 Class SA, 37.2637% 7/25/37 (h)(k)	4,552	5,807
Freddie Mac:
planned amortization class:
Series 2115 Class PE, 6% 1/15/14	643	671
Series 3149 Class OD, 0% 5/15/36 (j)	30,454	23,930
sequential payer Series 2114 Class ZM, 6% 1/15/29	2,187	2,267
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.275% 2/15/24 (h)	1,017	977
planned amortization class Series 1681 Class PJ, 7% 12/15/23	5,066	5,173
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2530 Class FE, 0.9331% 2/15/32 (h)	559	549
Series 2630 Class FL, 0.8331% 6/15/18 (h)	550	532
Series 3008 Class SM, 0% 7/15/35 (h)	376	337
planned amortization class:
Series 1141 Class G, 9% 9/15/21	340	340
Series 1614 Class L, 6.5% 7/15/23	2,896	2,947
Series 2006-15 Class OP, 0% 3/25/36 (j)	6,916	5,441
Series 2131 Class BG, 6% 3/15/29	45,468	47,065
Series 2356 Class GD, 6% 9/15/16	424	442
Series 2376 Class JE, 5.5% 11/15/16	3,022	3,121
Series 2378 Class PE, 5.5% 11/15/16	8,240	8,510
Series 2381 Class OG, 5.5% 11/15/16	2,348	2,429
Series 2628 Class OE, 4.5% 6/15/18	6,815	6,870
Series 2640 Class GE, 4.5% 7/15/18	7,310	7,374
Series 2682 Class LD, 4.5% 10/15/33	777	709
Series 2752 Class PW, 4% 4/15/22	499	498
Series 2802 Class OB, 6% 5/15/34	10,455	10,552
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2810 Class PD, 6% 6/15/33	$ 995	$ 1,028
Series 2937 Class KC, 4.5% 2/15/20	19,686	19,589
Series 2962 Class BE, 4.5% 4/15/20	15,015	14,915
Series 3077 Class TO, 0% 4/15/35 (j)	15,147	12,149
Series 3110 Class OP, 0% 9/15/35 (j)	14,292	11,509
Series 3119 Class PO, 0% 2/15/36 (j)	17,350	14,436
Series 3121 Class KO, 0% 3/15/36 (j)	5,838	4,816
Series 3123 Class LO, 0% 3/15/36 (j)	11,269	8,851
Series 3145 Class GO, 0% 4/15/36 (j)	10,169	8,035
Series 3151 Class PO, 0% 5/15/36 (j)	10,984	8,677
sequential payer:
Series 2388 Class ZA, 6% 12/15/31	5,991	6,217
Series 2546 Class MJ, 5.5% 3/15/23	2,861	2,773
Series 2570 Class CU, 4.5% 7/15/17	1,464	1,495
Series 2574 Class HP, 5% 2/15/18	42,150	43,360
Series 2587 Class AD, 4.71% 3/15/33	5,785	5,199
Series 2601 Class TB, 5.5% 4/15/23	869	832
Series 2611 Class CH, 4.5% 5/15/18	37,220	37,205
Series 2617 Class GW, 3.5% 6/15/16	1,272	1,279
Series 2677 Class BC, 4% 9/15/18	20,040	19,663
Series 2685 Class ND, 4% 10/15/18	9,064	8,831
Series 2729 Class GB, 5% 1/15/19	9,255	9,543
Series 2750 Class ZT, 5% 2/15/34	1,099	1,056
Series 2770 Class TW, 4.5% 3/15/19	19,670	19,297
Series 2773 Class HC, 4.5% 4/15/19	704	688
Series 2809 Class UA, 4% 12/15/14	1,315	1,323
Series 2849 Class AL, 5% 5/15/18	7,455	7,686
Series 2860 Class CP, 4% 10/15/17	1,585	1,598
Series 2874 Class BC, 5% 10/15/19	43,000	44,265
Series 2937 Class HJ, 5% 10/15/19	7,165	7,395
Series 2998 Class LY, 5.5% 7/15/25	2,011	1,898
Series 3007 Class EW, 5.5% 7/15/25	8,875	8,442
Series 3013 Class VJ, 5% 1/15/14	1,579	1,632
Series 3401 Class EB, 5% 12/15/22	7,495	7,404
Series 2769 Class BU, 5% 3/15/34	5,712	5,639
Series 2863 Class DB, 4% 9/15/14	1,187	1,195
Series 2957 Class SW, 5.6669% 4/15/35 (h)(i)	23,660	1,336
Series 3002 Class SN, 6.1669% 7/15/35 (h)(i)(k)	23,753	1,772
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	$ 7,887	$ 8,146
Series 2877 Class JC, 5% 10/15/34	1,231	1,259
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27	3,816	3,998
Series 2003-116 Class JE, 5% 12/20/33	13,248	12,829
Series 2004-4 Class MG, 5% 1/16/34	10,425	10,083
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $795,670)		823,816
Cash Equivalents - 14.8%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.28%, dated 1/30/09 due 2/2/09 (Collateralized by U.S. Government Obligations) #	$ 19,748	19,748
0.29%, dated 1/30/09 due 2/2/09 (Collateralized by U.S. Government Obligations) # (a)	1,052,882	1,052,857
TOTAL CASH EQUIVALENTS (Cost $1,072,605)		1,072,605
TOTAL INVESTMENT PORTFOLIO - 117.8% (Cost $8,303,189)		8,545,402
NET OTHER ASSETS - (17.8)%		(1,293,916)
NET ASSETS - 100%		$ 7,251,486
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
655 CBOT 2 Year U.S. Treasury Notes Index Contracts	April 2009	$ 142,544	$ 1,567
The face value of futures purchased as a percentage of net assets - 2%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.64% with JPMorgan Chase, Inc.	April 2038	$ 35,000	$ (8,718)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.57% with Goldman Sachs	August 2017	66,000	(13,254)
Receive semi-annually a fixed rate equal to 2.8575% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	24,500	796
Receive semi-annually a fixed rate equal to 4.19% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2013	70,445	5,955
Receive semi-annually a fixed rate equal to 4.42% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2009	48,400	1,667
		$ 244,345	$ (13,554)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,672,000 or 0.3% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,177,000.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $18,971,000.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

(k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security. The rate shown is the rate at period end.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$19,748,000 due 2/02/09 at 0.28%
BNP Paribas Securities Corp.	$ 1,493
Barclays Capital, Inc.	7,317
Deutsche Bank Securities, Inc.	448
ING Financial Markets LLC	747
J.P. Morgan Securities, Inc.	37
UBS Securities LLC	9,706
$ 19,748
$1,052,857,000 due 2/02/09 at 0.29%
Banc of America Securities LLC	$ 1,052,857
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 8,545,402	$ -	$ 8,540,626	$ 4,776
Other Financial Instruments*	$ (8,966)	$ 1,567	$ (10,533)	$ -
* Other financial instruments include Futures Contracts, Forward Commitments, and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 1,454
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(77)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	(96)
Transfer in/out of Level 3	3,495
Ending Balance	$ 4,776

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,032,213 and repurchase agreements of $1,072,605) - See accompanying schedule: Unaffiliated issuers (cost $8,303,189)		$ 8,545,402
Commitment to sell securities on a delayed delivery basis	$ (562,889)
Receivable for securities sold on a delayed delivery basis	565,910	3,021
Receivable for investments sold, regular delivery		269,757
Cash		1
Receivable for fund shares sold		15,749
Interest receivable		51,026
Other receivables		738
Unrealized appreciation on swap agreements		8,418
Total assets		8,894,112

Liabilities
Payable for investments purchased Regular delivery	$ 231,476
Delayed delivery	308,434
Payable for fund shares redeemed	22,715
Distributions payable	1,110
Accrued management fee	2,034
Distribution fees payable	336
Unrealized depreciation on swap agreements	21,972
Payable for daily variation on futures contracts	41
Other affiliated payables	902
Other payables and accrued expenses	749
Collateral on securities loaned, at value	1,052,857
Total liabilities		1,642,626

Net Assets		$ 7,251,486
Net Assets consist of:
Paid in capital		$ 6,869,209
Distributions in excess of net investment income		(8,567)
Accumulated undistributed net realized gain (loss) on investments		157,598
Net unrealized appreciation (depreciation) on investments		233,246
Net Assets		$ 7,251,486

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($455,828 ÷ 42,251 shares)	$ 10.79

Maximum offering price per share (100/96.00 of $10.79)	$ 11.24
Class T: Net Asset Value and redemption price per share ($324,210 ÷ 30,090 shares)	$ 10.77

Maximum offering price per share (100/96.00 of $10.77)	$ 11.22
Class B: Net Asset Value and offering price per share ($58,438 ÷ 5,438 shares)A	$ 10.75

Class C: Net Asset Value and offering price per share ($148,584 ÷ 13,884 shares)A	$ 10.70

Government Income: Net Asset Value, offering price and redemption price per share ($5,804,176 ÷ 539,782 shares)	$ 10.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($460,250 ÷ 42,654 shares)	$ 10.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2009 (Unaudited)

Investment Income
Interest		$ 173,866

Expenses
Management fee	$ 13,784
Transfer agent fees	4,813
Distribution fees	1,596
Fund wide operations fee	1,313
Independent trustees' compensation	17
Miscellaneous	11
Total expenses before reductions	21,534
Expense reductions	(123)	21,411
Net investment income		152,455
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	149,182
Futures contracts	6,056
Swap agreements	32,673
Total net realized gain (loss)		187,911
Change in net unrealized appreciation (depreciation) on: Investment securities	212,621
Futures contracts	1,567
Swap agreements	(24,831)
Delayed delivery commitments	1,448
Total change in net unrealized appreciation (depreciation)		190,805
Net gain (loss)		378,716
Net increase (decrease) in net assets resulting from operations		$ 531,171

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 152,455	$ 337,289
Net realized gain (loss)	187,911	203,220
Change in net unrealized appreciation (depreciation)	190,805	61,605
Net increase (decrease) in net assets resulting from operations	531,171	602,114
Distributions to shareholders from net investment income	(167,050)	(333,995)
Distributions to shareholders from net realized gain	(88,360)	-
Total distributions	(255,410)	(333,995)
Share transactions - net increase (decrease)	(2,507,917)	1,973,783
Total increase (decrease) in net assets	(2,232,156)	2,241,902

Net Assets
Beginning of period	9,483,642	7,241,740
End of period (including distributions in excess of net investment income of $8,567 and undistributed net investment income of $6,028, respectively)	$ 7,251,486	$ 9,483,642

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.172	.402	.311
Net realized and unrealized gain (loss)	.508	.387	.033
Total from investment operations	.680	.789	.344
Distributions from net investment income	(.190)	(.399)	(.314)
Distributions from net realized gain	(.100)	-	-
Total distributions	(.290)	(.399)	(.314)
Net asset value, end of period	$ 10.79	$ 10.40	$ 10.01
Total Return B, C, D	6.62%	7.96%	3.49%
Ratios to Average Net Assets G
Expenses before reductions	.77% A	.81%	.78% A
Expenses net of fee waivers, if any	.77% A	.81%	.78% A
Expenses net of all reductions	.77% A	.80%	.77% A
Net investment income	3.22% A	3.88%	4.08% A
Supplemental Data
Net assets, end of period (in millions)	$ 456	$ 232	$ 145
Portfolio turnover rate	345% A, H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.173	.404	.306
Net realized and unrealized gain (loss)	.487	.387	.036
Total from investment operations	.660	.791	.342
Distributions from net investment income	(.190)	(.401)	(.312)
Distributions from net realized gain	(.100)	-	-
Total distributions	(.290)	(.401)	(.312)
Net asset value, end of period	$ 10.77	$ 10.40	$ 10.01
Total Return B, C, D	6.42%	7.98%	3.46%
Ratios to Average Net Assets G
Expenses before reductions	.76% A	.78%	.79% A
Expenses net of fee waivers, if any	.76% A	.78%	.79% A
Expenses net of all reductions	.76% A	.78%	.79% A
Net investment income	3.23% A	3.90%	4.02% A
Supplemental Data
Net assets, end of period (in millions)	$ 324	$ 236	$ 181
Portfolio turnover rate	345% A, H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.134	.329	.251
Net realized and unrealized gain (loss)	.467	.387	.037
Total from investment operations	.601	.716	.288
Distributions from net investment income	(.151)	(.326)	(.258)
Distributions from net realized gain	(.100)	-	-
Total distributions	(.251)	(.326)	(.258)
Net asset value, end of period	$ 10.75	$ 10.40	$ 10.01
Total Return B, C, D	5.84%	7.21%	2.91%
Ratios to Average Net Assets G
Expenses before reductions	1.49% A	1.51%	1.50% A
Expenses net of fee waivers, if any	1.49% A	1.51%	1.50% A
Expenses net of all reductions	1.49% A	1.50%	1.50% A
Net investment income	2.50% A	3.17%	3.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 58	$ 41	$ 43
Portfolio turnover rate	345% A, H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.132	.326	.249
Net realized and unrealized gain (loss)	.418	.387	.033
Total from investment operations	.550	.713	.282
Distributions from net investment income	(.150)	(.323)	(.252)
Distributions from net realized gain	(.100)	-	-
Total distributions	(.250)	(.323)	(.252)
Net asset value, end of period	$ 10.70	$ 10.40	$ 10.01
Total Return B, C, D	5.34%	7.18%	2.85%
Ratios to Average Net Assets G
Expenses before reductions	1.51% A	1.53%	1.55% A
Expenses net of fee waivers, if any	1.51% A	1.53%	1.55% A
Expenses net of all reductions	1.51% A	1.53%	1.55% A
Net investment income	2.48% A	3.15%	3.26% A
Supplemental Data
Net assets, end of period (in millions)	$ 149	$ 71	$ 39
Portfolio turnover rate	345% A, H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Government Income

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.00	$ 9.95	$ 10.20	$ 10.13	$ 10.16
Income from Investment Operations
Net investment income D	.190	.438	.443	.429	.329	.307
Net realized and unrealized gain (loss)	.487	.378	.068	(.274)	.097	.124
Total from investment operations	.677	.816	.511	.155	.426	.431
Distributions from net investment income	(.207)	(.436)	(.456)	(.405)	(.321)	(.301)
Distributions from net realized gain	(.100)	-	(.005)	-	(.035)	(.160)
Total distributions	(.307)	(.436)	(.461)	(.405)	(.356)	(.461)
Net asset value, end of period	$ 10.75	$ 10.38	$ 10.00	$ 9.95	$ 10.20	$ 10.13
Total Return B, C	6.61%	8.25%	5.22%	1.56%	4.24%	4.30%
Ratios to Average Net Assets E
Expenses before reductions	.45% A	.45%	.45%	.45%	.58%	.63%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.58%	.63%
Expenses net of all reductions	.44% A	.45%	.44%	.44%	.58%	.63%
Net investment income	3.55% A	4.23%	4.42%	4.27%	3.21%	3.01%
Supplemental Data
Net assets, end of period (in millions)	$ 5,804	$ 8,154	$ 6,118	$ 5,331	$ 5,127	$ 4,168
Portfolio turnover rate	345% A, F	269%	164% F	108%	114%	224%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007E

Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income D	.187	.432	.329
Net realized and unrealized gain (loss)	.507	.388	.034
Total from investment operations	.694	.820	.363
Distributions from net investment income	(.204)	(.430)	(.333)
Distributions from net realized gain	(.100)	-	-
Total distributions	(.304)	(.430)	(.333)
Net asset value, end of period	$ 10.79	$ 10.40	$ 10.01
Total Return B, C	6.76%	8.28%	3.67%
Ratios to Average Net Assets F
Expenses before reductions	.50% A	.51%	.53% A
Expenses net of fee waivers, if any	.50% A	.51%	.53% A
Expenses net of all reductions	.50% A	.51%	.53% A
Net investment income	3.49% A	4.17%	4.32% A
Supplemental Data
Net assets, end of period (in millions)	$ 460	$ 750	$ 715
Portfolio turnover rate	345% A, G	269%	164% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

(Amounts in thousands except ratios and per-share amounts)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Government Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios and per-share amounts)

2. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, deferred trustees compensation, futures transactions, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios and per-share amounts)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 258,351
Unrealized depreciation	(15,480)
Net unrealized appreciation (depreciation)	$ 242,871
Cost for federal income tax purposes	$ 8,302,531

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Semiannual Report

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios and per-share amounts)

3. Operating Policies - continued

Swap Agreements - continued

losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall. The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 428	$ 11
Class T	-%	.25%	356	-
Class B	.65%	.25%	229	165
Class C	.75%	.25%	583	158
			$ 1,596	$ 334

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 69
Class T	14
Class B*	63
Class C*	28
$ 174

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios and per-share amounts)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 304.18
Class T	241.17
Class B	65.25
Class C	103.18
Government Income	3,610.10
Institutional Class	490.16
	$ 4,813

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

Semiannual Report

6. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents and the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $1,747.

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $65. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Government Income	$ 55
Institutional Class	3
$ 58

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, Lehman Brothers Holdings, Inc. and certain of its affiliates (LBHI) sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. At the time LBHI's insolvency proceedings were instituted, the Fund had outstanding securities trades and other transactions with counterparties affiliated with LBHI, which may include interest rate and credit default swap agreements, and commitments to purchase securities on a

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios and per-share amounts)

8. Other - continued

delayed delivery or when-issued basis. As a result of the insolvency proceedings, LBHI is unable to fulfill its commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to the terminated trades and agreements is immaterial.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008
From net investment income
Class A	$ 6,152	$ 7,464
Class T	5,129	8,439
Class B	728	1,398
Class C	1,660	1,798
Government Income	141,362	288,379
Institutional Class	12,019	26,517
Total	$ 167,050	$ 333,995
From net realized gain
Class A	$ 2,833	$ -
Class T	2,506	-
Class B	436	-
Class C	907	-
Government Income	74,900	-
Institutional Class	6,778	-
Total	$ 88,360	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class A
Shares sold	23,056	17,630	$ 245,176	$ 183,928
Issued in exchange for shares of Capital One U.S. Government Income Fund	6,641	-	70,327	-
Reinvestment of distributions	729	653	7,769	6,798
Shares redeemed	(10,508)	(10,466)	(112,139)	(108,879)
Net increase (decrease)	19,918	7,817	$ 211,133	$ 81,847

Semiannual Report

10. Share Transactions - continued

	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class T
Shares sold	14,275	15,236	$ 151,227	$ 158,292
Reinvestment of distributions	691	772	7,346	8,030
Shares redeemed	(7,569)	(11,375)	(80,483)	(118,003)
Net increase (decrease)	7,397	4,633	$ 78,090	$ 48,319
Class B
Shares sold	3,092	2,313	$ 32,580	$ 24,145
Reinvestment of distributions	88	108	939	1,126
Shares redeemed	(1,680)	(2,809)	(17,846)	(29,186)
Net increase (decrease)	1,500	(388)	$ 15,673	$ (3,915)
Class C
Shares sold	9,969	5,069	$ 104,351	$ 52,892
Reinvestment of distributions	171	114	1,821	1,185
Shares redeemed	(3,085)	(2,289)	(32,854)	(23,797)
Net increase (decrease)	7,055	2,894	$ 73,318	$ 30,280
Government Income
Shares sold	252,863	308,696	$ 2,669,908	$ 3,217,869
Reinvestment of distributions	19,913	27,173	210,501	282,009
Shares redeemed	(518,223)	(162,519)	(5,456,972)	(1,689,834)
Net increase (decrease)	(245,447)	173,350	$ (2,576,563)	$ 1,810,044
Institutional Class
Shares sold	15,424	30,491	$ 163,492	$ 316,702
Reinvestment of distributions	1,759	2,538	18,614	26,319
Shares redeemed	(46,653)	(32,353)	(491,674)	(335,813)
Net increase (decrease)	(29,470)	676	$ (309,568)	$ 7,208

11. Merger Information.

On November 21, 2008, the Fund acquired all of the assets and assumed all of the liabilities (other than any deferred, accrued or prepaid expenses) of Capital One U.S. Government Income Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on June 19, 2008. The acquisition was accomplished by an exchange of 6,641 shares of Class A of the Fund for 7,089 shares then outstanding (valued at $9.92 per share) of Capital One U.S. Government Income Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Capital One U.S. Government Income Fund's net assets were combined with the Fund's net assets of $7,489,277 for total net assets after the acquisition of $7,559,604.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments
Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

GVT-USAN-0309
1.789284.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Government Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

January 31, 2009

Class A, Class T, Class B, and Class C are classes of Fidelity® Government Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Class A	.77%
Actual		$ 1,000.00	$ 1,066.20	$ 4.01
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class T	.76%
Actual		$ 1,000.00	$ 1,064.20	$ 3.95
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class B	1.49%
Actual		$ 1,000.00	$ 1,058.40	$ 7.73
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Class C	1.51%
Actual		$ 1,000.00	$ 1,053.40	$ 7.82
HypotheticalA		$ 1,000.00	$ 1,017.59	$ 7.68
Government Income	.45%
Actual		$ 1,000.00	$ 1,066.10	$ 2.34
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.50%
Actual		$ 1,000.00	$ 1,067.60	$ 2.61
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	1.9	1.2
Less than 1%	1.8	0.0
1 - 1.99%	5.4	2.8
2 - 2.99%	7.2	5.5
3 - 3.99%	8.1	10.1
4 - 4.99%	10.0	14.1
5 - 5.99%	27.1	27.4
6 - 6.99%	16.0	12.7
7% and over	8.2	1.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of January 31, 2009
6 months ago
Years	4.8	4.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of January 31, 2009
6 months ago
Years	4.4	5.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2009		As of July 31, 2008
	Mortgage Securities 34.3%		Mortgage Securities 30.9%
	CMOs and Other Mortgage Related Securities 11.3%		CMOs and Other Mortgage Related Securities 8.3%
	U.S. Treasury Obligations 31.6%		U.S. Treasury Obligations 34.3%
	U.S. Government Agency Obligations 25.8%		U.S. Government Agency Obligations 21.7%
	Asset-Backed Securities 0.0%		Asset-Backed Securities 0.1%
	Short-Term Investments and Net Other Assets (3.0)%		Short-Term Investments and Net Other Assets 4.7%
* Futures and Swaps	3.0%	** Futures and Swaps	11.1%

Semiannual Report

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 57.4%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 25.8%
Fannie Mae:
2.5% 4/9/10	$ 26,360	$ 26,716
2.875% 10/12/10	83,835	85,922
2.875% 12/11/13	13,000	13,223
3% 7/12/10 (b)	110,000	112,744
3.25% 8/12/10 (b)	92,720	95,452
3.625% 8/15/11	22,000	22,968
4.75% 11/19/12	7,255	7,918
4.875% 5/18/12 (b)	121,500	131,266
5.125% 4/15/11 (b)	123,600	132,449
6% 5/15/11	10,130	11,040
Federal Home Loan Bank:
1.625% 1/21/11	120,040	119,757
3.625% 9/16/11	3,000	3,129
3.625% 10/18/13	86,700	90,334
5.125% 8/14/13	1,250	1,388
Freddie Mac:
1.5% 1/7/11	13,550	13,548
3.25% 7/16/10 (b)	150,845	155,166
4.125% 7/12/10	2,000	2,070
4.5% 1/15/14 (g)	47,609	51,922
4.875% 11/15/13	600	664
4.875% 6/13/18 (b)(g)	72,725	79,050
5% 1/30/14	25,000	27,633
5% 2/16/17	41,000	44,320
5.25% 7/18/11 (b)	93,930	101,488
5.75% 1/15/12	73,906	81,375
6.875% 9/15/10	153,000	165,657
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	110,500	122,440
6.8% 2/15/12	26,674	28,056
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
6.77% 11/15/13	5,115	5,450
6.99% 5/21/16	17,861	20,326
Private Export Funding Corp. secured:
4.974% 8/15/13	22,940	24,990
5.66% 9/15/11 (c)	18,000	19,672
5.685% 5/15/12	24,035	26,659
6.67% 9/15/09	3,500	3,629
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	$ 5,365	$ 5,516
Series 2002-20K Class 1, 5.08% 11/1/22	11,588	11,981
Series 2003-P10B, Class 1 5.136% 8/10/13	6,431	6,574
Series 2004-20H Class 1, 5.17% 8/1/24	3,264	3,448
Tennessee Valley Authority 5.375% 4/1/56	8,429	9,106
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 5.96% 8/1/09	3,940	4,044
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,869,090
U.S. Treasury Inflation Protected Obligations - 5.0%
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	50,731	45,338
2.5% 1/15/29	68,312	69,970
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	27,504	26,632
1.625% 1/15/18	15,498	15,169
2.375% 1/15/17 (g)	69,565	71,088
2.375% 1/15/27	60,079	59,234
2.625% 7/15/17	69,457	72,810
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		360,241
U.S. Treasury Obligations - 26.6%
U.S. Treasury Bonds:
4.375% 2/15/38	45,860	51,979
5% 5/15/37	95,200	117,334
6.125% 8/15/29	49,127	64,372
7.25% 5/15/16	132,937	169,837
7.5% 11/15/16	81,988	106,655
8% 11/15/21 (f)	146,794	209,365
9% 11/15/18	25,146	37,035
9.125% 5/15/18	10,776	15,828
9.875% 11/15/15	47,285	68,065
11.25% 2/15/15	40,816	60,870
U.S. Treasury Notes:
0.875% 1/31/11	86,722	86,594
1.125% 12/15/11	135,622	134,944
1.25% 11/30/10	57,263	57,677
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.5% 12/31/13 (b)	$ 40,339	$ 39,750
1.75% 11/15/11	22,521	22,804
1.75% 1/31/14	145,236	144,397
2% 11/30/13	43,498	43,909
2.125% 1/31/10	140,980	143,128
2.75% 2/28/13	13,236	13,877
2.75% 10/31/13	17,180	17,949
2.875% 6/30/10	9,561	9,863
3.125% 11/30/09	29,100	29,723
3.125% 8/31/13	20,625	21,903
3.125% 9/30/13	58,130	61,663
3.375% 7/31/13	28,650	30,797
3.5% 5/31/13	17,500	18,895
3.75% 11/15/18 (b)	42,780	46,069
4% 9/30/09	3,000	3,070
4.25% 11/15/17	27,475	30,551
4.5% 5/15/17	28,525	32,108
4.625% 8/31/11	593	645
4.625% 7/31/12	20	22
4.625% 11/15/16	23,000	26,119
4.75% 8/15/17	12,983	14,886
TOTAL U.S. TREASURY OBLIGATIONS		1,932,683
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,998,359)		4,162,014
U.S. Government Agency - Mortgage Securities - 34.3%

Fannie Mae - 22.9%
3.915% 7/1/35 (h)	2,235	2,255
4% 9/1/13 to 6/1/20	21,018	21,244
4.287% 3/1/33 (h)	215	219
4.303% 3/1/33 (h)	276	281
4.321% 7/1/35 (h)	1,803	1,823
4.331% 1/1/35 (h)	658	671
4.425% 5/1/35 (h)	354	360
4.432% 3/1/35 (h)	911	928
4.449% 8/1/34 (h)	1,428	1,450
4.5% 2/1/18 to 9/1/20 (e)	22,104	22,593
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.5% 2/1/39 (d)	$ 20,000	$ 20,112
4.523% 10/1/35 (h)	2,107	2,135
4.537% 7/1/35 (h)	242	244
4.545% 3/1/35 (h)	380	382
4.548% 10/1/33 (h)	437	444
4.55% 10/1/35 (h)	18,232	18,551
4.58% 7/1/35 (h)	931	950
4.6% 10/1/33 (h)	471	473
4.612% 2/1/33 (h)	516	520
4.664% 10/1/33 (h)	205	206
4.708% 2/1/35 (h)	4,328	4,407
4.753% 12/1/34 (h)	510	517
4.765% 2/1/34 (h)	173	176
4.766% 4/1/35 (h)	209	212
4.783% 7/1/35 (h)	3,716	3,816
4.804% 8/1/33 (h)	588	597
4.806% 11/1/34 (h)	1,680	1,705
4.87% 7/1/35 (h)	4,589	4,716
4.898% 5/1/35 (h)	1,507	1,534
4.974% 7/1/34 (h)	247	250
4.982% 2/1/34 (h)	6,014	6,174
4.994% 2/1/35 (h)	4,211	4,295
5% 6/1/14 to 11/1/38 (e)	205,567	209,831
5.05% 1/1/37 (h)	5,135	5,253
5.062% 11/1/33 (h)	1,246	1,279
5.09% 9/1/34 (h)	551	559
5.09% 10/1/35 (h)	3,274	3,387
5.095% 7/1/34 (h)	1,448	1,463
5.121% 3/1/35 (h)	98	99
5.152% 5/1/35 (h)	374	382
5.16% 10/1/18 (h)	237	240
5.174% 8/1/34 (h)	4,550	4,635
5.185% 3/1/35 (h)	325	331
5.193% 6/1/35 (h)	2,111	2,134
5.215% 5/1/35 (h)	4,093	4,239
5.265% 12/1/36 (h)	2,163	2,214
5.279% 3/1/35 (h)	338	341
5.31% 12/1/34 (h)	730	742
5.336% 7/1/35 (h)	1,657	1,696
5.342% 2/1/37 (h)	2,311	2,374
5.45% 8/1/36 (h)	5,114	5,274
5.5% 4/1/09 to 7/1/38 (e)	564,579	580,397
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 2/18/24 (d)	$ 37,700	$ 38,841
5.5% 2/18/24 (d)	41,000	42,241
5.566% 4/1/36 (h)	3,865	3,997
5.633% 2/1/36 (h)	2,731	2,815
5.66% 6/1/36 (h)	5,871	6,048
5.77% 3/1/36 (h)	7,036	7,261
5.797% 1/1/36 (h)	2,194	2,254
5.823% 6/1/35 (h)	1,653	1,718
5.845% 3/1/36 (h)	7,320	7,529
5.853% 3/1/36 (h)	5,725	5,911
5.889% 12/1/36 (h)	3,793	3,930
5.922% 5/1/36 (h)	4,493	4,652
5.954% 5/1/36 (h)	2,478	2,565
6% 4/1/12 to 5/1/38 (e)	359,347	373,187
6% 2/12/39 (d)(e)	19,000	19,578
6.013% 4/1/36 (h)	42,905	44,344
6.049% 3/1/33 (h)	213	216
6.076% 3/1/37 (h)	4,358	4,495
6.12% 4/1/36 (h)	3,853	3,989
6.217% 2/1/35 (h)	324	329
6.223% 3/1/37 (h)	1,270	1,312
6.226% 5/1/36 (h)	11,929	12,367
6.243% 6/1/36 (h)	610	622
6.25% 9/1/36 (h)	9,789	10,140
6.302% 10/1/36 (h)	19,893	20,551
6.5% 2/1/12 to 4/1/37	51,609	53,869
6.5% 2/1/39 (d)	26,000	27,081
7% 7/1/13 to 7/1/32	4,621	4,887
7.5% 8/1/10 to 4/1/29	76	78
8.5% 1/1/15 to 7/1/31	431	459
9% 11/1/11 to 5/1/14	408	429
9.5% 11/15/09 to 10/1/20	534	583
11% 8/1/10	3	3
11.25% 5/1/14	5	6
11.5% 6/15/19 to 1/15/21	916	1,015
12.5% 8/1/15 to 3/1/16	1	1
		1,660,413
Freddie Mac - 7.4%
4% 5/1/19 to 11/1/20	21,927	22,117
4.275% 6/1/35 (h)	824	837
4.316% 12/1/34 (h)	717	730
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.374% 2/1/34 (h)	$ 452	$ 452
4.407% 3/1/35 (h)	901	916
4.471% 3/1/35 (h)	756	769
4.5% 8/1/33	3,452	3,471
4.636% 4/1/35 (h)	5,492	5,602
4.716% 2/1/34 (h)	6,333	6,479
4.788% 2/1/36 (h)	1,052	1,076
4.801% 3/1/35 (h)	2,342	2,375
4.841% 9/1/36 (h)	2,642	2,685
5% 4/1/09 to 6/1/38	23,045	23,448
5.023% 4/1/35 (h)	524	534
5.088% 7/1/35 (h)	3,376	3,479
5.118% 6/1/35 (h)	2,141	2,216
5.257% 2/1/36 (h)	281	289
5.288% 3/1/35 (h)	529	536
5.486% 1/1/36 (h)	3,741	3,850
5.5% 8/1/14 to 12/1/38 (e)	108,272	111,682
5.5% 2/18/24 (d)(e)	48,500	49,976
5.5% 2/12/39 (d)	53,000	54,200
5.5% 2/12/39 (d)	12,000	12,272
5.5% 2/12/39 (d)	12,000	12,272
5.5% 2/12/39 (d)	13,000	13,294
5.521% 1/1/36 (h)	4,826	4,956
5.578% 2/1/35 (h)	959	969
5.694% 10/1/35 (h)	1,084	1,113
5.834% 5/1/37 (h)	2,537	2,602
6% 7/1/16 to 9/1/38	76,218	79,048
6.006% 6/1/36 (h)	2,585	2,669
6.181% 5/1/36 (h)	2,361	2,439
6.298% 3/1/37 (h)	7,330	7,540
6.303% 7/1/36 (h)	2,624	2,714
6.35% 3/1/33 (h)	141	144
6.433% 10/1/36 (h)	7,695	7,980
6.5% 11/1/10 to 10/1/36	42,218	44,141
6.586% 12/1/36 (h)	14,330	14,809
6.6% 1/1/37 (h)	8,534	8,802
6.666% 10/1/36 (h)	6,924	7,187
6.837% 10/1/36 (h)	10,449	10,799
7% 4/1/11	2	2
7.5% 5/1/11 to 7/1/16	1,430	1,500
8.5% 5/1/17 to 9/1/29	180	193
9% 8/1/09 to 10/1/20	41	43
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
9.5% 5/1/17 to 8/1/21	$ 228	$ 249
9.75% 8/1/14	130	144
10% 7/1/09 to 8/1/21	17	19
11% 7/1/13 to 5/1/14	52	57
12% 8/1/13 to 3/1/15	2	2
12.5% 2/1/10 to 6/1/19	12	13
13% 8/1/10 to 6/1/15	5	5
		535,696
Government National Mortgage Association - 4.0%
4.25% 7/20/34 (h)	612	617
5% 2/20/33 to 6/20/38	69,775	70,969
5.5% 12/15/33 to 7/20/38	62,611	64,252
5.5% 2/1/39 (d)	1,000	1,022
5.5% 2/19/39 (d)	4,000	4,089
5.5% 2/19/39 (d)(e)	3,000	3,067
5.5% 2/19/39 (d)	1,000	1,022
5.5% 3/18/39 (d)	3,000	3,058
6% 3/15/09 to 1/15/36	113,361	117,048
6% 2/19/39 (d)	2,000	2,056
6% 2/19/39 (d)	1,000	1,028
6% 2/19/39 (d)	2,000	2,056
6.5% 2/15/24 to 10/15/35	18,260	19,069
7% 10/15/26 to 8/15/32	88	92
7.5% 3/15/28 to 8/15/29	111	117
8% 6/15/18 to 12/15/23	1,120	1,191
8.5% 1/15/25	4	4
9.5% 2/15/25	1	1
10.5% 4/15/14 to 1/20/18	85	96
13.5% 7/15/11	4	4
		290,858
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,436,555)		2,486,967
Collateralized Mortgage Obligations - 11.3%

U.S. Government Agency - 11.3%
Fannie Mae:
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	1,269	1,331
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 1993-207 Class H, 6.5% 11/25/23	$ 18,360	$ 19,037
Series 1993-240 Class PD, 6.25% 12/25/13	3,592	3,713
Series 1994-23:
Class PG, 6% 4/25/23	1,895	1,901
Class PZ, 6% 2/25/24	11,001	11,224
Series 1996-28 Class PK, 6.5% 7/25/25	3,480	3,657
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	4,776
Series 2006-45 Class OP, 0% 6/25/36 (j)	5,494	4,492
Series 2006-62 Class KP, 0% 4/25/36 (j)	11,609	9,116
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	2,453	2,620
Series 2007-115 Class BE, 4.5% 12/25/22	15,400	15,371
Series 2003-22 6% 4/25/33 (i)	17,065	2,204
Fannie Mae Grantor Trust planned amortization class Series 2005-81 Class PC, 5.5% 9/25/35	2,150	2,068
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 0% 10/1/36 (j)	20,954	18,419
Series 384 Class 6, 5% 7/25/37 (i)	25,132	2,639
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.3694% 8/25/31 (h)	578	561
Series 2002-49 Class FB, 0.9338% 11/18/31 (h)	952	929
Series 2002-60 Class FV, 1.3894% 4/25/32 (h)	404	396
Series 2002-75 Class FA, 1.3894% 11/25/32 (h)	827	817
Series 2004-54 Class FE, 1.5394% 2/25/33 (h)	522	521
Series 2007-36:
Class FB, 0.7894% 4/25/37 (h)	36,347	35,561
Class FG, 0.7894% 4/25/37 (h)	7,177	7,026
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	5,482	5,683
Series 2003-113 Class PE, 4% 11/25/18	7,545	7,396
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,458
Series 2005-102 Class CO, 0% 11/25/35 (j)	5,695	4,642
Series 2006-12 Class BO, 0% 10/25/35 (j)	25,793	20,960
Series 2006-37 Class OW, 0% 5/25/36 (j)	6,177	5,411
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	19,227	19,991
Series 2001-46 Class ZG, 6% 9/25/31	6,952	7,232
Series 2002-79 Class Z, 5.5% 11/25/22	12,156	12,207
Series 2003-84 Class JK, 4.5% 9/25/18	10,000	9,840
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2004-3 Class BA, 4% 7/25/17	$ 528	$ 534
Series 2005-117, Class JN, 4.5% 1/25/36	645	576
Series 2006-72 Class CY, 6% 8/25/26	10,215	10,116
Series 2004-19 Class AY, 4% 4/25/19	37,116	36,241
Series 2007-36:
Class GO, 0% 4/25/37 (j)	1,146	924
Class PO, 0% 4/25/37 (j)	2,562	2,096
Class SB, 6.2106% 4/25/37 (h)(i)(k)	33,276	3,004
Class SG, 6.2106% 4/25/37 (h)(i)(k)	14,903	1,242
Series 2007-66 Class SA, 37.2637% 7/25/37 (h)(k)	4,552	5,807
Freddie Mac:
planned amortization class:
Series 2115 Class PE, 6% 1/15/14	643	671
Series 3149 Class OD, 0% 5/15/36 (j)	30,454	23,930
sequential payer Series 2114 Class ZM, 6% 1/15/29	2,187	2,267
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.275% 2/15/24 (h)	1,017	977
planned amortization class Series 1681 Class PJ, 7% 12/15/23	5,066	5,173
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2530 Class FE, 0.9331% 2/15/32 (h)	559	549
Series 2630 Class FL, 0.8331% 6/15/18 (h)	550	532
Series 3008 Class SM, 0% 7/15/35 (h)	376	337
planned amortization class:
Series 1141 Class G, 9% 9/15/21	340	340
Series 1614 Class L, 6.5% 7/15/23	2,896	2,947
Series 2006-15 Class OP, 0% 3/25/36 (j)	6,916	5,441
Series 2131 Class BG, 6% 3/15/29	45,468	47,065
Series 2356 Class GD, 6% 9/15/16	424	442
Series 2376 Class JE, 5.5% 11/15/16	3,022	3,121
Series 2378 Class PE, 5.5% 11/15/16	8,240	8,510
Series 2381 Class OG, 5.5% 11/15/16	2,348	2,429
Series 2628 Class OE, 4.5% 6/15/18	6,815	6,870
Series 2640 Class GE, 4.5% 7/15/18	7,310	7,374
Series 2682 Class LD, 4.5% 10/15/33	777	709
Series 2752 Class PW, 4% 4/15/22	499	498
Series 2802 Class OB, 6% 5/15/34	10,455	10,552
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2810 Class PD, 6% 6/15/33	$ 995	$ 1,028
Series 2937 Class KC, 4.5% 2/15/20	19,686	19,589
Series 2962 Class BE, 4.5% 4/15/20	15,015	14,915
Series 3077 Class TO, 0% 4/15/35 (j)	15,147	12,149
Series 3110 Class OP, 0% 9/15/35 (j)	14,292	11,509
Series 3119 Class PO, 0% 2/15/36 (j)	17,350	14,436
Series 3121 Class KO, 0% 3/15/36 (j)	5,838	4,816
Series 3123 Class LO, 0% 3/15/36 (j)	11,269	8,851
Series 3145 Class GO, 0% 4/15/36 (j)	10,169	8,035
Series 3151 Class PO, 0% 5/15/36 (j)	10,984	8,677
sequential payer:
Series 2388 Class ZA, 6% 12/15/31	5,991	6,217
Series 2546 Class MJ, 5.5% 3/15/23	2,861	2,773
Series 2570 Class CU, 4.5% 7/15/17	1,464	1,495
Series 2574 Class HP, 5% 2/15/18	42,150	43,360
Series 2587 Class AD, 4.71% 3/15/33	5,785	5,199
Series 2601 Class TB, 5.5% 4/15/23	869	832
Series 2611 Class CH, 4.5% 5/15/18	37,220	37,205
Series 2617 Class GW, 3.5% 6/15/16	1,272	1,279
Series 2677 Class BC, 4% 9/15/18	20,040	19,663
Series 2685 Class ND, 4% 10/15/18	9,064	8,831
Series 2729 Class GB, 5% 1/15/19	9,255	9,543
Series 2750 Class ZT, 5% 2/15/34	1,099	1,056
Series 2770 Class TW, 4.5% 3/15/19	19,670	19,297
Series 2773 Class HC, 4.5% 4/15/19	704	688
Series 2809 Class UA, 4% 12/15/14	1,315	1,323
Series 2849 Class AL, 5% 5/15/18	7,455	7,686
Series 2860 Class CP, 4% 10/15/17	1,585	1,598
Series 2874 Class BC, 5% 10/15/19	43,000	44,265
Series 2937 Class HJ, 5% 10/15/19	7,165	7,395
Series 2998 Class LY, 5.5% 7/15/25	2,011	1,898
Series 3007 Class EW, 5.5% 7/15/25	8,875	8,442
Series 3013 Class VJ, 5% 1/15/14	1,579	1,632
Series 3401 Class EB, 5% 12/15/22	7,495	7,404
Series 2769 Class BU, 5% 3/15/34	5,712	5,639
Series 2863 Class DB, 4% 9/15/14	1,187	1,195
Series 2957 Class SW, 5.6669% 4/15/35 (h)(i)	23,660	1,336
Series 3002 Class SN, 6.1669% 7/15/35 (h)(i)(k)	23,753	1,772
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	$ 7,887	$ 8,146
Series 2877 Class JC, 5% 10/15/34	1,231	1,259
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27	3,816	3,998
Series 2003-116 Class JE, 5% 12/20/33	13,248	12,829
Series 2004-4 Class MG, 5% 1/16/34	10,425	10,083
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $795,670)		823,816
Cash Equivalents - 14.8%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.28%, dated 1/30/09 due 2/2/09 (Collateralized by U.S. Government Obligations) #	$ 19,748	19,748
0.29%, dated 1/30/09 due 2/2/09 (Collateralized by U.S. Government Obligations) # (a)	1,052,882	1,052,857
TOTAL CASH EQUIVALENTS (Cost $1,072,605)		1,072,605
TOTAL INVESTMENT PORTFOLIO - 117.8% (Cost $8,303,189)		8,545,402
NET OTHER ASSETS - (17.8)%		(1,293,916)
NET ASSETS - 100%		$ 7,251,486
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
655 CBOT 2 Year U.S. Treasury Notes Index Contracts	April 2009	$ 142,544	$ 1,567
The face value of futures purchased as a percentage of net assets - 2%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.64% with JPMorgan Chase, Inc.	April 2038	$ 35,000	$ (8,718)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.57% with Goldman Sachs	August 2017	66,000	(13,254)
Receive semi-annually a fixed rate equal to 2.8575% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	24,500	796
Receive semi-annually a fixed rate equal to 4.19% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2013	70,445	5,955
Receive semi-annually a fixed rate equal to 4.42% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2009	48,400	1,667
		$ 244,345	$ (13,554)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,672,000 or 0.3% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,177,000.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $18,971,000.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

(k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security. The rate shown is the rate at period end.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$19,748,000 due 2/02/09 at 0.28%
BNP Paribas Securities Corp.	$ 1,493
Barclays Capital, Inc.	7,317
Deutsche Bank Securities, Inc.	448
ING Financial Markets LLC	747
J.P. Morgan Securities, Inc.	37
UBS Securities LLC	9,706
$ 19,748
$1,052,857,000 due 2/02/09 at 0.29%
Banc of America Securities LLC	$ 1,052,857
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 8,545,402	$ -	$ 8,540,626	$ 4,776
Other Financial Instruments*	$ (8,966)	$ 1,567	$ (10,533)	$ -
* Other financial instruments include Futures Contracts, Forward Commitments, and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 1,454
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(77)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	(96)
Transfer in/out of Level 3	3,495
Ending Balance	$ 4,776

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,032,213 and repurchase agreements of $1,072,605) - See accompanying schedule: Unaffiliated issuers (cost $8,303,189)		$ 8,545,402
Commitment to sell securities on a delayed delivery basis	$ (562,889)
Receivable for securities sold on a delayed delivery basis	565,910	3,021
Receivable for investments sold, regular delivery		269,757
Cash		1
Receivable for fund shares sold		15,749
Interest receivable		51,026
Other receivables		738
Unrealized appreciation on swap agreements		8,418
Total assets		8,894,112

Liabilities
Payable for investments purchased Regular delivery	$ 231,476
Delayed delivery	308,434
Payable for fund shares redeemed	22,715
Distributions payable	1,110
Accrued management fee	2,034
Distribution fees payable	336
Unrealized depreciation on swap agreements	21,972
Payable for daily variation on futures contracts	41
Other affiliated payables	902
Other payables and accrued expenses	749
Collateral on securities loaned, at value	1,052,857
Total liabilities		1,642,626

Net Assets		$ 7,251,486
Net Assets consist of:
Paid in capital		$ 6,869,209
Distributions in excess of net investment income		(8,567)
Accumulated undistributed net realized gain (loss) on investments		157,598
Net unrealized appreciation (depreciation) on investments		233,246
Net Assets		$ 7,251,486

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($455,828 ÷ 42,251 shares)	$ 10.79

Maximum offering price per share (100/96.00 of $10.79)	$ 11.24
Class T: Net Asset Value and redemption price per share ($324,210 ÷ 30,090 shares)	$ 10.77

Maximum offering price per share (100/96.00 of $10.77)	$ 11.22
Class B: Net Asset Value and offering price per share ($58,438 ÷ 5,438 shares)A	$ 10.75

Class C: Net Asset Value and offering price per share ($148,584 ÷ 13,884 shares)A	$ 10.70

Government Income: Net Asset Value, offering price and redemption price per share ($5,804,176 ÷ 539,782 shares)	$ 10.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($460,250 ÷ 42,654 shares)	$ 10.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2009 (Unaudited)

Investment Income
Interest		$ 173,866

Expenses
Management fee	$ 13,784
Transfer agent fees	4,813
Distribution fees	1,596
Fund wide operations fee	1,313
Independent trustees' compensation	17
Miscellaneous	11
Total expenses before reductions	21,534
Expense reductions	(123)	21,411
Net investment income		152,455
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	149,182
Futures contracts	6,056
Swap agreements	32,673
Total net realized gain (loss)		187,911
Change in net unrealized appreciation (depreciation) on: Investment securities	212,621
Futures contracts	1,567
Swap agreements	(24,831)
Delayed delivery commitments	1,448
Total change in net unrealized appreciation (depreciation)		190,805
Net gain (loss)		378,716
Net increase (decrease) in net assets resulting from operations		$ 531,171

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 152,455	$ 337,289
Net realized gain (loss)	187,911	203,220
Change in net unrealized appreciation (depreciation)	190,805	61,605
Net increase (decrease) in net assets resulting from operations	531,171	602,114
Distributions to shareholders from net investment income	(167,050)	(333,995)
Distributions to shareholders from net realized gain	(88,360)	-
Total distributions	(255,410)	(333,995)
Share transactions - net increase (decrease)	(2,507,917)	1,973,783
Total increase (decrease) in net assets	(2,232,156)	2,241,902

Net Assets
Beginning of period	9,483,642	7,241,740
End of period (including distributions in excess of net investment income of $8,567 and undistributed net investment income of $6,028, respectively)	$ 7,251,486	$ 9,483,642

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.172	.402	.311
Net realized and unrealized gain (loss)	.508	.387	.033
Total from investment operations	.680	.789	.344
Distributions from net investment income	(.190)	(.399)	(.314)
Distributions from net realized gain	(.100)	-	-
Total distributions	(.290)	(.399)	(.314)
Net asset value, end of period	$ 10.79	$ 10.40	$ 10.01
Total Return B, C, D	6.62%	7.96%	3.49%
Ratios to Average Net Assets G
Expenses before reductions	.77% A	.81%	.78% A
Expenses net of fee waivers, if any	.77% A	.81%	.78% A
Expenses net of all reductions	.77% A	.80%	.77% A
Net investment income	3.22% A	3.88%	4.08% A
Supplemental Data
Net assets, end of period (in millions)	$ 456	$ 232	$ 145
Portfolio turnover rate	345% A, H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.173	.404	.306
Net realized and unrealized gain (loss)	.487	.387	.036
Total from investment operations	.660	.791	.342
Distributions from net investment income	(.190)	(.401)	(.312)
Distributions from net realized gain	(.100)	-	-
Total distributions	(.290)	(.401)	(.312)
Net asset value, end of period	$ 10.77	$ 10.40	$ 10.01
Total Return B, C, D	6.42%	7.98%	3.46%
Ratios to Average Net Assets G
Expenses before reductions	.76% A	.78%	.79% A
Expenses net of fee waivers, if any	.76% A	.78%	.79% A
Expenses net of all reductions	.76% A	.78%	.79% A
Net investment income	3.23% A	3.90%	4.02% A
Supplemental Data
Net assets, end of period (in millions)	$ 324	$ 236	$ 181
Portfolio turnover rate	345% A, H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.134	.329	.251
Net realized and unrealized gain (loss)	.467	.387	.037
Total from investment operations	.601	.716	.288
Distributions from net investment income	(.151)	(.326)	(.258)
Distributions from net realized gain	(.100)	-	-
Total distributions	(.251)	(.326)	(.258)
Net asset value, end of period	$ 10.75	$ 10.40	$ 10.01
Total Return B, C, D	5.84%	7.21%	2.91%
Ratios to Average Net Assets G
Expenses before reductions	1.49% A	1.51%	1.50% A
Expenses net of fee waivers, if any	1.49% A	1.51%	1.50% A
Expenses net of all reductions	1.49% A	1.50%	1.50% A
Net investment income	2.50% A	3.17%	3.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 58	$ 41	$ 43
Portfolio turnover rate	345% A, H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.132	.326	.249
Net realized and unrealized gain (loss)	.418	.387	.033
Total from investment operations	.550	.713	.282
Distributions from net investment income	(.150)	(.323)	(.252)
Distributions from net realized gain	(.100)	-	-
Total distributions	(.250)	(.323)	(.252)
Net asset value, end of period	$ 10.70	$ 10.40	$ 10.01
Total Return B, C, D	5.34%	7.18%	2.85%
Ratios to Average Net Assets G
Expenses before reductions	1.51% A	1.53%	1.55% A
Expenses net of fee waivers, if any	1.51% A	1.53%	1.55% A
Expenses net of all reductions	1.51% A	1.53%	1.55% A
Net investment income	2.48% A	3.15%	3.26% A
Supplemental Data
Net assets, end of period (in millions)	$ 149	$ 71	$ 39
Portfolio turnover rate	345% A, H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Government Income

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.00	$ 9.95	$ 10.20	$ 10.13	$ 10.16
Income from Investment Operations
Net investment income D	.190	.438	.443	.429	.329	.307
Net realized and unrealized gain (loss)	.487	.378	.068	(.274)	.097	.124
Total from investment operations	.677	.816	.511	.155	.426	.431
Distributions from net investment income	(.207)	(.436)	(.456)	(.405)	(.321)	(.301)
Distributions from net realized gain	(.100)	-	(.005)	-	(.035)	(.160)
Total distributions	(.307)	(.436)	(.461)	(.405)	(.356)	(.461)
Net asset value, end of period	$ 10.75	$ 10.38	$ 10.00	$ 9.95	$ 10.20	$ 10.13
Total Return B, C	6.61%	8.25%	5.22%	1.56%	4.24%	4.30%
Ratios to Average Net Assets E
Expenses before reductions	.45% A	.45%	.45%	.45%	.58%	.63%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.58%	.63%
Expenses net of all reductions	.44% A	.45%	.44%	.44%	.58%	.63%
Net investment income	3.55% A	4.23%	4.42%	4.27%	3.21%	3.01%
Supplemental Data
Net assets, end of period (in millions)	$ 5,804	$ 8,154	$ 6,118	$ 5,331	$ 5,127	$ 4,168
Portfolio turnover rate	345% A, F	269%	164% F	108%	114%	224%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007E

Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income D	.187	.432	.329
Net realized and unrealized gain (loss)	.507	.388	.034
Total from investment operations	.694	.820	.363
Distributions from net investment income	(.204)	(.430)	(.333)
Distributions from net realized gain	(.100)	-	-
Total distributions	(.304)	(.430)	(.333)
Net asset value, end of period	$ 10.79	$ 10.40	$ 10.01
Total Return B, C	6.76%	8.28%	3.67%
Ratios to Average Net Assets F
Expenses before reductions	.50% A	.51%	.53% A
Expenses net of fee waivers, if any	.50% A	.51%	.53% A
Expenses net of all reductions	.50% A	.51%	.53% A
Net investment income	3.49% A	4.17%	4.32% A
Supplemental Data
Net assets, end of period (in millions)	$ 460	$ 750	$ 715
Portfolio turnover rate	345% A, G	269%	164% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

(Amounts in thousands except ratios and per-share amounts)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Government Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios and per-share amounts)

2. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, deferred trustees compensation, futures transactions, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios and per-share amounts)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 258,351
Unrealized depreciation	(15,480)
Net unrealized appreciation (depreciation)	$ 242,871
Cost for federal income tax purposes	$ 8,302,531

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Semiannual Report

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios and per-share amounts)

3. Operating Policies - continued

Swap Agreements - continued

losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall. The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 428	$ 11
Class T	-%	.25%	356	-
Class B	.65%	.25%	229	165
Class C	.75%	.25%	583	158
			$ 1,596	$ 334

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 69
Class T	14
Class B*	63
Class C*	28
$ 174

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios and per-share amounts)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 304.18
Class T	241.17
Class B	65.25
Class C	103.18
Government Income	3,610.10
Institutional Class	490.16
	$ 4,813

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

Semiannual Report

6. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents and the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $1,747.

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $65. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Government Income	$ 55
Institutional Class	3
$ 58

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, Lehman Brothers Holdings, Inc. and certain of its affiliates (LBHI) sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. At the time LBHI's insolvency proceedings were instituted, the Fund had outstanding securities trades and other transactions with counterparties affiliated with LBHI, which may include interest rate and credit default swap agreements, and commitments to purchase securities on a

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios and per-share amounts)

8. Other - continued

delayed delivery or when-issued basis. As a result of the insolvency proceedings, LBHI is unable to fulfill its commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to the terminated trades and agreements is immaterial.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008
From net investment income
Class A	$ 6,152	$ 7,464
Class T	5,129	8,439
Class B	728	1,398
Class C	1,660	1,798
Government Income	141,362	288,379
Institutional Class	12,019	26,517
Total	$ 167,050	$ 333,995
From net realized gain
Class A	$ 2,833	$ -
Class T	2,506	-
Class B	436	-
Class C	907	-
Government Income	74,900	-
Institutional Class	6,778	-
Total	$ 88,360	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class A
Shares sold	23,056	17,630	$ 245,176	$ 183,928
Issued in exchange for shares of Capital One U.S. Government Income Fund	6,641	-	70,327	-
Reinvestment of distributions	729	653	7,769	6,798
Shares redeemed	(10,508)	(10,466)	(112,139)	(108,879)
Net increase (decrease)	19,918	7,817	$ 211,133	$ 81,847

Semiannual Report

10. Share Transactions - continued

	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class T
Shares sold	14,275	15,236	$ 151,227	$ 158,292
Reinvestment of distributions	691	772	7,346	8,030
Shares redeemed	(7,569)	(11,375)	(80,483)	(118,003)
Net increase (decrease)	7,397	4,633	$ 78,090	$ 48,319
Class B
Shares sold	3,092	2,313	$ 32,580	$ 24,145
Reinvestment of distributions	88	108	939	1,126
Shares redeemed	(1,680)	(2,809)	(17,846)	(29,186)
Net increase (decrease)	1,500	(388)	$ 15,673	$ (3,915)
Class C
Shares sold	9,969	5,069	$ 104,351	$ 52,892
Reinvestment of distributions	171	114	1,821	1,185
Shares redeemed	(3,085)	(2,289)	(32,854)	(23,797)
Net increase (decrease)	7,055	2,894	$ 73,318	$ 30,280
Government Income
Shares sold	252,863	308,696	$ 2,669,908	$ 3,217,869
Reinvestment of distributions	19,913	27,173	210,501	282,009
Shares redeemed	(518,223)	(162,519)	(5,456,972)	(1,689,834)
Net increase (decrease)	(245,447)	173,350	$ (2,576,563)	$ 1,810,044
Institutional Class
Shares sold	15,424	30,491	$ 163,492	$ 316,702
Reinvestment of distributions	1,759	2,538	18,614	26,319
Shares redeemed	(46,653)	(32,353)	(491,674)	(335,813)
Net increase (decrease)	(29,470)	676	$ (309,568)	$ 7,208

11. Merger Information.

On November 21, 2008, the Fund acquired all of the assets and assumed all of the liabilities (other than any deferred, accrued or prepaid expenses) of Capital One U.S. Government Income Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on June 19, 2008. The acquisition was accomplished by an exchange of 6,641 shares of Class A of the Fund for 7,089 shares then outstanding (valued at $9.92 per share) of Capital One U.S. Government Income Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Capital One U.S. Government Income Fund's net assets were combined with the Fund's net assets of $7,489,277 for total net assets after the acquisition of $7,559,604.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AGVT-USAN-0309
1.864213.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Government Income
Fund - Institutional Class

Semiannual Report

January 31, 2009

Institutional Class is a class of
Fidelity® Government Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Class A	.77%
Actual		$ 1,000.00	$ 1,066.20	$ 4.01
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class T	.76%
Actual		$ 1,000.00	$ 1,064.20	$ 3.95
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class B	1.49%
Actual		$ 1,000.00	$ 1,058.40	$ 7.73
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Class C	1.51%
Actual		$ 1,000.00	$ 1,053.40	$ 7.82
HypotheticalA		$ 1,000.00	$ 1,017.59	$ 7.68
Government Income	.45%
Actual		$ 1,000.00	$ 1,066.10	$ 2.34
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.50%
Actual		$ 1,000.00	$ 1,067.60	$ 2.61
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	1.9	1.2
Less than 1%	1.8	0.0
1 - 1.99%	5.4	2.8
2 - 2.99%	7.2	5.5
3 - 3.99%	8.1	10.1
4 - 4.99%	10.0	14.1
5 - 5.99%	27.1	27.4
6 - 6.99%	16.0	12.7
7% and over	8.2	1.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of January 31, 2009
6 months ago
Years	4.8	4.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of January 31, 2009
6 months ago
Years	4.4	5.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2009		As of July 31, 2008
	Mortgage Securities 34.3%		Mortgage Securities 30.9%
	CMOs and Other Mortgage Related Securities 11.3%		CMOs and Other Mortgage Related Securities 8.3%
	U.S. Treasury Obligations 31.6%		U.S. Treasury Obligations 34.3%
	U.S. Government Agency Obligations 25.8%		U.S. Government Agency Obligations 21.7%
	Asset-Backed Securities 0.0%		Asset-Backed Securities 0.1%
	Short-Term Investments and Net Other Assets (3.0)%		Short-Term Investments and Net Other Assets 4.7%
* Futures and Swaps	3.0%	** Futures and Swaps	11.1%

Semiannual Report

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 57.4%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 25.8%
Fannie Mae:
2.5% 4/9/10	$ 26,360	$ 26,716
2.875% 10/12/10	83,835	85,922
2.875% 12/11/13	13,000	13,223
3% 7/12/10 (b)	110,000	112,744
3.25% 8/12/10 (b)	92,720	95,452
3.625% 8/15/11	22,000	22,968
4.75% 11/19/12	7,255	7,918
4.875% 5/18/12 (b)	121,500	131,266
5.125% 4/15/11 (b)	123,600	132,449
6% 5/15/11	10,130	11,040
Federal Home Loan Bank:
1.625% 1/21/11	120,040	119,757
3.625% 9/16/11	3,000	3,129
3.625% 10/18/13	86,700	90,334
5.125% 8/14/13	1,250	1,388
Freddie Mac:
1.5% 1/7/11	13,550	13,548
3.25% 7/16/10 (b)	150,845	155,166
4.125% 7/12/10	2,000	2,070
4.5% 1/15/14 (g)	47,609	51,922
4.875% 11/15/13	600	664
4.875% 6/13/18 (b)(g)	72,725	79,050
5% 1/30/14	25,000	27,633
5% 2/16/17	41,000	44,320
5.25% 7/18/11 (b)	93,930	101,488
5.75% 1/15/12	73,906	81,375
6.875% 9/15/10	153,000	165,657
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	110,500	122,440
6.8% 2/15/12	26,674	28,056
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
6.77% 11/15/13	5,115	5,450
6.99% 5/21/16	17,861	20,326
Private Export Funding Corp. secured:
4.974% 8/15/13	22,940	24,990
5.66% 9/15/11 (c)	18,000	19,672
5.685% 5/15/12	24,035	26,659
6.67% 9/15/09	3,500	3,629
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	$ 5,365	$ 5,516
Series 2002-20K Class 1, 5.08% 11/1/22	11,588	11,981
Series 2003-P10B, Class 1 5.136% 8/10/13	6,431	6,574
Series 2004-20H Class 1, 5.17% 8/1/24	3,264	3,448
Tennessee Valley Authority 5.375% 4/1/56	8,429	9,106
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 5.96% 8/1/09	3,940	4,044
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,869,090
U.S. Treasury Inflation Protected Obligations - 5.0%
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	50,731	45,338
2.5% 1/15/29	68,312	69,970
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	27,504	26,632
1.625% 1/15/18	15,498	15,169
2.375% 1/15/17 (g)	69,565	71,088
2.375% 1/15/27	60,079	59,234
2.625% 7/15/17	69,457	72,810
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		360,241
U.S. Treasury Obligations - 26.6%
U.S. Treasury Bonds:
4.375% 2/15/38	45,860	51,979
5% 5/15/37	95,200	117,334
6.125% 8/15/29	49,127	64,372
7.25% 5/15/16	132,937	169,837
7.5% 11/15/16	81,988	106,655
8% 11/15/21 (f)	146,794	209,365
9% 11/15/18	25,146	37,035
9.125% 5/15/18	10,776	15,828
9.875% 11/15/15	47,285	68,065
11.25% 2/15/15	40,816	60,870
U.S. Treasury Notes:
0.875% 1/31/11	86,722	86,594
1.125% 12/15/11	135,622	134,944
1.25% 11/30/10	57,263	57,677
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.5% 12/31/13 (b)	$ 40,339	$ 39,750
1.75% 11/15/11	22,521	22,804
1.75% 1/31/14	145,236	144,397
2% 11/30/13	43,498	43,909
2.125% 1/31/10	140,980	143,128
2.75% 2/28/13	13,236	13,877
2.75% 10/31/13	17,180	17,949
2.875% 6/30/10	9,561	9,863
3.125% 11/30/09	29,100	29,723
3.125% 8/31/13	20,625	21,903
3.125% 9/30/13	58,130	61,663
3.375% 7/31/13	28,650	30,797
3.5% 5/31/13	17,500	18,895
3.75% 11/15/18 (b)	42,780	46,069
4% 9/30/09	3,000	3,070
4.25% 11/15/17	27,475	30,551
4.5% 5/15/17	28,525	32,108
4.625% 8/31/11	593	645
4.625% 7/31/12	20	22
4.625% 11/15/16	23,000	26,119
4.75% 8/15/17	12,983	14,886
TOTAL U.S. TREASURY OBLIGATIONS		1,932,683
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,998,359)		4,162,014
U.S. Government Agency - Mortgage Securities - 34.3%

Fannie Mae - 22.9%
3.915% 7/1/35 (h)	2,235	2,255
4% 9/1/13 to 6/1/20	21,018	21,244
4.287% 3/1/33 (h)	215	219
4.303% 3/1/33 (h)	276	281
4.321% 7/1/35 (h)	1,803	1,823
4.331% 1/1/35 (h)	658	671
4.425% 5/1/35 (h)	354	360
4.432% 3/1/35 (h)	911	928
4.449% 8/1/34 (h)	1,428	1,450
4.5% 2/1/18 to 9/1/20 (e)	22,104	22,593
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.5% 2/1/39 (d)	$ 20,000	$ 20,112
4.523% 10/1/35 (h)	2,107	2,135
4.537% 7/1/35 (h)	242	244
4.545% 3/1/35 (h)	380	382
4.548% 10/1/33 (h)	437	444
4.55% 10/1/35 (h)	18,232	18,551
4.58% 7/1/35 (h)	931	950
4.6% 10/1/33 (h)	471	473
4.612% 2/1/33 (h)	516	520
4.664% 10/1/33 (h)	205	206
4.708% 2/1/35 (h)	4,328	4,407
4.753% 12/1/34 (h)	510	517
4.765% 2/1/34 (h)	173	176
4.766% 4/1/35 (h)	209	212
4.783% 7/1/35 (h)	3,716	3,816
4.804% 8/1/33 (h)	588	597
4.806% 11/1/34 (h)	1,680	1,705
4.87% 7/1/35 (h)	4,589	4,716
4.898% 5/1/35 (h)	1,507	1,534
4.974% 7/1/34 (h)	247	250
4.982% 2/1/34 (h)	6,014	6,174
4.994% 2/1/35 (h)	4,211	4,295
5% 6/1/14 to 11/1/38 (e)	205,567	209,831
5.05% 1/1/37 (h)	5,135	5,253
5.062% 11/1/33 (h)	1,246	1,279
5.09% 9/1/34 (h)	551	559
5.09% 10/1/35 (h)	3,274	3,387
5.095% 7/1/34 (h)	1,448	1,463
5.121% 3/1/35 (h)	98	99
5.152% 5/1/35 (h)	374	382
5.16% 10/1/18 (h)	237	240
5.174% 8/1/34 (h)	4,550	4,635
5.185% 3/1/35 (h)	325	331
5.193% 6/1/35 (h)	2,111	2,134
5.215% 5/1/35 (h)	4,093	4,239
5.265% 12/1/36 (h)	2,163	2,214
5.279% 3/1/35 (h)	338	341
5.31% 12/1/34 (h)	730	742
5.336% 7/1/35 (h)	1,657	1,696
5.342% 2/1/37 (h)	2,311	2,374
5.45% 8/1/36 (h)	5,114	5,274
5.5% 4/1/09 to 7/1/38 (e)	564,579	580,397
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 2/18/24 (d)	$ 37,700	$ 38,841
5.5% 2/18/24 (d)	41,000	42,241
5.566% 4/1/36 (h)	3,865	3,997
5.633% 2/1/36 (h)	2,731	2,815
5.66% 6/1/36 (h)	5,871	6,048
5.77% 3/1/36 (h)	7,036	7,261
5.797% 1/1/36 (h)	2,194	2,254
5.823% 6/1/35 (h)	1,653	1,718
5.845% 3/1/36 (h)	7,320	7,529
5.853% 3/1/36 (h)	5,725	5,911
5.889% 12/1/36 (h)	3,793	3,930
5.922% 5/1/36 (h)	4,493	4,652
5.954% 5/1/36 (h)	2,478	2,565
6% 4/1/12 to 5/1/38 (e)	359,347	373,187
6% 2/12/39 (d)(e)	19,000	19,578
6.013% 4/1/36 (h)	42,905	44,344
6.049% 3/1/33 (h)	213	216
6.076% 3/1/37 (h)	4,358	4,495
6.12% 4/1/36 (h)	3,853	3,989
6.217% 2/1/35 (h)	324	329
6.223% 3/1/37 (h)	1,270	1,312
6.226% 5/1/36 (h)	11,929	12,367
6.243% 6/1/36 (h)	610	622
6.25% 9/1/36 (h)	9,789	10,140
6.302% 10/1/36 (h)	19,893	20,551
6.5% 2/1/12 to 4/1/37	51,609	53,869
6.5% 2/1/39 (d)	26,000	27,081
7% 7/1/13 to 7/1/32	4,621	4,887
7.5% 8/1/10 to 4/1/29	76	78
8.5% 1/1/15 to 7/1/31	431	459
9% 11/1/11 to 5/1/14	408	429
9.5% 11/15/09 to 10/1/20	534	583
11% 8/1/10	3	3
11.25% 5/1/14	5	6
11.5% 6/15/19 to 1/15/21	916	1,015
12.5% 8/1/15 to 3/1/16	1	1
		1,660,413
Freddie Mac - 7.4%
4% 5/1/19 to 11/1/20	21,927	22,117
4.275% 6/1/35 (h)	824	837
4.316% 12/1/34 (h)	717	730
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.374% 2/1/34 (h)	$ 452	$ 452
4.407% 3/1/35 (h)	901	916
4.471% 3/1/35 (h)	756	769
4.5% 8/1/33	3,452	3,471
4.636% 4/1/35 (h)	5,492	5,602
4.716% 2/1/34 (h)	6,333	6,479
4.788% 2/1/36 (h)	1,052	1,076
4.801% 3/1/35 (h)	2,342	2,375
4.841% 9/1/36 (h)	2,642	2,685
5% 4/1/09 to 6/1/38	23,045	23,448
5.023% 4/1/35 (h)	524	534
5.088% 7/1/35 (h)	3,376	3,479
5.118% 6/1/35 (h)	2,141	2,216
5.257% 2/1/36 (h)	281	289
5.288% 3/1/35 (h)	529	536
5.486% 1/1/36 (h)	3,741	3,850
5.5% 8/1/14 to 12/1/38 (e)	108,272	111,682
5.5% 2/18/24 (d)(e)	48,500	49,976
5.5% 2/12/39 (d)	53,000	54,200
5.5% 2/12/39 (d)	12,000	12,272
5.5% 2/12/39 (d)	12,000	12,272
5.5% 2/12/39 (d)	13,000	13,294
5.521% 1/1/36 (h)	4,826	4,956
5.578% 2/1/35 (h)	959	969
5.694% 10/1/35 (h)	1,084	1,113
5.834% 5/1/37 (h)	2,537	2,602
6% 7/1/16 to 9/1/38	76,218	79,048
6.006% 6/1/36 (h)	2,585	2,669
6.181% 5/1/36 (h)	2,361	2,439
6.298% 3/1/37 (h)	7,330	7,540
6.303% 7/1/36 (h)	2,624	2,714
6.35% 3/1/33 (h)	141	144
6.433% 10/1/36 (h)	7,695	7,980
6.5% 11/1/10 to 10/1/36	42,218	44,141
6.586% 12/1/36 (h)	14,330	14,809
6.6% 1/1/37 (h)	8,534	8,802
6.666% 10/1/36 (h)	6,924	7,187
6.837% 10/1/36 (h)	10,449	10,799
7% 4/1/11	2	2
7.5% 5/1/11 to 7/1/16	1,430	1,500
8.5% 5/1/17 to 9/1/29	180	193
9% 8/1/09 to 10/1/20	41	43
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
9.5% 5/1/17 to 8/1/21	$ 228	$ 249
9.75% 8/1/14	130	144
10% 7/1/09 to 8/1/21	17	19
11% 7/1/13 to 5/1/14	52	57
12% 8/1/13 to 3/1/15	2	2
12.5% 2/1/10 to 6/1/19	12	13
13% 8/1/10 to 6/1/15	5	5
		535,696
Government National Mortgage Association - 4.0%
4.25% 7/20/34 (h)	612	617
5% 2/20/33 to 6/20/38	69,775	70,969
5.5% 12/15/33 to 7/20/38	62,611	64,252
5.5% 2/1/39 (d)	1,000	1,022
5.5% 2/19/39 (d)	4,000	4,089
5.5% 2/19/39 (d)(e)	3,000	3,067
5.5% 2/19/39 (d)	1,000	1,022
5.5% 3/18/39 (d)	3,000	3,058
6% 3/15/09 to 1/15/36	113,361	117,048
6% 2/19/39 (d)	2,000	2,056
6% 2/19/39 (d)	1,000	1,028
6% 2/19/39 (d)	2,000	2,056
6.5% 2/15/24 to 10/15/35	18,260	19,069
7% 10/15/26 to 8/15/32	88	92
7.5% 3/15/28 to 8/15/29	111	117
8% 6/15/18 to 12/15/23	1,120	1,191
8.5% 1/15/25	4	4
9.5% 2/15/25	1	1
10.5% 4/15/14 to 1/20/18	85	96
13.5% 7/15/11	4	4
		290,858
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,436,555)		2,486,967
Collateralized Mortgage Obligations - 11.3%

U.S. Government Agency - 11.3%
Fannie Mae:
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	1,269	1,331
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 1993-207 Class H, 6.5% 11/25/23	$ 18,360	$ 19,037
Series 1993-240 Class PD, 6.25% 12/25/13	3,592	3,713
Series 1994-23:
Class PG, 6% 4/25/23	1,895	1,901
Class PZ, 6% 2/25/24	11,001	11,224
Series 1996-28 Class PK, 6.5% 7/25/25	3,480	3,657
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	4,776
Series 2006-45 Class OP, 0% 6/25/36 (j)	5,494	4,492
Series 2006-62 Class KP, 0% 4/25/36 (j)	11,609	9,116
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	2,453	2,620
Series 2007-115 Class BE, 4.5% 12/25/22	15,400	15,371
Series 2003-22 6% 4/25/33 (i)	17,065	2,204
Fannie Mae Grantor Trust planned amortization class Series 2005-81 Class PC, 5.5% 9/25/35	2,150	2,068
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 0% 10/1/36 (j)	20,954	18,419
Series 384 Class 6, 5% 7/25/37 (i)	25,132	2,639
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.3694% 8/25/31 (h)	578	561
Series 2002-49 Class FB, 0.9338% 11/18/31 (h)	952	929
Series 2002-60 Class FV, 1.3894% 4/25/32 (h)	404	396
Series 2002-75 Class FA, 1.3894% 11/25/32 (h)	827	817
Series 2004-54 Class FE, 1.5394% 2/25/33 (h)	522	521
Series 2007-36:
Class FB, 0.7894% 4/25/37 (h)	36,347	35,561
Class FG, 0.7894% 4/25/37 (h)	7,177	7,026
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	5,482	5,683
Series 2003-113 Class PE, 4% 11/25/18	7,545	7,396
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,458
Series 2005-102 Class CO, 0% 11/25/35 (j)	5,695	4,642
Series 2006-12 Class BO, 0% 10/25/35 (j)	25,793	20,960
Series 2006-37 Class OW, 0% 5/25/36 (j)	6,177	5,411
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	19,227	19,991
Series 2001-46 Class ZG, 6% 9/25/31	6,952	7,232
Series 2002-79 Class Z, 5.5% 11/25/22	12,156	12,207
Series 2003-84 Class JK, 4.5% 9/25/18	10,000	9,840
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2004-3 Class BA, 4% 7/25/17	$ 528	$ 534
Series 2005-117, Class JN, 4.5% 1/25/36	645	576
Series 2006-72 Class CY, 6% 8/25/26	10,215	10,116
Series 2004-19 Class AY, 4% 4/25/19	37,116	36,241
Series 2007-36:
Class GO, 0% 4/25/37 (j)	1,146	924
Class PO, 0% 4/25/37 (j)	2,562	2,096
Class SB, 6.2106% 4/25/37 (h)(i)(k)	33,276	3,004
Class SG, 6.2106% 4/25/37 (h)(i)(k)	14,903	1,242
Series 2007-66 Class SA, 37.2637% 7/25/37 (h)(k)	4,552	5,807
Freddie Mac:
planned amortization class:
Series 2115 Class PE, 6% 1/15/14	643	671
Series 3149 Class OD, 0% 5/15/36 (j)	30,454	23,930
sequential payer Series 2114 Class ZM, 6% 1/15/29	2,187	2,267
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.275% 2/15/24 (h)	1,017	977
planned amortization class Series 1681 Class PJ, 7% 12/15/23	5,066	5,173
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2530 Class FE, 0.9331% 2/15/32 (h)	559	549
Series 2630 Class FL, 0.8331% 6/15/18 (h)	550	532
Series 3008 Class SM, 0% 7/15/35 (h)	376	337
planned amortization class:
Series 1141 Class G, 9% 9/15/21	340	340
Series 1614 Class L, 6.5% 7/15/23	2,896	2,947
Series 2006-15 Class OP, 0% 3/25/36 (j)	6,916	5,441
Series 2131 Class BG, 6% 3/15/29	45,468	47,065
Series 2356 Class GD, 6% 9/15/16	424	442
Series 2376 Class JE, 5.5% 11/15/16	3,022	3,121
Series 2378 Class PE, 5.5% 11/15/16	8,240	8,510
Series 2381 Class OG, 5.5% 11/15/16	2,348	2,429
Series 2628 Class OE, 4.5% 6/15/18	6,815	6,870
Series 2640 Class GE, 4.5% 7/15/18	7,310	7,374
Series 2682 Class LD, 4.5% 10/15/33	777	709
Series 2752 Class PW, 4% 4/15/22	499	498
Series 2802 Class OB, 6% 5/15/34	10,455	10,552
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2810 Class PD, 6% 6/15/33	$ 995	$ 1,028
Series 2937 Class KC, 4.5% 2/15/20	19,686	19,589
Series 2962 Class BE, 4.5% 4/15/20	15,015	14,915
Series 3077 Class TO, 0% 4/15/35 (j)	15,147	12,149
Series 3110 Class OP, 0% 9/15/35 (j)	14,292	11,509
Series 3119 Class PO, 0% 2/15/36 (j)	17,350	14,436
Series 3121 Class KO, 0% 3/15/36 (j)	5,838	4,816
Series 3123 Class LO, 0% 3/15/36 (j)	11,269	8,851
Series 3145 Class GO, 0% 4/15/36 (j)	10,169	8,035
Series 3151 Class PO, 0% 5/15/36 (j)	10,984	8,677
sequential payer:
Series 2388 Class ZA, 6% 12/15/31	5,991	6,217
Series 2546 Class MJ, 5.5% 3/15/23	2,861	2,773
Series 2570 Class CU, 4.5% 7/15/17	1,464	1,495
Series 2574 Class HP, 5% 2/15/18	42,150	43,360
Series 2587 Class AD, 4.71% 3/15/33	5,785	5,199
Series 2601 Class TB, 5.5% 4/15/23	869	832
Series 2611 Class CH, 4.5% 5/15/18	37,220	37,205
Series 2617 Class GW, 3.5% 6/15/16	1,272	1,279
Series 2677 Class BC, 4% 9/15/18	20,040	19,663
Series 2685 Class ND, 4% 10/15/18	9,064	8,831
Series 2729 Class GB, 5% 1/15/19	9,255	9,543
Series 2750 Class ZT, 5% 2/15/34	1,099	1,056
Series 2770 Class TW, 4.5% 3/15/19	19,670	19,297
Series 2773 Class HC, 4.5% 4/15/19	704	688
Series 2809 Class UA, 4% 12/15/14	1,315	1,323
Series 2849 Class AL, 5% 5/15/18	7,455	7,686
Series 2860 Class CP, 4% 10/15/17	1,585	1,598
Series 2874 Class BC, 5% 10/15/19	43,000	44,265
Series 2937 Class HJ, 5% 10/15/19	7,165	7,395
Series 2998 Class LY, 5.5% 7/15/25	2,011	1,898
Series 3007 Class EW, 5.5% 7/15/25	8,875	8,442
Series 3013 Class VJ, 5% 1/15/14	1,579	1,632
Series 3401 Class EB, 5% 12/15/22	7,495	7,404
Series 2769 Class BU, 5% 3/15/34	5,712	5,639
Series 2863 Class DB, 4% 9/15/14	1,187	1,195
Series 2957 Class SW, 5.6669% 4/15/35 (h)(i)	23,660	1,336
Series 3002 Class SN, 6.1669% 7/15/35 (h)(i)(k)	23,753	1,772
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	$ 7,887	$ 8,146
Series 2877 Class JC, 5% 10/15/34	1,231	1,259
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27	3,816	3,998
Series 2003-116 Class JE, 5% 12/20/33	13,248	12,829
Series 2004-4 Class MG, 5% 1/16/34	10,425	10,083
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $795,670)		823,816
Cash Equivalents - 14.8%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.28%, dated 1/30/09 due 2/2/09 (Collateralized by U.S. Government Obligations) #	$ 19,748	19,748
0.29%, dated 1/30/09 due 2/2/09 (Collateralized by U.S. Government Obligations) # (a)	1,052,882	1,052,857
TOTAL CASH EQUIVALENTS (Cost $1,072,605)		1,072,605
TOTAL INVESTMENT PORTFOLIO - 117.8% (Cost $8,303,189)		8,545,402
NET OTHER ASSETS - (17.8)%		(1,293,916)
NET ASSETS - 100%		$ 7,251,486
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
655 CBOT 2 Year U.S. Treasury Notes Index Contracts	April 2009	$ 142,544	$ 1,567
The face value of futures purchased as a percentage of net assets - 2%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.64% with JPMorgan Chase, Inc.	April 2038	$ 35,000	$ (8,718)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.57% with Goldman Sachs	August 2017	66,000	(13,254)
Receive semi-annually a fixed rate equal to 2.8575% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	24,500	796
Receive semi-annually a fixed rate equal to 4.19% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2013	70,445	5,955
Receive semi-annually a fixed rate equal to 4.42% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2009	48,400	1,667
		$ 244,345	$ (13,554)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,672,000 or 0.3% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,177,000.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $18,971,000.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

(k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security. The rate shown is the rate at period end.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$19,748,000 due 2/02/09 at 0.28%
BNP Paribas Securities Corp.	$ 1,493
Barclays Capital, Inc.	7,317
Deutsche Bank Securities, Inc.	448
ING Financial Markets LLC	747
J.P. Morgan Securities, Inc.	37
UBS Securities LLC	9,706
$ 19,748
$1,052,857,000 due 2/02/09 at 0.29%
Banc of America Securities LLC	$ 1,052,857
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 8,545,402	$ -	$ 8,540,626	$ 4,776
Other Financial Instruments*	$ (8,966)	$ 1,567	$ (10,533)	$ -
* Other financial instruments include Futures Contracts, Forward Commitments, and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 1,454
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(77)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	(96)
Transfer in/out of Level 3	3,495
Ending Balance	$ 4,776

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,032,213 and repurchase agreements of $1,072,605) - See accompanying schedule: Unaffiliated issuers (cost $8,303,189)		$ 8,545,402
Commitment to sell securities on a delayed delivery basis	$ (562,889)
Receivable for securities sold on a delayed delivery basis	565,910	3,021
Receivable for investments sold, regular delivery		269,757
Cash		1
Receivable for fund shares sold		15,749
Interest receivable		51,026
Other receivables		738
Unrealized appreciation on swap agreements		8,418
Total assets		8,894,112

Liabilities
Payable for investments purchased Regular delivery	$ 231,476
Delayed delivery	308,434
Payable for fund shares redeemed	22,715
Distributions payable	1,110
Accrued management fee	2,034
Distribution fees payable	336
Unrealized depreciation on swap agreements	21,972
Payable for daily variation on futures contracts	41
Other affiliated payables	902
Other payables and accrued expenses	749
Collateral on securities loaned, at value	1,052,857
Total liabilities		1,642,626

Net Assets		$ 7,251,486
Net Assets consist of:
Paid in capital		$ 6,869,209
Distributions in excess of net investment income		(8,567)
Accumulated undistributed net realized gain (loss) on investments		157,598
Net unrealized appreciation (depreciation) on investments		233,246
Net Assets		$ 7,251,486

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($455,828 ÷ 42,251 shares)	$ 10.79

Maximum offering price per share (100/96.00 of $10.79)	$ 11.24
Class T: Net Asset Value and redemption price per share ($324,210 ÷ 30,090 shares)	$ 10.77

Maximum offering price per share (100/96.00 of $10.77)	$ 11.22
Class B: Net Asset Value and offering price per share ($58,438 ÷ 5,438 shares)A	$ 10.75

Class C: Net Asset Value and offering price per share ($148,584 ÷ 13,884 shares)A	$ 10.70

Government Income: Net Asset Value, offering price and redemption price per share ($5,804,176 ÷ 539,782 shares)	$ 10.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($460,250 ÷ 42,654 shares)	$ 10.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2009 (Unaudited)

Investment Income
Interest		$ 173,866

Expenses
Management fee	$ 13,784
Transfer agent fees	4,813
Distribution fees	1,596
Fund wide operations fee	1,313
Independent trustees' compensation	17
Miscellaneous	11
Total expenses before reductions	21,534
Expense reductions	(123)	21,411
Net investment income		152,455
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	149,182
Futures contracts	6,056
Swap agreements	32,673
Total net realized gain (loss)		187,911
Change in net unrealized appreciation (depreciation) on: Investment securities	212,621
Futures contracts	1,567
Swap agreements	(24,831)
Delayed delivery commitments	1,448
Total change in net unrealized appreciation (depreciation)		190,805
Net gain (loss)		378,716
Net increase (decrease) in net assets resulting from operations		$ 531,171

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 152,455	$ 337,289
Net realized gain (loss)	187,911	203,220
Change in net unrealized appreciation (depreciation)	190,805	61,605
Net increase (decrease) in net assets resulting from operations	531,171	602,114
Distributions to shareholders from net investment income	(167,050)	(333,995)
Distributions to shareholders from net realized gain	(88,360)	-
Total distributions	(255,410)	(333,995)
Share transactions - net increase (decrease)	(2,507,917)	1,973,783
Total increase (decrease) in net assets	(2,232,156)	2,241,902

Net Assets
Beginning of period	9,483,642	7,241,740
End of period (including distributions in excess of net investment income of $8,567 and undistributed net investment income of $6,028, respectively)	$ 7,251,486	$ 9,483,642

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.172	.402	.311
Net realized and unrealized gain (loss)	.508	.387	.033
Total from investment operations	.680	.789	.344
Distributions from net investment income	(.190)	(.399)	(.314)
Distributions from net realized gain	(.100)	-	-
Total distributions	(.290)	(.399)	(.314)
Net asset value, end of period	$ 10.79	$ 10.40	$ 10.01
Total Return B, C, D	6.62%	7.96%	3.49%
Ratios to Average Net Assets G
Expenses before reductions	.77% A	.81%	.78% A
Expenses net of fee waivers, if any	.77% A	.81%	.78% A
Expenses net of all reductions	.77% A	.80%	.77% A
Net investment income	3.22% A	3.88%	4.08% A
Supplemental Data
Net assets, end of period (in millions)	$ 456	$ 232	$ 145
Portfolio turnover rate	345% A, H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.173	.404	.306
Net realized and unrealized gain (loss)	.487	.387	.036
Total from investment operations	.660	.791	.342
Distributions from net investment income	(.190)	(.401)	(.312)
Distributions from net realized gain	(.100)	-	-
Total distributions	(.290)	(.401)	(.312)
Net asset value, end of period	$ 10.77	$ 10.40	$ 10.01
Total Return B, C, D	6.42%	7.98%	3.46%
Ratios to Average Net Assets G
Expenses before reductions	.76% A	.78%	.79% A
Expenses net of fee waivers, if any	.76% A	.78%	.79% A
Expenses net of all reductions	.76% A	.78%	.79% A
Net investment income	3.23% A	3.90%	4.02% A
Supplemental Data
Net assets, end of period (in millions)	$ 324	$ 236	$ 181
Portfolio turnover rate	345% A, H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.134	.329	.251
Net realized and unrealized gain (loss)	.467	.387	.037
Total from investment operations	.601	.716	.288
Distributions from net investment income	(.151)	(.326)	(.258)
Distributions from net realized gain	(.100)	-	-
Total distributions	(.251)	(.326)	(.258)
Net asset value, end of period	$ 10.75	$ 10.40	$ 10.01
Total Return B, C, D	5.84%	7.21%	2.91%
Ratios to Average Net Assets G
Expenses before reductions	1.49% A	1.51%	1.50% A
Expenses net of fee waivers, if any	1.49% A	1.51%	1.50% A
Expenses net of all reductions	1.49% A	1.50%	1.50% A
Net investment income	2.50% A	3.17%	3.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 58	$ 41	$ 43
Portfolio turnover rate	345% A, H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.132	.326	.249
Net realized and unrealized gain (loss)	.418	.387	.033
Total from investment operations	.550	.713	.282
Distributions from net investment income	(.150)	(.323)	(.252)
Distributions from net realized gain	(.100)	-	-
Total distributions	(.250)	(.323)	(.252)
Net asset value, end of period	$ 10.70	$ 10.40	$ 10.01
Total Return B, C, D	5.34%	7.18%	2.85%
Ratios to Average Net Assets G
Expenses before reductions	1.51% A	1.53%	1.55% A
Expenses net of fee waivers, if any	1.51% A	1.53%	1.55% A
Expenses net of all reductions	1.51% A	1.53%	1.55% A
Net investment income	2.48% A	3.15%	3.26% A
Supplemental Data
Net assets, end of period (in millions)	$ 149	$ 71	$ 39
Portfolio turnover rate	345% A, H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Government Income

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.00	$ 9.95	$ 10.20	$ 10.13	$ 10.16
Income from Investment Operations
Net investment income D	.190	.438	.443	.429	.329	.307
Net realized and unrealized gain (loss)	.487	.378	.068	(.274)	.097	.124
Total from investment operations	.677	.816	.511	.155	.426	.431
Distributions from net investment income	(.207)	(.436)	(.456)	(.405)	(.321)	(.301)
Distributions from net realized gain	(.100)	-	(.005)	-	(.035)	(.160)
Total distributions	(.307)	(.436)	(.461)	(.405)	(.356)	(.461)
Net asset value, end of period	$ 10.75	$ 10.38	$ 10.00	$ 9.95	$ 10.20	$ 10.13
Total Return B, C	6.61%	8.25%	5.22%	1.56%	4.24%	4.30%
Ratios to Average Net Assets E
Expenses before reductions	.45% A	.45%	.45%	.45%	.58%	.63%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.58%	.63%
Expenses net of all reductions	.44% A	.45%	.44%	.44%	.58%	.63%
Net investment income	3.55% A	4.23%	4.42%	4.27%	3.21%	3.01%
Supplemental Data
Net assets, end of period (in millions)	$ 5,804	$ 8,154	$ 6,118	$ 5,331	$ 5,127	$ 4,168
Portfolio turnover rate	345% A, F	269%	164% F	108%	114%	224%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007E

Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income D	.187	.432	.329
Net realized and unrealized gain (loss)	.507	.388	.034
Total from investment operations	.694	.820	.363
Distributions from net investment income	(.204)	(.430)	(.333)
Distributions from net realized gain	(.100)	-	-
Total distributions	(.304)	(.430)	(.333)
Net asset value, end of period	$ 10.79	$ 10.40	$ 10.01
Total Return B, C	6.76%	8.28%	3.67%
Ratios to Average Net Assets F
Expenses before reductions	.50% A	.51%	.53% A
Expenses net of fee waivers, if any	.50% A	.51%	.53% A
Expenses net of all reductions	.50% A	.51%	.53% A
Net investment income	3.49% A	4.17%	4.32% A
Supplemental Data
Net assets, end of period (in millions)	$ 460	$ 750	$ 715
Portfolio turnover rate	345% A, G	269%	164% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

(Amounts in thousands except ratios and per-share amounts)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Government Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios and per-share amounts)

2. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, deferred trustees compensation, futures transactions, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios and per-share amounts)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 258,351
Unrealized depreciation	(15,480)
Net unrealized appreciation (depreciation)	$ 242,871
Cost for federal income tax purposes	$ 8,302,531

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Semiannual Report

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios and per-share amounts)

3. Operating Policies - continued

Swap Agreements - continued

losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall. The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 428	$ 11
Class T	-%	.25%	356	-
Class B	.65%	.25%	229	165
Class C	.75%	.25%	583	158
			$ 1,596	$ 334

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 69
Class T	14
Class B*	63
Class C*	28
$ 174

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios and per-share amounts)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 304.18
Class T	241.17
Class B	65.25
Class C	103.18
Government Income	3,610.10
Institutional Class	490.16
	$ 4,813

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

Semiannual Report

6. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents and the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $1,747.

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $65. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Government Income	$ 55
Institutional Class	3
$ 58

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, Lehman Brothers Holdings, Inc. and certain of its affiliates (LBHI) sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. At the time LBHI's insolvency proceedings were instituted, the Fund had outstanding securities trades and other transactions with counterparties affiliated with LBHI, which may include interest rate and credit default swap agreements, and commitments to purchase securities on a

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios and per-share amounts)

8. Other - continued

delayed delivery or when-issued basis. As a result of the insolvency proceedings, LBHI is unable to fulfill its commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to the terminated trades and agreements is immaterial.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008
From net investment income
Class A	$ 6,152	$ 7,464
Class T	5,129	8,439
Class B	728	1,398
Class C	1,660	1,798
Government Income	141,362	288,379
Institutional Class	12,019	26,517
Total	$ 167,050	$ 333,995
From net realized gain
Class A	$ 2,833	$ -
Class T	2,506	-
Class B	436	-
Class C	907	-
Government Income	74,900	-
Institutional Class	6,778	-
Total	$ 88,360	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class A
Shares sold	23,056	17,630	$ 245,176	$ 183,928
Issued in exchange for shares of Capital One U.S. Government Income Fund	6,641	-	70,327	-
Reinvestment of distributions	729	653	7,769	6,798
Shares redeemed	(10,508)	(10,466)	(112,139)	(108,879)
Net increase (decrease)	19,918	7,817	$ 211,133	$ 81,847

Semiannual Report

10. Share Transactions - continued

	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class T
Shares sold	14,275	15,236	$ 151,227	$ 158,292
Reinvestment of distributions	691	772	7,346	8,030
Shares redeemed	(7,569)	(11,375)	(80,483)	(118,003)
Net increase (decrease)	7,397	4,633	$ 78,090	$ 48,319
Class B
Shares sold	3,092	2,313	$ 32,580	$ 24,145
Reinvestment of distributions	88	108	939	1,126
Shares redeemed	(1,680)	(2,809)	(17,846)	(29,186)
Net increase (decrease)	1,500	(388)	$ 15,673	$ (3,915)
Class C
Shares sold	9,969	5,069	$ 104,351	$ 52,892
Reinvestment of distributions	171	114	1,821	1,185
Shares redeemed	(3,085)	(2,289)	(32,854)	(23,797)
Net increase (decrease)	7,055	2,894	$ 73,318	$ 30,280
Government Income
Shares sold	252,863	308,696	$ 2,669,908	$ 3,217,869
Reinvestment of distributions	19,913	27,173	210,501	282,009
Shares redeemed	(518,223)	(162,519)	(5,456,972)	(1,689,834)
Net increase (decrease)	(245,447)	173,350	$ (2,576,563)	$ 1,810,044
Institutional Class
Shares sold	15,424	30,491	$ 163,492	$ 316,702
Reinvestment of distributions	1,759	2,538	18,614	26,319
Shares redeemed	(46,653)	(32,353)	(491,674)	(335,813)
Net increase (decrease)	(29,470)	676	$ (309,568)	$ 7,208

11. Merger Information.

On November 21, 2008, the Fund acquired all of the assets and assumed all of the liabilities (other than any deferred, accrued or prepaid expenses) of Capital One U.S. Government Income Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on June 19, 2008. The acquisition was accomplished by an exchange of 6,641 shares of Class A of the Fund for 7,089 shares then outstanding (valued at $9.92 per share) of Capital One U.S. Government Income Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Capital One U.S. Government Income Fund's net assets were combined with the Fund's net assets of $7,489,277 for total net assets after the acquisition of $7,559,604.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AGVTI-USAN-0309
1.834234.102

Fidelity Income Replacement FundsSM -
2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042

Semiannual Report

January 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Income Replacement 2016	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2018	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2020	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2022	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2024	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2026	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2028	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2030	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2032	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2034	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2036	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2038	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2040	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2042	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$ 1,000.00	$ 837.30	$ 1.16
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 836.30	$ 2.31
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 834.20	$ 4.62
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2016	.00%
Actual		$ 1,000.00	$ 838.40	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 838.40	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$ 1,000.00	$ 816.40	$ 1.14
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 815.50	$ 2.29
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 813.50	$ 4.57
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Income Replacement 2018	.00%
Actual		$ 1,000.00	$ 817.40	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 817.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$ 1,000.00	$ 799.90	$ 1.13
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 798.80	$ 2.27
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 796.90	$ 4.53
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2020	.00%
Actual		$ 1,000.00	$ 800.70	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 800.70	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$ 1,000.00	$ 789.50	$ 1.13
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 788.60	$ 2.25
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 786.50	$ 4.50
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2022	.00%
Actual		$ 1,000.00	$ 790.60	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 790.60	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$ 1,000.00	$ 780.60	$ 1.12
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 779.60	$ 2.24
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 777.70	$ 4.48
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Income Replacement 2024	.00%
Actual		$ 1,000.00	$ 781.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 781.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$ 1,000.00	$ 773.70	$ 1.12
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 772.70	$ 2.23
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 770.60	$ 4.46
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2026	.00%
Actual		$ 1,000.00	$ 774.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 774.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$ 1,000.00	$ 767.70	$ 1.11
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 766.60	$ 2.23
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 764.80	$ 4.45
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2028	.00%
Actual		$ 1,000.00	$ 768.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 768.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$ 1,000.00	$ 762.10	$ 1.11
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 760.90	$ 2.22
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 759.20	$ 4.43
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Income Replacement 2030	.00%
Actual		$ 1,000.00	$ 763.10	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 763.10	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$ 1,000.00	$ 755.50	$ 1.11
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 754.70	$ 2.21
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 752.80	$ 4.42
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2032	.00%
Actual		$ 1,000.00	$ 756.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 756.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2034 Fund
Class A	.25%
Actual		$ 1,000.00	$ 748.10	$ 1.10
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 747.00	$ 2.20
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 745.30	$ 4.40
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2034	.00%
Actual		$ 1,000.00	$ 749.10	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 748.90	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$ 1,000.00	$ 740.30	$ 1.10
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 739.50	$ 2.19
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 737.50	$ 4.38
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Income Replacement 2036	.00%
Actual		$ 1,000.00	$ 741.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 741.20	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$ 1,000.00	$ 731.70	$ 1.09
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 730.90	$ 2.18
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 729.10	$ 4.36
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2038	.00%
Actual		$ 1,000.00	$ 732.70	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 732.80	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2040 Fund
Class A	.25%
Actual		$ 1,000.00	$ 727.90	$ 1.09
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 727.00	$ 2.18
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 725.20	$ 4.35
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2040	.00%
Actual		$ 1,000.00	$ 728.90	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 728.90	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$ 1,000.00	$ 726.00	$ 1.09
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 725.20	$ 2.17
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 723.30	$ 4.34
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Income Replacement 2042	.00%
Actual		$ 1,000.00	$ 726.90	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 726.90	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	4.3	4.7
Fidelity Advisor Mid Cap II Fund Institutional Class	3.7	3.9
Fidelity Broad Market Opportunities Fund	6.1	6.2
Fidelity Disciplined Equity Fund	3.8	3.9
Fidelity Equity-Income Fund	3.6	3.8
Fidelity Large Cap Core Enhanced Index Fund	5.9	6.3
Fidelity Small Cap Opportunities Fund	2.5	2.6
	29.9	31.4
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.0	3.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.0	1.2
Fidelity Strategic Income Fund	1.1	1.2
	2.1	2.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.8	7.6
Fidelity Strategic Real Return Fund	7.5	7.6
Fidelity Total Bond Fund	23.7	22.7
	39.0	37.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	13.1	12.6
Fidelity Short-Term Bond Fund	12.9	12.4
	26.0	25.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	29.9%
International Equity Funds	3.0%
High Yield Fixed-Income Funds	2.1%
Investment Grade Fixed-Income Funds	39.0%
Short-Term Funds	26.0%

Six months ago
Domestic Equity Funds	31.4%
International Equity Funds	3.3%
High Yield Fixed-Income Funds	2.4%
Investment Grade Fixed-Income Funds	37.9%
Short-Term Funds	25.0%

Expected
Domestic Equity Funds	28.1%
International Equity Funds	2.7%
High Yield Fixed-Income Funds	0.9%
Investment Grade Fixed-Income Funds	39.8%
Short-Term Funds	28.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2008. The current allocation is based on the fund's holdings as of January 31, 2009. The expected allocation represents the fund's anticipated allocation at July 31, 2009.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 32.9%
	Shares	Value
Domestic Equity Funds - 29.9%
Fidelity 100 Index Fund	57,503	$ 346,743
Fidelity Advisor Mid Cap II Fund Institutional Class	30,186	298,235
Fidelity Broad Market Opportunities Fund	89,000	495,731
Fidelity Disciplined Equity Fund	18,648	305,461
Fidelity Equity-Income Fund	10,652	292,721
Fidelity Large Cap Core Enhanced Index Fund	80,430	473,734
Fidelity Small Cap Opportunities Fund	39,414	199,828
TOTAL DOMESTIC EQUITY FUNDS		2,412,453
International Equity Funds - 3.0%
Fidelity Advisor International Discovery Fund Institutional Class	11,350	238,579
TOTAL EQUITY FUNDS (Cost $4,224,144)		2,651,032
Fixed-Income Funds - 41.1%

High Yield Fixed-Income Funds - 2.1%
Fidelity Capital & Income Fund	14,767	82,400
Fidelity Strategic Income Fund	9,509	83,105
TOTAL HIGH YIELD FIXED-INCOME FUNDS		165,505

	Shares	Value
Investment Grade Fixed-Income Funds - 39.0%
Fidelity Government Income Fund	58,218	$ 625,847
Fidelity Strategic Real Return Fund	89,227	605,855
Fidelity Total Bond Fund	205,402	1,912,292
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,143,994
TOTAL FIXED-INCOME FUNDS (Cost $3,747,419)		3,309,499
Short-Term Funds - 26.0%

Fidelity Institutional Money Market Portfolio Institutional Class	1,055,134	1,055,134
Fidelity Short-Term Bond Fund	130,651	1,041,291
TOTAL SHORT-TERM FUNDS (Cost $2,161,202)		2,096,425
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $10,132,765)		$ 8,056,956
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 8,056,956	$ 8,056,956	$ -	$ -
Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $827 all of which will expire on July 31, 2016.
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $3,751 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $10,132,765) - See accompanying schedule		$ 8,056,956
Cash		10
Receivable for investments sold		7,353
Total assets		8,064,319

Liabilities
Payable for fund shares redeemed	$ 7,919
Distribution fees payable	1,577
Total liabilities		9,496

Net Assets		$ 8,054,823
Net Assets consist of:
Paid in capital		$ 10,331,284
Undistributed net investment income		4,496
Accumulated undistributed net realized gain (loss) on investments		(205,148)
Net unrealized appreciation (depreciation) on investments		(2,075,809)
Net Assets		$ 8,054,823

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,389,095 ÷ 61,487.0 shares)		$ 38.86

Maximum offering price per share (100/94.25 of $38.86)		$ 41.23
Class T: Net Asset Value and redemption price per share ($500,805 ÷ 12,889.0 shares)		$ 38.86

Maximum offering price per share (100/96.50 of $38.86)		$ 40.27

Class C: Net Asset Value and offering price per share ($1,004,261 ÷ 25,852.8 shares)A		$ 38.85

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($4,030,484 ÷ 103,704.2 shares)		$ 38.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($130,178 ÷ 3,349.4 shares)		$ 38.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 152,769

Expenses
Distribution fees	$ 10,949
Independent trustees' compensation	16
Total expenses before reductions	10,965
Expense reductions	(16)	10,949
Net investment income (loss)		141,820
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(175,313)
Capital gain distributions from underlying funds	56,992	(118,321)
Change in net unrealized appreciation (depreciation) on underlying funds		(1,584,351)
Net gain (loss)		(1,702,672)
Net increase (decrease) in net assets resulting from operations		$ (1,560,852)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2016 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 141,820	$ 148,274
Net realized gain (loss)	(118,321)	8,520
Change in net unrealized appreciation (depreciation)	(1,584,351)	(491,458)
Net increase (decrease) in net assets resulting from operations	(1,560,852)	(334,664)
Distributions to shareholders from net investment income	(142,153)	(143,445)
Distributions to shareholders from net realized gain	(82,246)	(12,923)
Total distributions	(224,399)	(156,368)
Share transactions - net increase (decrease)	293,414	10,037,692
Total increase (decrease) in net assets	(1,491,837)	9,546,660

Net Assets
Beginning of period	9,546,660	-
End of period (including undistributed net investment income of $4,496 and undistributed net investment income of $4,829, respectively)	$ 8,054,823	$ 9,546,660

Financial Highlights - Class A

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.714	1.233
Net realized and unrealized gain (loss)	(8.448)	(2.204)
Total from investment operations	(7.734)	(.971)
Distributions from net investment income	(.726)	(1.129)
Distributions from net realized gain	(.440)	(.140)
Total distributions	(1.166)	(1.269)
Net asset value, end of period	$ 38.86	$ 47.76
Total Return B, C, D	(16.27)%	(2.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	3.39% A	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,389	$ 2,214
Portfolio turnover rate	61% A	56% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.75	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.669	1.128
Net realized and unrealized gain (loss)	(8.450)	(2.219)
Total from investment operations	(7.781)	(1.091)
Distributions from net investment income	(.669)	(1.019)
Distributions from net realized gain	(.440)	(.140)
Total distributions	(1.109)	(1.159)
Net asset value, end of period	$ 38.86	$ 47.75
Total Return B, C, D	(16.37)%	(2.26)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	3.14% A	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 501	$ 673
Portfolio turnover rate	61% A	56% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.73	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.568	.904
Net realized and unrealized gain (loss)	(8.451)	(2.227)
Total from investment operations	(7.883)	(1.323)
Distributions from net investment income	(.557)	(.807)
Distributions from net realized gain	(.440)	(.140)
Total distributions	(.997)	(.947)
Net asset value, end of period	$ 38.85	$ 47.73
Total ReturnB, C, D	(16.58)%	(2.71)%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	2.64% A	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,004	$ 1,595
Portfolio turnover rate	61% A	56% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2016

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.776	1.356
Net realized and unrealized gain (loss)	(8.455)	(2.217)
Total from investment operations	(7.679)	(.861)
Distributions from net investment income	(.781)	(1.229)
Distributions from net realized gain	(.440)	(.140)
Total distributions	(1.221)	(1.369)
Net asset value, end of period	$ 38.87	$ 47.77
Total Return B, C	(16.16)%	(1.81)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.64% A	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,030	$ 4,880
Portfolio turnover rate	61% A	56% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.777	1.370
Net realized and unrealized gain (loss)	(8.456)	(2.231)
Total from investment operations	(7.679)	(.861)
Distributions from net investment income	(.781)	(1.229)
Distributions from net realized gain	(.440)	(.140)
Total distributions	(1.221)	(1.369)
Net asset value, end of period	$ 38.87	$ 47.77
Total Return B, C	(16.16)%	(1.81)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.64% A	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 130	$ 184
Portfolio turnover rate	61% A	56% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	5.0	5.4
Fidelity Advisor Mid Cap II Fund Institutional Class	4.3	4.5
Fidelity Broad Market Opportunities Fund	7.2	7.1
Fidelity Disciplined Equity Fund	4.4	4.5
Fidelity Equity-Income Fund	4.2	4.4
Fidelity Large Cap Core Enhanced Index Fund	6.8	7.2
Fidelity Small Cap Opportunities Fund	2.9	2.9
	34.8	36.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.8	4.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.4	1.6
Fidelity Strategic Income Fund	1.5	1.6
	2.9	3.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.3	7.2
Fidelity Strategic Real Return Fund	7.0	7.1
Fidelity Total Bond Fund	22.4	21.3
	36.7	35.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	10.9	10.6
Fidelity Short-Term Bond Fund	10.9	10.5
	21.8	21.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	34.8%
International Equity Funds	3.8%
High Yield Fixed-Income Funds	2.9%
Investment Grade Fixed-Income Funds	36.7%
Short-Term Funds	21.8%

Six months ago
Domestic Equity Funds	36.0%
International Equity Funds	4.1%
High Yield Fixed-Income Funds	3.2%
Investment Grade Fixed-Income Funds	35.6%
Short-Term Funds	21.1%

Expected
Domestic Equity Funds	33.8%
International Equity Funds	3.6%
High Yield Fixed-Income Funds	2.6%
Investment Grade Fixed-Income Funds	36.6%
Short-Term Funds	23.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2008. The current allocation is based on the fund's holdings as of January 31, 2009. The expected allocation represents the fund's anticipated allocation at July 31, 2009.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 38.6%
	Shares	Value
Domestic Equity Funds - 34.8%
Fidelity 100 Index Fund	36,600	$ 220,697
Fidelity Advisor Mid Cap II Fund Institutional Class	19,174	189,442
Fidelity Broad Market Opportunities Fund	56,616	315,351
Fidelity Disciplined Equity Fund	11,881	194,618
Fidelity Equity-Income Fund	6,770	186,027
Fidelity Large Cap Core Enhanced Index Fund	51,139	301,209
Fidelity Small Cap Opportunities Fund	25,088	127,198
TOTAL DOMESTIC EQUITY FUNDS		1,534,542
International Equity Funds - 3.8%
Fidelity Advisor International Discovery Fund Institutional Class	8,020	168,584
TOTAL EQUITY FUNDS (Cost $2,826,566)		1,703,126
Fixed-Income Funds - 39.6%

High Yield Fixed-Income Funds - 2.9%
Fidelity Capital & Income Fund	11,527	64,321
Fidelity Strategic Income Fund	7,504	65,584
TOTAL HIGH YIELD FIXED-INCOME FUNDS		129,905

	Shares	Value
Investment Grade Fixed-Income Funds - 36.7%
Fidelity Government Income Fund	30,065	$ 323,199
Fidelity Strategic Real Return Fund	45,542	309,227
Fidelity Total Bond Fund	105,919	986,110
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,618,536
TOTAL FIXED-INCOME FUNDS (Cost $1,997,902)		1,748,441
Short-Term Funds - 21.8%

Fidelity Institutional Money Market Portfolio Institutional Class	481,419	481,419
Fidelity Short-Term Bond Fund	60,727	483,995
TOTAL SHORT-TERM FUNDS (Cost $995,832)		965,414
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,820,300)		$ 4,416,981
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,416,981	$ 4,416,981	$ -	$ -
Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $62 all of which will expire on July 31, 2016.
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $633 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $5,820,300) - See accompanying schedule		$ 4,416,981
Receivable for investments sold		3,348
Total assets		4,420,329

Liabilities
Payable for fund shares redeemed	$ 3,346
Distribution fees payable	460
Total liabilities		3,806

Net Assets		$ 4,416,523
Net Assets consist of:
Paid in capital		$ 6,349,511
Undistributed net investment income		2,095
Accumulated undistributed net realized gain (loss) on investments		(531,764)
Net unrealized appreciation (depreciation) on investments		(1,403,319)
Net Assets		$ 4,416,523

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($843,399 ÷ 22,449.6 shares)		$ 37.57

Maximum offering price per share (100/94.25 of $37.57)		$ 39.86
Class T: Net Asset Value and redemption price per share ($106,617 ÷ 2,837.2 shares)		$ 37.58

Maximum offering price per share (100/96.50 of $37.58)		$ 38.94

Class C: Net Asset Value and offering price per share ($255,123 ÷ 6,796.5 shares)A		$ 37.54

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($2,907,705 ÷ 77,386.4 shares)		$ 37.57

Institutional Class: Net Asset Value, offering price and redemption price per share ($303,679 ÷ 8,081.5 shares)		$ 37.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 102,149

Expenses
Distribution fees	$ 3,241
Independent trustees' compensation	12
Total expenses before reductions	3,253
Expense reductions	(12)	3,241
Net investment income (loss)		98,908
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(510,323)
Capital gain distributions from underlying funds	34,499	(475,824)
Change in net unrealized appreciation (depreciation) on underlying funds		(993,842)
Net gain (loss)		(1,469,666)
Net increase (decrease) in net assets resulting from operations		$ (1,370,758)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 98,908	$ 108,858
Net realized gain (loss)	(475,824)	8,519
Change in net unrealized appreciation (depreciation)	(993,842)	(409,477)
Net increase (decrease) in net assets resulting from operations	(1,370,758)	(292,100)
Distributions to shareholders from net investment income	(100,394)	(105,276)
Distributions to shareholders from net realized gain	(55,239)	(8,128)
Total distributions	(155,633)	(113,404)
Share transactions - net increase (decrease)	(1,063,977)	7,412,395
Total increase (decrease) in net assets	(2,590,368)	7,006,891

Net Assets
Beginning of period	7,006,891	-
End of period (including undistributed net investment income of $2,095 and undistributed net investment income of $3,581, respectively)	$ 4,416,523	$ 7,006,891

Financial Highlights - Class A

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.684	1.163
Net realized and unrealized gain (loss)	(9.356)	(2.454)
Total from investment operations	(8.672)	(1.291)
Distributions from net investment income	(.738)	(1.119)
Distributions from net realized gain	(.480)	(.130)
Total distributions	(1.218)	(1.249)
Net asset value, end of period	$ 37.57	$ 47.46
Total Return B, C, D	(18.36)%	(2.68)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	3.27% A	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 843	$ 1,107
Portfolio turnover rate	58% A	46% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.631	1.075
Net realized and unrealized gain (loss)	(9.350)	(2.483)
Total from investment operations	(8.719)	(1.408)
Distributions from net investment income	(.681)	(1.002)
Distributions from net realized gain	(.480)	(.130)
Total distributions	(1.161)	(1.132)
Net asset value, end of period	$ 37.58	$ 47.46
Total Return B, C, D	(18.45)%	(2.91)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	3.02% A	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107	$ 154
Portfolio turnover rate	58% A	46% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.41	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.527	.836
Net realized and unrealized gain (loss)	(9.337)	(2.476)
Total from investment operations	(8.810)	(1.640)
Distributions from net investment income	(.580)	(.820)
Distributions from net realized gain	(.480)	(.130)
Total distributions	(1.060)	(.950)
Net asset value, end of period	$ 37.54	$ 47.41
Total Return B, C, D	(18.65)%	(3.36)%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	2.52% A	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 255	$ 365
Portfolio turnover rate	58% A	46% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2018

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.747	1.280
Net realized and unrealized gain (loss)	(9.367)	(2.469)
Total from investment operations	(8.620)	(1.189)
Distributions from net investment income	(.790)	(1.221)
Distributions from net realized gain	(.480)	(.130)
Total distributions	(1.270)	(1.351)
Net asset value, end of period	$ 37.57	$ 47.46
Total Return B, C	(18.26)%	(2.48)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.52% A	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,908	$ 5,167
Portfolio turnover rate	58% A	46% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.47	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.718	1.295
Net realized and unrealized gain (loss)	(9.338)	(2.474)
Total from investment operations	(8.620)	(1.179)
Distributions from net investment income	(.790)	(1.221)
Distributions from net realized gain	(.480)	(.130)
Total distributions	(1.270)	(1.351)
Net asset value, end of period	$ 37.58	$ 47.47
Total Return B, C	(18.25)%	(2.46)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.52% A	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 304	$ 214
Portfolio turnover rate	58% A	46% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	5.6	5.8
Fidelity Advisor Mid Cap II Fund Institutional Class	4.8	4.9
Fidelity Broad Market Opportunities Fund	7.9	7.8
Fidelity Disciplined Equity Fund	4.9	4.9
Fidelity Equity-Income Fund	4.7	4.7
Fidelity Large Cap Core Enhanced Index Fund	7.6	7.9
Fidelity Small Cap Opportunities Fund	3.2	3.2
	38.7	39.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.8	5.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.8	1.9
Fidelity Strategic Income Fund	1.9	2.0
	3.7	3.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.8	6.7
Fidelity Strategic Real Return Fund	6.6	6.7
Fidelity Total Bond Fund	20.8	20.1
	34.2	33.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	9.3	9.3
Fidelity Short-Term Bond Fund	9.3	9.1
	18.6	18.4
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	38.7%
International Equity Funds	4.8%
High Yield Fixed-Income Funds	3.7%
Investment Grade Fixed-Income Funds	34.2%
Short-Term Funds	18.6%

Six months ago
Domestic Equity Funds	39.2%
International Equity Funds	5.0%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	33.5%
Short-Term Funds	18.4%

Expected
Domestic Equity Funds	38.0%
International Equity Funds	4.6%
High Yield Fixed-Income Funds	3.4%
Investment Grade Fixed-Income Funds	34.2%
Short-Term Funds	19.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2008. The current allocation is based on the fund's holdings as of January 31, 2009. The expected allocation represents the fund's anticipated allocation at July 31, 2009.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 43.5%
	Shares	Value
Domestic Equity Funds - 38.7%
Fidelity 100 Index Fund	24,409	$ 147,187
Fidelity Advisor Mid Cap II Fund Institutional Class	12,782	126,291
Fidelity Broad Market Opportunities Fund	37,619	209,539
Fidelity Disciplined Equity Fund	7,890	129,234
Fidelity Equity-Income Fund	4,496	123,552
Fidelity Large Cap Core Enhanced Index Fund	34,063	200,634
Fidelity Small Cap Opportunities Fund	16,652	84,424
TOTAL DOMESTIC EQUITY FUNDS		1,020,861
International Equity Funds - 4.8%
Fidelity Advisor International Discovery Fund Institutional Class	6,010	126,327
TOTAL EQUITY FUNDS (Cost $1,681,365)		1,147,188
Fixed-Income Funds - 37.9%

High Yield Fixed-Income Funds - 3.7%
Fidelity Capital & Income Fund	8,826	49,247
Fidelity Strategic Income Fund	5,683	49,671
TOTAL HIGH YIELD FIXED-INCOME FUNDS		98,918

	Shares	Value
Investment Grade Fixed-Income Funds - 34.2%
Fidelity Government Income Fund	16,661	$ 179,104
Fidelity Strategic Real Return Fund	25,657	174,210
Fidelity Total Bond Fund	58,965	548,964
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		902,278
TOTAL FIXED-INCOME FUNDS (Cost $1,119,011)		1,001,196
Short-Term Funds - 18.6%

Fidelity Institutional Money Market Portfolio Institutional Class	244,960	244,960
Fidelity Short-Term Bond Fund	30,708	244,747
TOTAL SHORT-TERM FUNDS (Cost $502,255)		489,707
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $3,302,631)		$ 2,638,091
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,638,091	$ 2,638,091	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $3,302,631) - See accompanying schedule	$ 2,638,091

Liabilities
Distribution fees payable	456

Net Assets	$ 2,637,635
Net Assets consist of:
Paid in capital	$ 3,380,160
Undistributed net investment income	1,221
Accumulated undistributed net realized gain (loss) on investments	(79,206)
Net unrealized appreciation (depreciation) on investments	(664,540)
Net Assets	$ 2,637,635

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($521,364 ÷ 14,202.1 shares)	$ 36.71

Maximum offering price per share (100/94.25 of $36.71)	$ 38.95
Class T: Net Asset Value and redemption price per share ($239,411 ÷ 6,522.9 shares)	$ 36.70

Maximum offering price per share (100/96.50 of $36.70)	$ 38.03

Class C: Net Asset Value and offering price per share ($299,476 ÷ 8,163.2 shares)A	$ 36.69

Income Replacement 2020: Net Asset Value, offering price and redemption price per share ($1,467,286 ÷ 39,967.3 shares)	$ 36.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($110,098 ÷ 2,998.9 shares)	$ 36.71

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 44,048

Expenses
Distribution fees	$ 2,717
Independent trustees' compensation	4
Total expenses before reductions	2,721
Expense reductions	(4)	2,717
Net investment income (loss)		41,331
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(75,201)
Capital gain distributions from underlying funds	15,095	(60,106)
Change in net unrealized appreciation (depreciation) on underlying funds		(546,102)
Net gain (loss)		(606,208)
Net increase (decrease) in net assets resulting from operations		$ (564,877)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 41,331	$ 31,100
Net realized gain (loss)	(60,106)	6,278
Change in net unrealized appreciation (depreciation)	(546,102)	(118,438)
Net increase (decrease) in net assets resulting from operations	(564,877)	(81,060)
Distributions to shareholders from net investment income	(41,220)	(29,990)
Distributions to shareholders from net realized gain	(22,288)	(2,482)
Total distributions	(63,508)	(32,472)
Share transactions - net increase (decrease)	904,784	2,474,768
Total increase (decrease) in net assets	276,399	2,361,236

Net Assets
Beginning of period	2,361,236	-
End of period (including undistributed net investment income of $1,221 and undistributed net investment income of $1,110, respectively)	$ 2,637,635	$ 2,361,236

Financial Highlights - Class A

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.11	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.680	1.085
Net realized and unrealized gain (loss)	(10.054)	(2.692)
Total from investment operations	(9.374)	(1.607)
Distributions from net investment income	(.666)	(1.113)
Distributions from net realized gain	(.360)	(.170)
Total distributions	(1.026)	(1.283)
Net asset value, end of period	$ 36.71	$ 47.11
Total Return B, C, D	(20.01)%	(3.33)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	3.35% A	2.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 521	$ 503
Portfolio turnover rate	62% A	21% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.10	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.628	.985
Net realized and unrealized gain (loss)	(10.055)	(2.707)
Total from investment operations	(9.427)	(1.722)
Distributions from net investment income	(.613)	(1.008)
Distributions from net realized gain	(.360)	(.170)
Total distributions	(.973)	(1.178)
Net asset value, end of period	$ 36.70	$ 47.10
Total Return B, C, D	(20.12)%	(3.56)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	3.10% A	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 239	$ 187
Portfolio turnover rate	62% A	21% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.08	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.529	.755
Net realized and unrealized gain (loss)	(10.051)	(2.699)
Total from investment operations	(9.522)	(1.944)
Distributions from net investment income	(.508)	(.806)
Distributions from net realized gain	(.360)	(.170)
Total distributions	(.868)	(.976)
Net asset value, end of period	$ 36.69	$ 47.08
Total Return B, C, D	(20.31)%	(3.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	2.60% A	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 299	$ 275
Portfolio turnover rate	62% A	21% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2020

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.730	1.190
Net realized and unrealized gain (loss)	(10.064)	(2.677)
Total from investment operations	(9.334)	(1.487)
Distributions from net investment income	(.716)	(1.223)
Distributions from net realized gain	(.360)	(.170)
Total distributions	(1.076)	(1.393)
Net asset value, end of period	$ 36.71	$ 47.12
Total Return B, C	(19.93)%	(3.10)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.60% A	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,467	$ 1,233
Portfolio turnover rate	62% A	21% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.740	1.215
Net realized and unrealized gain (loss)	(10.074)	(2.702)
Total from investment operations	(9.334)	(1.487)
Distributions from net investment income	(.716)	(1.223)
Distributions from net realized gain	(.360)	(.170)
Total distributions	(1.076)	(1.393)
Net asset value, end of period	$ 36.71	$ 47.12
Total Return B, C	(19.93)%	(3.10)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.60% A	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 110	$ 163
Portfolio turnover rate	62% A	21% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	5.9	6.1
Fidelity Advisor Mid Cap II Fund Institutional Class	5.0	5.1
Fidelity Broad Market Opportunities Fund	8.4	8.2
Fidelity Disciplined Equity Fund	5.2	5.2
Fidelity Equity-Income Fund	5.0	5.0
Fidelity Large Cap Core Enhanced Index Fund	8.0	8.3
Fidelity Small Cap Opportunities Fund	3.4	3.4
	40.9	41.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.5	5.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.0	2.1
Fidelity Strategic Income Fund	2.1	2.2
	4.1	4.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.6	6.5
Fidelity Strategic Real Return Fund	6.3	6.4
Fidelity Total Bond Fund	20.0	19.1
	32.9	32.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.3	8.4
Fidelity Short-Term Bond Fund	8.3	8.3
	16.6	16.7
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	40.9%
International Equity Funds	5.5%
High Yield Fixed-Income Funds	4.1%
Investment Grade Fixed-Income Funds	32.9%
Short-Term Funds	16.6%

Six months ago
Domestic Equity Funds	41.3%
International Equity Funds	5.7%
High Yield Fixed-Income Funds	4.3%
Investment Grade Fixed-Income Funds	32.0%
Short-Term Funds	16.7%

Expected
Domestic Equity Funds	40.8%
International Equity Funds	5.4%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	32.5%
Short-Term Funds	17.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2008. The current allocation is based on the fund's holdings as of January 31, 2009. The expected allocation represents the fund's anticipated allocation at July 31, 2009.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 46.4%
	Shares	Value
Domestic Equity Funds - 40.9%
Fidelity 100 Index Fund	28,633	$ 172,657
Fidelity Advisor Mid Cap II Fund Institutional Class	14,983	148,030
Fidelity Broad Market Opportunities Fund	44,350	247,031
Fidelity Disciplined Equity Fund	9,284	152,074
Fidelity Equity-Income Fund	5,328	146,405
Fidelity Large Cap Core Enhanced Index Fund	39,957	235,348
Fidelity Small Cap Opportunities Fund	19,719	99,977
TOTAL DOMESTIC EQUITY FUNDS		1,201,522
International Equity Funds - 5.5%
Fidelity Advisor International Discovery Fund Institutional Class	7,622	160,224
TOTAL EQUITY FUNDS (Cost $2,274,862)		1,361,746
Fixed-Income Funds - 37.0%

High Yield Fixed-Income Funds - 4.1%
Fidelity Capital & Income Fund	10,796	60,242
Fidelity Strategic Income Fund	7,047	61,587
TOTAL HIGH YIELD FIXED-INCOME FUNDS		121,829

	Shares	Value
Investment Grade Fixed-Income Funds - 32.9%
Fidelity Government Income Fund	18,022	$ 193,738
Fidelity Strategic Real Return Fund	27,140	184,279
Fidelity Total Bond Fund	63,221	588,588
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		966,605
TOTAL FIXED-INCOME FUNDS (Cost $1,253,304)		1,088,434
Short-Term Funds - 16.6%

Fidelity Institutional Money Market Portfolio Institutional Class	244,731	244,731
Fidelity Short-Term Bond Fund	30,609	243,954
TOTAL SHORT-TERM FUNDS (Cost $505,225)		488,685
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $4,033,391)		$ 2,938,865
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,938,865	$ 2,938,865	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $4,033,391) - See accompanying schedule		$ 2,938,865
Receivable for investments sold		2
Total assets		2,938,867

Liabilities
Payable for investments purchased	$ 1
Distribution fees payable	170
Total liabilities		171

Net Assets		$ 2,938,696
Net Assets consist of:
Paid in capital		$ 4,485,070
Undistributed net investment income		1,270
Accumulated undistributed net realized gain (loss) on investments		(453,118)
Net unrealized appreciation (depreciation) on investments		(1,094,526)
Net Assets		$ 2,938,696

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($188,077 ÷ 5,213.6 shares)		$ 36.07

Maximum offering price per share (100/94.25 of $36.07)		$ 38.27
Class T: Net Asset Value and redemption price per share ($128,481 ÷ 3,562.0 shares)		$ 36.07

Maximum offering price per share (100/96.50 of $36.07)		$ 37.38

Class C: Net Asset Value and offering price per share ($79,611 ÷ 2,207.2 shares)A		$ 36.07

Income Replacement 2022: Net Asset Value, offering price and redemption price per share ($2,359,270 ÷ 65,391.5 shares)		$ 36.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($183,257 ÷ 5,079.8 shares)		$ 36.08

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 70,935

Expenses
Distribution fees	$ 1,200
Independent trustees' compensation	8
Total expenses before reductions	1,208
Expense reductions	(8)	1,200
Net investment income (loss)		69,735
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(443,829)
Capital gain distributions from underlying funds	21,178	(422,651)
Change in net unrealized appreciation (depreciation) on underlying funds		(739,034)
Net gain (loss)		(1,161,685)
Net increase (decrease) in net assets resulting from operations		$ (1,091,950)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 69,735	$ 85,480
Net realized gain (loss)	(422,651)	18,940
Change in net unrealized appreciation (depreciation)	(739,034)	(355,492)
Net increase (decrease) in net assets resulting from operations	(1,091,950)	(251,072)
Distributions to shareholders from net investment income	(70,940)	(83,005)
Distributions to shareholders from net realized gain	(36,959)	(9,092)
Total distributions	(107,899)	(92,097)
Share transactions - net increase (decrease)	(1,400,319)	5,882,033
Total increase (decrease) in net assets	(2,600,168)	5,538,864

Net Assets
Beginning of period	5,538,864	-
End of period (including undistributed net investment income of $1,270 and undistributed net investment income of $2,475, respectively)	$ 2,938,696	$ 5,538,864

Financial Highlights - Class A

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.05	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.645	1.087
Net realized and unrealized gain (loss)	(10.491)	(2.853)
Total from investment operations	(9.846)	(1.766)
Distributions from net investment income	(.714)	(1.014)
Distributions from net realized gain	(.420)	(.170)
Total distributions	(1.134)	(1.184)
Net asset value, end of period	$ 36.07	$ 47.05
Total Return B, C, D	(21.05)%	(3.64)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	3.17% A	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 188	$ 289
Portfolio turnover rate	25% A	32% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.593	.982
Net realized and unrealized gain (loss)	(10.481)	(2.862)
Total from investment operations	(9.888)	(1.880)
Distributions from net investment income	(.662)	(.910)
Distributions from net realized gain	(.420)	(.170)
Total distributions	(1.082)	(1.080)
Net asset value, end of period	$ 36.07	$ 47.04
Total Return B, C, D	(21.14)%	(3.87)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	2.92% A	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 128	$ 187
Portfolio turnover rate	25% A	32% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.492	.760
Net realized and unrealized gain (loss)	(10.487)	(2.860)
Total from investment operations	(9.995)	(2.100)
Distributions from net investment income	(.555)	(.690)
Distributions from net realized gain	(.420)	(.170)
Total distributions	(.975)	(.860)
Net asset value, end of period	$ 36.07	$ 47.04
Total ReturnB, C, D	(21.35)%	(4.29)%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	2.42% A	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 80	$ 120
Portfolio turnover rate	25% A	32% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2022

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.706	1.190
Net realized and unrealized gain (loss)	(10.498)	(2.836)
Total from investment operations	(9.792)	(1.646)
Distributions from net investment income	(.768)	(1.124)
Distributions from net realized gain	(.420)	(.170)
Total distributions	(1.188)	(1.294)
Net asset value, end of period	$ 36.08	$ 47.06
Total Return B, C	(20.94)%	(3.41)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.42% A	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,359	$ 4,666
Portfolio turnover rate	25% A	32% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.696	1.208
Net realized and unrealized gain (loss)	(10.488)	(2.854)
Total from investment operations	(9.792)	(1.646)
Distributions from net investment income	(.768)	(1.124)
Distributions from net realized gain	(.420)	(.170)
Total distributions	(1.188)	(1.294)
Net asset value, end of period	$ 36.08	$ 47.06
Total ReturnB, C	(20.94)%	(3.41)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.42% A	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 183	$ 277
Portfolio turnover rate	25% A	32% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.1	6.3
Fidelity Advisor Mid Cap II Fund Institutional Class	5.3	5.3
Fidelity Broad Market Opportunities Fund	8.8	8.5
Fidelity Disciplined Equity Fund	5.4	5.4
Fidelity Equity-Income Fund	5.1	5.2
Fidelity Large Cap Core Enhanced Index Fund	8.3	8.6
Fidelity Small Cap Opportunities Fund	3.5	3.4
	42.5	42.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.2	6.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.2	2.3
Fidelity Strategic Income Fund	2.3	2.4
	4.5	4.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.3	6.2
Fidelity Strategic Real Return Fund	6.0	6.2
Fidelity Total Bond Fund	19.1	18.4
	31.4	30.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.7	7.7
Fidelity Short-Term Bond Fund	7.7	7.6
	15.4	15.3
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	42.5%
International Equity Funds	6.2%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	31.4%
Short-Term Funds	15.4%

Six months ago
Domestic Equity Funds	42.7%
International Equity Funds	6.5%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	30.8%
Short-Term Funds	15.3%

Expected
Domestic Equity Funds	42.6%
International Equity Funds	6.2%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	30.9%
Short-Term Funds	15.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2008. The current allocation is based on the fund's holdings as of January 31, 2009. The expected allocation represents the fund's anticipated allocation at July 31, 2009.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 48.7%
	Shares	Value
Domestic Equity Funds - 42.5%
Fidelity 100 Index Fund	10,694	$ 64,482
Fidelity Advisor Mid Cap II Fund Institutional Class	5,661	55,930
Fidelity Broad Market Opportunities Fund	16,745	93,270
Fidelity Disciplined Equity Fund	3,506	57,435
Fidelity Equity-Income Fund	1,991	54,719
Fidelity Large Cap Core Enhanced Index Fund	15,018	88,457
Fidelity Small Cap Opportunities Fund	7,455	37,794
TOTAL DOMESTIC EQUITY FUNDS		452,087
International Equity Funds - 6.2%
Fidelity Advisor International Discovery Fund Institutional Class	3,151	66,228
TOTAL EQUITY FUNDS (Cost $851,817)		518,315
Fixed-Income Funds - 35.9%

High Yield Fixed-Income Funds - 4.5%
Fidelity Capital & Income Fund	4,288	23,925
Fidelity Strategic Income Fund	2,785	24,341
TOTAL HIGH YIELD FIXED-INCOME FUNDS		48,266

	Shares	Value
Investment Grade Fixed-Income Funds - 31.4%
Fidelity Government Income Fund	6,184	$ 66,479
Fidelity Strategic Real Return Fund	9,325	63,317
Fidelity Total Bond Fund	21,869	203,605
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		333,401
TOTAL FIXED-INCOME FUNDS (Cost $440,737)		381,667
Short-Term Funds - 15.4%

Fidelity Institutional Money Market Portfolio Institutional Class	81,909	81,909
Fidelity Short-Term Bond Fund	10,236	81,583
TOTAL SHORT-TERM FUNDS (Cost $168,871)		163,492
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,461,425)		$ 1,063,474
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,063,474	$ 1,063,474	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $1,461,425) - See accompanying schedule	$ 1,063,474
Cash	72
Total assets	1,063,546

Liabilities
Distribution fees payable	251

Net Assets	$ 1,063,295
Net Assets consist of:
Paid in capital	$ 1,582,847
Undistributed net investment income	426
Accumulated undistributed net realized gain (loss) on investments	(122,027)
Net unrealized appreciation (depreciation) on investments	(397,951)
Net Assets	$ 1,063,295

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($273,841 ÷ 7,705.5 shares)	$ 35.54

Maximum offering price per share (100/94.25 of $35.54)	$ 37.71
Class T: Net Asset Value and redemption price per share ($74,888 ÷ 2,107.2 shares)	$ 35.54

Maximum offering price per share (100/96.50 of $35.54)	$ 36.83

Class C: Net Asset Value and offering price per share ($166,319 ÷ 4,683.8 shares)A	$ 35.51

Income Replacement 2024: Net Asset Value, offering price and redemption price per share ($483,810 ÷ 13,611.7 shares)	$ 35.54

Institutional Class: Net Asset Value, offering price and redemption price per share ($64,437 ÷ 1,813.1 shares)	$ 35.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 25,374

Expenses
Distribution fees	$ 1,712
Independent trustees' compensation	3
Total expenses before reductions	1,715
Expense reductions	(3)	1,712
Net investment income (loss)		23,662
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(113,849)
Capital gain distributions from underlying funds	7,577	(106,272)
Change in net unrealized appreciation (depreciation) on underlying funds		(309,162)
Net gain (loss)		(415,434)
Net increase (decrease) in net assets resulting from operations		$ (391,772)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,662	$ 21,776
Net realized gain (loss)	(106,272)	3,597
Change in net unrealized appreciation (depreciation)	(309,162)	(88,789)
Net increase (decrease) in net assets resulting from operations	(391,772)	(63,416)
Distributions to shareholders from net investment income	(23,811)	(21,201)
Distributions to shareholders from net realized gain	(15,755)	(2,896)
Total distributions	(39,566)	(24,097)
Share transactions - net increase (decrease)	69,243	1,512,903
Total increase (decrease) in net assets	(362,095)	1,425,390

Net Assets
Beginning of period	1,425,390	-
End of period (including undistributed net investment income of $426 and undistributed net investment income of $575, respectively)	$ 1,063,295	$ 1,425,390

Financial Highlights - Class A

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.661	1.063
Net realized and unrealized gain (loss)	(10.917)	(2.884)
Total from investment operations	(10.256)	(1.821)
Distributions from net investment income	(.694)	(1.039)
Distributions from net realized gain	(.480)	(.170)
Total distributions	(1.174)	(1.209)
Net asset value, end of period	$ 35.54	$ 46.97
Total Return B, C, D	(21.94)%	(3.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	3.32% A	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 274	$ 286
Portfolio turnover rate	85% A	41% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.618	.966
Net realized and unrealized gain (loss)	(10.925)	(2.903)
Total from investment operations	(10.307)	(1.937)
Distributions from net investment income	(.643)	(.923)
Distributions from net realized gain	(.480)	(.170)
Total distributions	(1.123)	(1.093)
Net asset value, end of period	$ 35.54	$ 46.97
Total Return B, C, D	(22.04)%	(3.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	3.07% A	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 75	$ 96
Portfolio turnover rate	85% A	41% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.93	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.517	.728
Net realized and unrealized gain (loss)	(10.914)	(2.903)
Total from investment operations	(10.397)	(2.175)
Distributions from net investment income	(.543)	(.725)
Distributions from net realized gain	(.480)	(.170)
Total distributions	(1.023)	(.895)
Net asset value, end of period	$ 35.51	$ 46.93
Total ReturnB, C, D	(22.23)%	(4.45)%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	2.57% A	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 166	$ 233
Portfolio turnover rate	85% A	41% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2024

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.727	1.166
Net realized and unrealized gain (loss)	(10.942)	(2.868)
Total from investment operations	(10.215)	(1.702)
Distributions from net investment income	(.745)	(1.148)
Distributions from net realized gain	(.480)	(.170)
Total distributions	(1.225)	(1.318)
Net asset value, end of period	$ 35.54	$ 46.98
Total Return B, C	(21.85)%	(3.53)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.57% A	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 484	$ 714
Portfolio turnover rate	85% A	41% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.722	1.194
Net realized and unrealized gain (loss)	(10.937)	(2.896)
Total from investment operations	(10.215)	(1.702)
Distributions from net investment income	(.745)	(1.148)
Distributions from net realized gain	(.480)	(.170)
Total distributions	(1.225)	(1.318)
Net asset value, end of period	$ 35.54	$ 46.98
Total Return B, C	(21.85)%	(3.53)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.57% A	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 64	$ 97
Portfolio turnover rate	85% A	41% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.3	6.5
Fidelity Advisor Mid Cap II Fund Institutional Class	5.4	5.5
Fidelity Broad Market Opportunities Fund	9.0	8.7
Fidelity Disciplined Equity Fund	5.6	5.5
Fidelity Equity-Income Fund	5.3	5.4
Fidelity Large Cap Core Enhanced Index Fund	8.6	8.8
Fidelity Small Cap Opportunities Fund	3.7	3.6
	43.9	44.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.1	7.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.4	2.4
Fidelity Strategic Income Fund	2.5	2.5
	4.9	4.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.0	6.0
Fidelity Strategic Real Return Fund	5.8	6.0
Fidelity Total Bond Fund	18.4	18.0
	30.2	30.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.0	7.0
Fidelity Short-Term Bond Fund	6.9	6.8
	13.9	13.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	43.9%
International Equity Funds	7.1%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	30.2%
Short-Term Funds	13.9%

Six months ago
Domestic Equity Funds	44.0%
International Equity Funds	7.3%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	30.0%
Short-Term Funds	13.8%

Expected
Domestic Equity Funds	44.0%
International Equity Funds	7.0%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	29.8%
Short-Term Funds	14.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2008. The current allocation is based on the fund's holdings as of January 31, 2009. The expected allocation represents the fund's anticipated allocation at July 31, 2009.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 51.0%
	Shares	Value
Domestic Equity Funds - 43.9%
Fidelity 100 Index Fund	10,773	$ 64,964
Fidelity Advisor Mid Cap II Fund Institutional Class	5,687	56,191
Fidelity Broad Market Opportunities Fund	16,787	93,506
Fidelity Disciplined Equity Fund	3,517	57,606
Fidelity Equity-Income Fund	2,004	55,076
Fidelity Large Cap Core Enhanced Index Fund	15,101	88,946
Fidelity Small Cap Opportunities Fund	7,451	37,777
TOTAL DOMESTIC EQUITY FUNDS		454,066
International Equity Funds - 7.1%
Fidelity Advisor International Discovery Fund Institutional Class	3,478	73,103
TOTAL EQUITY FUNDS (Cost $875,249)		527,169
Fixed-Income Funds - 35.1%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund	4,469	24,937
Fidelity Strategic Income Fund	2,894	25,296
TOTAL HIGH YIELD FIXED-INCOME FUNDS		50,233

	Shares	Value
Investment Grade Fixed-Income Funds - 30.2%
Fidelity Government Income Fund	5,806	$ 62,417
Fidelity Strategic Real Return Fund	8,830	59,956
Fidelity Total Bond Fund	20,426	190,165
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		312,538
TOTAL FIXED-INCOME FUNDS (Cost $420,788)		362,771
Short-Term Funds - 13.9%

Fidelity Institutional Money Market Portfolio Institutional Class	71,903	71,903
Fidelity Short-Term Bond Fund	9,006	71,778
TOTAL SHORT-TERM FUNDS (Cost $149,008)		143,681
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,445,045)		$ 1,033,621
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,033,621	$ 1,033,621	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $1,445,045) - See accompanying schedule		$ 1,033,621

Liabilities
Payable for investments purchased	$ 2
Distribution fees payable	317
Total liabilities		319

Net Assets		$ 1,033,302
Net Assets consist of:
Paid in capital		$ 1,511,910
Undistributed net investment income		674
Accumulated undistributed net realized gain (loss) on investments		(67,858)
Net unrealized appreciation (depreciation) on investments		(411,424)
Net Assets		$ 1,033,302

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($86,745 ÷ 2,478.6 shares)		$ 35.00

Maximum offering price per share (100/94.25 of $35.00)		$ 37.14
Class T: Net Asset Value and redemption price per share ($63,106 ÷ 1,803.1 shares)		$ 35.00

Maximum offering price per share (100/96.50 of $35.00)		$ 36.27

Class C: Net Asset Value and offering price per share ($299,712 ÷ 8,570.5 shares)A		$ 34.97

Income Replacement 2026: Net Asset Value, offering price and redemption price per share ($520,179 ÷ 14,861.7 shares)		$ 35.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($63,560 ÷ 1,815.9 shares)		$ 35.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 22,665

Expenses
Distribution fees	$ 2,293
Independent trustees' compensation	2
Total expenses before reductions	2,295
Expense reductions	(2)	2,293
Net investment income (loss)		20,372
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(65,073)
Capital gain distributions from underlying funds	6,504	(58,569)
Change in net unrealized appreciation (depreciation) on underlying funds		(304,325)
Net gain (loss)		(362,894)
Net increase (decrease) in net assets resulting from operations		$ (342,522)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,372	$ 22,652
Net realized gain (loss)	(58,569)	14,367
Change in net unrealized appreciation (depreciation)	(304,325)	(107,099)
Net increase (decrease) in net assets resulting from operations	(342,522)	(70,080)
Distributions to shareholders from net investment income	(20,298)	(22,051)
Distributions to shareholders from net realized gain	(19,439)	(3,706)
Total distributions	(39,737)	(25,757)
Share transactions - net increase (decrease)	(175,957)	1,687,355
Total increase (decrease) in net assets	(558,216)	1,591,518

Net Assets
Beginning of period	1,591,518	-
End of period (including undistributed net investment income of $674 and undistributed net investment income of $600, respectively)	$ 1,033,302	$ 1,591,518

Financial Highlights - Class A

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.645	1.076
Net realized and unrealized gain (loss)	(11.111)	(3.105)
Total from investment operations	(10.466)	(2.029)
Distributions from net investment income	(.674)	(1.031)
Distributions from net realized gain	(.620)	(.180)
Total distributions	(1.294)	(1.211)
Net asset value, end of period	$ 35.00	$ 46.76
Total Return B, C, D	(22.63)%	(4.19)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	3.29% A	2.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 87	$ 131
Portfolio turnover rate	26% A	21% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.605	.966
Net realized and unrealized gain (loss)	(11.123)	(3.110)
Total from investment operations	(10.518)	(2.144)
Distributions from net investment income	(.622)	(.916)
Distributions from net realized gain	(.620)	(.180)
Total distributions	(1.242)	(1.096)
Net asset value, end of period	$ 35.00	$ 46.76
Total Return B, C, D	(22.73)%	(4.41)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	3.04% A	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63	$ 96
Portfolio turnover rate	26% A	21% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.72	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.506	.723
Net realized and unrealized gain (loss)	(11.120)	(3.090)
Total from investment operations	(10.614)	(2.367)
Distributions from net investment income	(.516)	(.733)
Distributions from net realized gain	(.620)	(.180)
Total distributions	(1.136)	(.913)
Net asset value, end of period	$ 34.97	$ 46.72
Total ReturnB, C, D	(22.94)%	(4.85)%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	2.54% A	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 300	$ 485
Portfolio turnover rate	26% A	21% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2026

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.695	1.168
Net realized and unrealized gain (loss)	(11.121)	(3.079)
Total from investment operations	(10.426)	(1.911)
Distributions from net investment income	(.724)	(1.139)
Distributions from net realized gain	(.620)	(.180)
Total distributions	(1.344)	(1.319)
Net asset value, end of period	$ 35.00	$ 46.77
Total Return B, C	(22.55)%	(3.96)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.53% A	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 520	$ 783
Portfolio turnover rate	26% A	21% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.704	1.196
Net realized and unrealized gain (loss)	(11.130)	(3.107)
Total from investment operations	(10.426)	(1.911)
Distributions from net investment income	(.724)	(1.139)
Distributions from net realized gain	(.620)	(.180)
Total distributions	(1.344)	(1.319)
Net asset value, end of period	$ 35.00	$ 46.77
Total ReturnB, C	(22.55)%	(3.96)%
Ratios to Average Net AssetsE, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.53% A	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 64	$ 96
Portfolio turnover rate	26% A	21% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.4	6.7
Fidelity Advisor Mid Cap II Fund Institutional Class	5.6	5.6
Fidelity Broad Market Opportunities Fund	9.3	8.8
Fidelity Disciplined Equity Fund	5.7	5.6
Fidelity Equity-Income Fund	5.4	5.4
Fidelity Large Cap Core Enhanced Index Fund	8.8	9.0
Fidelity Small Cap Opportunities Fund	3.7	3.7
	44.9	44.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.8	8.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.6
Fidelity Strategic Income Fund	2.6	2.6
	5.1	5.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.8	5.8
Fidelity Strategic Real Return Fund	5.6	5.8
Fidelity Total Bond Fund	17.7	17.3
	29.1	28.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.6	6.6
Fidelity Short-Term Bond Fund	6.5	6.5
	13.1	13.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	44.9%
International Equity Funds	7.8%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	29.1%
Short-Term Funds	13.1%

Six months ago
Domestic Equity Funds	44.8%
International Equity Funds	8.0%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	28.9%
Short-Term Funds	13.1%

Expected
Domestic Equity Funds	45.0%
International Equity Funds	7.8%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	28.9%
Short-Term Funds	13.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2008. The current allocation is based on the fund's holdings as of January 31, 2009. The expected allocation represents the fund's anticipated allocation at July 31, 2009.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 52.7%
	Shares	Value
Domestic Equity Funds - 44.9%
Fidelity 100 Index Fund	64,337	$ 387,954
Fidelity Advisor Mid Cap II Fund Institutional Class	33,985	335,771
Fidelity Broad Market Opportunities Fund	100,371	559,068
Fidelity Disciplined Equity Fund	21,021	344,326
Fidelity Equity-Income Fund	11,972	328,994
Fidelity Large Cap Core Enhanced Index Fund	90,266	531,669
Fidelity Small Cap Opportunities Fund	44,594	226,094
TOTAL DOMESTIC EQUITY FUNDS		2,713,876
International Equity Funds - 7.8%
Fidelity Advisor International Discovery Fund Institutional Class	22,555	474,096
TOTAL EQUITY FUNDS (Cost $5,038,951)		3,187,972
Fixed-Income Funds - 34.2%

High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund	27,625	154,147
Fidelity Strategic Income Fund	17,827	155,809
TOTAL HIGH YIELD FIXED-INCOME FUNDS		309,956

	Shares	Value
Investment Grade Fixed-Income Funds - 29.1%
Fidelity Government Income Fund	32,638	$ 350,862
Fidelity Strategic Real Return Fund	49,711	337,535
Fidelity Total Bond Fund	115,011	1,070,748
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,759,145
TOTAL FIXED-INCOME FUNDS (Cost $2,395,353)		2,069,101
Short-Term Funds - 13.1%

Fidelity Institutional Money Market Portfolio Institutional Class	395,423	395,423
Fidelity Short-Term Bond Fund	49,535	394,797
TOTAL SHORT-TERM FUNDS (Cost $814,061)		790,220
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,248,365)		$ 6,047,293
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,047,293	$ 6,047,293	$ -	$ -
Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $30 all of which will expire on July 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $8,248,365) - See accompanying schedule		$ 6,047,293
Cash		1
Receivable for investments sold		252
Total assets		6,047,546

Liabilities
Payable for investments purchased	$ 2
Payable for fund shares redeemed	245
Distribution fees payable	331
Total liabilities		578

Net Assets		$ 6,046,968
Net Assets consist of:
Paid in capital		$ 8,568,340
Undistributed net investment income		2,531
Accumulated undistributed net realized gain (loss) on investments		(322,831)
Net unrealized appreciation (depreciation) on investments		(2,201,072)
Net Assets		$ 6,046,968

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($235,476 ÷ 6,730.6 shares)		$ 34.99

Maximum offering price per share (100/94.25 of $34.99)		$ 37.12
Class T: Net Asset Value and redemption price per share ($430,961 ÷ 12,320.4 shares)		$ 34.98

Maximum offering price per share (100/96.50 of $34.98)		$ 36.25

Class C: Net Asset Value and offering price per share ($97,429 ÷ 2,785.3 shares)A		$ 34.98

Income Replacement 2028: Net Asset Value, offering price and redemption price per share ($5,220,164 ÷ 149,189.8 shares)		$ 34.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($62,938 ÷ 1,798.7 shares)		$ 34.99

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 125,664

Expenses
Distribution fees	$ 2,419
Independent trustees' compensation	13
Total expenses before reductions	2,432
Expense reductions	(13)	2,419
Net investment income (loss)		123,245
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(294,228)
Capital gain distributions from underlying funds	36,926	(257,302)
Change in net unrealized appreciation (depreciation) on underlying funds		(1,792,743)
Net gain (loss)		(2,050,045)
Net increase (decrease) in net assets resulting from operations		$ (1,926,800)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 123,245	$ 81,571
Net realized gain (loss)	(257,302)	2,561
Change in net unrealized appreciation (depreciation)	(1,792,743)	(408,329)
Net increase (decrease) in net assets resulting from operations	(1,926,800)	(324,197)
Distributions to shareholders from net investment income	(123,870)	(78,416)
Distributions to shareholders from net realized gain	(58,901)	(8,604)
Total distributions	(182,771)	(87,020)
Share transactions - net increase (decrease)	865,966	7,701,790
Total increase (decrease) in net assets	(1,243,605)	7,290,573

Net Assets
Beginning of period	7,290,573	-
End of period (including undistributed net investment income of $2,531 and undistributed net investment income of $3,156, respectively)	$ 6,046,968	$ 7,290,573

Financial Highlights - Class A

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.81	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.678	.966
Net realized and unrealized gain (loss)	(11.506)	(3.085)
Total from investment operations	(10.828)	(2.119)
Distributions from net investment income	(.662)	(.911)
Distributions from net realized gain	(.330)	(.160)
Total distributions	(.992)	(1.071)
Net asset value, end of period	$ 34.99	$ 46.81
Total Return B, C, D	(23.23)%	(4.36)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	3.39% A	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 235	$ 371
Portfolio turnover rate	56% A	33% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.80	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.624	.847
Net realized and unrealized gain (loss)	(11.505)	(3.079)
Total from investment operations	(10.881)	(2.232)
Distributions from net investment income	(.609)	(.808)
Distributions from net realized gain	(.330)	(.160)
Total distributions	(.939)	(.968)
Net asset value, end of period	$ 34.98	$ 46.80
Total Return B, C, D	(23.34)%	(4.57)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	3.14% A	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 431	$ 606
Portfolio turnover rate	56% A	33% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.79	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.528	.639
Net realized and unrealized gain (loss)	(11.501)	(3.104)
Total from investment operations	(10.973)	(2.465)
Distributions from net investment income	(.507)	(.585)
Distributions from net realized gain	(.330)	(.160)
Total distributions	(.837)	(.745)
Net asset value, end of period	$ 34.98	$ 46.79
Total Return B, C, D	(23.52)%	(5.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	2.64% A	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 97	$ 150
Portfolio turnover rate	56% A	33% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2028

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.719	1.067
Net realized and unrealized gain (loss)	(11.505)	(3.072)
Total from investment operations	(10.786)	(2.005)
Distributions from net investment income	(.714)	(1.015)
Distributions from net realized gain	(.330)	(.160)
Total distributions	(1.044)	(1.175)
Net asset value, end of period	$ 34.99	$ 46.82
Total Return B, C	(23.15)%	(4.14)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.64% A	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,220	$ 6,068
Portfolio turnover rate	56% A	33% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.727	1.101
Net realized and unrealized gain (loss)	(11.513)	(3.106)
Total from investment operations	(10.786)	(2.005)
Distributions from net investment income	(.714)	(1.015)
Distributions from net realized gain	(.330)	(.160)
Total distributions	(1.044)	(1.175)
Net asset value, end of period	$ 34.99	$ 46.82
Total Return B, C	(23.15)%	(4.14)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.64% A	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63	$ 96
Portfolio turnover rate	56% A	33% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.5	6.8
Fidelity Advisor Mid Cap II Fund Institutional Class	5.7	5.6
Fidelity Broad Market Opportunities Fund	9.4	9.0
Fidelity Disciplined Equity Fund	5.8	5.7
Fidelity Equity-Income Fund	5.5	5.5
Fidelity Large Cap Core Enhanced Index Fund	9.0	9.1
Fidelity Small Cap Opportunities Fund	3.8	3.7
	45.7	45.4
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.6	8.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.6	2.7
Fidelity Strategic Income Fund	2.7	2.8
	5.3	5.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.7	5.8
Fidelity Strategic Real Return Fund	5.5	5.7
Fidelity Total Bond Fund	17.3	17.1
	28.5	28.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.0	5.8
Fidelity Short-Term Bond Fund	5.9	5.8
	11.9	11.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	45.7%
International Equity Funds	8.6%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	28.5%
Short-Term Funds	11.9%

Six months ago
Domestic Equity Funds	45.4%
International Equity Funds	8.9%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	28.6%
Short-Term Funds	11.6%

Expected
Domestic Equity Funds	45.8%
International Equity Funds	8.6%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	28.0%
Short-Term Funds	12.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2008. The current allocation is based on the fund's holdings as of January 31, 2009. The expected allocation represents the fund's anticipated allocation at July 31, 2009.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 54.3%
	Shares	Value
Domestic Equity Funds - 45.7%
Fidelity 100 Index Fund	7,283	$ 43,919
Fidelity Advisor Mid Cap II Fund Institutional Class	3,851	38,044
Fidelity Broad Market Opportunities Fund	11,376	63,363
Fidelity Disciplined Equity Fund	2,382	39,021
Fidelity Equity-Income Fund	1,357	37,293
Fidelity Large Cap Core Enhanced Index Fund	10,230	60,257
Fidelity Small Cap Opportunities Fund	5,057	25,640
TOTAL DOMESTIC EQUITY FUNDS		307,537
International Equity Funds - 8.6%
Fidelity Advisor International Discovery Fund Institutional Class	2,749	57,794
TOTAL EQUITY FUNDS (Cost $602,011)		365,331
Fixed-Income Funds - 33.8%

High Yield Fixed-Income Funds - 5.3%
Fidelity Capital & Income Fund	3,207	17,894
Fidelity Strategic Income Fund	2,082	18,196
TOTAL HIGH YIELD FIXED-INCOME FUNDS		36,090

	Shares	Value
Investment Grade Fixed-Income Funds - 28.5%
Fidelity Government Income Fund	3,564	$ 38,318
Fidelity Strategic Real Return Fund	5,404	36,696
Fidelity Total Bond Fund	12,548	116,825
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		191,839
TOTAL FIXED-INCOME FUNDS (Cost $263,414)		227,929
Short-Term Funds - 11.9%

Fidelity Institutional Money Market Portfolio Institutional Class	40,113	40,113
Fidelity Short-Term Bond Fund	5,027	40,065
TOTAL SHORT-TERM FUNDS (Cost $82,316)		80,178
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $947,741)		$ 673,438
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 673,438	$ 673,438	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $947,741) - See accompanying schedule	$ 673,438

Liabilities
Distribution fees payable	219

Net Assets	$ 673,219
Net Assets consist of:
Paid in capital	$ 1,044,610
Undistributed net investment income	235
Accumulated undistributed net realized gain (loss) on investments	(97,323)
Net unrealized appreciation (depreciation) on investments	(274,303)
Net Assets	$ 673,219

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($62,123 ÷ 1,803.4 shares)	$ 34.45

Maximum offering price per share (100/94.25 of $34.45)	$ 36.55
Class T: Net Asset Value and redemption price per share ($81,390 ÷ 2,363.1 shares)	$ 34.44

Maximum offering price per share (100/96.50 of $34.44)	$ 35.69

Class C: Net Asset Value and offering price per share ($187,891 ÷ 5,457.2 shares)A	$ 34.43

Income Replacement 2030: Net Asset Value, offering price and redemption price per share ($279,471 ÷ 8,113.5 shares)	$ 34.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($62,344 ÷ 1,809.9 shares)	$ 34.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 16,135
Interest		2
Total income		16,137

Expenses
Distribution fees	$ 1,569
Independent trustees' compensation	2
Total expenses before reductions	1,571
Expense reductions	(2)	1,569
Net investment income (loss)		14,568
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(97,461)
Capital gain distributions from underlying funds	4,199	(93,262)
Change in net unrealized appreciation (depreciation) on underlying funds		(192,468)
Net gain (loss)		(285,730)
Net increase (decrease) in net assets resulting from operations		$ (271,162)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,568	$ 14,848
Net realized gain (loss)	(93,262)	11,266
Change in net unrealized appreciation (depreciation)	(192,468)	(81,835)
Net increase (decrease) in net assets resulting from operations	(271,162)	(55,721)
Distributions to shareholders from net investment income	(14,878)	(14,428)
Distributions to shareholders from net realized gain	(12,578)	(2,528)
Total distributions	(27,456)	(16,956)
Share transactions - net increase (decrease)	(264,743)	1,309,257
Total increase (decrease) in net assets	(563,361)	1,236,580

Net Assets
Beginning of period	1,236,580	-
End of period (including undistributed net investment income of $235 and undistributed net investment income of $545, respectively)	$ 673,219	$ 1,236,580

Financial Highlights - Class A

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.621	1.034
Net realized and unrealized gain (loss)	(11.595)	(3.239)
Total from investment operations	(10.974)	(2.205)
Distributions from net investment income	(.696)	(.995)
Distributions from net realized gain	(.490)	(.190)
Total distributions	(1.186)	(1.185)
Net asset value, end of period	$ 34.45	$ 46.61
Total Return B, C, D	(23.79)%	(4.55)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	3.15% A	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 62	$ 95
Portfolio turnover rate	57% A	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.570	.920
Net realized and unrealized gain (loss)	(11.603)	(3.234)
Total from investment operations	(11.033)	(2.314)
Distributions from net investment income	(.647)	(.886)
Distributions from net realized gain	(.490)	(.190)
Total distributions	(1.137)	(1.076)
Net asset value, end of period	$ 34.44	$ 46.61
Total Return B, C, D	(23.91)%	(4.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	2.90% A	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 81	$ 95
Portfolio turnover rate	57% A	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.58	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.473	.682
Net realized and unrealized gain (loss)	(11.589)	(3.227)
Total from investment operations	(11.116)	(2.545)
Distributions from net investment income	(.544)	(.685)
Distributions from net realized gain	(.490)	(.190)
Total distributions	(1.034)	(.875)
Net asset value, end of period	$ 34.43	$ 46.58
Total Return B, C, D	(24.08)%	(5.21)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	2.40% A	1.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 188	$ 297
Portfolio turnover rate	57% A	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2030

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.693	1.117
Net realized and unrealized gain (loss)	(11.617)	(3.209)
Total from investment operations	(10.924)	(2.092)
Distributions from net investment income	(.746)	(1.108)
Distributions from net realized gain	(.490)	(.190)
Total distributions	(1.236)	(1.298)
Net asset value, end of period	$ 34.45	$ 46.61
Total Return B, C	(23.69)%	(4.33)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.40% A	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 279	$ 653
Portfolio turnover rate	57% A	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.670	1.149
Net realized and unrealized gain (loss)	(11.594)	(3.241)
Total from investment operations	(10.924)	(2.092)
Distributions from net investment income	(.746)	(1.108)
Distributions from net realized gain	(.490)	(.190)
Total distributions	(1.236)	(1.298)
Net asset value, end of period	$ 34.45	$ 46.61
Total Return B, C	(23.69)%	(4.33)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.40% A	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 62	$ 96
Portfolio turnover rate	57% A	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.6	6.9
Fidelity Advisor Mid Cap II Fund Institutional Class	5.7	5.8
Fidelity Broad Market Opportunities Fund	9.6	9.1
Fidelity Disciplined Equity Fund	5.9	5.8
Fidelity Equity-Income Fund	5.6	5.6
Fidelity Large Cap Core Enhanced Index Fund	9.1	9.3
Fidelity Small Cap Opportunities Fund	3.9	3.7
	46.4	46.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.4	9.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.8	2.9
Fidelity Strategic Income Fund	2.8	2.9
	5.6	5.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.7	5.6
Fidelity Strategic Real Return Fund	5.4	5.6
Fidelity Total Bond Fund	17.3	16.7
	28.4	27.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.0	5.3
Fidelity Short-Term Bond Fund	5.2	5.2
	10.2	10.5
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	46.4%
International Equity Funds	9.4%
High Yield Fixed-Income Funds	5.6%
Investment Grade Fixed-Income Funds	28.4%
Short-Term Funds	10.2%

Six months ago
Domestic Equity Funds	46.2%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	27.9%
Short-Term Funds	10.5%

Expected
Domestic Equity Funds	46.7%
International Equity Funds	9.4%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	27.6%
Short-Term Funds	10.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2008. The current allocation is based on the fund's holdings as of January 31, 2009. The expected allocation represents the fund's anticipated allocation at July 31, 2009.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 55.8%
	Shares	Value
Domestic Equity Funds - 46.4%
Fidelity 100 Index Fund	8,607	$ 51,900
Fidelity Advisor Mid Cap II Fund Institutional Class	4,533	44,790
Fidelity Broad Market Opportunities Fund	13,397	74,621
Fidelity Disciplined Equity Fund	2,808	46,003
Fidelity Equity-Income Fund	1,600	43,968
Fidelity Large Cap Core Enhanced Index Fund	12,061	71,037
Fidelity Small Cap Opportunities Fund	5,941	30,119
TOTAL DOMESTIC EQUITY FUNDS		362,438
International Equity Funds - 9.4%
Fidelity Advisor International Discovery Fund Institutional Class	3,481	73,179
TOTAL EQUITY FUNDS (Cost $739,226)		435,617
Fixed-Income Funds - 34.0%

High Yield Fixed-Income Funds - 5.6%
Fidelity Capital & Income Fund	3,903	21,780
Fidelity Strategic Income Fund	2,540	22,201
TOTAL HIGH YIELD FIXED-INCOME FUNDS		43,981

	Shares	Value
Investment Grade Fixed-Income Funds - 28.4%
Fidelity Government Income Fund	4,108	$ 44,159
Fidelity Strategic Real Return Fund	6,186	42,005
Fidelity Total Bond Fund	14,528	135,255
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		221,419
TOTAL FIXED-INCOME FUNDS (Cost $309,418)		265,400
Short-Term Funds - 10.2%

Fidelity Institutional Money Market Portfolio Institutional Class	39,468	39,468
Fidelity Short-Term Bond Fund	5,098	40,630
TOTAL SHORT-TERM FUNDS (Cost $82,756)		80,098
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,131,400)		$ 781,115
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 781,115	$ 781,115	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $1,131,400) - See accompanying schedule	$ 781,115

Liabilities
Distribution fees payable	153

Net Assets	$ 780,962
Net Assets consist of:
Paid in capital	$ 1,292,260
Undistributed net investment income	438
Accumulated undistributed net realized gain (loss) on investments	(161,451)
Net unrealized appreciation (depreciation) on investments	(350,285)
Net Assets	$ 780,962

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($190,882 ÷ 5,630.0 shares)	$ 33.90

Maximum offering price per share (100/94.25 of $33.90)	$ 35.97
Class T: Net Asset Value and redemption price per share ($61,236 ÷ 1,805.8 shares)	$ 33.91

Maximum offering price per share (100/96.50 of $33.91)	$ 35.14

Class C: Net Asset Value and offering price per share ($92,519 ÷ 2,729.1 shares)A	$ 33.90

Income Replacement 2032: Net Asset Value, offering price and redemption price per share ($374,646 ÷ 11,048.1 shares)	$ 33.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($61,679 ÷ 1,818.8 shares)	$ 33.91

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 18,751

Expenses
Distribution fees	$ 1,076
Independent trustees' compensation	2
Total expenses before reductions	1,078
Expense reductions	(2)	1,076
Net investment income (loss)		17,675
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(158,080)
Capital gain distributions from underlying funds	5,015	(153,065)
Change in net unrealized appreciation (depreciation) on underlying funds		(215,410)
Net gain (loss)		(368,475)
Net increase (decrease) in net assets resulting from operations		$ (350,800)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,675	$ 23,924
Net realized gain (loss)	(153,065)	16,931
Change in net unrealized appreciation (depreciation)	(215,410)	(134,875)
Net increase (decrease) in net assets resulting from operations	(350,800)	(94,020)
Distributions to shareholders from net investment income	(17,792)	(23,370)
Distributions to shareholders from net realized gain	(19,364)	(4,420)
Total distributions	(37,156)	(27,790)
Share transactions - net increase (decrease)	(249,492)	1,540,220
Total increase (decrease) in net assets	(637,448)	1,418,410

Net Assets
Beginning of period	1,418,410	-
End of period (including undistributed net investment income of $438 and undistributed net investment income of $555, respectively)	$ 780,962	$ 1,418,410

Financial Highlights - Class A

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.626	1.019
Net realized and unrealized gain (loss)	(11.866)	(3.322)
Total from investment operations	(11.240)	(2.303)
Distributions from net investment income	(.670)	(.987)
Distributions from net realized gain	(.710)	(.190)
Total distributions	(1.380)	(1.177)
Net asset value, end of period	$ 33.90	$ 46.52
Total Return B, C, D	(24.45)%	(4.75)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	3.13% A	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 191	$ 402
Portfolio turnover rate	68% A	23% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.563	.918
Net realized and unrealized gain (loss)	(11.842)	(3.339)
Total from investment operations	(11.279)	(2.421)
Distributions from net investment income	(.621)	(.869)
Distributions from net realized gain	(.710)	(.190)
Total distributions	(1.331)	(1.059)
Net asset value, end of period	$ 33.91	$ 46.52
Total Return B, C, D	(24.53)%	(4.98)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	2.88% A	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61	$ 95
Portfolio turnover rate	68% A	23% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.51	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.454	.690
Net realized and unrealized gain (loss)	(11.827)	(3.342)
Total from investment operations	(11.373)	(2.652)
Distributions from net investment income	(.527)	(.648)
Distributions from net realized gain	(.710)	(.190)
Total distributions	(1.237)	(.838)
Net asset value, end of period	$ 33.90	$ 46.51
Total Return B, C, D	(24.72)%	(5.42)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	2.38% A	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 93	$ 95
Portfolio turnover rate	68% A	23% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2032

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.670	1.122
Net realized and unrealized gain (loss)	(11.858)	(3.310)
Total from investment operations	(11.188)	(2.188)
Distributions from net investment income	(.722)	(1.092)
Distributions from net realized gain	(.710)	(.190)
Total distributions	(1.432)	(1.282)
Net asset value, end of period	$ 33.91	$ 46.53
Total Return B, C	(24.35)%	(4.53)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.38% A	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 375	$ 731
Portfolio turnover rate	68% A	23% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.662	1.147
Net realized and unrealized gain (loss)	(11.850)	(3.335)
Total from investment operations	(11.188)	(2.188)
Distributions from net investment income	(.722)	(1.092)
Distributions from net realized gain	(.710)	(.190)
Total distributions	(1.432)	(1.282)
Net asset value, end of period	$ 33.91	$ 46.53
Total Return B, C	(24.35)%	(4.53)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.38% A	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 62	$ 96
Portfolio turnover rate	68% A	23% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.8	7.0
Fidelity Advisor Mid Cap II Fund Institutional Class	5.9	6.0
Fidelity Broad Market Opportunities Fund	9.7	9.4
Fidelity Disciplined Equity Fund	6.0	5.9
Fidelity Equity-Income Fund	5.7	5.7
Fidelity Large Cap Core Enhanced Index Fund	9.3	9.5
Fidelity Small Cap Opportunities Fund	3.9	3.8
	47.3	47.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.3	10.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.0	3.0
Fidelity Strategic Income Fund	3.0	3.1
	6.0	6.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.5
Fidelity Strategic Real Return Fund	5.3	5.6
Fidelity Total Bond Fund	16.7	16.3
	27.4	27.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.5	4.2
Fidelity Short-Term Bond Fund	4.5	4.3
	9.0	8.5
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	47.3%
International Equity Funds	10.3%
High Yield Fixed-Income Funds	6.0%
Investment Grade Fixed-Income Funds	27.4%
Short-Term Funds	9.0%

Six months ago
Domestic Equity Funds	47.3%
International Equity Funds	10.7%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	27.4%
Short-Term Funds	8.5%

Expected
Domestic Equity Funds	47.5%
International Equity Funds	10.3%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	9.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2008. The current allocation is based on the fund's holdings as of January 31, 2009. The expected allocation represents the fund's anticipated allocation at July 31, 2009.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 57.6%
	Shares	Value
Domestic Equity Funds - 47.3%
Fidelity 100 Index Fund	16,474	$ 99,338
Fidelity Advisor Mid Cap II Fund Institutional Class	8,677	85,726
Fidelity Broad Market Opportunities Fund	25,518	142,134
Fidelity Disciplined Equity Fund	5,348	87,601
Fidelity Equity-Income Fund	3,054	83,915
Fidelity Large Cap Core Enhanced Index Fund	23,059	135,817
Fidelity Small Cap Opportunities Fund	11,302	57,300
TOTAL DOMESTIC EQUITY FUNDS		691,831
International Equity Funds - 10.3%
Fidelity Advisor International Discovery Fund Institutional Class	7,174	150,804
TOTAL EQUITY FUNDS (Cost $1,286,553)		842,635
Fixed-Income Funds - 33.4%

High Yield Fixed-Income Funds - 6.0%
Fidelity Capital & Income Fund	7,770	43,355
Fidelity Strategic Income Fund	5,038	44,030
TOTAL HIGH YIELD FIXED-INCOME FUNDS		87,385

	Shares	Value
Investment Grade Fixed-Income Funds - 27.4%
Fidelity Government Income Fund	7,425	$ 79,819
Fidelity Strategic Real Return Fund	11,350	77,063
Fidelity Total Bond Fund	26,201	243,934
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		400,816
TOTAL FIXED-INCOME FUNDS (Cost $553,737)		488,201
Short-Term Funds - 9.0%

Fidelity Institutional Money Market Portfolio Institutional Class	66,300	66,300
Fidelity Short-Term Bond Fund	8,315	66,274
TOTAL SHORT-TERM FUNDS (Cost $136,107)		132,574
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,976,397)		$ 1,463,410
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,463,410	$ 1,463,410	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $1,976,397) - See accompanying schedule		$ 1,463,410

Liabilities
Payable for investments purchased	$ 62
Distribution fees payable	122
Total liabilities		184

Net Assets		$ 1,463,226
Net Assets consist of:
Paid in capital		$ 2,010,046
Undistributed net investment income		550
Accumulated undistributed net realized gain (loss) on investments		(34,383)
Net unrealized appreciation (depreciation) on investments		(512,987)
Net Assets		$ 1,463,226

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($86,945 ÷ 2,570.6 shares)		$ 33.82

Maximum offering price per share (100/94.25 of $33.82)		$ 35.88

Class T: Net Asset Value and redemption price per share ($60,426 ÷ 1,786.5 shares)		$ 33.82

Maximum offering price per share (100/96.50 of $33.82)		$ 35.05

Class C: Net Asset Value and offering price per share ($83,740 ÷ 2,475.9 shares)A		$ 33.82

Income Replacement 2034: Net Asset Value, offering price and redemption price per share ($1,111,323 ÷ 32,858.7 shares)		$ 33.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($120,792 ÷ 3,571.2 shares)		$ 33.82

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 25,904

Expenses
Distribution fees	$ 814
Independent trustees' compensation	2
Total expenses before reductions	816
Expense reductions	(2)	814
Net investment income (loss)		25,090
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(38,504)
Capital gain distributions from underlying funds	7,001	(31,503)
Change in net unrealized appreciation (depreciation) on underlying funds		(436,634)
Net gain (loss)		(468,137)
Net increase (decrease) in net assets resulting from operations		$ (443,047)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,090	$ 15,943
Net realized gain (loss)	(31,503)	12,403
Change in net unrealized appreciation (depreciation)	(436,634)	(76,353)
Net increase (decrease) in net assets resulting from operations	(443,047)	(48,007)
Distributions to shareholders from net investment income	(24,907)	(15,577)
Distributions to shareholders from net realized gain	(12,077)	(2,963)
Total distributions	(36,984)	(18,540)
Share transactions - net increase (decrease)	968,751	1,041,053
Total increase (decrease) in net assets	488,720	974,506

Net Assets
Beginning of period	974,506	-
End of period (including undistributed net investment income of $550 and undistributed net investment income of $367, respectively)	$ 1,463,226	$ 974,506

Financial Highlights - Class A

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.689	.994
Net realized and unrealized gain (loss)	(12.265)	(3.438)
Total from investment operations	(11.576)	(2.444)
Distributions from net investment income	(.614)	(.956)
Distributions from net realized gain	(.390)	(.200)
Total distributions	(1.004)	(1.156)
Net asset value, end of period	$ 33.82	$ 46.40
Total Return B, C, D	(25.19)%	(5.04)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	3.54% A	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 87	$ 138
Portfolio turnover rate	41% A	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.639	.875
Net realized and unrealized gain (loss)	(12.269)	(3.431)
Total from investment operations	(11.630)	(2.556)
Distributions from net investment income	(.560)	(.844)
Distributions from net realized gain	(.390)	(.200)
Total distributions	(.950)	(1.044)
Net asset value, end of period	$ 33.82	$ 46.40
Total Return B, C, D	(25.30)%	(5.25)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	3.28% A	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 60	$ 95
Portfolio turnover rate	41% A	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.531	.658
Net realized and unrealized gain (loss)	(12.246)	(3.448)
Total from investment operations	(11.715)	(2.790)
Distributions from net investment income	(.465)	(.620)
Distributions from net realized gain	(.390)	(.200)
Total distributions	(.855)	(.820)
Net asset value, end of period	$ 33.82	$ 46.39
Total Return B, C, D	(25.47)%	(5.70)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	2.79% A	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 84	$ 94
Portfolio turnover rate	41% A	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannnual Report

Financial Highlights - Income Replacement 2034

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.706	1.090
Net realized and unrealized gain (loss)	(12.232)	(3.425)
Total from investment operations	(11.526)	(2.335)
Distributions from net investment income	(.664)	(1.065)
Distributions from net realized gain	(.390)	(.200)
Total distributions	(1.054)	(1.265)
Net asset value, end of period	$ 33.82	$ 46.40
Total Return B, C	(25.09)%	(4.83)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.79% A	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,111	$ 552
Portfolio turnover rate	41% A	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.41	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.722	1.114
Net realized and unrealized gain (loss)	(12.258)	(3.439)
Total from investment operations	(11.536)	(2.325)
Distributions from net investment income	(.664)	(1.065)
Distributions from net realized gain	(.390)	(.200)
Total distributions	(1.054)	(1.265)
Net asset value, end of period	$ 33.82	$ 46.41
Total Return B, C	(25.11)%	(4.81)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.79% A	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 121	$ 95
Portfolio turnover rate	41% A	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.9	7.2
Fidelity Advisor Mid Cap II Fund Institutional Class	6.0	6.1
Fidelity Broad Market Opportunities Fund	10.0	9.6
Fidelity Disciplined Equity Fund	6.2	6.1
Fidelity Equity-Income Fund	5.9	5.9
Fidelity Large Cap Core Enhanced Index Fund	9.5	9.7
Fidelity Small Cap Opportunities Fund	4.1	3.9
	48.6	48.5
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	11.2	11.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.1	3.2
Fidelity Strategic Income Fund	3.1	3.2
	6.2	6.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.5
Fidelity Strategic Real Return Fund	5.2	5.5
Fidelity Total Bond Fund	16.4	16.4
	27.0	27.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	3.5	3.1
Fidelity Short-Term Bond Fund	3.5	3.0
	7.0	6.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	48.6%
International Equity Funds	11.2%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	27.0%
Short-Term Funds	7.0%

Six months ago
Domestic Equity Funds	48.5%
International Equity Funds	11.6%
High Yield Fixed-Income Funds	6.4%
Investment Grade Fixed-Income Funds	27.4%
Short-Term Funds	6.1%

Expected
Domestic Equity Funds	48.6%
International Equity Funds	11.2%
High Yield Fixed-Income Funds	6.0%
Investment Grade Fixed-Income Funds	26.4%
Short-Term Funds	7.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2008. The current allocation is based on the fund's holdings as of January 31, 2009. The expected allocation represents the fund's anticipated allocation at July 31, 2009.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 59.8%
	Shares	Value
Domestic Equity Funds - 48.6%
Fidelity 100 Index Fund	11,911	$ 71,823
Fidelity Advisor Mid Cap II Fund Institutional Class	6,284	62,082
Fidelity Broad Market Opportunities Fund	18,600	103,603
Fidelity Disciplined Equity Fund	3,899	63,866
Fidelity Equity-Income Fund	2,222	61,047
Fidelity Large Cap Core Enhanced Index Fund	16,743	98,617
Fidelity Small Cap Opportunities Fund	8,245	41,802
TOTAL DOMESTIC EQUITY FUNDS		502,840
International Equity Funds - 11.2%
Fidelity Advisor International Discovery Fund Institutional Class	5,531	116,262
TOTAL EQUITY FUNDS (Cost $1,078,547)		619,102
Fixed-Income Funds - 33.2%

High Yield Fixed-Income Funds - 6.2%
Fidelity Capital & Income Fund	5,764	32,162
Fidelity Strategic Income Fund	3,727	32,577
TOTAL HIGH YIELD FIXED-INCOME FUNDS		64,739

	Shares	Value
Investment Grade Fixed-Income Funds - 27.0%
Fidelity Government Income Fund	5,205	$ 55,959
Fidelity Strategic Real Return Fund	7,871	53,445
Fidelity Total Bond Fund	18,288	170,266
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		279,670
TOTAL FIXED-INCOME FUNDS (Cost $404,005)		344,409
Short-Term Funds - 7.0%

Fidelity Institutional Money Market Portfolio Institutional Class	36,235	36,235
Fidelity Short-Term Bond Fund	4,546	36,232
TOTAL SHORT-TERM FUNDS (Cost $75,243)		72,467
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,557,795)		$ 1,035,978
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,035,978	$ 1,035,978	$ -	$ -
Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $20 all of which will expire on July 31, 2016.
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $24,292 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $1,557,795) - See accompanying schedule		$ 1,035,978
Cash		74
Receivable for fund shares sold		135
Other receivables		1,130
Total assets		1,037,317

Liabilities
Payable for investments purchased	$ 134
Distribution fees payable	193
Total liabilities		327

Net Assets		$ 1,036,990
Net Assets consist of:
Paid in capital		$ 1,694,635
Undistributed net investment income		426
Accumulated undistributed net realized gain (loss) on investments		(136,254)
Net unrealized appreciation (depreciation) on investments		(521,817)
Net Assets		$ 1,036,990

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($59,915 ÷ 1,805.5 shares)		$ 33.18

Maximum offering price per share (100/94.25 of $33.18)		$ 35.20
Class T: Net Asset Value and redemption price per share ($246,994 ÷ 7,444.0 shares)		$ 33.18

Maximum offering price per share (100/96.50 of $33.18)		$ 34.38

Class C: Net Asset Value and offering price per share ($76,511 ÷ 2,305.9 shares)A		$ 33.18

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($578,597 ÷ 17,435.3 shares)		$ 33.19

Institutional Class: Net Asset Value, offering price and redemption price per share ($74,973 ÷ 2,259.3 shares)		$ 33.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2009 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 23,747

Expenses
Distribution fees	$ 1,364
Independent trustees' compensation	3
Total expenses before reductions	1,367
Expense reductions	(3)	1,364
Net investment income (loss)		22,383
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(99,681)
Capital gain distributions from underlying funds	6,160	(93,521)
Change in net unrealized appreciation (depreciation) on underlying funds		(376,404)
Net gain (loss)		(469,925)
Net increase (decrease) in net assets resulting from operations		$ (447,542)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,383	$ 27,166
Net realized gain (loss)	(93,521)	(18,929)
Change in net unrealized appreciation (depreciation)	(376,404)	(145,413)
Net increase (decrease) in net assets resulting from operations	(447,542)	(137,176)
Distributions to shareholders from net investment income	(22,562)	(26,561)
Distributions to shareholders from net realized gain	(18,420)	(4,991)
Total distributions	(40,982)	(31,552)
Share transactions - net increase (decrease)	(152,663)	1,846,905
Total increase (decrease) in net assets	(641,187)	1,678,177

Net Assets
Beginning of period	1,678,177	-
End of period (including undistributed net investment income of $426 and undistributed net investment income of $605, respectively)	$ 1,036,990	$ 1,678,177

Financial Highlights - Class A

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.624	.951
Net realized and unrealized gain (loss)	(12.618)	(3.464)
Total from investment operations	(11.994)	(2.513)
Distributions from net investment income	(.656)	(.897)
Distributions from net realized gain	(.570)	(.190)
Total distributions	(1.226)	(1.087)
Net asset value, end of period	$ 33.18	$ 46.40
Total Return B, C, D	(25.97)%	(5.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	3.22% A	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 60	$ 95
Portfolio turnover rate	48% A	44% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.575	.823
Net realized and unrealized gain (loss)	(12.607)	(3.449)
Total from investment operations	(12.032)	(2.626)
Distributions from net investment income	(.608)	(.794)
Distributions from net realized gain	(.570)	(.190)
Total distributions	(1.178)	(.984)
Net asset value, end of period	$ 33.18	$ 46.39
Total Return B, C, D	(26.05)%	(5.39)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	2.98% A	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 247	$ 384
Portfolio turnover rate	48% A	44% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.473	.609
Net realized and unrealized gain (loss)	(12.605)	(3.465)
Total from investment operations	(12.132)	(2.856)
Distributions from net investment income	(.508)	(.564)
Distributions from net realized gain	(.570)	(.190)
Total distributions	(1.078)	(.754)
Net asset value, end of period	$ 33.18	$ 46.39
Total Return B, C, D	(26.25)%	(5.82)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	2.46% A	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 77	$ 94
Portfolio turnover rate	48% A	44% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2036

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.677	1.043
Net realized and unrealized gain (loss)	(12.620)	(3.445)
Total from investment operations	(11.943)	(2.402)
Distributions from net investment income	(.707)	(1.008)
Distributions from net realized gain	(.570)	(.190)
Total distributions	(1.277)	(1.198)
Net asset value, end of period	$ 33.18	$ 46.40
Total Return B, C	(25.85)%	(4.96)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.47% A	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 579	$ 986
Portfolio turnover rate	48% A	44% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.673	1.064
Net realized and unrealized gain (loss)	(12.606)	(3.466)
Total from investment operations	(11.933)	(2.402)
Distributions from net investment income	(.707)	(1.008)
Distributions from net realized gain	(.570)	(.190)
Total distributions	(1.277)	(1.198)
Net asset value, end of period	$ 33.19	$ 46.40
Total Return B, C	(25.88)%	(4.96)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.47% A	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 75	$ 119
Portfolio turnover rate	48% A	44% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	7.2	7.5
Fidelity Advisor Mid Cap II Fund Institutional Class	6.2	6.2
Fidelity Broad Market Opportunities Fund	10.3	9.9
Fidelity Disciplined Equity Fund	6.3	6.3
Fidelity Equity-Income Fund	6.1	6.1
Fidelity Large Cap Core Enhanced Index Fund	9.8	10.1
Fidelity Small Cap Opportunities Fund	4.2	4.1
	50.1	50.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.3	12.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.3	3.4
Fidelity Strategic Income Fund	3.4	3.4
	6.7	6.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.4
Fidelity Strategic Real Return Fund	5.1	5.4
Fidelity Total Bond Fund	16.2	16.0
	26.6	26.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	2.1	2.0
Fidelity Short-Term Bond Fund	2.2	2.0
	4.3	4.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	50.1%
International Equity Funds	12.3%
High Yield Fixed-Income Funds	6.7%
Investment Grade Fixed-Income Funds	26.6%
Short-Term Funds	4.3%

Six months ago
Domestic Equity Funds	50.2%
International Equity Funds	12.2%
High Yield Fixed-Income Funds	6.8%
Investment Grade Fixed-Income Funds	26.8%
Short-Term Funds	4.0%

Expected
Domestic Equity Funds	50.0%
International Equity Funds	12.3%
High Yield Fixed-Income Funds	6.4%
Investment Grade Fixed-Income Funds	26.1%
Short-Term Funds	5.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2008. The current allocation is based on the fund's holdings as of January 31, 2009. The expected allocation represents the fund's anticipated allocation at July 31, 2009.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 62.4%
	Shares	Value
Domestic Equity Funds - 50.1%
Fidelity 100 Index Fund	14,213	$ 85,703
Fidelity Advisor Mid Cap II Fund Institutional Class	7,497	74,066
Fidelity Broad Market Opportunities Fund	22,102	123,109
Fidelity Disciplined Equity Fund	4,625	75,756
Fidelity Equity-Income Fund	2,643	72,616
Fidelity Large Cap Core Enhanced Index Fund	19,913	117,288
Fidelity Small Cap Opportunities Fund	9,811	49,742
TOTAL DOMESTIC EQUITY FUNDS		598,280
International Equity Funds - 12.3%
Fidelity Advisor International Discovery Fund Institutional Class	7,010	147,355
TOTAL EQUITY FUNDS (Cost $1,210,194)		745,635
Fixed-Income Funds - 33.3%

High Yield Fixed-Income Funds - 6.7%
Fidelity Capital & Income Fund	7,104	39,639
Fidelity Strategic Income Fund	4,582	40,044
TOTAL HIGH YIELD FIXED-INCOME FUNDS		79,683

	Shares	Value
Investment Grade Fixed-Income Funds - 26.6%
Fidelity Government Income Fund	5,910	$ 63,529
Fidelity Strategic Real Return Fund	9,025	61,280
Fidelity Total Bond Fund	20,842	194,040
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		318,849
TOTAL FIXED-INCOME FUNDS (Cost $466,711)		398,532
Short-Term Funds - 4.3%

Fidelity Institutional Money Market Portfolio Institutional Class	25,844	25,844
Fidelity Short-Term Bond Fund	3,247	25,881
TOTAL SHORT-TERM FUNDS (Cost $53,410)		51,725
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,730,315)		$ 1,195,892
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,195,892	$ 1,195,892	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $1,730,315) - See accompanying schedule	$ 1,195,892
Cash	39
Other receivables	5,017
Total assets	1,200,948

Liabilities
Distribution fees payable	110

Net Assets	$ 1,200,838
Net Assets consist of:
Paid in capital	$ 1,762,598
Undistributed net investment income	484
Accumulated undistributed net realized gain (loss) on investments	(27,821)
Net unrealized appreciation (depreciation) on investments	(534,423)
Net Assets	$ 1,200,838

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($128,779 ÷ 3,979.0 shares)	$ 32.36

Maximum offering price per share (100/94.25 of $32.36)	$ 34.33
Class T: Net Asset Value and redemption price per share ($63,194 ÷ 1,952.5 shares)	$ 32.37

Maximum offering price per share (100/96.50 of $32.37)	$ 33.54

Class C: Net Asset Value and offering price per share ($62,850 ÷ 1,942.3 shares)A	$ 32.36

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($882,476 ÷ 27,262.7 shares)	$ 32.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($63,539 ÷ 1,963.0 shares)	$ 32.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 24,066

Expenses
Distribution fees	$ 704
Independent trustees' compensation	2
Total expenses before reductions	706
Expense reductions	(2)	704
Net investment income (loss)		23,362
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(24,691)
Capital gain distributions from underlying funds	6,357	(18,334)
Change in net unrealized appreciation (depreciation) on underlying funds		(437,085)
Net gain (loss)		(455,419)
Net increase (decrease) in net assets resulting from operations		$ (432,057)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	For the period December 31, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,362	$ 11,573
Net realized gain (loss)	(18,334)	(1,946)
Change in net unrealized appreciation (depreciation)	(437,085)	(97,338)
Net increase (decrease) in net assets resulting from operations	(432,057)	(87,711)
Distributions to shareholders from net investment income	(23,354)	(11,097)
Distributions to shareholders from net realized gain	(7,442)	-
Total distributions	(30,796)	(11,097)
Share transactions - net increase (decrease)	176,859	1,585,675
Redemption fees	(35)	-
Total increase (decrease) in net assets	(286,029)	1,486,867

Net Assets
Beginning of period	1,486,867	-
End of period (including undistributed net investment income of $484 and undistributed net investment income of $476, respectively)	$ 1,200,838	$ 1,486,867

Financial Highlights - Class A

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.596	.442
Net realized and unrealized gain (loss)	(12.692)	(4.811)
Total from investment operations	(12.096)	(4.369)
Distributions from net investment income	(.603)	(.371)
Distributions from net realized gain	(.200)	-
Total distributions	(.803)	(.371)
Redemption fees added to paid in capital E	(.001)	-
Net asset value, end of period	$ 32.36	$ 45.26
Total Return B, C, D	(26.83)%	(8.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	3.32% A	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 129	$ 91
Portfolio turnover rate	43% A	13% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period December 31, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.576	.373
Net realized and unrealized gain (loss)	(12.711)	(4.809)
Total from investment operations	(12.135)	(4.436)
Distributions from net investment income	(.554)	(.304)
Distributions from net realized gain	(.200)	-
Total distributions	(.754)	(.304)
Redemption fees added to paid in capital E	(.001)	-
Net asset value, end of period	$ 32.37	$ 45.26
Total Return B, C, D	(26.91)%	(8.89)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	3.07% A	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63	$ 91
Portfolio turnover rate	43% A	13% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period December 31, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.24	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.482	.233
Net realized and unrealized gain (loss)	(12.703)	(4.812)
Total from investment operations	(12.221)	(4.579)
Distributions from net investment income	(.458)	(.181)
Distributions from net realized gain	(.200)	-
Total distributions	(.658)	(.181)
Redemption fees added to paid in capital E	(.001)	-
Net asset value, end of period	$ 32.36	$ 45.24
Total Return B, C, D	(27.09)%	(9.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	2.57% A	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63	$ 91
Portfolio turnover rate	43% A	13% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period December 31, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2038

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 45.27	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.668	.502
Net realized and unrealized gain (loss)	(12.718)	(4.795)
Total from investment operations	(12.050)	(4.293)
Distributions from net investment income	(.649)	(.437)
Distributions from net realized gain	(.200)	-
Total distributions	(.849)	(.437)
Redemption fees added to paid in capital D	(.001)	-
Net asset value, end of period	$ 32.37	$ 45.27
Total Return B, C	(26.73)%	(8.61)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.57% A	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 882	$ 1,122
Portfolio turnover rate	43% A	13% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period December 31, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.673	.511
Net realized and unrealized gain (loss)	(12.733)	(4.814)
Total from investment operations	(12.060)	(4.303)
Distributions from net investment income	(.649)	(.437)
Distributions from net realized gain	(.200)	-
Total distributions	(.849)	(.437)
Redemption fees added to paid in capital D	(.001)	-
Net asset value, end of period	$ 32.35	$ 45.26
Total Return B, C	(26.72)%	(8.63)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.57% A	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 64	$ 91
Portfolio turnover rate	43% A	13% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period December 31, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	7.3	7.6
Fidelity Advisor Mid Cap II Fund Institutional Class	6.3	6.3
Fidelity Broad Market Opportunities Fund	10.5	10.1
Fidelity Disciplined Equity Fund	6.4	6.3
Fidelity Equity-Income Fund	6.2	6.2
Fidelity Large Cap Core Enhanced Index Fund	9.9	10.2
Fidelity Small Cap Opportunities Fund	4.2	4.2
	50.8	50.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.5	12.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.4	3.5
Fidelity Strategic Income Fund	3.5	3.5
	6.9	7.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.4
Fidelity Strategic Real Return Fund	5.1	5.4
Fidelity Total Bond Fund	16.3	16.1
	26.7	26.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	1.6	1.4
Fidelity Short-Term Bond Fund	1.5	1.4
	3.1	2.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	50.8%
International Equity Funds	12.5%
High Yield Fixed-Income Funds	6.9%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	3.1%

Six months ago
Domestic Equity Funds	50.9%
International Equity Funds	12.4%
High Yield Fixed-Income Funds	7.0%
Investment Grade Fixed-Income Funds	26.9%
Short-Term Funds	2.8%

Expected
Domestic Equity Funds	51.0%
International Equity Funds	12.8%
High Yield Fixed-Income Funds	6.7%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	3.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2008. The current allocation is based on the fund's holdings as of January 31, 2009. The expected allocation represents the fund's anticipated allocation at July 31, 2009.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 63.3%
	Shares	Value
Domestic Equity Funds - 50.8%
Fidelity 100 Index Fund	10,082	$ 60,791
Fidelity Advisor Mid Cap II Fund Institutional Class	5,320	52,565
Fidelity Broad Market Opportunities Fund	15,698	87,440
Fidelity Disciplined Equity Fund	3,289	53,876
Fidelity Equity-Income Fund	1,875	51,538
Fidelity Large Cap Core Enhanced Index Fund	14,134	83,248
Fidelity Small Cap Opportunities Fund	6,981	35,393
TOTAL DOMESTIC EQUITY FUNDS		424,851
International Equity Funds - 12.5%
Fidelity Advisor International Discovery Fund Institutional Class	4,973	104,538
TOTAL EQUITY FUNDS (Cost $835,958)		529,389
Fixed-Income Funds - 33.6%

High Yield Fixed-Income Funds - 6.9%
Fidelity Capital & Income Fund	5,170	28,849
Fidelity Strategic Income Fund	3,331	29,113
TOTAL HIGH YIELD FIXED-INCOME FUNDS		57,962

	Shares	Value
Investment Grade Fixed-Income Funds - 26.7%
Fidelity Government Income Fund	4,133	$ 44,429
Fidelity Strategic Real Return Fund	6,297	42,760
Fidelity Total Bond Fund	14,578	135,723
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		222,912
TOTAL FIXED-INCOME FUNDS (Cost $324,743)		280,874
Short-Term Funds - 3.1%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	13,003	$ 13,003
Fidelity Short-Term Bond Fund	1,621	12,919
TOTAL SHORT-TERM FUNDS (Cost $26,789)		25,922
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,187,490)		$ 836,185
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 836,185	$ 836,185	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $1,187,490) - See accompanying schedule	$ 836,185
Cash	39
Total assets	836,224

Liabilities
Distribution fees payable	127

Net Assets	$ 836,097
Net Assets consist of:
Paid in capital	$ 1,224,498
Undistributed net investment income	368
Accumulated undistributed net realized gain (loss) on investments	(37,464)
Net unrealized appreciation (depreciation) on investments	(351,305)
Net Assets	$ 836,097

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($63,018 ÷ 1,959.1 shares)	$ 32.17

Maximum offering price per share (100/94.25 of $32.17)	$ 34.13
Class T: Net Asset Value and redemption price per share ($110,626 ÷ 3,439.0 shares)	$ 32.17

Maximum offering price per share (100/96.50 of $32.17)	$ 33.34

Class C: Net Asset Value and offering price per share ($62,504 ÷ 1,943.0 shares)A	$ 32.17

Income Replacement 2040: Net Asset Value, offering price and redemption price per share ($536,758 ÷ 16,686.6 shares)	$ 32.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($63,191 ÷ 1,964.3 shares)	$ 32.17

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 16,863

Expenses
Distribution fees	$ 814
Independent trustees' compensation	2
Total expenses before reductions	816
Expense reductions	(2)	814
Net investment income (loss)		16,049
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(37,296)
Capital gain distributions from underlying funds	4,551	(32,745)
Change in net unrealized appreciation (depreciation) on underlying funds		(274,616)
Net gain (loss)		(307,361)
Net increase (decrease) in net assets resulting from operations		$ (291,312)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	For the period December 31, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,049	$ 8,316
Net realized gain (loss)	(32,745)	812
Change in net unrealized appreciation (depreciation)	(274,616)	(76,689)
Net increase (decrease) in net assets resulting from operations	(291,312)	(67,561)
Distributions to shareholders from net investment income	(16,018)	(7,979)
Distributions to shareholders from net realized gain	(5,513)	-
Total distributions	(21,531)	(7,979)
Share transactions - net increase (decrease)	145,211	1,079,269
Total increase (decrease) in net assets	(167,632)	1,003,729

Net Assets
Beginning of period	1,003,729	-
End of period (including undistributed net investment income of $368 and undistributed net investment income of $337, respectively)	$ 836,097	$ 1,003,729

Financial Highlights - Class A

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.630	.442
Net realized and unrealized gain (loss)	(12.880)	(4.814)
Total from investment operations	(12.250)	(4.372)
Distributions from net investment income	(.600)	(.398)
Distributions from net realized gain	(.210)	-
Total distributions	(.810)	(.398)
Net asset value, end of period	$ 32.17	$ 45.23
Total Return B, C, D	(27.21)%	(8.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	3.37% A	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63	$ 91
Portfolio turnover rate	47% A	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period December 31, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.574	.371
Net realized and unrealized gain (loss)	(12.873)	(4.809)
Total from investment operations	(12.299)	(4.438)
Distributions from net investment income	(.551)	(.332)
Distributions from net realized gain	(.210)	-
Total distributions	(.761)	(.332)
Net asset value, end of period	$ 32.17	$ 45.23
Total Return B, C, D	(27.30)%	(8.90)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	3.12% A	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111	$ 132
Portfolio turnover rate	47% A	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period December 31, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.22	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.490	.234
Net realized and unrealized gain (loss)	(12.875)	(4.816)
Total from investment operations	(12.385)	(4.582)
Distributions from net investment income	(.455)	(.198)
Distributions from net realized gain	(.210)	-
Total distributions	(.665)	(.198)
Net asset value, end of period	$ 32.17	$ 45.22
Total Return B, C, D	(27.48)%	(9.18)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	2.62% A	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63	$ 91
Portfolio turnover rate	47% A	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period December 31, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2040

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.666	.504
Net realized and unrealized gain (loss)	(12.869)	(4.810)
Total from investment operations	(12.203)	(4.306)
Distributions from net investment income	(.647)	(.464)
Distributions from net realized gain	(.210)	-
Total distributions	(.857)	(.464)
Net asset value, end of period	$ 32.17	$ 45.23
Total Return B, C	(27.11)%	(8.64)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.62% A	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 537	$ 598
Portfolio turnover rate	47% A	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period December 31, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.676	.512
Net realized and unrealized gain (loss)	(12.879)	(4.818)
Total from investment operations	(12.203)	(4.306)
Distributions from net investment income	(.647)	(.464)
Distributions from net realized gain	(.210)	-
Total distributions	(.857)	(.464)
Net asset value, end of period	$ 32.17	$ 45.23
Total Return B, C	(27.11)%	(8.64)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.62% A	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63	$ 91
Portfolio turnover rate	47% A	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period December 31, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	7.4	7.6
Fidelity Advisor Mid Cap II Fund Institutional Class	6.3	6.4
Fidelity Broad Market Opportunities Fund	10.4	10.2
Fidelity Disciplined Equity Fund	6.5	6.4
Fidelity Equity-Income Fund	6.2	6.2
Fidelity Large Cap Core Enhanced Index Fund	10.0	10.3
Fidelity Small Cap Opportunities Fund	4.2	4.2
	51.0	51.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.5	12.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.6	3.6
Fidelity Strategic Income Fund	3.7	3.6
	7.3	7.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.4
Fidelity Strategic Real Return Fund	5.2	5.4
Fidelity Total Bond Fund	16.4	16.1
	27.0	26.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	1.1	1.1
Fidelity Short-Term Bond Fund	1.1	1.0
	2.2	2.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	51.0%
International Equity Funds	12.5%
High Yield Fixed-Income Funds	7.3%
Investment Grade Fixed-Income Funds	27.0%
Short-Term Funds	2.2%

Six months ago
Domestic Equity Funds	51.3%
International Equity Funds	12.5%
High Yield Fixed-Income Funds	7.2%
Investment Grade Fixed-Income Funds	26.9%
Short-Term Funds	2.1%

Expected
Domestic Equity Funds	51.7%
International Equity Funds	12.9%
High Yield Fixed-Income Funds	6.9%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	2.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2008. The current allocation is based on the fund's holdings as of January 31, 2009. The expected allocation represents the fund's anticipated allocation at July 31, 2009.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 63.5%
	Shares	Value
Domestic Equity Funds - 51.0%
Fidelity 100 Index Fund	19,040	$ 114,813
Fidelity Advisor Mid Cap II Fund Institutional Class	9,955	98,354
Fidelity Broad Market Opportunities Fund	29,197	162,629
Fidelity Disciplined Equity Fund	6,147	100,694
Fidelity Equity-Income Fund	3,499	96,151
Fidelity Large Cap Core Enhanced Index Fund	26,567	156,477
Fidelity Small Cap Opportunities Fund	12,869	65,245
TOTAL DOMESTIC EQUITY FUNDS		794,363
International Equity Funds - 12.5%
Fidelity Advisor International Discovery Fund Institutional Class	9,287	195,205
TOTAL EQUITY FUNDS (Cost $1,458,403)		989,568
Fixed-Income Funds - 34.3%

High Yield Fixed-Income Funds - 7.3%
Fidelity Capital & Income Fund	10,132	56,536
Fidelity Strategic Income Fund	6,492	56,739
TOTAL HIGH YIELD FIXED-INCOME FUNDS		113,275

	Shares	Value
Investment Grade Fixed-Income Funds - 27.0%
Fidelity Government Income Fund	7,769	$ 83,516
Fidelity Strategic Real Return Fund	12,012	81,560
Fidelity Total Bond Fund	27,492	255,951
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		421,027
TOTAL FIXED-INCOME FUNDS (Cost $594,421)		534,302
Short-Term Funds - 2.2%

Fidelity Institutional Money Market Portfolio Institutional Class	17,099	17,099
Fidelity Short-Term Bond Fund	2,144	17,087
TOTAL SHORT-TERM FUNDS (Cost $34,974)		34,186
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,087,798)		$ 1,558,056
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,558,056	$ 1,558,056	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $2,087,798) - See accompanying schedule	$ 1,558,056
Cash	39
Total assets	1,558,095

Liabilities
Distribution fees payable	100

Net Assets	$ 1,557,995
Net Assets consist of:
Paid in capital	$ 2,105,886
Undistributed net investment income	613
Accumulated undistributed net realized gain (loss) on investments	(18,762)
Net unrealized appreciation (depreciation) on investments	(529,742)
Net Assets	$ 1,557,995

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($97,079 ÷ 3,026.9 shares)	$ 32.07

Maximum offering price per share (100/94.25 of $32.07)	$ 34.03
Class T: Net Asset Value and redemption price per share ($62,634 ÷ 1,952.8 shares)	$ 32.07

Maximum offering price per share (100/96.50 of $32.07)	$ 33.23

Class C: Net Asset Value and offering price per share ($62,292 ÷ 1,942.2 shares) A	$ 32.07

Income Replacement 2042: Net Asset Value, offering price and redemption price per share ($1,273,013 ÷ 39,688.7 shares)	$ 32.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($62,977 ÷ 1,963.5 shares)	$ 32.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 21,922

Expenses
Distribution fees	$ 661
Independent trustees' compensation	2
Total expenses before reductions	663
Expense reductions	(2)	661
Net investment income (loss)		21,261
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(17,621)
Capital gain distributions from underlying funds	5,703	(11,918)
Change in net unrealized appreciation (depreciation) on underlying funds		(418,729)
Net gain (loss)		(430,647)
Net increase (decrease) in net assets resulting from operations		$ (409,386)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	For the period December 31, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,261	$ 11,229
Net realized gain (loss)	(11,918)	107
Change in net unrealized appreciation (depreciation)	(418,729)	(111,013)
Net increase (decrease) in net assets resulting from operations	(409,386)	(99,677)
Distributions to shareholders from net investment income	(21,098)	(10,780)
Distributions to shareholders from net realized gain	(6,906)	-
Total distributions	(28,004)	(10,780)
Share transactions - net increase (decrease)	662,057	1,443,785
Total increase (decrease) in net assets	224,667	1,333,328

Net Assets
Beginning of period	1,333,328	-
End of period (including undistributed net investment income of $613 and undistributed net investment income of $450, respectively)	$ 1,557,995	$ 1,333,328

Financial Highlights - Class A

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.600	.425
Net realized and unrealized gain (loss)	(12.936)	(4.836)
Total from investment operations	(12.336)	(4.411)
Distributions from net investment income	(.594)	(.389)
Distributions from net realized gain	(.200)	-
Total distributions	(.794)	(.389)
Net asset value, end of period	$ 32.07	$ 45.20
Total Return B, C, D	(27.40)%	(8.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	3.26% A	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 97	$ 91
Portfolio turnover rate	35% A	8% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period December 31, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.559	.365
Net realized and unrealized gain (loss)	(12.936)	(4.852)
Total from investment operations	(12.377)	(4.487)
Distributions from net investment income	(.543)	(.323)
Distributions from net realized gain	(.200)	-
Total distributions	(.743)	(.323)
Net asset value, end of period	$ 32.07	$ 45.19
Total Return B, C, D	(27.48)%	(9.00)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	3.01% A	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63	$ 91
Portfolio turnover rate	35% A	8% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period December 31, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.465	.226
Net realized and unrealized gain (loss)	(12.937)	(4.846)
Total from investment operations	(12.472)	(4.620)
Distributions from net investment income	(.448)	(.190)
Distributions from net realized gain	(.200)	-
Total distributions	(.648)	(.190)
Net asset value, end of period	$ 32.07	$ 45.19
Total Return B, C, D	(27.67)%	(9.25)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	2.50% A	.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 62	$ 91
Portfolio turnover rate	35% A	8% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period December 31, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2042

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.636	.496
Net realized and unrealized gain (loss)	(12.926)	(4.840)
Total from investment operations	(12.290)	(4.344)
Distributions from net investment income	(.640)	(.456)
Distributions from net realized gain	(.200)	-
Total distributions	(.840)	(.456)
Net asset value, end of period	$ 32.07	$ 45.20
Total Return B, C	(27.31)%	(8.72)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.51% A	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,273	$ 969
Portfolio turnover rate	35% A	8% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period December 31, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.652	.504
Net realized and unrealized gain (loss)	(12.942)	(4.848)
Total from investment operations	(12.290)	(4.344)
Distributions from net investment income	(.640)	(.456)
Distributions from net realized gain	(.200)	-
Total distributions	(.840)	(.456)
Net asset value, end of period	$ 32.07	$ 45.20
Total ReturnB, C	(27.31)%	(8.72)%
Ratios to Average Net AssetsE, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.51% A	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63	$ 91
Portfolio turnover rate	35% A	8% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period December 31, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

1. Organization.

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR) and its affiliates.

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund offers Class A, Class T, Class C, Income Replacement and Institutional Class shares, each of which has equal rights as to assets and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for each Fund's investments is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Income Replacement 2016 Fund	$ 10,134,665	$ 35,941	$ (2,113,650)	$ (2,077,709)
Fidelity Income Replacement 2018 Fund	5,822,988	21,667	(1,427,674)	(1,406,007)
Fidelity Income Replacement 2020 Fund	3,305,562	10,041	(677,512)	(667,471)
Fidelity Income Replacement 2022 Fund	4,033,393	14,017	(1,108,545)	(1,094,528)
Fidelity Income Replacement 2024 Fund	1,461,425	4,452	(402,403)	(397,951)
Fidelity Income Replacement 2026 Fund	1,445,167	4,086	(415,632)	(411,546)
Fidelity Income Replacement 2028 Fund	8,248,375	23,662	(2,224,744)	(2,201,082)
Fidelity Income Replacement 2030 Fund	947,752	2,639	(276,953)	(274,314)
Fidelity Income Replacement 2032 Fund	1,131,441	3,263	(353,589)	(350,326)
Fidelity Income Replacement 2034 Fund	1,977,359	4,929	(518,878)	(513,949)
Fidelity Income Replacement 2036 Fund	1,558,189	4,258	(526,469)	(522,211)
Fidelity Income Replacement 2038 Fund	1,730,843	3,985	(538,936)	(534,951)
Fidelity Income Replacement 2040 Fund	1,187,706	2,977	(354,498)	(351,521)
Fidelity Income Replacement 2042 Fund	2,087,812	5,455	(535,211)	(529,756)

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	2,846,980	2,579,027
Fidelity Income Replacement 2018 Fund	1,669,704	2,756,030
Fidelity Income Replacement 2020 Fund	1,661,442	763,616
Fidelity Income Replacement 2022 Fund	534,328	1,951,628
Fidelity Income Replacement 2024 Fund	651,272	590,349
Fidelity Income Replacement 2026 Fund	169,275	358,173
Fidelity Income Replacement 2028 Fund	2,775,496	1,932,186
Fidelity Income Replacement 2030 Fund	274,396	547,846
Fidelity Income Replacement 2032 Fund	377,254	641,088
Fidelity Income Replacement 2034 Fund	1,246,710	282,806
Fidelity Income Replacement 2036 Fund	326,339	492,636
Fidelity Income Replacement 2038 Fund	467,853	297,108
Fidelity Income Replacement 2040 Fund	365,391	221,131
Fidelity Income Replacement 2042 Fund	883,324	222,338

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, Strategic Advisers pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 2,756	$ -
Class T	.25%	.25%	1,448	170
Class C	.75%	.25%	6,745	5,842
			$ 10,949	$ 6,012
Fidelity Income Replacement 2018 Fund
Class A	0%	.25%	$ 1,291	$ 68
Class T	.25%	.25%	330	204
Class C	.75%	.25%	1,620	1,603
			$ 3,241	$ 1,875
Fidelity Income Replacement 2020 Fund
Class A	0%	.25%	$ 592	$ 81
Class T	.25%	.25%	428	196
Class C	.75%	.25%	1,697	1,328
			$ 2,717	$ 1,605
Fidelity Income Replacement 2022 Fund
Class A	0%	.25%	$ 301	$ 95
Class T	.25%	.25%	398	194
Class C	.75%	.25%	501	501
			$ 1,200	$ 790
Fidelity Income Replacement 2024 Fund
Class A	0%	.25%	$ 475	$ 84
Class T	.25%	.25%	208	208
Class C	.75%	.25%	1,029	1,026
			$ 1,712	$ 1,318

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Fidelity Income Replacement 2026 Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 136	$ 98
Class T	.25%	.25%	198	198
Class C	.75%	.25%	1,959	1,622
			$ 2,293	$ 1,918
Fidelity Income Replacement 2028 Fund
Class A	0%	.25%	$ 378	$ 87
Class T	.25%	.25%	1,420	150
Class C	.75%	.25%	621	569
			$ 2,419	$ 806
Fidelity Income Replacement 2030 Fund
Class A	0%	.25%	$ 98	$ 98
Class T	.25%	.25%	260	196
Class C	.75%	.25%	1,211	990
			$ 1,569	$ 1,284
Fidelity Income Replacement 2032 Fund
Class A	0%	.25%	$ 373	$ 91
Class T	.25%	.25%	196	196
Class C	.75%	.25%	507	507
			$ 1,076	$ 794
Fidelity Income Replacement 2034 Fund
Class A	0%	.25%	$ 141	$ 96
Class T	.25%	.25%	196	196
Class C	.75%	.25%	477	477
			$ 814	$ 769
Fidelity Income Replacement 2036 Fund
Class A	0%	.25%	$ 98	$ 98
Class T	.25%	.25%	788	168
Class C	.75%	.25%	478	478
			$ 1,364	$ 744
Fidelity Income Replacement 2038 Fund
Class A	0%	.25%	$ 139	$ 92
Class T	.25%	.25%	188	188
Class C	.75%	.25%	377	377
			$ 704	$ 657
Fidelity Income Replacement 2040 Fund
Class A	0%	.25%	$ 94	$ 94
Class T	.25%	.25%	344	188
Class C	.75%	.25%	376	376
			$ 814	$ 658
Fidelity Income Replacement 2042 Fund
Class A	0%	.25%	$ 97	$ 93
Class T	.25%	.25%	188	188
Class C	.75%	.25%	376	376
			$ 661	$ 657

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 1.00% for Class C, 1.00% to ..50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Retained by FDC
Class A	$ 6,709
Class T	222
Class C*	1,608
$ 8,539
Fidelity Income Replacement 2018 Fund
Class A	$ 1,078
Class C*	429
$ 1,507
Fidelity Income Replacement 2020 Fund
Class A	$ 1,147
Class T	618
Class C*	423
$ 2,188
Fidelity Income Replacement 2022 Fund
Class T	$ 18
Fidelity Income Replacement 2024 Fund
Class A	$ 1,681
Fidelity Income Replacement 2026 Fund
Class C*	$ 98
Fidelity Income Replacement 2036 Fund
Class T	$ 12
Fidelity Income Replacement 2038 Fund
Class A	$ 549
Fidelity Income Replacement 2040 Fund
Class T	$ 301

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

6. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded 0.00% of average net assets plus distribution and service fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement from adviser *
Fidelity Income Replacement 2016 Fund	$ 16
Fidelity Income Replacement 2018 Fund	12
Fidelity Income Replacement 2020 Fund	4
Fidelity Income Replacement 2022 Fund	8
Fidelity Income Replacement 2024 Fund	3
Fidelity Income Replacement 2026 Fund	2
Fidelity Income Replacement 2028 Fund	13
Fidelity Income Replacement 2030 Fund	2
Fidelity Income Replacement 2032 Fund	2
Fidelity Income Replacement 2034 Fund	2
Fidelity Income Replacement 2036 Fund	3
Fidelity Income Replacement 2038 Fund	2
Fidelity Income Replacement 2040 Fund	2
Fidelity Income Replacement 2042 Fund	2

* Represents total amount reimbursed to the Fund. Each class has received its pro-rata allocation of the reimbursement.

Semiannual Report

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Income Replacement 2016 Fund	Income Replacement 2018 Fund	Income Replacement 2028 Fund
Fidelity Broad Market Opportunities Fund	18%	11%	20%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Broad Market Opportunities Fund	100%

In addition, at the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Affiliated %
Fidelity Income Replacement 2024 Fund	19%
Fidelity Income Replacement 2026 Fund	20%
Fidelity Income Replacement 2030 Fund	33%
Fidelity Income Replacement 2032 Fund	28%
Fidelity Income Replacement 2034 Fund	15%
Fidelity Income Replacement 2036 Fund	21%
Fidelity Income Replacement 2038 Fund	21%
Fidelity Income Replacement 2040 Fund	30%
Fidelity Income Replacement 2042 Fund	16%

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008 A
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 39,898	$ 24,373
Class T	8,839	6,831
Class C	16,772	18,135
Income Replacement 2016	73,774	90,325
Institutional Class	2,870	3,781
Total	$ 142,153	$ 143,445
From net realized gain
Class A	$ 24,263	$ 614
Class T	5,452	512
Class C	11,304	2,180
Income Replacement 2016	39,690	9,335
Institutional Class	1,537	282
Total	$ 82,246	$ 12,923
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 17,791	$ 12,180
Class T	2,099	2,589
Class C	4,424	4,326
Income Replacement 2018	69,430	82,709
Institutional Class	6,650	3,472
Total	$ 100,394	$ 105,276

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders - continued

	Six months ended January 31, 2009	Year ended July 31, 2008 A
Fidelity Income Replacement 2018 Fund - continued
From net realized gain
Class A	$ 10,758	$ 262
Class T	1,409	323
Class C	3,429	389
Income Replacement 2018	35,565	6,892
Institutional Class	4,078	262
Total	$ 55,239	$ 8,128
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 8,607	$ 6,115
Class T	2,409	3,050
Class C	4,284	2,845
Income Replacement 2020	23,576	14,934
Institutional Class	2,344	3,046
Total	$ 41,220	$ 29,990
From net realized gain
Class A	$ 5,098	$ 342
Class T	1,321	498
Class C	3,119	510
Income Replacement 2020	11,604	790
Institutional Class	1,146	342
Total	$ 22,288	$ 2,482
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 4,105	$ 4,024
Class T	2,544	2,271
Class C	1,326	1,457
Income Replacement 2022	58,691	69,351
Institutional Class	4,274	5,902
Total	$ 70,940	$ 83,005
From net realized gain
Class A	$ 2,337	$ 341
Class T	1,564	341
Class C	977	341
Income Replacement 2022	29,812	7,075
Institutional Class	2,269	994
Total	$ 36,959	$ 9,092
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 6,874	$ 4,555
Class T	1,332	1,866
Class C	2,747	1,852
Income Replacement 2024	11,403	10,602
Institutional Class	1,455	2,326
Total	$ 23,811	$ 21,201
From net realized gain
Class A	$ 4,699	$ 761
Class T	988	342
Class C	2,338	341
Income Replacement 2024	6,835	1,110
Institutional Class	895	342
Total	$ 15,755	$ 2,896

Semiannual Report

8. Distributions to Shareholders - continued

	Six months ended January 31, 2009	Year ended July 31, 2008 A
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 1,803	$ 2,500
Class T	1,209	1,852
Class C	4,833	5,330
Income Replacement 2026	11,033	10,061
Institutional Class	1,420	2,308
Total	$ 20,298	$ 22,051
From net realized gain
Class A	$ 1,669	$ 407
Class T	1,215	362
Class C	6,011	1,176
Income Replacement 2026	9,322	1,399
Institutional Class	1,222	362
Total	$ 19,439	$ 3,706
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 4,860	$ 3,090
Class T	8,312	3,796
Class C	1,521	1,482
Income Replacement 2028	107,792	67,994
Institutional Class	1,385	2,054
Total	$ 123,870	$ 78,416
From net realized gain
Class A	$ 2,309	$ 322
Class T	4,208	519
Class C	956	321
Income Replacement 2028	50,815	7,120
Institutional Class	613	322
Total	$ 58,901	$ 8,604
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 1,356	$ 2,013
Class T	1,660	1,791
Class C	3,225	3,220
Income Replacement 2030	7,178	5,160
Institutional Class	1,459	2,244
Total	$ 14,878	$ 14,428
From net realized gain
Class A	$ 969	$ 382
Class T	1,279	382
Class C	2,976	905
Income Replacement 2030	6,383	477
Institutional Class	971	382
Total	$ 12,578	$ 2,528
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 4,417	$ 6,514
Class T	1,206	1,757
Class C	1,483	1,307
Income Replacement 2032	9,272	11,580
Institutional Class	1,414	2,212
Total	$ 17,792	$ 23,370

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders - continued

	Six months ended January 31, 2009	Year ended July 31, 2008 A
Fidelity Income Replacement 2032 Fund - continued
From net realized gain
Class A	$ 5,178	$ 1,345
Class T	1,391	382
Class C	1,714	381
Income Replacement 2032	9,682	1,930
Institutional Class	1,399	382
Total	$ 19,364	$ 4,420
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 1,704	$ 2,325
Class T	1,072	1,706
Class C	1,217	1,250
Income Replacement 2034	18,458	8,139
Institutional Class	2,456	2,157
Total	$ 24,907	$ 15,577
From net realized gain
Class A	$ 1,141	$ 402
Class T	784	402
Class C	832	401
Income Replacement 2034	7,750	1,356
Institutional Class	1,570	402
Total	$ 12,077	$ 2,963
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 1,270	$ 1,814
Class T	4,870	4,886
Class C	1,243	1,137
Income Replacement 2036	13,465	16,179
Institutional Class	1,714	2,545
Total	$ 22,562	$ 26,561
From net realized gain
Class A	$ 1,055	$ 381
Class T	4,384	1,187
Class C	1,352	381
Income Replacement 2036	10,310	2,566
Institutional Class	1,319	476
Total	$ 18,420	$ 4,991
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 2,317	$ 745
Class T	1,123	610
Class C	926	363
Income Replacement 2038	17,668	8,501
Institutional Class	1,320	878
Total	$ 23,354	$ 11,097
From net realized gain
Class A	$ 829	$ -
Class T	405	-
Class C	403	-
Income Replacement 2038	5,398	-
Institutional Class	407	-
Total	$ 7,442	$ -

Semiannual Report

8. Distributions to Shareholders - continued

	Six months ended January 31, 2009	Year ended July 31, 2008 A
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 1,219	$ 799
Class T	2,184	766
Class C	921	397
Income Replacement 2040	10,377	5,085
Institutional Class	1,317	932
Total	$ 16,018	$ 7,979
From net realized gain
Class A	$ 426	$ -
Class T	857	-
Class C	423	-
Income Replacement 2040	3,380	-
Institutional Class	427	-
Total	$ 5,513	$ -
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 1,230	$ 781
Class T	1,101	648
Class C	906	381
Income Replacement 2042	16,559	8,054
Institutional Class	1,302	916
Total	$ 21,098	$ 10,780
From net realized gain
Class A	$ 406	$ -
Class T	405	-
Class C	403	-
Income Replacement 2042	5,285	-
Institutional Class	407	-
Total	$ 6,906	$ -

A For the period August 30, 2007 (commencement of operations) to July 31, 2008 for Fidelity Income Replacement 2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2036 Funds and for the period December 31, 2007 (commencement of operations) to July 31, 2008 for Fidelity Income Replacement 2038, 2040 and 2042 Funds.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008 A	Six months ended January 31, 2009	Year ended July 31, 2008 A
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	23,242	51,887	$ 962,723	$ 2,562,164
Reinvestment of distributions	1,472	481	59,456	23,577
Shares redeemed	(9,583)	(6,012)	(408,245)	(294,658)
Net increase (decrease)	15,131	46,356	$ 613,934	$ 2,291,083
Class T
Shares sold	1,082	14,213	$ 42,944	$ 703,303
Reinvestment of distributions	245	126	9,946	6,237
Shares redeemed	(2,534)	(243)	(100,840)	(11,945)
Net increase (decrease)	(1,207)	14,096	$ (47,950)	$ 697,595
Class C
Shares sold	3,903	36,624	$ 182,452	$ 1,842,263
Reinvestment of distributions	602	396	24,460	19,625
Shares redeemed	(12,069)	(3,603)	(487,153)	(178,499)
Net increase (decrease)	(7,564)	33,417	$ (280,241)	$ 1,683,389

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008 A	Six months ended January 31, 2009	Year ended July 31, 2008 A
Income Replacement 2016
Shares sold	22,323	128,125	$ 914,391	$ 6,454,165
Reinvestment of distributions	1,223	282	48,770	14,202
Shares redeemed	(22,006)	(26,243)	(935,887)	(1,295,692)
Net increase (decrease)	1,540	102,164	$ 27,274	$ 5,172,675
Institutional Class
Shares sold	-	3,795	$ -	$ 190,050
Reinvestment of distributions	54	58	2,213	2,900
Shares redeemed	(558)	-	(21,816)	-
Net increase (decrease)	(504)	3,853	$ (19,603)	$ 192,950
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	2,937	24,773	$ 139,389	$ 1,220,917
Reinvestment of distributions	495	151	19,410	7,408
Shares redeemed	(4,315)	(1,591)	(166,275)	(78,122)
Net increase (decrease)	(883)	23,333	$ (7,476)	$ 1,150,203
Class T
Shares sold	-	3,187	$ -	$ 158,040
Reinvestment of distributions	75	49	2,957	2,418
Shares redeemed	(474)	-	(17,917)	-
Net increase (decrease)	(399)	3,236	$ (14,960)	$ 160,458
Class C
Shares sold	1,413	11,169	$ 66,000	$ 549,643
Reinvestment of distributions	113	53	4,383	2,662
Shares redeemed	(2,423)	(3,529)	(99,314)	(172,565)
Net increase (decrease)	(897)	7,693	$ (28,931)	$ 379,740
Income Replacement 2018
Shares sold	15,154	122,952	$ 671,779	$ 6,187,553
Reinvestment of distributions	1,037	278	40,032	13,952
Shares redeemed	(47,667)	(14,368)	(1,902,507)	(704,704)
Net increase (decrease)	(31,476)	108,862	$ (1,190,696)	$ 5,496,801
Institutional Class
Shares sold	6,412	4,519	$ 300,000	$ 225,289
Reinvestment of distributions	44	56	1,778	2,804
Shares redeemed	(2,890)	(60)	(123,692)	(2,900)
Net increase (decrease)	3,566	4,515	$ 178,086	$ 225,193
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	5,470	10,762	$ 210,536	$ 527,052
Reinvestment of distributions	189	71	7,250	3,536
Shares redeemed	(2,130)	(160)	(79,606)	(7,749)
Net increase (decrease)	3,529	10,673	$ 138,180	$ 522,839
Class T
Shares sold	3,129	4,042	$ 117,854	$ 202,738
Reinvestment of distributions	96	71	3,731	3,548
Shares redeemed	(677)	(139)	(24,959)	(6,586)
Net increase (decrease)	2,548	3,974	$ 96,626	$ 199,700
Class C
Shares sold	4,432	5,838	$ 200,984	$ 288,035
Reinvestment of distributions	142	55	5,506	2,753
Shares redeemed	(2,255)	(50)	(90,890)	(2,417)
Net increase (decrease)	2,319	5,843	$ 115,600	$ 288,371
Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008 A	Six months ended January 31, 2009	Year ended July 31, 2008 A
Income Replacement 2020
Shares sold	27,818	28,174	$ 1,183,845	$ 1,389,273
Reinvestment of distributions	389	71	15,099	3,552
Shares redeemed	(14,417)	(2,068)	(627,919)	(99,949)
Net increase (decrease)	13,790	26,177	$ 571,025	$ 1,292,876
Institutional Class
Shares sold	-	3,397	$ -	$ 168,160
Reinvestment of distributions	50	57	1,988	2,822
Shares redeemed	(505)	-	(18,635)	-
Net increase (decrease)	(455)	3,454	$ (16,647)	$ 170,982
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	-	6,185	$ -	$ 306,290
Reinvestment of distributions	72	48	2,792	2,394
Shares redeemed	(999)	(93)	(36,715)	(4,482)
Net increase (decrease)	(927)	6,140	$ (33,923)	$ 304,202
Class T
Shares sold	76	3,924	$ 3,458	$ 195,654
Reinvestment of distributions	107	53	4,108	2,613
Shares redeemed	(598)	-	(21,708)	-
Net increase (decrease)	(415)	3,977	$ (14,142)	$ 198,267
Class C
Shares sold	-	2,513	$ -	$ 125,050
Reinvestment of distributions	47	35	1,819	1,733
Shares redeemed	(388)	-	(14,252)	-
Net increase (decrease)	(341)	2,548	$ (12,433)	$ 126,783
Income Replacement 2022
Shares sold	4,323	114,310	$ 165,602	$ 5,694,740
Reinvestment of distributions	820	193	31,629	9,783
Shares redeemed	(38,891)	(15,364)	(1,507,769)	(754,411)
Net increase (decrease)	(33,748)	99,139	$ (1,310,538)	$ 4,950,112
Institutional Class
Shares sold	-	5,837	$ -	$ 300,050
Reinvestment of distributions	51	52	1,986	2,619
Shares redeemed	(861)	-	(31,269)	-
Net increase (decrease)	(810)	5,889	$ (29,283)	$ 302,669
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	4,906	6,152	$ 215,614	$ 310,133
Reinvestment of distributions	280	95	10,472	4,738
Shares redeemed	(3,574)	(155)	(128,388)	(7,496)
Net increase (decrease)	1,612	6,092	$ 97,698	$ 307,375
Class T
Shares sold	-	2,001	$ -	$ 99,021
Reinvestment of distributions	62	44	2,320	2,208
Net increase (decrease)	62	2,045	$ 2,320	$ 101,229
Class C
Shares sold	468	4,943	$ 21,192	$ 242,316
Reinvestment of distributions	83	40	3,064	2,004
Shares redeemed	(831)	(20)	(29,962)	(939)
Net increase (decrease)	(280)	4,963	$ (5,706)	$ 243,381

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008 A	Six months ended January 31, 2009	Year ended July 31, 2008 A
Income Replacement 2024
Shares sold	7,049	18,071	$ 310,848	$ 894,960
Reinvestment of distributions	271	80	10,041	3,983
Shares redeemed	(8,901)	(2,959)	(337,401)	(140,970)
Net increase (decrease)	(1,581)	15,192	$ (16,512)	$ 757,973
Institutional Class
Shares sold	-	2,001	$ -	$ 100,277
Reinvestment of distributions	62	53	2,350	2,668
Shares redeemed	(304)	-	(10,907)	-
Net increase (decrease)	(242)	2,054	$ (8,557)	$ 102,945
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	-	2,750	$ -	$ 136,448
Reinvestment of distributions	89	58	3,471	2,907
Shares redeemed	(418)	-	(14,740)	-
Net increase (decrease)	(329)	2,808	$ (11,269)	$ 139,355
Class T
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	62	44	2,424	2,214
Shares redeemed	(304)	-	(10,717)	-
Net increase (decrease)	(242)	2,045	$ (8,293)	$ 102,264
Class C
Shares sold	-	10,559	$ -	$ 527,050
Reinvestment of distributions	277	131	10,844	6,505
Shares redeemed	(2,089)	(307)	(77,159)	(14,828)
Net increase (decrease)	(1,812)	10,383	$ (66,315)	$ 518,727
Income Replacement 2026
Shares sold	735	17,326	$ 26,000	$ 852,072
Reinvestment of distributions	413	117	16,244	5,806
Shares redeemed	(3,037)	(693)	(124,181)	(33,589)
Net increase (decrease)	(1,889)	16,750	$ (81,937)	$ 824,289
Institutional Class
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	68	53	2,641	2,670
Shares redeemed	(306)	-	(10,784)	-
Net increase (decrease)	(238)	2,054	$ (8,143)	$ 102,720
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	-	7,922	$ -	$ 392,531
Reinvestment of distributions	193	69	7,169	3,412
Shares redeemed	(1,388)	(65)	(49,775)	(3,072)
Net increase (decrease)	(1,195)	7,926	$ (42,606)	$ 392,871
Class T
Shares sold	3,593	13,004	$ 161,040	$ 639,428
Reinvestment of distributions	179	58	6,571	2,913
Shares redeemed	(4,396)	(120)	(153,469)	(5,688)
Net increase (decrease)	(624)	12,942	$ 14,142	$ 636,653
Class C
Shares sold	-	3,181	$ -	$ 157,488
Reinvestment of distributions	46	31	1,708	1,557
Shares redeemed	(473)	-	(16,660)	-
Net increase (decrease)	(427)	3,212	$ (14,952)	$ 159,045

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008 A	Six months ended January 31, 2009	Year ended July 31, 2008 A
Income Replacement 2028
Shares sold	47,141	148,761	$ 1,975,460	$ 7,341,752
Reinvestment of distributions	1,989	196	72,186	9,925
Shares redeemed	(29,539)	(19,359)	(1,129,563)	(940,882)
Net increase (decrease)	19,591	129,598	$ 918,083	$ 6,410,795
Institutional Class
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	54	48	1,998	2,376
Shares redeemed	(303)	-	(10,699)	-
Net increase (decrease)	(249)	2,049	$ (8,701)	$ 102,426
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	60	48	2,325	2,395
Shares redeemed	(305)	-	(10,582)	-
Net increase (decrease)	(245)	2,049	$ (8,257)	$ 102,445
Class T
Shares sold	671	2,001	$ 30,925	$ 100,050
Reinvestment of distributions	66	43	2,566	2,173
Shares redeemed	(418)	-	(14,553)	-
Net increase (decrease)	319	2,044	$ 18,938	$ 102,223
Class C
Shares sold	-	6,410	$ -	$ 322,141
Reinvestment of distributions	160	83	6,201	4,124
Shares redeemed	(1,076)	(120)	(37,841)	(5,838)
Net increase (decrease)	(916)	6,373	$ (31,640)	$ 320,427
Income Replacement 2030
Shares sold	3,051	14,029	$ 135,867	$ 682,104
Reinvestment of distributions	226	72	9,243	3,547
Shares redeemed	(9,178)	(87)	(380,709)	(4,166)
Net increase (decrease)	(5,901)	14,014	$ (235,599)	$ 681,485
Institutional Class
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	63	53	2,431	2,627
Shares redeemed	(306)	-	(10,616)	-
Net increase (decrease)	(243)	2,054	$ (8,185)	$ 102,677
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	4,297	8,485	$ 200,000	$ 428,673
Reinvestment of distributions	246	158	9,595	7,859
Shares redeemed	(7,557)	-	(312,339)	-
Net increase (decrease)	(3,014)	8,643	$ (102,744)	$ 436,532
Class T
Shares sold	-	2,001	$ -	$ 100,059
Reinvestment of distributions	68	43	2,597	2,138
Shares redeemed	(306)	-	(10,454)	-
Net increase (decrease)	(238)	2,044	$ (7,857)	$ 102,197
Class C
Shares sold	1,093	2,001	$ 45,000	$ 100,059
Reinvestment of distributions	85	34	3,197	1,688
Shares redeemed	(484)	-	(16,576)	-
Net increase (decrease)	694	2,035	$ 31,621	$ 101,747

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008 A	Six months ended January 31, 2009	Year ended July 31, 2008 A
Income Replacement 2032
Shares sold	-	18,568	$ -	$ 934,542
Reinvestment of distributions	367	96	14,235	4,859
Shares redeemed	(5,033)	(2,950)	(177,039)	(142,310)
Net increase (decrease)	(4,666)	15,714	$ (162,804)	$ 797,091
Institutional Class
Shares sold	-	2,001	$ -	$ 100,059
Reinvestment of distributions	73	52	2,812	2,594
Shares redeemed	(307)	-	(10,520)	-
Net increase (decrease)	(234)	2,053	$ (7,708)	$ 102,653
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	-	3,214	$ -	$ 158,381
Reinvestment of distributions	74	55	2,845	2,727
Shares redeemed	(483)	(289)	(16,526)	(14,048)
Net increase (decrease)	(409)	2,980	$ (13,681)	$ 147,060
Class T
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	48	42	1,857	2,108
Shares redeemed	(304)	-	(10,336)	-
Net increase (decrease)	(256)	2,043	$ (8,479)	$ 102,158
Class C
Shares sold	824	2,001	$ 34,000	$ 100,050
Reinvestment of distributions	42	33	1,624	1,652
Shares redeemed	(424)	-	(14,376)	-
Net increase (decrease)	442	2,034	$ 21,248	$ 101,702
Income Replacement 2034
Shares sold	23,367	11,938	$ 974,997	$ 589,565
Reinvestment of distributions	387	100	14,994	4,987
Shares redeemed	(2,789)	(145)	(98,099)	(7,028)
Net increase (decrease)	20,965	11,893	$ 891,892	$ 587,524
Institutional Class
Shares sold	2,039	2,001	$ 95,000	$ 100,050
Reinvestment of distributions	89	51	3,449	2,559
Shares redeemed	(609)	-	(20,678)	-
Net increase (decrease)	1,519	2,052	$ 77,771	$ 102,609
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	66	44	2,325	2,195
Shares redeemed	(305)	-	(10,267)	-
Net increase (decrease)	(239)	2,045	$ (7,942)	$ 102,245
Class T
Shares sold	380	8,360	$ 14,368	$ 427,487
Reinvestment of distributions	182	59	6,318	2,995
Shares redeemed	(1,398)	(139)	(47,657)	(6,726)
Net increase (decrease)	(836)	8,280	$ (26,971)	$ 423,756
Class C
Shares sold	610	2,001	$ 28,630	$ 100,050
Reinvestment of distributions	74	30	2,595	1,518
Shares redeemed	(409)	-	(13,785)	-
Net increase (decrease)	275	2,031	$ 17,440	$ 101,568

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008 A	Six months ended January 31, 2009	Year ended July 31, 2008 A
Income Replacement 2036
Shares sold	726	30,339	$ 32,500	$ 1,531,859
Reinvestment of distributions	361	136	12,546	6,842
Shares redeemed	(4,909)	(9,217)	(170,428)	(447,459)
Net increase (decrease)	(3,822)	21,258	$ (125,382)	$ 1,091,242
Institutional Class
Shares sold	-	2,505	$ -	$ 125,551
Reinvestment of distributions	86	60	3,033	3,020
Shares redeemed	(382)	(10)	(12,841)	(477)
Net increase (decrease)	(296)	2,555	$ (9,808)	$ 128,094
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	2,129	2,001	$ 75,799	$ 100,050
Reinvestment of distributions	68	16	2,348	745
Shares redeemed	(235)	-	(7,668)	-
Net increase (decrease)	1,962	2,017	$ 70,479	$ 100,795
Class T
Shares sold	-	2,001	$ 5	$ 100,050
Reinvestment of distributions	44	13	1,528	610
Shares redeemed	(106)	-	(3,440)	-
Net increase (decrease)	(62)	2,014	$ (1,907)	$ 100,660
Class C
Shares sold	-	2,001	$ 5	$ 100,050
Reinvestment of distributions	39	8	1,330	363
Shares redeemed	(105)	-	(3,423)	-
Net increase (decrease)	(66)	2,009	$ (2,088)	$ 100,413
Income Replacement 2038
Shares sold	3,595	26,117	$ 160,441	$ 1,244,662
Reinvestment of distributions	307	24	10,452	1,115
Shares redeemed	(1,428)	(1,352)	(59,083)	(62,898)
Net increase (decrease)	2,474	24,789	$ 111,810	$ 1,182,879
Institutional Class
Shares sold	-	2,001	$ 296	$ 100,050
Reinvestment of distributions	50	19	1,727	878
Shares redeemed	(106)	-	(3,458)	-
Net increase (decrease)	(56)	2,020	$ (1,435)	$ 100,928
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	47	17	1,645	799
Shares redeemed	(106)	-	(3,434)	-
Net increase (decrease)	(59)	2,018	$ (1,789)	$ 100,849
Class T
Shares sold	1,531	2,913	$ 58,199	$ 143,477
Reinvestment of distributions	88	16	3,041	766
Shares redeemed	(1,110)	-	(35,873)	-
Net increase (decrease)	509	2,929	$ 25,367	$ 144,243
Class C
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	39	8	1,344	397
Shares redeemed	(105)	-	(3,408)	-
Net increase (decrease)	(66)	2,009	$ (2,064)	$ 100,447

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008 A	Six months ended January 31, 2009	Year ended July 31, 2008 A
Income Replacement 2040
Shares sold	5,464	13,341	$ 205,995	$ 638,742
Reinvestment of distributions	237	45	8,123	2,091
Shares redeemed	(2,228)	(172)	(88,723)	(8,085)
Net increase (decrease)	3,473	13,214	$ 125,395	$ 632,748
Institutional Class
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	50	20	1,744	932
Shares redeemed	(106)	-	(3,442)	-
Net increase (decrease)	(56)	2,021	$ (1,698)	$ 100,982
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	1,068	2,001	$ 34,898	$ 100,050
Reinvestment of distributions	48	17	1,636	781
Shares redeemed	(106)	-	(3,422)	-
Net increase (decrease)	1,010	2,018	$ 33,112	$ 100,831
Class T
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	44	14	1,506	648
Shares redeemed	(106)	-	(3,414)	-
Net increase (decrease)	(62)	2,015	$ (1,908)	$ 100,698
Class C
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	39	8	1,309	381
Shares redeemed	(105)	-	(3,396)	-
Net increase (decrease)	(66)	2,009	$ (2,087)	$ 100,431
Income Replacement 2042
Shares sold	20,430	21,824	$ 716,264	$ 1,059,126
Reinvestment of distributions	405	34	13,666	1,577
Shares redeemed	(2,583)	(420)	(95,268)	(19,844)
Net increase (decrease)	18,252	21,438	$ 634,662	$ 1,040,859
Institutional Class
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	49	20	1,709	916
Shares redeemed	(106)	-	(3,431)	-
Net increase (decrease)	(57)	2,021	$ (1,722)	$ 100,966

A For the period August 30, 2007 (commencement of operations) to July 31, 2008 for Fidelity Income Replacement 2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2036 Funds and for the period December 31, 2007 (commencement of operations) to July 31, 2008 for Fidelity Income Replacement 2038, 2040 and 2042 Funds.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
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Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

RW-USAN-0309
1.848177.101

Fidelity Advisor Income Replacement FundsSM -
2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042 -
Class A, Class T and Class C

Semiannual Report

January 31, 2009

Each Class A, Class T, and Class C are
classes of Fidelity Income Replacement FundsSM

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Advisor Income Replacement 2016	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2018	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2020	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2022	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2024	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2026	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2028	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2030	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2032	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2034	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2036	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2038	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2040	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2042	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$ 1,000.00	$ 837.30	$ 1.16
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 836.30	$ 2.31
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 834.20	$ 4.62
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2016	.00%
Actual		$ 1,000.00	$ 838.40	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 838.40	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$ 1,000.00	$ 816.40	$ 1.14
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 815.50	$ 2.29
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 813.50	$ 4.57
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Income Replacement 2018	.00%
Actual		$ 1,000.00	$ 817.40	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 817.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$ 1,000.00	$ 799.90	$ 1.13
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 798.80	$ 2.27
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 796.90	$ 4.53
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2020	.00%
Actual		$ 1,000.00	$ 800.70	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 800.70	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$ 1,000.00	$ 789.50	$ 1.13
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 788.60	$ 2.25
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 786.50	$ 4.50
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2022	.00%
Actual		$ 1,000.00	$ 790.60	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 790.60	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$ 1,000.00	$ 780.60	$ 1.12
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 779.60	$ 2.24
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 777.70	$ 4.48
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Income Replacement 2024	.00%
Actual		$ 1,000.00	$ 781.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 781.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$ 1,000.00	$ 773.70	$ 1.12
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 772.70	$ 2.23
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 770.60	$ 4.46
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2026	.00%
Actual		$ 1,000.00	$ 774.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 774.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$ 1,000.00	$ 767.70	$ 1.11
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 766.60	$ 2.23
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 764.80	$ 4.45
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2028	.00%
Actual		$ 1,000.00	$ 768.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 768.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$ 1,000.00	$ 762.10	$ 1.11
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 760.90	$ 2.22
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 759.20	$ 4.43
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Income Replacement 2030	.00%
Actual		$ 1,000.00	$ 763.10	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 763.10	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$ 1,000.00	$ 755.50	$ 1.11
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 754.70	$ 2.21
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 752.80	$ 4.42
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2032	.00%
Actual		$ 1,000.00	$ 756.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 756.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2034 Fund
Class A	.25%
Actual		$ 1,000.00	$ 748.10	$ 1.10
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 747.00	$ 2.20
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 745.30	$ 4.40
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2034	.00%
Actual		$ 1,000.00	$ 749.10	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 748.90	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$ 1,000.00	$ 740.30	$ 1.10
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 739.50	$ 2.19
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 737.50	$ 4.38
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Income Replacement 2036	.00%
Actual		$ 1,000.00	$ 741.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 741.20	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$ 1,000.00	$ 731.70	$ 1.09
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 730.90	$ 2.18
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 729.10	$ 4.36
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2038	.00%
Actual		$ 1,000.00	$ 732.70	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 732.80	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2040 Fund
Class A	.25%
Actual		$ 1,000.00	$ 727.90	$ 1.09
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 727.00	$ 2.18
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 725.20	$ 4.35
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2040	.00%
Actual		$ 1,000.00	$ 728.90	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 728.90	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$ 1,000.00	$ 726.00	$ 1.09
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 725.20	$ 2.17
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 723.30	$ 4.34
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Income Replacement 2042	.00%
Actual		$ 1,000.00	$ 726.90	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 726.90	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	4.3	4.7
Fidelity Advisor Mid Cap II Fund Institutional Class	3.7	3.9
Fidelity Broad Market Opportunities Fund	6.1	6.2
Fidelity Disciplined Equity Fund	3.8	3.9
Fidelity Equity-Income Fund	3.6	3.8
Fidelity Large Cap Core Enhanced Index Fund	5.9	6.3
Fidelity Small Cap Opportunities Fund	2.5	2.6
	29.9	31.4
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.0	3.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.0	1.2
Fidelity Strategic Income Fund	1.1	1.2
	2.1	2.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.8	7.6
Fidelity Strategic Real Return Fund	7.5	7.6
Fidelity Total Bond Fund	23.7	22.7
	39.0	37.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	13.1	12.6
Fidelity Short-Term Bond Fund	12.9	12.4
	26.0	25.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	29.9%
International Equity Funds	3.0%
High Yield Fixed-Income Funds	2.1%
Investment Grade Fixed-Income Funds	39.0%
Short-Term Funds	26.0%

Six months ago
Domestic Equity Funds	31.4%
International Equity Funds	3.3%
High Yield Fixed-Income Funds	2.4%
Investment Grade Fixed-Income Funds	37.9%
Short-Term Funds	25.0%

Expected
Domestic Equity Funds	28.1%
International Equity Funds	2.7%
High Yield Fixed-Income Funds	0.9%
Investment Grade Fixed-Income Funds	39.8%
Short-Term Funds	28.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2008. The current allocation is based on the fund's holdings as of January 31, 2009. The expected allocation represents the fund's anticipated allocation at July 31, 2009.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 32.9%
	Shares	Value
Domestic Equity Funds - 29.9%
Fidelity 100 Index Fund	57,503	$ 346,743
Fidelity Advisor Mid Cap II Fund Institutional Class	30,186	298,235
Fidelity Broad Market Opportunities Fund	89,000	495,731
Fidelity Disciplined Equity Fund	18,648	305,461
Fidelity Equity-Income Fund	10,652	292,721
Fidelity Large Cap Core Enhanced Index Fund	80,430	473,734
Fidelity Small Cap Opportunities Fund	39,414	199,828
TOTAL DOMESTIC EQUITY FUNDS		2,412,453
International Equity Funds - 3.0%
Fidelity Advisor International Discovery Fund Institutional Class	11,350	238,579
TOTAL EQUITY FUNDS (Cost $4,224,144)		2,651,032
Fixed-Income Funds - 41.1%

High Yield Fixed-Income Funds - 2.1%
Fidelity Capital & Income Fund	14,767	82,400
Fidelity Strategic Income Fund	9,509	83,105
TOTAL HIGH YIELD FIXED-INCOME FUNDS		165,505

	Shares	Value
Investment Grade Fixed-Income Funds - 39.0%
Fidelity Government Income Fund	58,218	$ 625,847
Fidelity Strategic Real Return Fund	89,227	605,855
Fidelity Total Bond Fund	205,402	1,912,292
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,143,994
TOTAL FIXED-INCOME FUNDS (Cost $3,747,419)		3,309,499
Short-Term Funds - 26.0%

Fidelity Institutional Money Market Portfolio Institutional Class	1,055,134	1,055,134
Fidelity Short-Term Bond Fund	130,651	1,041,291
TOTAL SHORT-TERM FUNDS (Cost $2,161,202)		2,096,425
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $10,132,765)		$ 8,056,956
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 8,056,956	$ 8,056,956	$ -	$ -
Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $827 all of which will expire on July 31, 2016.
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $3,751 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $10,132,765) - See accompanying schedule		$ 8,056,956
Cash		10
Receivable for investments sold		7,353
Total assets		8,064,319

Liabilities
Payable for fund shares redeemed	$ 7,919
Distribution fees payable	1,577
Total liabilities		9,496

Net Assets		$ 8,054,823
Net Assets consist of:
Paid in capital		$ 10,331,284
Undistributed net investment income		4,496
Accumulated undistributed net realized gain (loss) on investments		(205,148)
Net unrealized appreciation (depreciation) on investments		(2,075,809)
Net Assets		$ 8,054,823

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,389,095 ÷ 61,487.0 shares)		$ 38.86

Maximum offering price per share (100/94.25 of $38.86)		$ 41.23
Class T: Net Asset Value and redemption price per share ($500,805 ÷ 12,889.0 shares)		$ 38.86

Maximum offering price per share (100/96.50 of $38.86)		$ 40.27

Class C: Net Asset Value and offering price per share ($1,004,261 ÷ 25,852.8 shares)A		$ 38.85

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($4,030,484 ÷ 103,704.2 shares)		$ 38.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($130,178 ÷ 3,349.4 shares)		$ 38.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 152,769

Expenses
Distribution fees	$ 10,949
Independent trustees' compensation	16
Total expenses before reductions	10,965
Expense reductions	(16)	10,949
Net investment income (loss)		141,820
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(175,313)
Capital gain distributions from underlying funds	56,992	(118,321)
Change in net unrealized appreciation (depreciation) on underlying funds		(1,584,351)
Net gain (loss)		(1,702,672)
Net increase (decrease) in net assets resulting from operations		$ (1,560,852)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2016 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 141,820	$ 148,274
Net realized gain (loss)	(118,321)	8,520
Change in net unrealized appreciation (depreciation)	(1,584,351)	(491,458)
Net increase (decrease) in net assets resulting from operations	(1,560,852)	(334,664)
Distributions to shareholders from net investment income	(142,153)	(143,445)
Distributions to shareholders from net realized gain	(82,246)	(12,923)
Total distributions	(224,399)	(156,368)
Share transactions - net increase (decrease)	293,414	10,037,692
Total increase (decrease) in net assets	(1,491,837)	9,546,660

Net Assets
Beginning of period	9,546,660	-
End of period (including undistributed net investment income of $4,496 and undistributed net investment income of $4,829, respectively)	$ 8,054,823	$ 9,546,660

Financial Highlights - Class A

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.714	1.233
Net realized and unrealized gain (loss)	(8.448)	(2.204)
Total from investment operations	(7.734)	(.971)
Distributions from net investment income	(.726)	(1.129)
Distributions from net realized gain	(.440)	(.140)
Total distributions	(1.166)	(1.269)
Net asset value, end of period	$ 38.86	$ 47.76
Total Return B, C, D	(16.27)%	(2.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	3.39% A	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,389	$ 2,214
Portfolio turnover rate	61% A	56% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.75	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.669	1.128
Net realized and unrealized gain (loss)	(8.450)	(2.219)
Total from investment operations	(7.781)	(1.091)
Distributions from net investment income	(.669)	(1.019)
Distributions from net realized gain	(.440)	(.140)
Total distributions	(1.109)	(1.159)
Net asset value, end of period	$ 38.86	$ 47.75
Total Return B, C, D	(16.37)%	(2.26)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	3.14% A	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 501	$ 673
Portfolio turnover rate	61% A	56% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.73	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.568	.904
Net realized and unrealized gain (loss)	(8.451)	(2.227)
Total from investment operations	(7.883)	(1.323)
Distributions from net investment income	(.557)	(.807)
Distributions from net realized gain	(.440)	(.140)
Total distributions	(.997)	(.947)
Net asset value, end of period	$ 38.85	$ 47.73
Total ReturnB, C, D	(16.58)%	(2.71)%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	2.64% A	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,004	$ 1,595
Portfolio turnover rate	61% A	56% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2016

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.776	1.356
Net realized and unrealized gain (loss)	(8.455)	(2.217)
Total from investment operations	(7.679)	(.861)
Distributions from net investment income	(.781)	(1.229)
Distributions from net realized gain	(.440)	(.140)
Total distributions	(1.221)	(1.369)
Net asset value, end of period	$ 38.87	$ 47.77
Total Return B, C	(16.16)%	(1.81)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.64% A	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,030	$ 4,880
Portfolio turnover rate	61% A	56% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.777	1.370
Net realized and unrealized gain (loss)	(8.456)	(2.231)
Total from investment operations	(7.679)	(.861)
Distributions from net investment income	(.781)	(1.229)
Distributions from net realized gain	(.440)	(.140)
Total distributions	(1.221)	(1.369)
Net asset value, end of period	$ 38.87	$ 47.77
Total Return B, C	(16.16)%	(1.81)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.64% A	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 130	$ 184
Portfolio turnover rate	61% A	56% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	5.0	5.4
Fidelity Advisor Mid Cap II Fund Institutional Class	4.3	4.5
Fidelity Broad Market Opportunities Fund	7.2	7.1
Fidelity Disciplined Equity Fund	4.4	4.5
Fidelity Equity-Income Fund	4.2	4.4
Fidelity Large Cap Core Enhanced Index Fund	6.8	7.2
Fidelity Small Cap Opportunities Fund	2.9	2.9
	34.8	36.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.8	4.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.4	1.6
Fidelity Strategic Income Fund	1.5	1.6
	2.9	3.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.3	7.2
Fidelity Strategic Real Return Fund	7.0	7.1
Fidelity Total Bond Fund	22.4	21.3
	36.7	35.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	10.9	10.6
Fidelity Short-Term Bond Fund	10.9	10.5
	21.8	21.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	34.8%
International Equity Funds	3.8%
High Yield Fixed-Income Funds	2.9%
Investment Grade Fixed-Income Funds	36.7%
Short-Term Funds	21.8%

Six months ago
Domestic Equity Funds	36.0%
International Equity Funds	4.1%
High Yield Fixed-Income Funds	3.2%
Investment Grade Fixed-Income Funds	35.6%
Short-Term Funds	21.1%

Expected
Domestic Equity Funds	33.8%
International Equity Funds	3.6%
High Yield Fixed-Income Funds	2.6%
Investment Grade Fixed-Income Funds	36.6%
Short-Term Funds	23.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2008. The current allocation is based on the fund's holdings as of January 31, 2009. The expected allocation represents the fund's anticipated allocation at July 31, 2009.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 38.6%
	Shares	Value
Domestic Equity Funds - 34.8%
Fidelity 100 Index Fund	36,600	$ 220,697
Fidelity Advisor Mid Cap II Fund Institutional Class	19,174	189,442
Fidelity Broad Market Opportunities Fund	56,616	315,351
Fidelity Disciplined Equity Fund	11,881	194,618
Fidelity Equity-Income Fund	6,770	186,027
Fidelity Large Cap Core Enhanced Index Fund	51,139	301,209
Fidelity Small Cap Opportunities Fund	25,088	127,198
TOTAL DOMESTIC EQUITY FUNDS		1,534,542
International Equity Funds - 3.8%
Fidelity Advisor International Discovery Fund Institutional Class	8,020	168,584
TOTAL EQUITY FUNDS (Cost $2,826,566)		1,703,126
Fixed-Income Funds - 39.6%

High Yield Fixed-Income Funds - 2.9%
Fidelity Capital & Income Fund	11,527	64,321
Fidelity Strategic Income Fund	7,504	65,584
TOTAL HIGH YIELD FIXED-INCOME FUNDS		129,905

	Shares	Value
Investment Grade Fixed-Income Funds - 36.7%
Fidelity Government Income Fund	30,065	$ 323,199
Fidelity Strategic Real Return Fund	45,542	309,227
Fidelity Total Bond Fund	105,919	986,110
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,618,536
TOTAL FIXED-INCOME FUNDS (Cost $1,997,902)		1,748,441
Short-Term Funds - 21.8%

Fidelity Institutional Money Market Portfolio Institutional Class	481,419	481,419
Fidelity Short-Term Bond Fund	60,727	483,995
TOTAL SHORT-TERM FUNDS (Cost $995,832)		965,414
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,820,300)		$ 4,416,981
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,416,981	$ 4,416,981	$ -	$ -
Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $62 all of which will expire on July 31, 2016.
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $633 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $5,820,300) - See accompanying schedule		$ 4,416,981
Receivable for investments sold		3,348
Total assets		4,420,329

Liabilities
Payable for fund shares redeemed	$ 3,346
Distribution fees payable	460
Total liabilities		3,806

Net Assets		$ 4,416,523
Net Assets consist of:
Paid in capital		$ 6,349,511
Undistributed net investment income		2,095
Accumulated undistributed net realized gain (loss) on investments		(531,764)
Net unrealized appreciation (depreciation) on investments		(1,403,319)
Net Assets		$ 4,416,523

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($843,399 ÷ 22,449.6 shares)		$ 37.57

Maximum offering price per share (100/94.25 of $37.57)		$ 39.86
Class T: Net Asset Value and redemption price per share ($106,617 ÷ 2,837.2 shares)		$ 37.58

Maximum offering price per share (100/96.50 of $37.58)		$ 38.94

Class C: Net Asset Value and offering price per share ($255,123 ÷ 6,796.5 shares)A		$ 37.54

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($2,907,705 ÷ 77,386.4 shares)		$ 37.57

Institutional Class: Net Asset Value, offering price and redemption price per share ($303,679 ÷ 8,081.5 shares)		$ 37.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 102,149

Expenses
Distribution fees	$ 3,241
Independent trustees' compensation	12
Total expenses before reductions	3,253
Expense reductions	(12)	3,241
Net investment income (loss)		98,908
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(510,323)
Capital gain distributions from underlying funds	34,499	(475,824)
Change in net unrealized appreciation (depreciation) on underlying funds		(993,842)
Net gain (loss)		(1,469,666)
Net increase (decrease) in net assets resulting from operations		$ (1,370,758)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 98,908	$ 108,858
Net realized gain (loss)	(475,824)	8,519
Change in net unrealized appreciation (depreciation)	(993,842)	(409,477)
Net increase (decrease) in net assets resulting from operations	(1,370,758)	(292,100)
Distributions to shareholders from net investment income	(100,394)	(105,276)
Distributions to shareholders from net realized gain	(55,239)	(8,128)
Total distributions	(155,633)	(113,404)
Share transactions - net increase (decrease)	(1,063,977)	7,412,395
Total increase (decrease) in net assets	(2,590,368)	7,006,891

Net Assets
Beginning of period	7,006,891	-
End of period (including undistributed net investment income of $2,095 and undistributed net investment income of $3,581, respectively)	$ 4,416,523	$ 7,006,891

Financial Highlights - Class A

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.684	1.163
Net realized and unrealized gain (loss)	(9.356)	(2.454)
Total from investment operations	(8.672)	(1.291)
Distributions from net investment income	(.738)	(1.119)
Distributions from net realized gain	(.480)	(.130)
Total distributions	(1.218)	(1.249)
Net asset value, end of period	$ 37.57	$ 47.46
Total Return B, C, D	(18.36)%	(2.68)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	3.27% A	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 843	$ 1,107
Portfolio turnover rate	58% A	46% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.631	1.075
Net realized and unrealized gain (loss)	(9.350)	(2.483)
Total from investment operations	(8.719)	(1.408)
Distributions from net investment income	(.681)	(1.002)
Distributions from net realized gain	(.480)	(.130)
Total distributions	(1.161)	(1.132)
Net asset value, end of period	$ 37.58	$ 47.46
Total Return B, C, D	(18.45)%	(2.91)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	3.02% A	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107	$ 154
Portfolio turnover rate	58% A	46% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.41	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.527	.836
Net realized and unrealized gain (loss)	(9.337)	(2.476)
Total from investment operations	(8.810)	(1.640)
Distributions from net investment income	(.580)	(.820)
Distributions from net realized gain	(.480)	(.130)
Total distributions	(1.060)	(.950)
Net asset value, end of period	$ 37.54	$ 47.41
Total Return B, C, D	(18.65)%	(3.36)%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	2.52% A	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 255	$ 365
Portfolio turnover rate	58% A	46% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2018

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.747	1.280
Net realized and unrealized gain (loss)	(9.367)	(2.469)
Total from investment operations	(8.620)	(1.189)
Distributions from net investment income	(.790)	(1.221)
Distributions from net realized gain	(.480)	(.130)
Total distributions	(1.270)	(1.351)
Net asset value, end of period	$ 37.57	$ 47.46
Total Return B, C	(18.26)%	(2.48)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.52% A	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,908	$ 5,167
Portfolio turnover rate	58% A	46% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.47	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.718	1.295
Net realized and unrealized gain (loss)	(9.338)	(2.474)
Total from investment operations	(8.620)	(1.179)
Distributions from net investment income	(.790)	(1.221)
Distributions from net realized gain	(.480)	(.130)
Total distributions	(1.270)	(1.351)
Net asset value, end of period	$ 37.58	$ 47.47
Total Return B, C	(18.25)%	(2.46)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.52% A	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 304	$ 214
Portfolio turnover rate	58% A	46% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	5.6	5.8
Fidelity Advisor Mid Cap II Fund Institutional Class	4.8	4.9
Fidelity Broad Market Opportunities Fund	7.9	7.8
Fidelity Disciplined Equity Fund	4.9	4.9
Fidelity Equity-Income Fund	4.7	4.7
Fidelity Large Cap Core Enhanced Index Fund	7.6	7.9
Fidelity Small Cap Opportunities Fund	3.2	3.2
	38.7	39.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.8	5.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.8	1.9
Fidelity Strategic Income Fund	1.9	2.0
	3.7	3.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.8	6.7
Fidelity Strategic Real Return Fund	6.6	6.7
Fidelity Total Bond Fund	20.8	20.1
	34.2	33.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	9.3	9.3
Fidelity Short-Term Bond Fund	9.3	9.1
	18.6	18.4
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	38.7%
International Equity Funds	4.8%
High Yield Fixed-Income Funds	3.7%
Investment Grade Fixed-Income Funds	34.2%
Short-Term Funds	18.6%

Six months ago
Domestic Equity Funds	39.2%
International Equity Funds	5.0%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	33.5%
Short-Term Funds	18.4%

Expected
Domestic Equity Funds	38.0%
International Equity Funds	4.6%
High Yield Fixed-Income Funds	3.4%
Investment Grade Fixed-Income Funds	34.2%
Short-Term Funds	19.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2008. The current allocation is based on the fund's holdings as of January 31, 2009. The expected allocation represents the fund's anticipated allocation at July 31, 2009.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 43.5%
	Shares	Value
Domestic Equity Funds - 38.7%
Fidelity 100 Index Fund	24,409	$ 147,187
Fidelity Advisor Mid Cap II Fund Institutional Class	12,782	126,291
Fidelity Broad Market Opportunities Fund	37,619	209,539
Fidelity Disciplined Equity Fund	7,890	129,234
Fidelity Equity-Income Fund	4,496	123,552
Fidelity Large Cap Core Enhanced Index Fund	34,063	200,634
Fidelity Small Cap Opportunities Fund	16,652	84,424
TOTAL DOMESTIC EQUITY FUNDS		1,020,861
International Equity Funds - 4.8%
Fidelity Advisor International Discovery Fund Institutional Class	6,010	126,327
TOTAL EQUITY FUNDS (Cost $1,681,365)		1,147,188
Fixed-Income Funds - 37.9%

High Yield Fixed-Income Funds - 3.7%
Fidelity Capital & Income Fund	8,826	49,247
Fidelity Strategic Income Fund	5,683	49,671
TOTAL HIGH YIELD FIXED-INCOME FUNDS		98,918

	Shares	Value
Investment Grade Fixed-Income Funds - 34.2%
Fidelity Government Income Fund	16,661	$ 179,104
Fidelity Strategic Real Return Fund	25,657	174,210
Fidelity Total Bond Fund	58,965	548,964
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		902,278
TOTAL FIXED-INCOME FUNDS (Cost $1,119,011)		1,001,196
Short-Term Funds - 18.6%

Fidelity Institutional Money Market Portfolio Institutional Class	244,960	244,960
Fidelity Short-Term Bond Fund	30,708	244,747
TOTAL SHORT-TERM FUNDS (Cost $502,255)		489,707
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $3,302,631)		$ 2,638,091
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,638,091	$ 2,638,091	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $3,302,631) - See accompanying schedule	$ 2,638,091

Liabilities
Distribution fees payable	456

Net Assets	$ 2,637,635
Net Assets consist of:
Paid in capital	$ 3,380,160
Undistributed net investment income	1,221
Accumulated undistributed net realized gain (loss) on investments	(79,206)
Net unrealized appreciation (depreciation) on investments	(664,540)
Net Assets	$ 2,637,635

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($521,364 ÷ 14,202.1 shares)	$ 36.71

Maximum offering price per share (100/94.25 of $36.71)	$ 38.95
Class T: Net Asset Value and redemption price per share ($239,411 ÷ 6,522.9 shares)	$ 36.70

Maximum offering price per share (100/96.50 of $36.70)	$ 38.03

Class C: Net Asset Value and offering price per share ($299,476 ÷ 8,163.2 shares)A	$ 36.69

Income Replacement 2020: Net Asset Value, offering price and redemption price per share ($1,467,286 ÷ 39,967.3 shares)	$ 36.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($110,098 ÷ 2,998.9 shares)	$ 36.71

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 44,048

Expenses
Distribution fees	$ 2,717
Independent trustees' compensation	4
Total expenses before reductions	2,721
Expense reductions	(4)	2,717
Net investment income (loss)		41,331
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(75,201)
Capital gain distributions from underlying funds	15,095	(60,106)
Change in net unrealized appreciation (depreciation) on underlying funds		(546,102)
Net gain (loss)		(606,208)
Net increase (decrease) in net assets resulting from operations		$ (564,877)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 41,331	$ 31,100
Net realized gain (loss)	(60,106)	6,278
Change in net unrealized appreciation (depreciation)	(546,102)	(118,438)
Net increase (decrease) in net assets resulting from operations	(564,877)	(81,060)
Distributions to shareholders from net investment income	(41,220)	(29,990)
Distributions to shareholders from net realized gain	(22,288)	(2,482)
Total distributions	(63,508)	(32,472)
Share transactions - net increase (decrease)	904,784	2,474,768
Total increase (decrease) in net assets	276,399	2,361,236

Net Assets
Beginning of period	2,361,236	-
End of period (including undistributed net investment income of $1,221 and undistributed net investment income of $1,110, respectively)	$ 2,637,635	$ 2,361,236

Financial Highlights - Class A

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.11	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.680	1.085
Net realized and unrealized gain (loss)	(10.054)	(2.692)
Total from investment operations	(9.374)	(1.607)
Distributions from net investment income	(.666)	(1.113)
Distributions from net realized gain	(.360)	(.170)
Total distributions	(1.026)	(1.283)
Net asset value, end of period	$ 36.71	$ 47.11
Total Return B, C, D	(20.01)%	(3.33)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	3.35% A	2.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 521	$ 503
Portfolio turnover rate	62% A	21% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.10	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.628	.985
Net realized and unrealized gain (loss)	(10.055)	(2.707)
Total from investment operations	(9.427)	(1.722)
Distributions from net investment income	(.613)	(1.008)
Distributions from net realized gain	(.360)	(.170)
Total distributions	(.973)	(1.178)
Net asset value, end of period	$ 36.70	$ 47.10
Total Return B, C, D	(20.12)%	(3.56)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	3.10% A	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 239	$ 187
Portfolio turnover rate	62% A	21% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.08	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.529	.755
Net realized and unrealized gain (loss)	(10.051)	(2.699)
Total from investment operations	(9.522)	(1.944)
Distributions from net investment income	(.508)	(.806)
Distributions from net realized gain	(.360)	(.170)
Total distributions	(.868)	(.976)
Net asset value, end of period	$ 36.69	$ 47.08
Total Return B, C, D	(20.31)%	(3.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	2.60% A	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 299	$ 275
Portfolio turnover rate	62% A	21% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2020

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.730	1.190
Net realized and unrealized gain (loss)	(10.064)	(2.677)
Total from investment operations	(9.334)	(1.487)
Distributions from net investment income	(.716)	(1.223)
Distributions from net realized gain	(.360)	(.170)
Total distributions	(1.076)	(1.393)
Net asset value, end of period	$ 36.71	$ 47.12
Total Return B, C	(19.93)%	(3.10)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.60% A	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,467	$ 1,233
Portfolio turnover rate	62% A	21% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.740	1.215
Net realized and unrealized gain (loss)	(10.074)	(2.702)
Total from investment operations	(9.334)	(1.487)
Distributions from net investment income	(.716)	(1.223)
Distributions from net realized gain	(.360)	(.170)
Total distributions	(1.076)	(1.393)
Net asset value, end of period	$ 36.71	$ 47.12
Total Return B, C	(19.93)%	(3.10)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.60% A	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 110	$ 163
Portfolio turnover rate	62% A	21% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	5.9	6.1
Fidelity Advisor Mid Cap II Fund Institutional Class	5.0	5.1
Fidelity Broad Market Opportunities Fund	8.4	8.2
Fidelity Disciplined Equity Fund	5.2	5.2
Fidelity Equity-Income Fund	5.0	5.0
Fidelity Large Cap Core Enhanced Index Fund	8.0	8.3
Fidelity Small Cap Opportunities Fund	3.4	3.4
	40.9	41.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.5	5.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.0	2.1
Fidelity Strategic Income Fund	2.1	2.2
	4.1	4.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.6	6.5
Fidelity Strategic Real Return Fund	6.3	6.4
Fidelity Total Bond Fund	20.0	19.1
	32.9	32.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.3	8.4
Fidelity Short-Term Bond Fund	8.3	8.3
	16.6	16.7
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	40.9%
International Equity Funds	5.5%
High Yield Fixed-Income Funds	4.1%
Investment Grade Fixed-Income Funds	32.9%
Short-Term Funds	16.6%

Six months ago
Domestic Equity Funds	41.3%
International Equity Funds	5.7%
High Yield Fixed-Income Funds	4.3%
Investment Grade Fixed-Income Funds	32.0%
Short-Term Funds	16.7%

Expected
Domestic Equity Funds	40.8%
International Equity Funds	5.4%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	32.5%
Short-Term Funds	17.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2008. The current allocation is based on the fund's holdings as of January 31, 2009. The expected allocation represents the fund's anticipated allocation at July 31, 2009.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 46.4%
	Shares	Value
Domestic Equity Funds - 40.9%
Fidelity 100 Index Fund	28,633	$ 172,657
Fidelity Advisor Mid Cap II Fund Institutional Class	14,983	148,030
Fidelity Broad Market Opportunities Fund	44,350	247,031
Fidelity Disciplined Equity Fund	9,284	152,074
Fidelity Equity-Income Fund	5,328	146,405
Fidelity Large Cap Core Enhanced Index Fund	39,957	235,348
Fidelity Small Cap Opportunities Fund	19,719	99,977
TOTAL DOMESTIC EQUITY FUNDS		1,201,522
International Equity Funds - 5.5%
Fidelity Advisor International Discovery Fund Institutional Class	7,622	160,224
TOTAL EQUITY FUNDS (Cost $2,274,862)		1,361,746
Fixed-Income Funds - 37.0%

High Yield Fixed-Income Funds - 4.1%
Fidelity Capital & Income Fund	10,796	60,242
Fidelity Strategic Income Fund	7,047	61,587
TOTAL HIGH YIELD FIXED-INCOME FUNDS		121,829

	Shares	Value
Investment Grade Fixed-Income Funds - 32.9%
Fidelity Government Income Fund	18,022	$ 193,738
Fidelity Strategic Real Return Fund	27,140	184,279
Fidelity Total Bond Fund	63,221	588,588
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		966,605
TOTAL FIXED-INCOME FUNDS (Cost $1,253,304)		1,088,434
Short-Term Funds - 16.6%

Fidelity Institutional Money Market Portfolio Institutional Class	244,731	244,731
Fidelity Short-Term Bond Fund	30,609	243,954
TOTAL SHORT-TERM FUNDS (Cost $505,225)		488,685
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $4,033,391)		$ 2,938,865
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,938,865	$ 2,938,865	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $4,033,391) - See accompanying schedule		$ 2,938,865
Receivable for investments sold		2
Total assets		2,938,867

Liabilities
Payable for investments purchased	$ 1
Distribution fees payable	170
Total liabilities		171

Net Assets		$ 2,938,696
Net Assets consist of:
Paid in capital		$ 4,485,070
Undistributed net investment income		1,270
Accumulated undistributed net realized gain (loss) on investments		(453,118)
Net unrealized appreciation (depreciation) on investments		(1,094,526)
Net Assets		$ 2,938,696

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($188,077 ÷ 5,213.6 shares)		$ 36.07

Maximum offering price per share (100/94.25 of $36.07)		$ 38.27
Class T: Net Asset Value and redemption price per share ($128,481 ÷ 3,562.0 shares)		$ 36.07

Maximum offering price per share (100/96.50 of $36.07)		$ 37.38

Class C: Net Asset Value and offering price per share ($79,611 ÷ 2,207.2 shares)A		$ 36.07

Income Replacement 2022: Net Asset Value, offering price and redemption price per share ($2,359,270 ÷ 65,391.5 shares)		$ 36.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($183,257 ÷ 5,079.8 shares)		$ 36.08

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 70,935

Expenses
Distribution fees	$ 1,200
Independent trustees' compensation	8
Total expenses before reductions	1,208
Expense reductions	(8)	1,200
Net investment income (loss)		69,735
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(443,829)
Capital gain distributions from underlying funds	21,178	(422,651)
Change in net unrealized appreciation (depreciation) on underlying funds		(739,034)
Net gain (loss)		(1,161,685)
Net increase (decrease) in net assets resulting from operations		$ (1,091,950)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 69,735	$ 85,480
Net realized gain (loss)	(422,651)	18,940
Change in net unrealized appreciation (depreciation)	(739,034)	(355,492)
Net increase (decrease) in net assets resulting from operations	(1,091,950)	(251,072)
Distributions to shareholders from net investment income	(70,940)	(83,005)
Distributions to shareholders from net realized gain	(36,959)	(9,092)
Total distributions	(107,899)	(92,097)
Share transactions - net increase (decrease)	(1,400,319)	5,882,033
Total increase (decrease) in net assets	(2,600,168)	5,538,864

Net Assets
Beginning of period	5,538,864	-
End of period (including undistributed net investment income of $1,270 and undistributed net investment income of $2,475, respectively)	$ 2,938,696	$ 5,538,864

Financial Highlights - Class A

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.05	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.645	1.087
Net realized and unrealized gain (loss)	(10.491)	(2.853)
Total from investment operations	(9.846)	(1.766)
Distributions from net investment income	(.714)	(1.014)
Distributions from net realized gain	(.420)	(.170)
Total distributions	(1.134)	(1.184)
Net asset value, end of period	$ 36.07	$ 47.05
Total Return B, C, D	(21.05)%	(3.64)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	3.17% A	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 188	$ 289
Portfolio turnover rate	25% A	32% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.593	.982
Net realized and unrealized gain (loss)	(10.481)	(2.862)
Total from investment operations	(9.888)	(1.880)
Distributions from net investment income	(.662)	(.910)
Distributions from net realized gain	(.420)	(.170)
Total distributions	(1.082)	(1.080)
Net asset value, end of period	$ 36.07	$ 47.04
Total Return B, C, D	(21.14)%	(3.87)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	2.92% A	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 128	$ 187
Portfolio turnover rate	25% A	32% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.492	.760
Net realized and unrealized gain (loss)	(10.487)	(2.860)
Total from investment operations	(9.995)	(2.100)
Distributions from net investment income	(.555)	(.690)
Distributions from net realized gain	(.420)	(.170)
Total distributions	(.975)	(.860)
Net asset value, end of period	$ 36.07	$ 47.04
Total ReturnB, C, D	(21.35)%	(4.29)%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	2.42% A	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 80	$ 120
Portfolio turnover rate	25% A	32% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2022

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.706	1.190
Net realized and unrealized gain (loss)	(10.498)	(2.836)
Total from investment operations	(9.792)	(1.646)
Distributions from net investment income	(.768)	(1.124)
Distributions from net realized gain	(.420)	(.170)
Total distributions	(1.188)	(1.294)
Net asset value, end of period	$ 36.08	$ 47.06
Total Return B, C	(20.94)%	(3.41)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.42% A	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,359	$ 4,666
Portfolio turnover rate	25% A	32% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.696	1.208
Net realized and unrealized gain (loss)	(10.488)	(2.854)
Total from investment operations	(9.792)	(1.646)
Distributions from net investment income	(.768)	(1.124)
Distributions from net realized gain	(.420)	(.170)
Total distributions	(1.188)	(1.294)
Net asset value, end of period	$ 36.08	$ 47.06
Total ReturnB, C	(20.94)%	(3.41)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.42% A	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 183	$ 277
Portfolio turnover rate	25% A	32% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.1	6.3
Fidelity Advisor Mid Cap II Fund Institutional Class	5.3	5.3
Fidelity Broad Market Opportunities Fund	8.8	8.5
Fidelity Disciplined Equity Fund	5.4	5.4
Fidelity Equity-Income Fund	5.1	5.2
Fidelity Large Cap Core Enhanced Index Fund	8.3	8.6
Fidelity Small Cap Opportunities Fund	3.5	3.4
	42.5	42.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.2	6.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.2	2.3
Fidelity Strategic Income Fund	2.3	2.4
	4.5	4.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.3	6.2
Fidelity Strategic Real Return Fund	6.0	6.2
Fidelity Total Bond Fund	19.1	18.4
	31.4	30.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.7	7.7
Fidelity Short-Term Bond Fund	7.7	7.6
	15.4	15.3
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	42.5%
International Equity Funds	6.2%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	31.4%
Short-Term Funds	15.4%

Six months ago
Domestic Equity Funds	42.7%
International Equity Funds	6.5%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	30.8%
Short-Term Funds	15.3%

Expected
Domestic Equity Funds	42.6%
International Equity Funds	6.2%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	30.9%
Short-Term Funds	15.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2008. The current allocation is based on the fund's holdings as of January 31, 2009. The expected allocation represents the fund's anticipated allocation at July 31, 2009.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 48.7%
	Shares	Value
Domestic Equity Funds - 42.5%
Fidelity 100 Index Fund	10,694	$ 64,482
Fidelity Advisor Mid Cap II Fund Institutional Class	5,661	55,930
Fidelity Broad Market Opportunities Fund	16,745	93,270
Fidelity Disciplined Equity Fund	3,506	57,435
Fidelity Equity-Income Fund	1,991	54,719
Fidelity Large Cap Core Enhanced Index Fund	15,018	88,457
Fidelity Small Cap Opportunities Fund	7,455	37,794
TOTAL DOMESTIC EQUITY FUNDS		452,087
International Equity Funds - 6.2%
Fidelity Advisor International Discovery Fund Institutional Class	3,151	66,228
TOTAL EQUITY FUNDS (Cost $851,817)		518,315
Fixed-Income Funds - 35.9%

High Yield Fixed-Income Funds - 4.5%
Fidelity Capital & Income Fund	4,288	23,925
Fidelity Strategic Income Fund	2,785	24,341
TOTAL HIGH YIELD FIXED-INCOME FUNDS		48,266

	Shares	Value
Investment Grade Fixed-Income Funds - 31.4%
Fidelity Government Income Fund	6,184	$ 66,479
Fidelity Strategic Real Return Fund	9,325	63,317
Fidelity Total Bond Fund	21,869	203,605
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		333,401
TOTAL FIXED-INCOME FUNDS (Cost $440,737)		381,667
Short-Term Funds - 15.4%

Fidelity Institutional Money Market Portfolio Institutional Class	81,909	81,909
Fidelity Short-Term Bond Fund	10,236	81,583
TOTAL SHORT-TERM FUNDS (Cost $168,871)		163,492
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,461,425)		$ 1,063,474
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,063,474	$ 1,063,474	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $1,461,425) - See accompanying schedule	$ 1,063,474
Cash	72
Total assets	1,063,546

Liabilities
Distribution fees payable	251

Net Assets	$ 1,063,295
Net Assets consist of:
Paid in capital	$ 1,582,847
Undistributed net investment income	426
Accumulated undistributed net realized gain (loss) on investments	(122,027)
Net unrealized appreciation (depreciation) on investments	(397,951)
Net Assets	$ 1,063,295

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($273,841 ÷ 7,705.5 shares)	$ 35.54

Maximum offering price per share (100/94.25 of $35.54)	$ 37.71
Class T: Net Asset Value and redemption price per share ($74,888 ÷ 2,107.2 shares)	$ 35.54

Maximum offering price per share (100/96.50 of $35.54)	$ 36.83

Class C: Net Asset Value and offering price per share ($166,319 ÷ 4,683.8 shares)A	$ 35.51

Income Replacement 2024: Net Asset Value, offering price and redemption price per share ($483,810 ÷ 13,611.7 shares)	$ 35.54

Institutional Class: Net Asset Value, offering price and redemption price per share ($64,437 ÷ 1,813.1 shares)	$ 35.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 25,374

Expenses
Distribution fees	$ 1,712
Independent trustees' compensation	3
Total expenses before reductions	1,715
Expense reductions	(3)	1,712
Net investment income (loss)		23,662
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(113,849)
Capital gain distributions from underlying funds	7,577	(106,272)
Change in net unrealized appreciation (depreciation) on underlying funds		(309,162)
Net gain (loss)		(415,434)
Net increase (decrease) in net assets resulting from operations		$ (391,772)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,662	$ 21,776
Net realized gain (loss)	(106,272)	3,597
Change in net unrealized appreciation (depreciation)	(309,162)	(88,789)
Net increase (decrease) in net assets resulting from operations	(391,772)	(63,416)
Distributions to shareholders from net investment income	(23,811)	(21,201)
Distributions to shareholders from net realized gain	(15,755)	(2,896)
Total distributions	(39,566)	(24,097)
Share transactions - net increase (decrease)	69,243	1,512,903
Total increase (decrease) in net assets	(362,095)	1,425,390

Net Assets
Beginning of period	1,425,390	-
End of period (including undistributed net investment income of $426 and undistributed net investment income of $575, respectively)	$ 1,063,295	$ 1,425,390

Financial Highlights - Class A

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.661	1.063
Net realized and unrealized gain (loss)	(10.917)	(2.884)
Total from investment operations	(10.256)	(1.821)
Distributions from net investment income	(.694)	(1.039)
Distributions from net realized gain	(.480)	(.170)
Total distributions	(1.174)	(1.209)
Net asset value, end of period	$ 35.54	$ 46.97
Total Return B, C, D	(21.94)%	(3.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	3.32% A	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 274	$ 286
Portfolio turnover rate	85% A	41% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.618	.966
Net realized and unrealized gain (loss)	(10.925)	(2.903)
Total from investment operations	(10.307)	(1.937)
Distributions from net investment income	(.643)	(.923)
Distributions from net realized gain	(.480)	(.170)
Total distributions	(1.123)	(1.093)
Net asset value, end of period	$ 35.54	$ 46.97
Total Return B, C, D	(22.04)%	(3.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	3.07% A	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 75	$ 96
Portfolio turnover rate	85% A	41% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.93	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.517	.728
Net realized and unrealized gain (loss)	(10.914)	(2.903)
Total from investment operations	(10.397)	(2.175)
Distributions from net investment income	(.543)	(.725)
Distributions from net realized gain	(.480)	(.170)
Total distributions	(1.023)	(.895)
Net asset value, end of period	$ 35.51	$ 46.93
Total ReturnB, C, D	(22.23)%	(4.45)%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	2.57% A	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 166	$ 233
Portfolio turnover rate	85% A	41% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2024

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.727	1.166
Net realized and unrealized gain (loss)	(10.942)	(2.868)
Total from investment operations	(10.215)	(1.702)
Distributions from net investment income	(.745)	(1.148)
Distributions from net realized gain	(.480)	(.170)
Total distributions	(1.225)	(1.318)
Net asset value, end of period	$ 35.54	$ 46.98
Total Return B, C	(21.85)%	(3.53)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.57% A	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 484	$ 714
Portfolio turnover rate	85% A	41% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.722	1.194
Net realized and unrealized gain (loss)	(10.937)	(2.896)
Total from investment operations	(10.215)	(1.702)
Distributions from net investment income	(.745)	(1.148)
Distributions from net realized gain	(.480)	(.170)
Total distributions	(1.225)	(1.318)
Net asset value, end of period	$ 35.54	$ 46.98
Total Return B, C	(21.85)%	(3.53)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.57% A	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 64	$ 97
Portfolio turnover rate	85% A	41% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.3	6.5
Fidelity Advisor Mid Cap II Fund Institutional Class	5.4	5.5
Fidelity Broad Market Opportunities Fund	9.0	8.7
Fidelity Disciplined Equity Fund	5.6	5.5
Fidelity Equity-Income Fund	5.3	5.4
Fidelity Large Cap Core Enhanced Index Fund	8.6	8.8
Fidelity Small Cap Opportunities Fund	3.7	3.6
	43.9	44.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.1	7.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.4	2.4
Fidelity Strategic Income Fund	2.5	2.5
	4.9	4.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.0	6.0
Fidelity Strategic Real Return Fund	5.8	6.0
Fidelity Total Bond Fund	18.4	18.0
	30.2	30.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.0	7.0
Fidelity Short-Term Bond Fund	6.9	6.8
	13.9	13.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	43.9%
International Equity Funds	7.1%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	30.2%
Short-Term Funds	13.9%

Six months ago
Domestic Equity Funds	44.0%
International Equity Funds	7.3%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	30.0%
Short-Term Funds	13.8%

Expected
Domestic Equity Funds	44.0%
International Equity Funds	7.0%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	29.8%
Short-Term Funds	14.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2008. The current allocation is based on the fund's holdings as of January 31, 2009. The expected allocation represents the fund's anticipated allocation at July 31, 2009.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 51.0%
	Shares	Value
Domestic Equity Funds - 43.9%
Fidelity 100 Index Fund	10,773	$ 64,964
Fidelity Advisor Mid Cap II Fund Institutional Class	5,687	56,191
Fidelity Broad Market Opportunities Fund	16,787	93,506
Fidelity Disciplined Equity Fund	3,517	57,606
Fidelity Equity-Income Fund	2,004	55,076
Fidelity Large Cap Core Enhanced Index Fund	15,101	88,946
Fidelity Small Cap Opportunities Fund	7,451	37,777
TOTAL DOMESTIC EQUITY FUNDS		454,066
International Equity Funds - 7.1%
Fidelity Advisor International Discovery Fund Institutional Class	3,478	73,103
TOTAL EQUITY FUNDS (Cost $875,249)		527,169
Fixed-Income Funds - 35.1%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund	4,469	24,937
Fidelity Strategic Income Fund	2,894	25,296
TOTAL HIGH YIELD FIXED-INCOME FUNDS		50,233

	Shares	Value
Investment Grade Fixed-Income Funds - 30.2%
Fidelity Government Income Fund	5,806	$ 62,417
Fidelity Strategic Real Return Fund	8,830	59,956
Fidelity Total Bond Fund	20,426	190,165
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		312,538
TOTAL FIXED-INCOME FUNDS (Cost $420,788)		362,771
Short-Term Funds - 13.9%

Fidelity Institutional Money Market Portfolio Institutional Class	71,903	71,903
Fidelity Short-Term Bond Fund	9,006	71,778
TOTAL SHORT-TERM FUNDS (Cost $149,008)		143,681
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,445,045)		$ 1,033,621
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,033,621	$ 1,033,621	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $1,445,045) - See accompanying schedule		$ 1,033,621

Liabilities
Payable for investments purchased	$ 2
Distribution fees payable	317
Total liabilities		319

Net Assets		$ 1,033,302
Net Assets consist of:
Paid in capital		$ 1,511,910
Undistributed net investment income		674
Accumulated undistributed net realized gain (loss) on investments		(67,858)
Net unrealized appreciation (depreciation) on investments		(411,424)
Net Assets		$ 1,033,302

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($86,745 ÷ 2,478.6 shares)		$ 35.00

Maximum offering price per share (100/94.25 of $35.00)		$ 37.14
Class T: Net Asset Value and redemption price per share ($63,106 ÷ 1,803.1 shares)		$ 35.00

Maximum offering price per share (100/96.50 of $35.00)		$ 36.27

Class C: Net Asset Value and offering price per share ($299,712 ÷ 8,570.5 shares)A		$ 34.97

Income Replacement 2026: Net Asset Value, offering price and redemption price per share ($520,179 ÷ 14,861.7 shares)		$ 35.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($63,560 ÷ 1,815.9 shares)		$ 35.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 22,665

Expenses
Distribution fees	$ 2,293
Independent trustees' compensation	2
Total expenses before reductions	2,295
Expense reductions	(2)	2,293
Net investment income (loss)		20,372
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(65,073)
Capital gain distributions from underlying funds	6,504	(58,569)
Change in net unrealized appreciation (depreciation) on underlying funds		(304,325)
Net gain (loss)		(362,894)
Net increase (decrease) in net assets resulting from operations		$ (342,522)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,372	$ 22,652
Net realized gain (loss)	(58,569)	14,367
Change in net unrealized appreciation (depreciation)	(304,325)	(107,099)
Net increase (decrease) in net assets resulting from operations	(342,522)	(70,080)
Distributions to shareholders from net investment income	(20,298)	(22,051)
Distributions to shareholders from net realized gain	(19,439)	(3,706)
Total distributions	(39,737)	(25,757)
Share transactions - net increase (decrease)	(175,957)	1,687,355
Total increase (decrease) in net assets	(558,216)	1,591,518

Net Assets
Beginning of period	1,591,518	-
End of period (including undistributed net investment income of $674 and undistributed net investment income of $600, respectively)	$ 1,033,302	$ 1,591,518

Financial Highlights - Class A

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.645	1.076
Net realized and unrealized gain (loss)	(11.111)	(3.105)
Total from investment operations	(10.466)	(2.029)
Distributions from net investment income	(.674)	(1.031)
Distributions from net realized gain	(.620)	(.180)
Total distributions	(1.294)	(1.211)
Net asset value, end of period	$ 35.00	$ 46.76
Total Return B, C, D	(22.63)%	(4.19)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	3.29% A	2.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 87	$ 131
Portfolio turnover rate	26% A	21% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.605	.966
Net realized and unrealized gain (loss)	(11.123)	(3.110)
Total from investment operations	(10.518)	(2.144)
Distributions from net investment income	(.622)	(.916)
Distributions from net realized gain	(.620)	(.180)
Total distributions	(1.242)	(1.096)
Net asset value, end of period	$ 35.00	$ 46.76
Total Return B, C, D	(22.73)%	(4.41)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	3.04% A	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63	$ 96
Portfolio turnover rate	26% A	21% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.72	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.506	.723
Net realized and unrealized gain (loss)	(11.120)	(3.090)
Total from investment operations	(10.614)	(2.367)
Distributions from net investment income	(.516)	(.733)
Distributions from net realized gain	(.620)	(.180)
Total distributions	(1.136)	(.913)
Net asset value, end of period	$ 34.97	$ 46.72
Total ReturnB, C, D	(22.94)%	(4.85)%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	2.54% A	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 300	$ 485
Portfolio turnover rate	26% A	21% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2026

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.695	1.168
Net realized and unrealized gain (loss)	(11.121)	(3.079)
Total from investment operations	(10.426)	(1.911)
Distributions from net investment income	(.724)	(1.139)
Distributions from net realized gain	(.620)	(.180)
Total distributions	(1.344)	(1.319)
Net asset value, end of period	$ 35.00	$ 46.77
Total Return B, C	(22.55)%	(3.96)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.53% A	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 520	$ 783
Portfolio turnover rate	26% A	21% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.704	1.196
Net realized and unrealized gain (loss)	(11.130)	(3.107)
Total from investment operations	(10.426)	(1.911)
Distributions from net investment income	(.724)	(1.139)
Distributions from net realized gain	(.620)	(.180)
Total distributions	(1.344)	(1.319)
Net asset value, end of period	$ 35.00	$ 46.77
Total ReturnB, C	(22.55)%	(3.96)%
Ratios to Average Net AssetsE, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.53% A	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 64	$ 96
Portfolio turnover rate	26% A	21% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.4	6.7
Fidelity Advisor Mid Cap II Fund Institutional Class	5.6	5.6
Fidelity Broad Market Opportunities Fund	9.3	8.8
Fidelity Disciplined Equity Fund	5.7	5.6
Fidelity Equity-Income Fund	5.4	5.4
Fidelity Large Cap Core Enhanced Index Fund	8.8	9.0
Fidelity Small Cap Opportunities Fund	3.7	3.7
	44.9	44.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.8	8.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.6
Fidelity Strategic Income Fund	2.6	2.6
	5.1	5.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.8	5.8
Fidelity Strategic Real Return Fund	5.6	5.8
Fidelity Total Bond Fund	17.7	17.3
	29.1	28.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.6	6.6
Fidelity Short-Term Bond Fund	6.5	6.5
	13.1	13.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	44.9%
International Equity Funds	7.8%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	29.1%
Short-Term Funds	13.1%

Six months ago
Domestic Equity Funds	44.8%
International Equity Funds	8.0%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	28.9%
Short-Term Funds	13.1%

Expected
Domestic Equity Funds	45.0%
International Equity Funds	7.8%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	28.9%
Short-Term Funds	13.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2008. The current allocation is based on the fund's holdings as of January 31, 2009. The expected allocation represents the fund's anticipated allocation at July 31, 2009.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 52.7%
	Shares	Value
Domestic Equity Funds - 44.9%
Fidelity 100 Index Fund	64,337	$ 387,954
Fidelity Advisor Mid Cap II Fund Institutional Class	33,985	335,771
Fidelity Broad Market Opportunities Fund	100,371	559,068
Fidelity Disciplined Equity Fund	21,021	344,326
Fidelity Equity-Income Fund	11,972	328,994
Fidelity Large Cap Core Enhanced Index Fund	90,266	531,669
Fidelity Small Cap Opportunities Fund	44,594	226,094
TOTAL DOMESTIC EQUITY FUNDS		2,713,876
International Equity Funds - 7.8%
Fidelity Advisor International Discovery Fund Institutional Class	22,555	474,096
TOTAL EQUITY FUNDS (Cost $5,038,951)		3,187,972
Fixed-Income Funds - 34.2%

High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund	27,625	154,147
Fidelity Strategic Income Fund	17,827	155,809
TOTAL HIGH YIELD FIXED-INCOME FUNDS		309,956

	Shares	Value
Investment Grade Fixed-Income Funds - 29.1%
Fidelity Government Income Fund	32,638	$ 350,862
Fidelity Strategic Real Return Fund	49,711	337,535
Fidelity Total Bond Fund	115,011	1,070,748
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,759,145
TOTAL FIXED-INCOME FUNDS (Cost $2,395,353)		2,069,101
Short-Term Funds - 13.1%

Fidelity Institutional Money Market Portfolio Institutional Class	395,423	395,423
Fidelity Short-Term Bond Fund	49,535	394,797
TOTAL SHORT-TERM FUNDS (Cost $814,061)		790,220
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,248,365)		$ 6,047,293
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,047,293	$ 6,047,293	$ -	$ -
Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $30 all of which will expire on July 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $8,248,365) - See accompanying schedule		$ 6,047,293
Cash		1
Receivable for investments sold		252
Total assets		6,047,546

Liabilities
Payable for investments purchased	$ 2
Payable for fund shares redeemed	245
Distribution fees payable	331
Total liabilities		578

Net Assets		$ 6,046,968
Net Assets consist of:
Paid in capital		$ 8,568,340
Undistributed net investment income		2,531
Accumulated undistributed net realized gain (loss) on investments		(322,831)
Net unrealized appreciation (depreciation) on investments		(2,201,072)
Net Assets		$ 6,046,968

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($235,476 ÷ 6,730.6 shares)		$ 34.99

Maximum offering price per share (100/94.25 of $34.99)		$ 37.12
Class T: Net Asset Value and redemption price per share ($430,961 ÷ 12,320.4 shares)		$ 34.98

Maximum offering price per share (100/96.50 of $34.98)		$ 36.25

Class C: Net Asset Value and offering price per share ($97,429 ÷ 2,785.3 shares)A		$ 34.98

Income Replacement 2028: Net Asset Value, offering price and redemption price per share ($5,220,164 ÷ 149,189.8 shares)		$ 34.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($62,938 ÷ 1,798.7 shares)		$ 34.99

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 125,664

Expenses
Distribution fees	$ 2,419
Independent trustees' compensation	13
Total expenses before reductions	2,432
Expense reductions	(13)	2,419
Net investment income (loss)		123,245
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(294,228)
Capital gain distributions from underlying funds	36,926	(257,302)
Change in net unrealized appreciation (depreciation) on underlying funds		(1,792,743)
Net gain (loss)		(2,050,045)
Net increase (decrease) in net assets resulting from operations		$ (1,926,800)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 123,245	$ 81,571
Net realized gain (loss)	(257,302)	2,561
Change in net unrealized appreciation (depreciation)	(1,792,743)	(408,329)
Net increase (decrease) in net assets resulting from operations	(1,926,800)	(324,197)
Distributions to shareholders from net investment income	(123,870)	(78,416)
Distributions to shareholders from net realized gain	(58,901)	(8,604)
Total distributions	(182,771)	(87,020)
Share transactions - net increase (decrease)	865,966	7,701,790
Total increase (decrease) in net assets	(1,243,605)	7,290,573

Net Assets
Beginning of period	7,290,573	-
End of period (including undistributed net investment income of $2,531 and undistributed net investment income of $3,156, respectively)	$ 6,046,968	$ 7,290,573

Financial Highlights - Class A

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.81	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.678	.966
Net realized and unrealized gain (loss)	(11.506)	(3.085)
Total from investment operations	(10.828)	(2.119)
Distributions from net investment income	(.662)	(.911)
Distributions from net realized gain	(.330)	(.160)
Total distributions	(.992)	(1.071)
Net asset value, end of period	$ 34.99	$ 46.81
Total Return B, C, D	(23.23)%	(4.36)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	3.39% A	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 235	$ 371
Portfolio turnover rate	56% A	33% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.80	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.624	.847
Net realized and unrealized gain (loss)	(11.505)	(3.079)
Total from investment operations	(10.881)	(2.232)
Distributions from net investment income	(.609)	(.808)
Distributions from net realized gain	(.330)	(.160)
Total distributions	(.939)	(.968)
Net asset value, end of period	$ 34.98	$ 46.80
Total Return B, C, D	(23.34)%	(4.57)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	3.14% A	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 431	$ 606
Portfolio turnover rate	56% A	33% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.79	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.528	.639
Net realized and unrealized gain (loss)	(11.501)	(3.104)
Total from investment operations	(10.973)	(2.465)
Distributions from net investment income	(.507)	(.585)
Distributions from net realized gain	(.330)	(.160)
Total distributions	(.837)	(.745)
Net asset value, end of period	$ 34.98	$ 46.79
Total Return B, C, D	(23.52)%	(5.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	2.64% A	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 97	$ 150
Portfolio turnover rate	56% A	33% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2028

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.719	1.067
Net realized and unrealized gain (loss)	(11.505)	(3.072)
Total from investment operations	(10.786)	(2.005)
Distributions from net investment income	(.714)	(1.015)
Distributions from net realized gain	(.330)	(.160)
Total distributions	(1.044)	(1.175)
Net asset value, end of period	$ 34.99	$ 46.82
Total Return B, C	(23.15)%	(4.14)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.64% A	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,220	$ 6,068
Portfolio turnover rate	56% A	33% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.727	1.101
Net realized and unrealized gain (loss)	(11.513)	(3.106)
Total from investment operations	(10.786)	(2.005)
Distributions from net investment income	(.714)	(1.015)
Distributions from net realized gain	(.330)	(.160)
Total distributions	(1.044)	(1.175)
Net asset value, end of period	$ 34.99	$ 46.82
Total Return B, C	(23.15)%	(4.14)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.64% A	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63	$ 96
Portfolio turnover rate	56% A	33% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.5	6.8
Fidelity Advisor Mid Cap II Fund Institutional Class	5.7	5.6
Fidelity Broad Market Opportunities Fund	9.4	9.0
Fidelity Disciplined Equity Fund	5.8	5.7
Fidelity Equity-Income Fund	5.5	5.5
Fidelity Large Cap Core Enhanced Index Fund	9.0	9.1
Fidelity Small Cap Opportunities Fund	3.8	3.7
	45.7	45.4
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.6	8.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.6	2.7
Fidelity Strategic Income Fund	2.7	2.8
	5.3	5.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.7	5.8
Fidelity Strategic Real Return Fund	5.5	5.7
Fidelity Total Bond Fund	17.3	17.1
	28.5	28.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.0	5.8
Fidelity Short-Term Bond Fund	5.9	5.8
	11.9	11.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	45.7%
International Equity Funds	8.6%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	28.5%
Short-Term Funds	11.9%

Six months ago
Domestic Equity Funds	45.4%
International Equity Funds	8.9%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	28.6%
Short-Term Funds	11.6%

Expected
Domestic Equity Funds	45.8%
International Equity Funds	8.6%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	28.0%
Short-Term Funds	12.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2008. The current allocation is based on the fund's holdings as of January 31, 2009. The expected allocation represents the fund's anticipated allocation at July 31, 2009.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 54.3%
	Shares	Value
Domestic Equity Funds - 45.7%
Fidelity 100 Index Fund	7,283	$ 43,919
Fidelity Advisor Mid Cap II Fund Institutional Class	3,851	38,044
Fidelity Broad Market Opportunities Fund	11,376	63,363
Fidelity Disciplined Equity Fund	2,382	39,021
Fidelity Equity-Income Fund	1,357	37,293
Fidelity Large Cap Core Enhanced Index Fund	10,230	60,257
Fidelity Small Cap Opportunities Fund	5,057	25,640
TOTAL DOMESTIC EQUITY FUNDS		307,537
International Equity Funds - 8.6%
Fidelity Advisor International Discovery Fund Institutional Class	2,749	57,794
TOTAL EQUITY FUNDS (Cost $602,011)		365,331
Fixed-Income Funds - 33.8%

High Yield Fixed-Income Funds - 5.3%
Fidelity Capital & Income Fund	3,207	17,894
Fidelity Strategic Income Fund	2,082	18,196
TOTAL HIGH YIELD FIXED-INCOME FUNDS		36,090

	Shares	Value
Investment Grade Fixed-Income Funds - 28.5%
Fidelity Government Income Fund	3,564	$ 38,318
Fidelity Strategic Real Return Fund	5,404	36,696
Fidelity Total Bond Fund	12,548	116,825
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		191,839
TOTAL FIXED-INCOME FUNDS (Cost $263,414)		227,929
Short-Term Funds - 11.9%

Fidelity Institutional Money Market Portfolio Institutional Class	40,113	40,113
Fidelity Short-Term Bond Fund	5,027	40,065
TOTAL SHORT-TERM FUNDS (Cost $82,316)		80,178
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $947,741)		$ 673,438
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 673,438	$ 673,438	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $947,741) - See accompanying schedule	$ 673,438

Liabilities
Distribution fees payable	219

Net Assets	$ 673,219
Net Assets consist of:
Paid in capital	$ 1,044,610
Undistributed net investment income	235
Accumulated undistributed net realized gain (loss) on investments	(97,323)
Net unrealized appreciation (depreciation) on investments	(274,303)
Net Assets	$ 673,219

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($62,123 ÷ 1,803.4 shares)	$ 34.45

Maximum offering price per share (100/94.25 of $34.45)	$ 36.55
Class T: Net Asset Value and redemption price per share ($81,390 ÷ 2,363.1 shares)	$ 34.44

Maximum offering price per share (100/96.50 of $34.44)	$ 35.69

Class C: Net Asset Value and offering price per share ($187,891 ÷ 5,457.2 shares)A	$ 34.43

Income Replacement 2030: Net Asset Value, offering price and redemption price per share ($279,471 ÷ 8,113.5 shares)	$ 34.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($62,344 ÷ 1,809.9 shares)	$ 34.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 16,135
Interest		2
Total income		16,137

Expenses
Distribution fees	$ 1,569
Independent trustees' compensation	2
Total expenses before reductions	1,571
Expense reductions	(2)	1,569
Net investment income (loss)		14,568
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(97,461)
Capital gain distributions from underlying funds	4,199	(93,262)
Change in net unrealized appreciation (depreciation) on underlying funds		(192,468)
Net gain (loss)		(285,730)
Net increase (decrease) in net assets resulting from operations		$ (271,162)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,568	$ 14,848
Net realized gain (loss)	(93,262)	11,266
Change in net unrealized appreciation (depreciation)	(192,468)	(81,835)
Net increase (decrease) in net assets resulting from operations	(271,162)	(55,721)
Distributions to shareholders from net investment income	(14,878)	(14,428)
Distributions to shareholders from net realized gain	(12,578)	(2,528)
Total distributions	(27,456)	(16,956)
Share transactions - net increase (decrease)	(264,743)	1,309,257
Total increase (decrease) in net assets	(563,361)	1,236,580

Net Assets
Beginning of period	1,236,580	-
End of period (including undistributed net investment income of $235 and undistributed net investment income of $545, respectively)	$ 673,219	$ 1,236,580

Financial Highlights - Class A

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.621	1.034
Net realized and unrealized gain (loss)	(11.595)	(3.239)
Total from investment operations	(10.974)	(2.205)
Distributions from net investment income	(.696)	(.995)
Distributions from net realized gain	(.490)	(.190)
Total distributions	(1.186)	(1.185)
Net asset value, end of period	$ 34.45	$ 46.61
Total Return B, C, D	(23.79)%	(4.55)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	3.15% A	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 62	$ 95
Portfolio turnover rate	57% A	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.570	.920
Net realized and unrealized gain (loss)	(11.603)	(3.234)
Total from investment operations	(11.033)	(2.314)
Distributions from net investment income	(.647)	(.886)
Distributions from net realized gain	(.490)	(.190)
Total distributions	(1.137)	(1.076)
Net asset value, end of period	$ 34.44	$ 46.61
Total Return B, C, D	(23.91)%	(4.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	2.90% A	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 81	$ 95
Portfolio turnover rate	57% A	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.58	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.473	.682
Net realized and unrealized gain (loss)	(11.589)	(3.227)
Total from investment operations	(11.116)	(2.545)
Distributions from net investment income	(.544)	(.685)
Distributions from net realized gain	(.490)	(.190)
Total distributions	(1.034)	(.875)
Net asset value, end of period	$ 34.43	$ 46.58
Total Return B, C, D	(24.08)%	(5.21)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	2.40% A	1.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 188	$ 297
Portfolio turnover rate	57% A	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2030

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.693	1.117
Net realized and unrealized gain (loss)	(11.617)	(3.209)
Total from investment operations	(10.924)	(2.092)
Distributions from net investment income	(.746)	(1.108)
Distributions from net realized gain	(.490)	(.190)
Total distributions	(1.236)	(1.298)
Net asset value, end of period	$ 34.45	$ 46.61
Total Return B, C	(23.69)%	(4.33)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.40% A	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 279	$ 653
Portfolio turnover rate	57% A	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.670	1.149
Net realized and unrealized gain (loss)	(11.594)	(3.241)
Total from investment operations	(10.924)	(2.092)
Distributions from net investment income	(.746)	(1.108)
Distributions from net realized gain	(.490)	(.190)
Total distributions	(1.236)	(1.298)
Net asset value, end of period	$ 34.45	$ 46.61
Total Return B, C	(23.69)%	(4.33)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.40% A	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 62	$ 96
Portfolio turnover rate	57% A	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.6	6.9
Fidelity Advisor Mid Cap II Fund Institutional Class	5.7	5.8
Fidelity Broad Market Opportunities Fund	9.6	9.1
Fidelity Disciplined Equity Fund	5.9	5.8
Fidelity Equity-Income Fund	5.6	5.6
Fidelity Large Cap Core Enhanced Index Fund	9.1	9.3
Fidelity Small Cap Opportunities Fund	3.9	3.7
	46.4	46.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.4	9.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.8	2.9
Fidelity Strategic Income Fund	2.8	2.9
	5.6	5.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.7	5.6
Fidelity Strategic Real Return Fund	5.4	5.6
Fidelity Total Bond Fund	17.3	16.7
	28.4	27.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.0	5.3
Fidelity Short-Term Bond Fund	5.2	5.2
	10.2	10.5
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	46.4%
International Equity Funds	9.4%
High Yield Fixed-Income Funds	5.6%
Investment Grade Fixed-Income Funds	28.4%
Short-Term Funds	10.2%

Six months ago
Domestic Equity Funds	46.2%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	27.9%
Short-Term Funds	10.5%

Expected
Domestic Equity Funds	46.7%
International Equity Funds	9.4%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	27.6%
Short-Term Funds	10.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2008. The current allocation is based on the fund's holdings as of January 31, 2009. The expected allocation represents the fund's anticipated allocation at July 31, 2009.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 55.8%
	Shares	Value
Domestic Equity Funds - 46.4%
Fidelity 100 Index Fund	8,607	$ 51,900
Fidelity Advisor Mid Cap II Fund Institutional Class	4,533	44,790
Fidelity Broad Market Opportunities Fund	13,397	74,621
Fidelity Disciplined Equity Fund	2,808	46,003
Fidelity Equity-Income Fund	1,600	43,968
Fidelity Large Cap Core Enhanced Index Fund	12,061	71,037
Fidelity Small Cap Opportunities Fund	5,941	30,119
TOTAL DOMESTIC EQUITY FUNDS		362,438
International Equity Funds - 9.4%
Fidelity Advisor International Discovery Fund Institutional Class	3,481	73,179
TOTAL EQUITY FUNDS (Cost $739,226)		435,617
Fixed-Income Funds - 34.0%

High Yield Fixed-Income Funds - 5.6%
Fidelity Capital & Income Fund	3,903	21,780
Fidelity Strategic Income Fund	2,540	22,201
TOTAL HIGH YIELD FIXED-INCOME FUNDS		43,981

	Shares	Value
Investment Grade Fixed-Income Funds - 28.4%
Fidelity Government Income Fund	4,108	$ 44,159
Fidelity Strategic Real Return Fund	6,186	42,005
Fidelity Total Bond Fund	14,528	135,255
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		221,419
TOTAL FIXED-INCOME FUNDS (Cost $309,418)		265,400
Short-Term Funds - 10.2%

Fidelity Institutional Money Market Portfolio Institutional Class	39,468	39,468
Fidelity Short-Term Bond Fund	5,098	40,630
TOTAL SHORT-TERM FUNDS (Cost $82,756)		80,098
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,131,400)		$ 781,115
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 781,115	$ 781,115	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $1,131,400) - See accompanying schedule	$ 781,115

Liabilities
Distribution fees payable	153

Net Assets	$ 780,962
Net Assets consist of:
Paid in capital	$ 1,292,260
Undistributed net investment income	438
Accumulated undistributed net realized gain (loss) on investments	(161,451)
Net unrealized appreciation (depreciation) on investments	(350,285)
Net Assets	$ 780,962

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($190,882 ÷ 5,630.0 shares)	$ 33.90

Maximum offering price per share (100/94.25 of $33.90)	$ 35.97
Class T: Net Asset Value and redemption price per share ($61,236 ÷ 1,805.8 shares)	$ 33.91

Maximum offering price per share (100/96.50 of $33.91)	$ 35.14

Class C: Net Asset Value and offering price per share ($92,519 ÷ 2,729.1 shares)A	$ 33.90

Income Replacement 2032: Net Asset Value, offering price and redemption price per share ($374,646 ÷ 11,048.1 shares)	$ 33.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($61,679 ÷ 1,818.8 shares)	$ 33.91

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 18,751

Expenses
Distribution fees	$ 1,076
Independent trustees' compensation	2
Total expenses before reductions	1,078
Expense reductions	(2)	1,076
Net investment income (loss)		17,675
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(158,080)
Capital gain distributions from underlying funds	5,015	(153,065)
Change in net unrealized appreciation (depreciation) on underlying funds		(215,410)
Net gain (loss)		(368,475)
Net increase (decrease) in net assets resulting from operations		$ (350,800)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,675	$ 23,924
Net realized gain (loss)	(153,065)	16,931
Change in net unrealized appreciation (depreciation)	(215,410)	(134,875)
Net increase (decrease) in net assets resulting from operations	(350,800)	(94,020)
Distributions to shareholders from net investment income	(17,792)	(23,370)
Distributions to shareholders from net realized gain	(19,364)	(4,420)
Total distributions	(37,156)	(27,790)
Share transactions - net increase (decrease)	(249,492)	1,540,220
Total increase (decrease) in net assets	(637,448)	1,418,410

Net Assets
Beginning of period	1,418,410	-
End of period (including undistributed net investment income of $438 and undistributed net investment income of $555, respectively)	$ 780,962	$ 1,418,410

Financial Highlights - Class A

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.626	1.019
Net realized and unrealized gain (loss)	(11.866)	(3.322)
Total from investment operations	(11.240)	(2.303)
Distributions from net investment income	(.670)	(.987)
Distributions from net realized gain	(.710)	(.190)
Total distributions	(1.380)	(1.177)
Net asset value, end of period	$ 33.90	$ 46.52
Total Return B, C, D	(24.45)%	(4.75)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	3.13% A	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 191	$ 402
Portfolio turnover rate	68% A	23% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.563	.918
Net realized and unrealized gain (loss)	(11.842)	(3.339)
Total from investment operations	(11.279)	(2.421)
Distributions from net investment income	(.621)	(.869)
Distributions from net realized gain	(.710)	(.190)
Total distributions	(1.331)	(1.059)
Net asset value, end of period	$ 33.91	$ 46.52
Total Return B, C, D	(24.53)%	(4.98)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	2.88% A	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61	$ 95
Portfolio turnover rate	68% A	23% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.51	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.454	.690
Net realized and unrealized gain (loss)	(11.827)	(3.342)
Total from investment operations	(11.373)	(2.652)
Distributions from net investment income	(.527)	(.648)
Distributions from net realized gain	(.710)	(.190)
Total distributions	(1.237)	(.838)
Net asset value, end of period	$ 33.90	$ 46.51
Total Return B, C, D	(24.72)%	(5.42)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	2.38% A	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 93	$ 95
Portfolio turnover rate	68% A	23% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2032

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.670	1.122
Net realized and unrealized gain (loss)	(11.858)	(3.310)
Total from investment operations	(11.188)	(2.188)
Distributions from net investment income	(.722)	(1.092)
Distributions from net realized gain	(.710)	(.190)
Total distributions	(1.432)	(1.282)
Net asset value, end of period	$ 33.91	$ 46.53
Total Return B, C	(24.35)%	(4.53)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.38% A	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 375	$ 731
Portfolio turnover rate	68% A	23% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.662	1.147
Net realized and unrealized gain (loss)	(11.850)	(3.335)
Total from investment operations	(11.188)	(2.188)
Distributions from net investment income	(.722)	(1.092)
Distributions from net realized gain	(.710)	(.190)
Total distributions	(1.432)	(1.282)
Net asset value, end of period	$ 33.91	$ 46.53
Total Return B, C	(24.35)%	(4.53)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.38% A	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 62	$ 96
Portfolio turnover rate	68% A	23% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.8	7.0
Fidelity Advisor Mid Cap II Fund Institutional Class	5.9	6.0
Fidelity Broad Market Opportunities Fund	9.7	9.4
Fidelity Disciplined Equity Fund	6.0	5.9
Fidelity Equity-Income Fund	5.7	5.7
Fidelity Large Cap Core Enhanced Index Fund	9.3	9.5
Fidelity Small Cap Opportunities Fund	3.9	3.8
	47.3	47.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.3	10.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.0	3.0
Fidelity Strategic Income Fund	3.0	3.1
	6.0	6.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.5
Fidelity Strategic Real Return Fund	5.3	5.6
Fidelity Total Bond Fund	16.7	16.3
	27.4	27.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.5	4.2
Fidelity Short-Term Bond Fund	4.5	4.3
	9.0	8.5
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	47.3%
International Equity Funds	10.3%
High Yield Fixed-Income Funds	6.0%
Investment Grade Fixed-Income Funds	27.4%
Short-Term Funds	9.0%

Six months ago
Domestic Equity Funds	47.3%
International Equity Funds	10.7%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	27.4%
Short-Term Funds	8.5%

Expected
Domestic Equity Funds	47.5%
International Equity Funds	10.3%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	9.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2008. The current allocation is based on the fund's holdings as of January 31, 2009. The expected allocation represents the fund's anticipated allocation at July 31, 2009.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 57.6%
	Shares	Value
Domestic Equity Funds - 47.3%
Fidelity 100 Index Fund	16,474	$ 99,338
Fidelity Advisor Mid Cap II Fund Institutional Class	8,677	85,726
Fidelity Broad Market Opportunities Fund	25,518	142,134
Fidelity Disciplined Equity Fund	5,348	87,601
Fidelity Equity-Income Fund	3,054	83,915
Fidelity Large Cap Core Enhanced Index Fund	23,059	135,817
Fidelity Small Cap Opportunities Fund	11,302	57,300
TOTAL DOMESTIC EQUITY FUNDS		691,831
International Equity Funds - 10.3%
Fidelity Advisor International Discovery Fund Institutional Class	7,174	150,804
TOTAL EQUITY FUNDS (Cost $1,286,553)		842,635
Fixed-Income Funds - 33.4%

High Yield Fixed-Income Funds - 6.0%
Fidelity Capital & Income Fund	7,770	43,355
Fidelity Strategic Income Fund	5,038	44,030
TOTAL HIGH YIELD FIXED-INCOME FUNDS		87,385

	Shares	Value
Investment Grade Fixed-Income Funds - 27.4%
Fidelity Government Income Fund	7,425	$ 79,819
Fidelity Strategic Real Return Fund	11,350	77,063
Fidelity Total Bond Fund	26,201	243,934
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		400,816
TOTAL FIXED-INCOME FUNDS (Cost $553,737)		488,201
Short-Term Funds - 9.0%

Fidelity Institutional Money Market Portfolio Institutional Class	66,300	66,300
Fidelity Short-Term Bond Fund	8,315	66,274
TOTAL SHORT-TERM FUNDS (Cost $136,107)		132,574
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,976,397)		$ 1,463,410
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,463,410	$ 1,463,410	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $1,976,397) - See accompanying schedule		$ 1,463,410

Liabilities
Payable for investments purchased	$ 62
Distribution fees payable	122
Total liabilities		184

Net Assets		$ 1,463,226
Net Assets consist of:
Paid in capital		$ 2,010,046
Undistributed net investment income		550
Accumulated undistributed net realized gain (loss) on investments		(34,383)
Net unrealized appreciation (depreciation) on investments		(512,987)
Net Assets		$ 1,463,226

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($86,945 ÷ 2,570.6 shares)		$ 33.82

Maximum offering price per share (100/94.25 of $33.82)		$ 35.88

Class T: Net Asset Value and redemption price per share ($60,426 ÷ 1,786.5 shares)		$ 33.82

Maximum offering price per share (100/96.50 of $33.82)		$ 35.05

Class C: Net Asset Value and offering price per share ($83,740 ÷ 2,475.9 shares)A		$ 33.82

Income Replacement 2034: Net Asset Value, offering price and redemption price per share ($1,111,323 ÷ 32,858.7 shares)		$ 33.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($120,792 ÷ 3,571.2 shares)		$ 33.82

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 25,904

Expenses
Distribution fees	$ 814
Independent trustees' compensation	2
Total expenses before reductions	816
Expense reductions	(2)	814
Net investment income (loss)		25,090
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(38,504)
Capital gain distributions from underlying funds	7,001	(31,503)
Change in net unrealized appreciation (depreciation) on underlying funds		(436,634)
Net gain (loss)		(468,137)
Net increase (decrease) in net assets resulting from operations		$ (443,047)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,090	$ 15,943
Net realized gain (loss)	(31,503)	12,403
Change in net unrealized appreciation (depreciation)	(436,634)	(76,353)
Net increase (decrease) in net assets resulting from operations	(443,047)	(48,007)
Distributions to shareholders from net investment income	(24,907)	(15,577)
Distributions to shareholders from net realized gain	(12,077)	(2,963)
Total distributions	(36,984)	(18,540)
Share transactions - net increase (decrease)	968,751	1,041,053
Total increase (decrease) in net assets	488,720	974,506

Net Assets
Beginning of period	974,506	-
End of period (including undistributed net investment income of $550 and undistributed net investment income of $367, respectively)	$ 1,463,226	$ 974,506

Financial Highlights - Class A

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.689	.994
Net realized and unrealized gain (loss)	(12.265)	(3.438)
Total from investment operations	(11.576)	(2.444)
Distributions from net investment income	(.614)	(.956)
Distributions from net realized gain	(.390)	(.200)
Total distributions	(1.004)	(1.156)
Net asset value, end of period	$ 33.82	$ 46.40
Total Return B, C, D	(25.19)%	(5.04)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	3.54% A	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 87	$ 138
Portfolio turnover rate	41% A	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.639	.875
Net realized and unrealized gain (loss)	(12.269)	(3.431)
Total from investment operations	(11.630)	(2.556)
Distributions from net investment income	(.560)	(.844)
Distributions from net realized gain	(.390)	(.200)
Total distributions	(.950)	(1.044)
Net asset value, end of period	$ 33.82	$ 46.40
Total Return B, C, D	(25.30)%	(5.25)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	3.28% A	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 60	$ 95
Portfolio turnover rate	41% A	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.531	.658
Net realized and unrealized gain (loss)	(12.246)	(3.448)
Total from investment operations	(11.715)	(2.790)
Distributions from net investment income	(.465)	(.620)
Distributions from net realized gain	(.390)	(.200)
Total distributions	(.855)	(.820)
Net asset value, end of period	$ 33.82	$ 46.39
Total Return B, C, D	(25.47)%	(5.70)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	2.79% A	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 84	$ 94
Portfolio turnover rate	41% A	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannnual Report

Financial Highlights - Income Replacement 2034

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.706	1.090
Net realized and unrealized gain (loss)	(12.232)	(3.425)
Total from investment operations	(11.526)	(2.335)
Distributions from net investment income	(.664)	(1.065)
Distributions from net realized gain	(.390)	(.200)
Total distributions	(1.054)	(1.265)
Net asset value, end of period	$ 33.82	$ 46.40
Total Return B, C	(25.09)%	(4.83)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.79% A	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,111	$ 552
Portfolio turnover rate	41% A	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.41	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.722	1.114
Net realized and unrealized gain (loss)	(12.258)	(3.439)
Total from investment operations	(11.536)	(2.325)
Distributions from net investment income	(.664)	(1.065)
Distributions from net realized gain	(.390)	(.200)
Total distributions	(1.054)	(1.265)
Net asset value, end of period	$ 33.82	$ 46.41
Total Return B, C	(25.11)%	(4.81)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.79% A	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 121	$ 95
Portfolio turnover rate	41% A	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.9	7.2
Fidelity Advisor Mid Cap II Fund Institutional Class	6.0	6.1
Fidelity Broad Market Opportunities Fund	10.0	9.6
Fidelity Disciplined Equity Fund	6.2	6.1
Fidelity Equity-Income Fund	5.9	5.9
Fidelity Large Cap Core Enhanced Index Fund	9.5	9.7
Fidelity Small Cap Opportunities Fund	4.1	3.9
	48.6	48.5
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	11.2	11.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.1	3.2
Fidelity Strategic Income Fund	3.1	3.2
	6.2	6.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.5
Fidelity Strategic Real Return Fund	5.2	5.5
Fidelity Total Bond Fund	16.4	16.4
	27.0	27.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	3.5	3.1
Fidelity Short-Term Bond Fund	3.5	3.0
	7.0	6.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	48.6%
International Equity Funds	11.2%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	27.0%
Short-Term Funds	7.0%

Six months ago
Domestic Equity Funds	48.5%
International Equity Funds	11.6%
High Yield Fixed-Income Funds	6.4%
Investment Grade Fixed-Income Funds	27.4%
Short-Term Funds	6.1%

Expected
Domestic Equity Funds	48.6%
International Equity Funds	11.2%
High Yield Fixed-Income Funds	6.0%
Investment Grade Fixed-Income Funds	26.4%
Short-Term Funds	7.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2008. The current allocation is based on the fund's holdings as of January 31, 2009. The expected allocation represents the fund's anticipated allocation at July 31, 2009.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 59.8%
	Shares	Value
Domestic Equity Funds - 48.6%
Fidelity 100 Index Fund	11,911	$ 71,823
Fidelity Advisor Mid Cap II Fund Institutional Class	6,284	62,082
Fidelity Broad Market Opportunities Fund	18,600	103,603
Fidelity Disciplined Equity Fund	3,899	63,866
Fidelity Equity-Income Fund	2,222	61,047
Fidelity Large Cap Core Enhanced Index Fund	16,743	98,617
Fidelity Small Cap Opportunities Fund	8,245	41,802
TOTAL DOMESTIC EQUITY FUNDS		502,840
International Equity Funds - 11.2%
Fidelity Advisor International Discovery Fund Institutional Class	5,531	116,262
TOTAL EQUITY FUNDS (Cost $1,078,547)		619,102
Fixed-Income Funds - 33.2%

High Yield Fixed-Income Funds - 6.2%
Fidelity Capital & Income Fund	5,764	32,162
Fidelity Strategic Income Fund	3,727	32,577
TOTAL HIGH YIELD FIXED-INCOME FUNDS		64,739

	Shares	Value
Investment Grade Fixed-Income Funds - 27.0%
Fidelity Government Income Fund	5,205	$ 55,959
Fidelity Strategic Real Return Fund	7,871	53,445
Fidelity Total Bond Fund	18,288	170,266
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		279,670
TOTAL FIXED-INCOME FUNDS (Cost $404,005)		344,409
Short-Term Funds - 7.0%

Fidelity Institutional Money Market Portfolio Institutional Class	36,235	36,235
Fidelity Short-Term Bond Fund	4,546	36,232
TOTAL SHORT-TERM FUNDS (Cost $75,243)		72,467
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,557,795)		$ 1,035,978
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,035,978	$ 1,035,978	$ -	$ -
Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $20 all of which will expire on July 31, 2016.
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $24,292 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $1,557,795) - See accompanying schedule		$ 1,035,978
Cash		74
Receivable for fund shares sold		135
Other receivables		1,130
Total assets		1,037,317

Liabilities
Payable for investments purchased	$ 134
Distribution fees payable	193
Total liabilities		327

Net Assets		$ 1,036,990
Net Assets consist of:
Paid in capital		$ 1,694,635
Undistributed net investment income		426
Accumulated undistributed net realized gain (loss) on investments		(136,254)
Net unrealized appreciation (depreciation) on investments		(521,817)
Net Assets		$ 1,036,990

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($59,915 ÷ 1,805.5 shares)		$ 33.18

Maximum offering price per share (100/94.25 of $33.18)		$ 35.20
Class T: Net Asset Value and redemption price per share ($246,994 ÷ 7,444.0 shares)		$ 33.18

Maximum offering price per share (100/96.50 of $33.18)		$ 34.38

Class C: Net Asset Value and offering price per share ($76,511 ÷ 2,305.9 shares)A		$ 33.18

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($578,597 ÷ 17,435.3 shares)		$ 33.19

Institutional Class: Net Asset Value, offering price and redemption price per share ($74,973 ÷ 2,259.3 shares)		$ 33.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2009 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 23,747

Expenses
Distribution fees	$ 1,364
Independent trustees' compensation	3
Total expenses before reductions	1,367
Expense reductions	(3)	1,364
Net investment income (loss)		22,383
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(99,681)
Capital gain distributions from underlying funds	6,160	(93,521)
Change in net unrealized appreciation (depreciation) on underlying funds		(376,404)
Net gain (loss)		(469,925)
Net increase (decrease) in net assets resulting from operations		$ (447,542)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,383	$ 27,166
Net realized gain (loss)	(93,521)	(18,929)
Change in net unrealized appreciation (depreciation)	(376,404)	(145,413)
Net increase (decrease) in net assets resulting from operations	(447,542)	(137,176)
Distributions to shareholders from net investment income	(22,562)	(26,561)
Distributions to shareholders from net realized gain	(18,420)	(4,991)
Total distributions	(40,982)	(31,552)
Share transactions - net increase (decrease)	(152,663)	1,846,905
Total increase (decrease) in net assets	(641,187)	1,678,177

Net Assets
Beginning of period	1,678,177	-
End of period (including undistributed net investment income of $426 and undistributed net investment income of $605, respectively)	$ 1,036,990	$ 1,678,177

Financial Highlights - Class A

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.624	.951
Net realized and unrealized gain (loss)	(12.618)	(3.464)
Total from investment operations	(11.994)	(2.513)
Distributions from net investment income	(.656)	(.897)
Distributions from net realized gain	(.570)	(.190)
Total distributions	(1.226)	(1.087)
Net asset value, end of period	$ 33.18	$ 46.40
Total Return B, C, D	(25.97)%	(5.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	3.22% A	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 60	$ 95
Portfolio turnover rate	48% A	44% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.575	.823
Net realized and unrealized gain (loss)	(12.607)	(3.449)
Total from investment operations	(12.032)	(2.626)
Distributions from net investment income	(.608)	(.794)
Distributions from net realized gain	(.570)	(.190)
Total distributions	(1.178)	(.984)
Net asset value, end of period	$ 33.18	$ 46.39
Total Return B, C, D	(26.05)%	(5.39)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	2.98% A	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 247	$ 384
Portfolio turnover rate	48% A	44% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.473	.609
Net realized and unrealized gain (loss)	(12.605)	(3.465)
Total from investment operations	(12.132)	(2.856)
Distributions from net investment income	(.508)	(.564)
Distributions from net realized gain	(.570)	(.190)
Total distributions	(1.078)	(.754)
Net asset value, end of period	$ 33.18	$ 46.39
Total Return B, C, D	(26.25)%	(5.82)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	2.46% A	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 77	$ 94
Portfolio turnover rate	48% A	44% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2036

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.677	1.043
Net realized and unrealized gain (loss)	(12.620)	(3.445)
Total from investment operations	(11.943)	(2.402)
Distributions from net investment income	(.707)	(1.008)
Distributions from net realized gain	(.570)	(.190)
Total distributions	(1.277)	(1.198)
Net asset value, end of period	$ 33.18	$ 46.40
Total Return B, C	(25.85)%	(4.96)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.47% A	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 579	$ 986
Portfolio turnover rate	48% A	44% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.673	1.064
Net realized and unrealized gain (loss)	(12.606)	(3.466)
Total from investment operations	(11.933)	(2.402)
Distributions from net investment income	(.707)	(1.008)
Distributions from net realized gain	(.570)	(.190)
Total distributions	(1.277)	(1.198)
Net asset value, end of period	$ 33.19	$ 46.40
Total Return B, C	(25.88)%	(4.96)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.47% A	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 75	$ 119
Portfolio turnover rate	48% A	44% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	7.2	7.5
Fidelity Advisor Mid Cap II Fund Institutional Class	6.2	6.2
Fidelity Broad Market Opportunities Fund	10.3	9.9
Fidelity Disciplined Equity Fund	6.3	6.3
Fidelity Equity-Income Fund	6.1	6.1
Fidelity Large Cap Core Enhanced Index Fund	9.8	10.1
Fidelity Small Cap Opportunities Fund	4.2	4.1
	50.1	50.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.3	12.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.3	3.4
Fidelity Strategic Income Fund	3.4	3.4
	6.7	6.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.4
Fidelity Strategic Real Return Fund	5.1	5.4
Fidelity Total Bond Fund	16.2	16.0
	26.6	26.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	2.1	2.0
Fidelity Short-Term Bond Fund	2.2	2.0
	4.3	4.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	50.1%
International Equity Funds	12.3%
High Yield Fixed-Income Funds	6.7%
Investment Grade Fixed-Income Funds	26.6%
Short-Term Funds	4.3%

Six months ago
Domestic Equity Funds	50.2%
International Equity Funds	12.2%
High Yield Fixed-Income Funds	6.8%
Investment Grade Fixed-Income Funds	26.8%
Short-Term Funds	4.0%

Expected
Domestic Equity Funds	50.0%
International Equity Funds	12.3%
High Yield Fixed-Income Funds	6.4%
Investment Grade Fixed-Income Funds	26.1%
Short-Term Funds	5.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2008. The current allocation is based on the fund's holdings as of January 31, 2009. The expected allocation represents the fund's anticipated allocation at July 31, 2009.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 62.4%
	Shares	Value
Domestic Equity Funds - 50.1%
Fidelity 100 Index Fund	14,213	$ 85,703
Fidelity Advisor Mid Cap II Fund Institutional Class	7,497	74,066
Fidelity Broad Market Opportunities Fund	22,102	123,109
Fidelity Disciplined Equity Fund	4,625	75,756
Fidelity Equity-Income Fund	2,643	72,616
Fidelity Large Cap Core Enhanced Index Fund	19,913	117,288
Fidelity Small Cap Opportunities Fund	9,811	49,742
TOTAL DOMESTIC EQUITY FUNDS		598,280
International Equity Funds - 12.3%
Fidelity Advisor International Discovery Fund Institutional Class	7,010	147,355
TOTAL EQUITY FUNDS (Cost $1,210,194)		745,635
Fixed-Income Funds - 33.3%

High Yield Fixed-Income Funds - 6.7%
Fidelity Capital & Income Fund	7,104	39,639
Fidelity Strategic Income Fund	4,582	40,044
TOTAL HIGH YIELD FIXED-INCOME FUNDS		79,683

	Shares	Value
Investment Grade Fixed-Income Funds - 26.6%
Fidelity Government Income Fund	5,910	$ 63,529
Fidelity Strategic Real Return Fund	9,025	61,280
Fidelity Total Bond Fund	20,842	194,040
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		318,849
TOTAL FIXED-INCOME FUNDS (Cost $466,711)		398,532
Short-Term Funds - 4.3%

Fidelity Institutional Money Market Portfolio Institutional Class	25,844	25,844
Fidelity Short-Term Bond Fund	3,247	25,881
TOTAL SHORT-TERM FUNDS (Cost $53,410)		51,725
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,730,315)		$ 1,195,892
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,195,892	$ 1,195,892	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $1,730,315) - See accompanying schedule	$ 1,195,892
Cash	39
Other receivables	5,017
Total assets	1,200,948

Liabilities
Distribution fees payable	110

Net Assets	$ 1,200,838
Net Assets consist of:
Paid in capital	$ 1,762,598
Undistributed net investment income	484
Accumulated undistributed net realized gain (loss) on investments	(27,821)
Net unrealized appreciation (depreciation) on investments	(534,423)
Net Assets	$ 1,200,838

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($128,779 ÷ 3,979.0 shares)	$ 32.36

Maximum offering price per share (100/94.25 of $32.36)	$ 34.33
Class T: Net Asset Value and redemption price per share ($63,194 ÷ 1,952.5 shares)	$ 32.37

Maximum offering price per share (100/96.50 of $32.37)	$ 33.54

Class C: Net Asset Value and offering price per share ($62,850 ÷ 1,942.3 shares)A	$ 32.36

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($882,476 ÷ 27,262.7 shares)	$ 32.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($63,539 ÷ 1,963.0 shares)	$ 32.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 24,066

Expenses
Distribution fees	$ 704
Independent trustees' compensation	2
Total expenses before reductions	706
Expense reductions	(2)	704
Net investment income (loss)		23,362
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(24,691)
Capital gain distributions from underlying funds	6,357	(18,334)
Change in net unrealized appreciation (depreciation) on underlying funds		(437,085)
Net gain (loss)		(455,419)
Net increase (decrease) in net assets resulting from operations		$ (432,057)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	For the period December 31, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,362	$ 11,573
Net realized gain (loss)	(18,334)	(1,946)
Change in net unrealized appreciation (depreciation)	(437,085)	(97,338)
Net increase (decrease) in net assets resulting from operations	(432,057)	(87,711)
Distributions to shareholders from net investment income	(23,354)	(11,097)
Distributions to shareholders from net realized gain	(7,442)	-
Total distributions	(30,796)	(11,097)
Share transactions - net increase (decrease)	176,859	1,585,675
Redemption fees	(35)	-
Total increase (decrease) in net assets	(286,029)	1,486,867

Net Assets
Beginning of period	1,486,867	-
End of period (including undistributed net investment income of $484 and undistributed net investment income of $476, respectively)	$ 1,200,838	$ 1,486,867

Financial Highlights - Class A

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.596	.442
Net realized and unrealized gain (loss)	(12.692)	(4.811)
Total from investment operations	(12.096)	(4.369)
Distributions from net investment income	(.603)	(.371)
Distributions from net realized gain	(.200)	-
Total distributions	(.803)	(.371)
Redemption fees added to paid in capital E	(.001)	-
Net asset value, end of period	$ 32.36	$ 45.26
Total Return B, C, D	(26.83)%	(8.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	3.32% A	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 129	$ 91
Portfolio turnover rate	43% A	13% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period December 31, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.576	.373
Net realized and unrealized gain (loss)	(12.711)	(4.809)
Total from investment operations	(12.135)	(4.436)
Distributions from net investment income	(.554)	(.304)
Distributions from net realized gain	(.200)	-
Total distributions	(.754)	(.304)
Redemption fees added to paid in capital E	(.001)	-
Net asset value, end of period	$ 32.37	$ 45.26
Total Return B, C, D	(26.91)%	(8.89)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	3.07% A	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63	$ 91
Portfolio turnover rate	43% A	13% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period December 31, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.24	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.482	.233
Net realized and unrealized gain (loss)	(12.703)	(4.812)
Total from investment operations	(12.221)	(4.579)
Distributions from net investment income	(.458)	(.181)
Distributions from net realized gain	(.200)	-
Total distributions	(.658)	(.181)
Redemption fees added to paid in capital E	(.001)	-
Net asset value, end of period	$ 32.36	$ 45.24
Total Return B, C, D	(27.09)%	(9.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	2.57% A	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63	$ 91
Portfolio turnover rate	43% A	13% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period December 31, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2038

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 45.27	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.668	.502
Net realized and unrealized gain (loss)	(12.718)	(4.795)
Total from investment operations	(12.050)	(4.293)
Distributions from net investment income	(.649)	(.437)
Distributions from net realized gain	(.200)	-
Total distributions	(.849)	(.437)
Redemption fees added to paid in capital D	(.001)	-
Net asset value, end of period	$ 32.37	$ 45.27
Total Return B, C	(26.73)%	(8.61)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.57% A	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 882	$ 1,122
Portfolio turnover rate	43% A	13% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period December 31, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.673	.511
Net realized and unrealized gain (loss)	(12.733)	(4.814)
Total from investment operations	(12.060)	(4.303)
Distributions from net investment income	(.649)	(.437)
Distributions from net realized gain	(.200)	-
Total distributions	(.849)	(.437)
Redemption fees added to paid in capital D	(.001)	-
Net asset value, end of period	$ 32.35	$ 45.26
Total Return B, C	(26.72)%	(8.63)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.57% A	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 64	$ 91
Portfolio turnover rate	43% A	13% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period December 31, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	7.3	7.6
Fidelity Advisor Mid Cap II Fund Institutional Class	6.3	6.3
Fidelity Broad Market Opportunities Fund	10.5	10.1
Fidelity Disciplined Equity Fund	6.4	6.3
Fidelity Equity-Income Fund	6.2	6.2
Fidelity Large Cap Core Enhanced Index Fund	9.9	10.2
Fidelity Small Cap Opportunities Fund	4.2	4.2
	50.8	50.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.5	12.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.4	3.5
Fidelity Strategic Income Fund	3.5	3.5
	6.9	7.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.4
Fidelity Strategic Real Return Fund	5.1	5.4
Fidelity Total Bond Fund	16.3	16.1
	26.7	26.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	1.6	1.4
Fidelity Short-Term Bond Fund	1.5	1.4
	3.1	2.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	50.8%
International Equity Funds	12.5%
High Yield Fixed-Income Funds	6.9%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	3.1%

Six months ago
Domestic Equity Funds	50.9%
International Equity Funds	12.4%
High Yield Fixed-Income Funds	7.0%
Investment Grade Fixed-Income Funds	26.9%
Short-Term Funds	2.8%

Expected
Domestic Equity Funds	51.0%
International Equity Funds	12.8%
High Yield Fixed-Income Funds	6.7%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	3.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2008. The current allocation is based on the fund's holdings as of January 31, 2009. The expected allocation represents the fund's anticipated allocation at July 31, 2009.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 63.3%
	Shares	Value
Domestic Equity Funds - 50.8%
Fidelity 100 Index Fund	10,082	$ 60,791
Fidelity Advisor Mid Cap II Fund Institutional Class	5,320	52,565
Fidelity Broad Market Opportunities Fund	15,698	87,440
Fidelity Disciplined Equity Fund	3,289	53,876
Fidelity Equity-Income Fund	1,875	51,538
Fidelity Large Cap Core Enhanced Index Fund	14,134	83,248
Fidelity Small Cap Opportunities Fund	6,981	35,393
TOTAL DOMESTIC EQUITY FUNDS		424,851
International Equity Funds - 12.5%
Fidelity Advisor International Discovery Fund Institutional Class	4,973	104,538
TOTAL EQUITY FUNDS (Cost $835,958)		529,389
Fixed-Income Funds - 33.6%

High Yield Fixed-Income Funds - 6.9%
Fidelity Capital & Income Fund	5,170	28,849
Fidelity Strategic Income Fund	3,331	29,113
TOTAL HIGH YIELD FIXED-INCOME FUNDS		57,962

	Shares	Value
Investment Grade Fixed-Income Funds - 26.7%
Fidelity Government Income Fund	4,133	$ 44,429
Fidelity Strategic Real Return Fund	6,297	42,760
Fidelity Total Bond Fund	14,578	135,723
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		222,912
TOTAL FIXED-INCOME FUNDS (Cost $324,743)		280,874
Short-Term Funds - 3.1%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	13,003	$ 13,003
Fidelity Short-Term Bond Fund	1,621	12,919
TOTAL SHORT-TERM FUNDS (Cost $26,789)		25,922
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,187,490)		$ 836,185
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 836,185	$ 836,185	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $1,187,490) - See accompanying schedule	$ 836,185
Cash	39
Total assets	836,224

Liabilities
Distribution fees payable	127

Net Assets	$ 836,097
Net Assets consist of:
Paid in capital	$ 1,224,498
Undistributed net investment income	368
Accumulated undistributed net realized gain (loss) on investments	(37,464)
Net unrealized appreciation (depreciation) on investments	(351,305)
Net Assets	$ 836,097

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($63,018 ÷ 1,959.1 shares)	$ 32.17

Maximum offering price per share (100/94.25 of $32.17)	$ 34.13
Class T: Net Asset Value and redemption price per share ($110,626 ÷ 3,439.0 shares)	$ 32.17

Maximum offering price per share (100/96.50 of $32.17)	$ 33.34

Class C: Net Asset Value and offering price per share ($62,504 ÷ 1,943.0 shares)A	$ 32.17

Income Replacement 2040: Net Asset Value, offering price and redemption price per share ($536,758 ÷ 16,686.6 shares)	$ 32.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($63,191 ÷ 1,964.3 shares)	$ 32.17

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 16,863

Expenses
Distribution fees	$ 814
Independent trustees' compensation	2
Total expenses before reductions	816
Expense reductions	(2)	814
Net investment income (loss)		16,049
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(37,296)
Capital gain distributions from underlying funds	4,551	(32,745)
Change in net unrealized appreciation (depreciation) on underlying funds		(274,616)
Net gain (loss)		(307,361)
Net increase (decrease) in net assets resulting from operations		$ (291,312)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	For the period December 31, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,049	$ 8,316
Net realized gain (loss)	(32,745)	812
Change in net unrealized appreciation (depreciation)	(274,616)	(76,689)
Net increase (decrease) in net assets resulting from operations	(291,312)	(67,561)
Distributions to shareholders from net investment income	(16,018)	(7,979)
Distributions to shareholders from net realized gain	(5,513)	-
Total distributions	(21,531)	(7,979)
Share transactions - net increase (decrease)	145,211	1,079,269
Total increase (decrease) in net assets	(167,632)	1,003,729

Net Assets
Beginning of period	1,003,729	-
End of period (including undistributed net investment income of $368 and undistributed net investment income of $337, respectively)	$ 836,097	$ 1,003,729

Financial Highlights - Class A

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.630	.442
Net realized and unrealized gain (loss)	(12.880)	(4.814)
Total from investment operations	(12.250)	(4.372)
Distributions from net investment income	(.600)	(.398)
Distributions from net realized gain	(.210)	-
Total distributions	(.810)	(.398)
Net asset value, end of period	$ 32.17	$ 45.23
Total Return B, C, D	(27.21)%	(8.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	3.37% A	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63	$ 91
Portfolio turnover rate	47% A	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period December 31, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.574	.371
Net realized and unrealized gain (loss)	(12.873)	(4.809)
Total from investment operations	(12.299)	(4.438)
Distributions from net investment income	(.551)	(.332)
Distributions from net realized gain	(.210)	-
Total distributions	(.761)	(.332)
Net asset value, end of period	$ 32.17	$ 45.23
Total Return B, C, D	(27.30)%	(8.90)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	3.12% A	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111	$ 132
Portfolio turnover rate	47% A	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period December 31, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.22	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.490	.234
Net realized and unrealized gain (loss)	(12.875)	(4.816)
Total from investment operations	(12.385)	(4.582)
Distributions from net investment income	(.455)	(.198)
Distributions from net realized gain	(.210)	-
Total distributions	(.665)	(.198)
Net asset value, end of period	$ 32.17	$ 45.22
Total Return B, C, D	(27.48)%	(9.18)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	2.62% A	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63	$ 91
Portfolio turnover rate	47% A	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period December 31, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2040

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.666	.504
Net realized and unrealized gain (loss)	(12.869)	(4.810)
Total from investment operations	(12.203)	(4.306)
Distributions from net investment income	(.647)	(.464)
Distributions from net realized gain	(.210)	-
Total distributions	(.857)	(.464)
Net asset value, end of period	$ 32.17	$ 45.23
Total Return B, C	(27.11)%	(8.64)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.62% A	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 537	$ 598
Portfolio turnover rate	47% A	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period December 31, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.676	.512
Net realized and unrealized gain (loss)	(12.879)	(4.818)
Total from investment operations	(12.203)	(4.306)
Distributions from net investment income	(.647)	(.464)
Distributions from net realized gain	(.210)	-
Total distributions	(.857)	(.464)
Net asset value, end of period	$ 32.17	$ 45.23
Total Return B, C	(27.11)%	(8.64)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.62% A	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63	$ 91
Portfolio turnover rate	47% A	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period December 31, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	7.4	7.6
Fidelity Advisor Mid Cap II Fund Institutional Class	6.3	6.4
Fidelity Broad Market Opportunities Fund	10.4	10.2
Fidelity Disciplined Equity Fund	6.5	6.4
Fidelity Equity-Income Fund	6.2	6.2
Fidelity Large Cap Core Enhanced Index Fund	10.0	10.3
Fidelity Small Cap Opportunities Fund	4.2	4.2
	51.0	51.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.5	12.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.6	3.6
Fidelity Strategic Income Fund	3.7	3.6
	7.3	7.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.4
Fidelity Strategic Real Return Fund	5.2	5.4
Fidelity Total Bond Fund	16.4	16.1
	27.0	26.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	1.1	1.1
Fidelity Short-Term Bond Fund	1.1	1.0
	2.2	2.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	51.0%
International Equity Funds	12.5%
High Yield Fixed-Income Funds	7.3%
Investment Grade Fixed-Income Funds	27.0%
Short-Term Funds	2.2%

Six months ago
Domestic Equity Funds	51.3%
International Equity Funds	12.5%
High Yield Fixed-Income Funds	7.2%
Investment Grade Fixed-Income Funds	26.9%
Short-Term Funds	2.1%

Expected
Domestic Equity Funds	51.7%
International Equity Funds	12.9%
High Yield Fixed-Income Funds	6.9%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	2.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2008. The current allocation is based on the fund's holdings as of January 31, 2009. The expected allocation represents the fund's anticipated allocation at July 31, 2009.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 63.5%
	Shares	Value
Domestic Equity Funds - 51.0%
Fidelity 100 Index Fund	19,040	$ 114,813
Fidelity Advisor Mid Cap II Fund Institutional Class	9,955	98,354
Fidelity Broad Market Opportunities Fund	29,197	162,629
Fidelity Disciplined Equity Fund	6,147	100,694
Fidelity Equity-Income Fund	3,499	96,151
Fidelity Large Cap Core Enhanced Index Fund	26,567	156,477
Fidelity Small Cap Opportunities Fund	12,869	65,245
TOTAL DOMESTIC EQUITY FUNDS		794,363
International Equity Funds - 12.5%
Fidelity Advisor International Discovery Fund Institutional Class	9,287	195,205
TOTAL EQUITY FUNDS (Cost $1,458,403)		989,568
Fixed-Income Funds - 34.3%

High Yield Fixed-Income Funds - 7.3%
Fidelity Capital & Income Fund	10,132	56,536
Fidelity Strategic Income Fund	6,492	56,739
TOTAL HIGH YIELD FIXED-INCOME FUNDS		113,275

	Shares	Value
Investment Grade Fixed-Income Funds - 27.0%
Fidelity Government Income Fund	7,769	$ 83,516
Fidelity Strategic Real Return Fund	12,012	81,560
Fidelity Total Bond Fund	27,492	255,951
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		421,027
TOTAL FIXED-INCOME FUNDS (Cost $594,421)		534,302
Short-Term Funds - 2.2%

Fidelity Institutional Money Market Portfolio Institutional Class	17,099	17,099
Fidelity Short-Term Bond Fund	2,144	17,087
TOTAL SHORT-TERM FUNDS (Cost $34,974)		34,186
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,087,798)		$ 1,558,056
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,558,056	$ 1,558,056	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $2,087,798) - See accompanying schedule	$ 1,558,056
Cash	39
Total assets	1,558,095

Liabilities
Distribution fees payable	100

Net Assets	$ 1,557,995
Net Assets consist of:
Paid in capital	$ 2,105,886
Undistributed net investment income	613
Accumulated undistributed net realized gain (loss) on investments	(18,762)
Net unrealized appreciation (depreciation) on investments	(529,742)
Net Assets	$ 1,557,995

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($97,079 ÷ 3,026.9 shares)	$ 32.07

Maximum offering price per share (100/94.25 of $32.07)	$ 34.03
Class T: Net Asset Value and redemption price per share ($62,634 ÷ 1,952.8 shares)	$ 32.07

Maximum offering price per share (100/96.50 of $32.07)	$ 33.23

Class C: Net Asset Value and offering price per share ($62,292 ÷ 1,942.2 shares) A	$ 32.07

Income Replacement 2042: Net Asset Value, offering price and redemption price per share ($1,273,013 ÷ 39,688.7 shares)	$ 32.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($62,977 ÷ 1,963.5 shares)	$ 32.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 21,922

Expenses
Distribution fees	$ 661
Independent trustees' compensation	2
Total expenses before reductions	663
Expense reductions	(2)	661
Net investment income (loss)		21,261
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(17,621)
Capital gain distributions from underlying funds	5,703	(11,918)
Change in net unrealized appreciation (depreciation) on underlying funds		(418,729)
Net gain (loss)		(430,647)
Net increase (decrease) in net assets resulting from operations		$ (409,386)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	For the period December 31, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,261	$ 11,229
Net realized gain (loss)	(11,918)	107
Change in net unrealized appreciation (depreciation)	(418,729)	(111,013)
Net increase (decrease) in net assets resulting from operations	(409,386)	(99,677)
Distributions to shareholders from net investment income	(21,098)	(10,780)
Distributions to shareholders from net realized gain	(6,906)	-
Total distributions	(28,004)	(10,780)
Share transactions - net increase (decrease)	662,057	1,443,785
Total increase (decrease) in net assets	224,667	1,333,328

Net Assets
Beginning of period	1,333,328	-
End of period (including undistributed net investment income of $613 and undistributed net investment income of $450, respectively)	$ 1,557,995	$ 1,333,328

Financial Highlights - Class A

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.600	.425
Net realized and unrealized gain (loss)	(12.936)	(4.836)
Total from investment operations	(12.336)	(4.411)
Distributions from net investment income	(.594)	(.389)
Distributions from net realized gain	(.200)	-
Total distributions	(.794)	(.389)
Net asset value, end of period	$ 32.07	$ 45.20
Total Return B, C, D	(27.40)%	(8.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	3.26% A	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 97	$ 91
Portfolio turnover rate	35% A	8% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period December 31, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.559	.365
Net realized and unrealized gain (loss)	(12.936)	(4.852)
Total from investment operations	(12.377)	(4.487)
Distributions from net investment income	(.543)	(.323)
Distributions from net realized gain	(.200)	-
Total distributions	(.743)	(.323)
Net asset value, end of period	$ 32.07	$ 45.19
Total Return B, C, D	(27.48)%	(9.00)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	3.01% A	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63	$ 91
Portfolio turnover rate	35% A	8% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period December 31, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.465	.226
Net realized and unrealized gain (loss)	(12.937)	(4.846)
Total from investment operations	(12.472)	(4.620)
Distributions from net investment income	(.448)	(.190)
Distributions from net realized gain	(.200)	-
Total distributions	(.648)	(.190)
Net asset value, end of period	$ 32.07	$ 45.19
Total Return B, C, D	(27.67)%	(9.25)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	2.50% A	.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 62	$ 91
Portfolio turnover rate	35% A	8% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period December 31, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2042

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.636	.496
Net realized and unrealized gain (loss)	(12.926)	(4.840)
Total from investment operations	(12.290)	(4.344)
Distributions from net investment income	(.640)	(.456)
Distributions from net realized gain	(.200)	-
Total distributions	(.840)	(.456)
Net asset value, end of period	$ 32.07	$ 45.20
Total Return B, C	(27.31)%	(8.72)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.51% A	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,273	$ 969
Portfolio turnover rate	35% A	8% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period December 31, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.652	.504
Net realized and unrealized gain (loss)	(12.942)	(4.848)
Total from investment operations	(12.290)	(4.344)
Distributions from net investment income	(.640)	(.456)
Distributions from net realized gain	(.200)	-
Total distributions	(.840)	(.456)
Net asset value, end of period	$ 32.07	$ 45.20
Total ReturnB, C	(27.31)%	(8.72)%
Ratios to Average Net AssetsE, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.51% A	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63	$ 91
Portfolio turnover rate	35% A	8% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period December 31, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

1. Organization.

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR) and its affiliates.

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund offers Class A, Class T, Class C, Income Replacement and Institutional Class shares, each of which has equal rights as to assets and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for each Fund's investments is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Income Replacement 2016 Fund	$ 10,134,665	$ 35,941	$ (2,113,650)	$ (2,077,709)
Fidelity Income Replacement 2018 Fund	5,822,988	21,667	(1,427,674)	(1,406,007)
Fidelity Income Replacement 2020 Fund	3,305,562	10,041	(677,512)	(667,471)
Fidelity Income Replacement 2022 Fund	4,033,393	14,017	(1,108,545)	(1,094,528)
Fidelity Income Replacement 2024 Fund	1,461,425	4,452	(402,403)	(397,951)
Fidelity Income Replacement 2026 Fund	1,445,167	4,086	(415,632)	(411,546)
Fidelity Income Replacement 2028 Fund	8,248,375	23,662	(2,224,744)	(2,201,082)
Fidelity Income Replacement 2030 Fund	947,752	2,639	(276,953)	(274,314)
Fidelity Income Replacement 2032 Fund	1,131,441	3,263	(353,589)	(350,326)
Fidelity Income Replacement 2034 Fund	1,977,359	4,929	(518,878)	(513,949)
Fidelity Income Replacement 2036 Fund	1,558,189	4,258	(526,469)	(522,211)
Fidelity Income Replacement 2038 Fund	1,730,843	3,985	(538,936)	(534,951)
Fidelity Income Replacement 2040 Fund	1,187,706	2,977	(354,498)	(351,521)
Fidelity Income Replacement 2042 Fund	2,087,812	5,455	(535,211)	(529,756)

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	2,846,980	2,579,027
Fidelity Income Replacement 2018 Fund	1,669,704	2,756,030
Fidelity Income Replacement 2020 Fund	1,661,442	763,616
Fidelity Income Replacement 2022 Fund	534,328	1,951,628
Fidelity Income Replacement 2024 Fund	651,272	590,349
Fidelity Income Replacement 2026 Fund	169,275	358,173
Fidelity Income Replacement 2028 Fund	2,775,496	1,932,186
Fidelity Income Replacement 2030 Fund	274,396	547,846
Fidelity Income Replacement 2032 Fund	377,254	641,088
Fidelity Income Replacement 2034 Fund	1,246,710	282,806
Fidelity Income Replacement 2036 Fund	326,339	492,636
Fidelity Income Replacement 2038 Fund	467,853	297,108
Fidelity Income Replacement 2040 Fund	365,391	221,131
Fidelity Income Replacement 2042 Fund	883,324	222,338

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, Strategic Advisers pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 2,756	$ -
Class T	.25%	.25%	1,448	170
Class C	.75%	.25%	6,745	5,842
			$ 10,949	$ 6,012
Fidelity Income Replacement 2018 Fund
Class A	0%	.25%	$ 1,291	$ 68
Class T	.25%	.25%	330	204
Class C	.75%	.25%	1,620	1,603
			$ 3,241	$ 1,875
Fidelity Income Replacement 2020 Fund
Class A	0%	.25%	$ 592	$ 81
Class T	.25%	.25%	428	196
Class C	.75%	.25%	1,697	1,328
			$ 2,717	$ 1,605
Fidelity Income Replacement 2022 Fund
Class A	0%	.25%	$ 301	$ 95
Class T	.25%	.25%	398	194
Class C	.75%	.25%	501	501
			$ 1,200	$ 790
Fidelity Income Replacement 2024 Fund
Class A	0%	.25%	$ 475	$ 84
Class T	.25%	.25%	208	208
Class C	.75%	.25%	1,029	1,026
			$ 1,712	$ 1,318

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Fidelity Income Replacement 2026 Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 136	$ 98
Class T	.25%	.25%	198	198
Class C	.75%	.25%	1,959	1,622
			$ 2,293	$ 1,918
Fidelity Income Replacement 2028 Fund
Class A	0%	.25%	$ 378	$ 87
Class T	.25%	.25%	1,420	150
Class C	.75%	.25%	621	569
			$ 2,419	$ 806
Fidelity Income Replacement 2030 Fund
Class A	0%	.25%	$ 98	$ 98
Class T	.25%	.25%	260	196
Class C	.75%	.25%	1,211	990
			$ 1,569	$ 1,284
Fidelity Income Replacement 2032 Fund
Class A	0%	.25%	$ 373	$ 91
Class T	.25%	.25%	196	196
Class C	.75%	.25%	507	507
			$ 1,076	$ 794
Fidelity Income Replacement 2034 Fund
Class A	0%	.25%	$ 141	$ 96
Class T	.25%	.25%	196	196
Class C	.75%	.25%	477	477
			$ 814	$ 769
Fidelity Income Replacement 2036 Fund
Class A	0%	.25%	$ 98	$ 98
Class T	.25%	.25%	788	168
Class C	.75%	.25%	478	478
			$ 1,364	$ 744
Fidelity Income Replacement 2038 Fund
Class A	0%	.25%	$ 139	$ 92
Class T	.25%	.25%	188	188
Class C	.75%	.25%	377	377
			$ 704	$ 657
Fidelity Income Replacement 2040 Fund
Class A	0%	.25%	$ 94	$ 94
Class T	.25%	.25%	344	188
Class C	.75%	.25%	376	376
			$ 814	$ 658
Fidelity Income Replacement 2042 Fund
Class A	0%	.25%	$ 97	$ 93
Class T	.25%	.25%	188	188
Class C	.75%	.25%	376	376
			$ 661	$ 657

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 1.00% for Class C, 1.00% to ..50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Retained by FDC
Class A	$ 6,709
Class T	222
Class C*	1,608
$ 8,539
Fidelity Income Replacement 2018 Fund
Class A	$ 1,078
Class C*	429
$ 1,507
Fidelity Income Replacement 2020 Fund
Class A	$ 1,147
Class T	618
Class C*	423
$ 2,188
Fidelity Income Replacement 2022 Fund
Class T	$ 18
Fidelity Income Replacement 2024 Fund
Class A	$ 1,681
Fidelity Income Replacement 2026 Fund
Class C*	$ 98
Fidelity Income Replacement 2036 Fund
Class T	$ 12
Fidelity Income Replacement 2038 Fund
Class A	$ 549
Fidelity Income Replacement 2040 Fund
Class T	$ 301

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

6. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded 0.00% of average net assets plus distribution and service fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement from adviser *
Fidelity Income Replacement 2016 Fund	$ 16
Fidelity Income Replacement 2018 Fund	12
Fidelity Income Replacement 2020 Fund	4
Fidelity Income Replacement 2022 Fund	8
Fidelity Income Replacement 2024 Fund	3
Fidelity Income Replacement 2026 Fund	2
Fidelity Income Replacement 2028 Fund	13
Fidelity Income Replacement 2030 Fund	2
Fidelity Income Replacement 2032 Fund	2
Fidelity Income Replacement 2034 Fund	2
Fidelity Income Replacement 2036 Fund	3
Fidelity Income Replacement 2038 Fund	2
Fidelity Income Replacement 2040 Fund	2
Fidelity Income Replacement 2042 Fund	2

* Represents total amount reimbursed to the Fund. Each class has received its pro-rata allocation of the reimbursement.

Semiannual Report

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Income Replacement 2016 Fund	Income Replacement 2018 Fund	Income Replacement 2028 Fund
Fidelity Broad Market Opportunities Fund	18%	11%	20%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Broad Market Opportunities Fund	100%

In addition, at the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Affiliated %
Fidelity Income Replacement 2024 Fund	19%
Fidelity Income Replacement 2026 Fund	20%
Fidelity Income Replacement 2030 Fund	33%
Fidelity Income Replacement 2032 Fund	28%
Fidelity Income Replacement 2034 Fund	15%
Fidelity Income Replacement 2036 Fund	21%
Fidelity Income Replacement 2038 Fund	21%
Fidelity Income Replacement 2040 Fund	30%
Fidelity Income Replacement 2042 Fund	16%

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008 A
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 39,898	$ 24,373
Class T	8,839	6,831
Class C	16,772	18,135
Income Replacement 2016	73,774	90,325
Institutional Class	2,870	3,781
Total	$ 142,153	$ 143,445
From net realized gain
Class A	$ 24,263	$ 614
Class T	5,452	512
Class C	11,304	2,180
Income Replacement 2016	39,690	9,335
Institutional Class	1,537	282
Total	$ 82,246	$ 12,923
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 17,791	$ 12,180
Class T	2,099	2,589
Class C	4,424	4,326
Income Replacement 2018	69,430	82,709
Institutional Class	6,650	3,472
Total	$ 100,394	$ 105,276

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders - continued

	Six months ended January 31, 2009	Year ended July 31, 2008 A
Fidelity Income Replacement 2018 Fund - continued
From net realized gain
Class A	$ 10,758	$ 262
Class T	1,409	323
Class C	3,429	389
Income Replacement 2018	35,565	6,892
Institutional Class	4,078	262
Total	$ 55,239	$ 8,128
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 8,607	$ 6,115
Class T	2,409	3,050
Class C	4,284	2,845
Income Replacement 2020	23,576	14,934
Institutional Class	2,344	3,046
Total	$ 41,220	$ 29,990
From net realized gain
Class A	$ 5,098	$ 342
Class T	1,321	498
Class C	3,119	510
Income Replacement 2020	11,604	790
Institutional Class	1,146	342
Total	$ 22,288	$ 2,482
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 4,105	$ 4,024
Class T	2,544	2,271
Class C	1,326	1,457
Income Replacement 2022	58,691	69,351
Institutional Class	4,274	5,902
Total	$ 70,940	$ 83,005
From net realized gain
Class A	$ 2,337	$ 341
Class T	1,564	341
Class C	977	341
Income Replacement 2022	29,812	7,075
Institutional Class	2,269	994
Total	$ 36,959	$ 9,092
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 6,874	$ 4,555
Class T	1,332	1,866
Class C	2,747	1,852
Income Replacement 2024	11,403	10,602
Institutional Class	1,455	2,326
Total	$ 23,811	$ 21,201
From net realized gain
Class A	$ 4,699	$ 761
Class T	988	342
Class C	2,338	341
Income Replacement 2024	6,835	1,110
Institutional Class	895	342
Total	$ 15,755	$ 2,896

Semiannual Report

8. Distributions to Shareholders - continued

	Six months ended January 31, 2009	Year ended July 31, 2008 A
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 1,803	$ 2,500
Class T	1,209	1,852
Class C	4,833	5,330
Income Replacement 2026	11,033	10,061
Institutional Class	1,420	2,308
Total	$ 20,298	$ 22,051
From net realized gain
Class A	$ 1,669	$ 407
Class T	1,215	362
Class C	6,011	1,176
Income Replacement 2026	9,322	1,399
Institutional Class	1,222	362
Total	$ 19,439	$ 3,706
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 4,860	$ 3,090
Class T	8,312	3,796
Class C	1,521	1,482
Income Replacement 2028	107,792	67,994
Institutional Class	1,385	2,054
Total	$ 123,870	$ 78,416
From net realized gain
Class A	$ 2,309	$ 322
Class T	4,208	519
Class C	956	321
Income Replacement 2028	50,815	7,120
Institutional Class	613	322
Total	$ 58,901	$ 8,604
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 1,356	$ 2,013
Class T	1,660	1,791
Class C	3,225	3,220
Income Replacement 2030	7,178	5,160
Institutional Class	1,459	2,244
Total	$ 14,878	$ 14,428
From net realized gain
Class A	$ 969	$ 382
Class T	1,279	382
Class C	2,976	905
Income Replacement 2030	6,383	477
Institutional Class	971	382
Total	$ 12,578	$ 2,528
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 4,417	$ 6,514
Class T	1,206	1,757
Class C	1,483	1,307
Income Replacement 2032	9,272	11,580
Institutional Class	1,414	2,212
Total	$ 17,792	$ 23,370

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders - continued

	Six months ended January 31, 2009	Year ended July 31, 2008 A
Fidelity Income Replacement 2032 Fund - continued
From net realized gain
Class A	$ 5,178	$ 1,345
Class T	1,391	382
Class C	1,714	381
Income Replacement 2032	9,682	1,930
Institutional Class	1,399	382
Total	$ 19,364	$ 4,420
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 1,704	$ 2,325
Class T	1,072	1,706
Class C	1,217	1,250
Income Replacement 2034	18,458	8,139
Institutional Class	2,456	2,157
Total	$ 24,907	$ 15,577
From net realized gain
Class A	$ 1,141	$ 402
Class T	784	402
Class C	832	401
Income Replacement 2034	7,750	1,356
Institutional Class	1,570	402
Total	$ 12,077	$ 2,963
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 1,270	$ 1,814
Class T	4,870	4,886
Class C	1,243	1,137
Income Replacement 2036	13,465	16,179
Institutional Class	1,714	2,545
Total	$ 22,562	$ 26,561
From net realized gain
Class A	$ 1,055	$ 381
Class T	4,384	1,187
Class C	1,352	381
Income Replacement 2036	10,310	2,566
Institutional Class	1,319	476
Total	$ 18,420	$ 4,991
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 2,317	$ 745
Class T	1,123	610
Class C	926	363
Income Replacement 2038	17,668	8,501
Institutional Class	1,320	878
Total	$ 23,354	$ 11,097
From net realized gain
Class A	$ 829	$ -
Class T	405	-
Class C	403	-
Income Replacement 2038	5,398	-
Institutional Class	407	-
Total	$ 7,442	$ -

Semiannual Report

8. Distributions to Shareholders - continued

	Six months ended January 31, 2009	Year ended July 31, 2008 A
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 1,219	$ 799
Class T	2,184	766
Class C	921	397
Income Replacement 2040	10,377	5,085
Institutional Class	1,317	932
Total	$ 16,018	$ 7,979
From net realized gain
Class A	$ 426	$ -
Class T	857	-
Class C	423	-
Income Replacement 2040	3,380	-
Institutional Class	427	-
Total	$ 5,513	$ -
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 1,230	$ 781
Class T	1,101	648
Class C	906	381
Income Replacement 2042	16,559	8,054
Institutional Class	1,302	916
Total	$ 21,098	$ 10,780
From net realized gain
Class A	$ 406	$ -
Class T	405	-
Class C	403	-
Income Replacement 2042	5,285	-
Institutional Class	407	-
Total	$ 6,906	$ -

A For the period August 30, 2007 (commencement of operations) to July 31, 2008 for Fidelity Income Replacement 2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2036 Funds and for the period December 31, 2007 (commencement of operations) to July 31, 2008 for Fidelity Income Replacement 2038, 2040 and 2042 Funds.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008 A	Six months ended January 31, 2009	Year ended July 31, 2008 A
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	23,242	51,887	$ 962,723	$ 2,562,164
Reinvestment of distributions	1,472	481	59,456	23,577
Shares redeemed	(9,583)	(6,012)	(408,245)	(294,658)
Net increase (decrease)	15,131	46,356	$ 613,934	$ 2,291,083
Class T
Shares sold	1,082	14,213	$ 42,944	$ 703,303
Reinvestment of distributions	245	126	9,946	6,237
Shares redeemed	(2,534)	(243)	(100,840)	(11,945)
Net increase (decrease)	(1,207)	14,096	$ (47,950)	$ 697,595
Class C
Shares sold	3,903	36,624	$ 182,452	$ 1,842,263
Reinvestment of distributions	602	396	24,460	19,625
Shares redeemed	(12,069)	(3,603)	(487,153)	(178,499)
Net increase (decrease)	(7,564)	33,417	$ (280,241)	$ 1,683,389

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008 A	Six months ended January 31, 2009	Year ended July 31, 2008 A
Income Replacement 2016
Shares sold	22,323	128,125	$ 914,391	$ 6,454,165
Reinvestment of distributions	1,223	282	48,770	14,202
Shares redeemed	(22,006)	(26,243)	(935,887)	(1,295,692)
Net increase (decrease)	1,540	102,164	$ 27,274	$ 5,172,675
Institutional Class
Shares sold	-	3,795	$ -	$ 190,050
Reinvestment of distributions	54	58	2,213	2,900
Shares redeemed	(558)	-	(21,816)	-
Net increase (decrease)	(504)	3,853	$ (19,603)	$ 192,950
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	2,937	24,773	$ 139,389	$ 1,220,917
Reinvestment of distributions	495	151	19,410	7,408
Shares redeemed	(4,315)	(1,591)	(166,275)	(78,122)
Net increase (decrease)	(883)	23,333	$ (7,476)	$ 1,150,203
Class T
Shares sold	-	3,187	$ -	$ 158,040
Reinvestment of distributions	75	49	2,957	2,418
Shares redeemed	(474)	-	(17,917)	-
Net increase (decrease)	(399)	3,236	$ (14,960)	$ 160,458
Class C
Shares sold	1,413	11,169	$ 66,000	$ 549,643
Reinvestment of distributions	113	53	4,383	2,662
Shares redeemed	(2,423)	(3,529)	(99,314)	(172,565)
Net increase (decrease)	(897)	7,693	$ (28,931)	$ 379,740
Income Replacement 2018
Shares sold	15,154	122,952	$ 671,779	$ 6,187,553
Reinvestment of distributions	1,037	278	40,032	13,952
Shares redeemed	(47,667)	(14,368)	(1,902,507)	(704,704)
Net increase (decrease)	(31,476)	108,862	$ (1,190,696)	$ 5,496,801
Institutional Class
Shares sold	6,412	4,519	$ 300,000	$ 225,289
Reinvestment of distributions	44	56	1,778	2,804
Shares redeemed	(2,890)	(60)	(123,692)	(2,900)
Net increase (decrease)	3,566	4,515	$ 178,086	$ 225,193
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	5,470	10,762	$ 210,536	$ 527,052
Reinvestment of distributions	189	71	7,250	3,536
Shares redeemed	(2,130)	(160)	(79,606)	(7,749)
Net increase (decrease)	3,529	10,673	$ 138,180	$ 522,839
Class T
Shares sold	3,129	4,042	$ 117,854	$ 202,738
Reinvestment of distributions	96	71	3,731	3,548
Shares redeemed	(677)	(139)	(24,959)	(6,586)
Net increase (decrease)	2,548	3,974	$ 96,626	$ 199,700
Class C
Shares sold	4,432	5,838	$ 200,984	$ 288,035
Reinvestment of distributions	142	55	5,506	2,753
Shares redeemed	(2,255)	(50)	(90,890)	(2,417)
Net increase (decrease)	2,319	5,843	$ 115,600	$ 288,371

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008 A	Six months ended January 31, 2009	Year ended July 31, 2008 A
Income Replacement 2020
Shares sold	27,818	28,174	$ 1,183,845	$ 1,389,273
Reinvestment of distributions	389	71	15,099	3,552
Shares redeemed	(14,417)	(2,068)	(627,919)	(99,949)
Net increase (decrease)	13,790	26,177	$ 571,025	$ 1,292,876
Institutional Class
Shares sold	-	3,397	$ -	$ 168,160
Reinvestment of distributions	50	57	1,988	2,822
Shares redeemed	(505)	-	(18,635)	-
Net increase (decrease)	(455)	3,454	$ (16,647)	$ 170,982
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	-	6,185	$ -	$ 306,290
Reinvestment of distributions	72	48	2,792	2,394
Shares redeemed	(999)	(93)	(36,715)	(4,482)
Net increase (decrease)	(927)	6,140	$ (33,923)	$ 304,202
Class T
Shares sold	76	3,924	$ 3,458	$ 195,654
Reinvestment of distributions	107	53	4,108	2,613
Shares redeemed	(598)	-	(21,708)	-
Net increase (decrease)	(415)	3,977	$ (14,142)	$ 198,267
Class C
Shares sold	-	2,513	$ -	$ 125,050
Reinvestment of distributions	47	35	1,819	1,733
Shares redeemed	(388)	-	(14,252)	-
Net increase (decrease)	(341)	2,548	$ (12,433)	$ 126,783
Income Replacement 2022
Shares sold	4,323	114,310	$ 165,602	$ 5,694,740
Reinvestment of distributions	820	193	31,629	9,783
Shares redeemed	(38,891)	(15,364)	(1,507,769)	(754,411)
Net increase (decrease)	(33,748)	99,139	$ (1,310,538)	$ 4,950,112
Institutional Class
Shares sold	-	5,837	$ -	$ 300,050
Reinvestment of distributions	51	52	1,986	2,619
Shares redeemed	(861)	-	(31,269)	-
Net increase (decrease)	(810)	5,889	$ (29,283)	$ 302,669
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	4,906	6,152	$ 215,614	$ 310,133
Reinvestment of distributions	280	95	10,472	4,738
Shares redeemed	(3,574)	(155)	(128,388)	(7,496)
Net increase (decrease)	1,612	6,092	$ 97,698	$ 307,375
Class T
Shares sold	-	2,001	$ -	$ 99,021
Reinvestment of distributions	62	44	2,320	2,208
Net increase (decrease)	62	2,045	$ 2,320	$ 101,229
Class C
Shares sold	468	4,943	$ 21,192	$ 242,316
Reinvestment of distributions	83	40	3,064	2,004
Shares redeemed	(831)	(20)	(29,962)	(939)
Net increase (decrease)	(280)	4,963	$ (5,706)	$ 243,381

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008 A	Six months ended January 31, 2009	Year ended July 31, 2008 A
Income Replacement 2024
Shares sold	7,049	18,071	$ 310,848	$ 894,960
Reinvestment of distributions	271	80	10,041	3,983
Shares redeemed	(8,901)	(2,959)	(337,401)	(140,970)
Net increase (decrease)	(1,581)	15,192	$ (16,512)	$ 757,973
Institutional Class
Shares sold	-	2,001	$ -	$ 100,277
Reinvestment of distributions	62	53	2,350	2,668
Shares redeemed	(304)	-	(10,907)	-
Net increase (decrease)	(242)	2,054	$ (8,557)	$ 102,945
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	-	2,750	$ -	$ 136,448
Reinvestment of distributions	89	58	3,471	2,907
Shares redeemed	(418)	-	(14,740)	-
Net increase (decrease)	(329)	2,808	$ (11,269)	$ 139,355
Class T
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	62	44	2,424	2,214
Shares redeemed	(304)	-	(10,717)	-
Net increase (decrease)	(242)	2,045	$ (8,293)	$ 102,264
Class C
Shares sold	-	10,559	$ -	$ 527,050
Reinvestment of distributions	277	131	10,844	6,505
Shares redeemed	(2,089)	(307)	(77,159)	(14,828)
Net increase (decrease)	(1,812)	10,383	$ (66,315)	$ 518,727
Income Replacement 2026
Shares sold	735	17,326	$ 26,000	$ 852,072
Reinvestment of distributions	413	117	16,244	5,806
Shares redeemed	(3,037)	(693)	(124,181)	(33,589)
Net increase (decrease)	(1,889)	16,750	$ (81,937)	$ 824,289
Institutional Class
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	68	53	2,641	2,670
Shares redeemed	(306)	-	(10,784)	-
Net increase (decrease)	(238)	2,054	$ (8,143)	$ 102,720
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	-	7,922	$ -	$ 392,531
Reinvestment of distributions	193	69	7,169	3,412
Shares redeemed	(1,388)	(65)	(49,775)	(3,072)
Net increase (decrease)	(1,195)	7,926	$ (42,606)	$ 392,871
Class T
Shares sold	3,593	13,004	$ 161,040	$ 639,428
Reinvestment of distributions	179	58	6,571	2,913
Shares redeemed	(4,396)	(120)	(153,469)	(5,688)
Net increase (decrease)	(624)	12,942	$ 14,142	$ 636,653
Class C
Shares sold	-	3,181	$ -	$ 157,488
Reinvestment of distributions	46	31	1,708	1,557
Shares redeemed	(473)	-	(16,660)	-
Net increase (decrease)	(427)	3,212	$ (14,952)	$ 159,045

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008 A	Six months ended January 31, 2009	Year ended July 31, 2008 A
Income Replacement 2028
Shares sold	47,141	148,761	$ 1,975,460	$ 7,341,752
Reinvestment of distributions	1,989	196	72,186	9,925
Shares redeemed	(29,539)	(19,359)	(1,129,563)	(940,882)
Net increase (decrease)	19,591	129,598	$ 918,083	$ 6,410,795
Institutional Class
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	54	48	1,998	2,376
Shares redeemed	(303)	-	(10,699)	-
Net increase (decrease)	(249)	2,049	$ (8,701)	$ 102,426
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	60	48	2,325	2,395
Shares redeemed	(305)	-	(10,582)	-
Net increase (decrease)	(245)	2,049	$ (8,257)	$ 102,445
Class T
Shares sold	671	2,001	$ 30,925	$ 100,050
Reinvestment of distributions	66	43	2,566	2,173
Shares redeemed	(418)	-	(14,553)	-
Net increase (decrease)	319	2,044	$ 18,938	$ 102,223
Class C
Shares sold	-	6,410	$ -	$ 322,141
Reinvestment of distributions	160	83	6,201	4,124
Shares redeemed	(1,076)	(120)	(37,841)	(5,838)
Net increase (decrease)	(916)	6,373	$ (31,640)	$ 320,427
Income Replacement 2030
Shares sold	3,051	14,029	$ 135,867	$ 682,104
Reinvestment of distributions	226	72	9,243	3,547
Shares redeemed	(9,178)	(87)	(380,709)	(4,166)
Net increase (decrease)	(5,901)	14,014	$ (235,599)	$ 681,485
Institutional Class
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	63	53	2,431	2,627
Shares redeemed	(306)	-	(10,616)	-
Net increase (decrease)	(243)	2,054	$ (8,185)	$ 102,677
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	4,297	8,485	$ 200,000	$ 428,673
Reinvestment of distributions	246	158	9,595	7,859
Shares redeemed	(7,557)	-	(312,339)	-
Net increase (decrease)	(3,014)	8,643	$ (102,744)	$ 436,532
Class T
Shares sold	-	2,001	$ -	$ 100,059
Reinvestment of distributions	68	43	2,597	2,138
Shares redeemed	(306)	-	(10,454)	-
Net increase (decrease)	(238)	2,044	$ (7,857)	$ 102,197
Class C
Shares sold	1,093	2,001	$ 45,000	$ 100,059
Reinvestment of distributions	85	34	3,197	1,688
Shares redeemed	(484)	-	(16,576)	-
Net increase (decrease)	694	2,035	$ 31,621	$ 101,747

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008 A	Six months ended January 31, 2009	Year ended July 31, 2008 A
Income Replacement 2032
Shares sold	-	18,568	$ -	$ 934,542
Reinvestment of distributions	367	96	14,235	4,859
Shares redeemed	(5,033)	(2,950)	(177,039)	(142,310)
Net increase (decrease)	(4,666)	15,714	$ (162,804)	$ 797,091
Institutional Class
Shares sold	-	2,001	$ -	$ 100,059
Reinvestment of distributions	73	52	2,812	2,594
Shares redeemed	(307)	-	(10,520)	-
Net increase (decrease)	(234)	2,053	$ (7,708)	$ 102,653
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	-	3,214	$ -	$ 158,381
Reinvestment of distributions	74	55	2,845	2,727
Shares redeemed	(483)	(289)	(16,526)	(14,048)
Net increase (decrease)	(409)	2,980	$ (13,681)	$ 147,060
Class T
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	48	42	1,857	2,108
Shares redeemed	(304)	-	(10,336)	-
Net increase (decrease)	(256)	2,043	$ (8,479)	$ 102,158
Class C
Shares sold	824	2,001	$ 34,000	$ 100,050
Reinvestment of distributions	42	33	1,624	1,652
Shares redeemed	(424)	-	(14,376)	-
Net increase (decrease)	442	2,034	$ 21,248	$ 101,702
Income Replacement 2034
Shares sold	23,367	11,938	$ 974,997	$ 589,565
Reinvestment of distributions	387	100	14,994	4,987
Shares redeemed	(2,789)	(145)	(98,099)	(7,028)
Net increase (decrease)	20,965	11,893	$ 891,892	$ 587,524
Institutional Class
Shares sold	2,039	2,001	$ 95,000	$ 100,050
Reinvestment of distributions	89	51	3,449	2,559
Shares redeemed	(609)	-	(20,678)	-
Net increase (decrease)	1,519	2,052	$ 77,771	$ 102,609
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	66	44	2,325	2,195
Shares redeemed	(305)	-	(10,267)	-
Net increase (decrease)	(239)	2,045	$ (7,942)	$ 102,245
Class T
Shares sold	380	8,360	$ 14,368	$ 427,487
Reinvestment of distributions	182	59	6,318	2,995
Shares redeemed	(1,398)	(139)	(47,657)	(6,726)
Net increase (decrease)	(836)	8,280	$ (26,971)	$ 423,756
Class C
Shares sold	610	2,001	$ 28,630	$ 100,050
Reinvestment of distributions	74	30	2,595	1,518
Shares redeemed	(409)	-	(13,785)	-
Net increase (decrease)	275	2,031	$ 17,440	$ 101,568

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008 A	Six months ended January 31, 2009	Year ended July 31, 2008 A
Income Replacement 2036
Shares sold	726	30,339	$ 32,500	$ 1,531,859
Reinvestment of distributions	361	136	12,546	6,842
Shares redeemed	(4,909)	(9,217)	(170,428)	(447,459)
Net increase (decrease)	(3,822)	21,258	$ (125,382)	$ 1,091,242
Institutional Class
Shares sold	-	2,505	$ -	$ 125,551
Reinvestment of distributions	86	60	3,033	3,020
Shares redeemed	(382)	(10)	(12,841)	(477)
Net increase (decrease)	(296)	2,555	$ (9,808)	$ 128,094
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	2,129	2,001	$ 75,799	$ 100,050
Reinvestment of distributions	68	16	2,348	745
Shares redeemed	(235)	-	(7,668)	-
Net increase (decrease)	1,962	2,017	$ 70,479	$ 100,795
Class T
Shares sold	-	2,001	$ 5	$ 100,050
Reinvestment of distributions	44	13	1,528	610
Shares redeemed	(106)	-	(3,440)	-
Net increase (decrease)	(62)	2,014	$ (1,907)	$ 100,660
Class C
Shares sold	-	2,001	$ 5	$ 100,050
Reinvestment of distributions	39	8	1,330	363
Shares redeemed	(105)	-	(3,423)	-
Net increase (decrease)	(66)	2,009	$ (2,088)	$ 100,413
Income Replacement 2038
Shares sold	3,595	26,117	$ 160,441	$ 1,244,662
Reinvestment of distributions	307	24	10,452	1,115
Shares redeemed	(1,428)	(1,352)	(59,083)	(62,898)
Net increase (decrease)	2,474	24,789	$ 111,810	$ 1,182,879
Institutional Class
Shares sold	-	2,001	$ 296	$ 100,050
Reinvestment of distributions	50	19	1,727	878
Shares redeemed	(106)	-	(3,458)	-
Net increase (decrease)	(56)	2,020	$ (1,435)	$ 100,928
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	47	17	1,645	799
Shares redeemed	(106)	-	(3,434)	-
Net increase (decrease)	(59)	2,018	$ (1,789)	$ 100,849
Class T
Shares sold	1,531	2,913	$ 58,199	$ 143,477
Reinvestment of distributions	88	16	3,041	766
Shares redeemed	(1,110)	-	(35,873)	-
Net increase (decrease)	509	2,929	$ 25,367	$ 144,243
Class C
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	39	8	1,344	397
Shares redeemed	(105)	-	(3,408)	-
Net increase (decrease)	(66)	2,009	$ (2,064)	$ 100,447

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008 A	Six months ended January 31, 2009	Year ended July 31, 2008 A
Income Replacement 2040
Shares sold	5,464	13,341	$ 205,995	$ 638,742
Reinvestment of distributions	237	45	8,123	2,091
Shares redeemed	(2,228)	(172)	(88,723)	(8,085)
Net increase (decrease)	3,473	13,214	$ 125,395	$ 632,748
Institutional Class
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	50	20	1,744	932
Shares redeemed	(106)	-	(3,442)	-
Net increase (decrease)	(56)	2,021	$ (1,698)	$ 100,982
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	1,068	2,001	$ 34,898	$ 100,050
Reinvestment of distributions	48	17	1,636	781
Shares redeemed	(106)	-	(3,422)	-
Net increase (decrease)	1,010	2,018	$ 33,112	$ 100,831
Class T
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	44	14	1,506	648
Shares redeemed	(106)	-	(3,414)	-
Net increase (decrease)	(62)	2,015	$ (1,908)	$ 100,698
Class C
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	39	8	1,309	381
Shares redeemed	(105)	-	(3,396)	-
Net increase (decrease)	(66)	2,009	$ (2,087)	$ 100,431
Income Replacement 2042
Shares sold	20,430	21,824	$ 716,264	$ 1,059,126
Reinvestment of distributions	405	34	13,666	1,577
Shares redeemed	(2,583)	(420)	(95,268)	(19,844)
Net increase (decrease)	18,252	21,438	$ 634,662	$ 1,040,859
Institutional Class
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	49	20	1,709	916
Shares redeemed	(106)	-	(3,431)	-
Net increase (decrease)	(57)	2,021	$ (1,722)	$ 100,966

A For the period August 30, 2007 (commencement of operations) to July 31, 2008 for Fidelity Income Replacement 2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2036 Funds and for the period December 31, 2007 (commencement of operations) to July 31, 2008 for Fidelity Income Replacement 2038, 2040 and 2042 Funds.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

ARW-USAN-0309
1.848194.101

Fidelity Advisor Income Replacement FundsSM -
2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042 -
Institutional Class

Semiannual Report

January 31, 2009

Each Institutional Class is a class of
Fidelity Income Replacement FundsSM

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Advisor Income Replacement 2016	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2018	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2020	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2022	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2024	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2026	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2028	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2030	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2032	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2034	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2036	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2038	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2040	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2042	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$ 1,000.00	$ 837.30	$ 1.16
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 836.30	$ 2.31
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 834.20	$ 4.62
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2016	.00%
Actual		$ 1,000.00	$ 838.40	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 838.40	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$ 1,000.00	$ 816.40	$ 1.14
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 815.50	$ 2.29
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 813.50	$ 4.57
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Income Replacement 2018	.00%
Actual		$ 1,000.00	$ 817.40	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 817.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$ 1,000.00	$ 799.90	$ 1.13
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 798.80	$ 2.27
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 796.90	$ 4.53
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2020	.00%
Actual		$ 1,000.00	$ 800.70	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 800.70	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$ 1,000.00	$ 789.50	$ 1.13
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 788.60	$ 2.25
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 786.50	$ 4.50
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2022	.00%
Actual		$ 1,000.00	$ 790.60	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 790.60	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$ 1,000.00	$ 780.60	$ 1.12
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 779.60	$ 2.24
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 777.70	$ 4.48
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Income Replacement 2024	.00%
Actual		$ 1,000.00	$ 781.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 781.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$ 1,000.00	$ 773.70	$ 1.12
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 772.70	$ 2.23
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 770.60	$ 4.46
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2026	.00%
Actual		$ 1,000.00	$ 774.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 774.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$ 1,000.00	$ 767.70	$ 1.11
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 766.60	$ 2.23
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 764.80	$ 4.45
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2028	.00%
Actual		$ 1,000.00	$ 768.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 768.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$ 1,000.00	$ 762.10	$ 1.11
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 760.90	$ 2.22
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 759.20	$ 4.43
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Income Replacement 2030	.00%
Actual		$ 1,000.00	$ 763.10	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 763.10	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$ 1,000.00	$ 755.50	$ 1.11
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 754.70	$ 2.21
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 752.80	$ 4.42
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2032	.00%
Actual		$ 1,000.00	$ 756.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 756.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2034 Fund
Class A	.25%
Actual		$ 1,000.00	$ 748.10	$ 1.10
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 747.00	$ 2.20
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 745.30	$ 4.40
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2034	.00%
Actual		$ 1,000.00	$ 749.10	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 748.90	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$ 1,000.00	$ 740.30	$ 1.10
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 739.50	$ 2.19
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 737.50	$ 4.38
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Income Replacement 2036	.00%
Actual		$ 1,000.00	$ 741.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 741.20	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$ 1,000.00	$ 731.70	$ 1.09
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 730.90	$ 2.18
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 729.10	$ 4.36
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2038	.00%
Actual		$ 1,000.00	$ 732.70	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 732.80	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2040 Fund
Class A	.25%
Actual		$ 1,000.00	$ 727.90	$ 1.09
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 727.00	$ 2.18
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 725.20	$ 4.35
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2040	.00%
Actual		$ 1,000.00	$ 728.90	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 728.90	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$ 1,000.00	$ 726.00	$ 1.09
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 725.20	$ 2.17
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 723.30	$ 4.34
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Income Replacement 2042	.00%
Actual		$ 1,000.00	$ 726.90	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 726.90	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	4.3	4.7
Fidelity Advisor Mid Cap II Fund Institutional Class	3.7	3.9
Fidelity Broad Market Opportunities Fund	6.1	6.2
Fidelity Disciplined Equity Fund	3.8	3.9
Fidelity Equity-Income Fund	3.6	3.8
Fidelity Large Cap Core Enhanced Index Fund	5.9	6.3
Fidelity Small Cap Opportunities Fund	2.5	2.6
	29.9	31.4
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.0	3.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.0	1.2
Fidelity Strategic Income Fund	1.1	1.2
	2.1	2.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.8	7.6
Fidelity Strategic Real Return Fund	7.5	7.6
Fidelity Total Bond Fund	23.7	22.7
	39.0	37.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	13.1	12.6
Fidelity Short-Term Bond Fund	12.9	12.4
	26.0	25.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	29.9%
International Equity Funds	3.0%
High Yield Fixed-Income Funds	2.1%
Investment Grade Fixed-Income Funds	39.0%
Short-Term Funds	26.0%

Six months ago
Domestic Equity Funds	31.4%
International Equity Funds	3.3%
High Yield Fixed-Income Funds	2.4%
Investment Grade Fixed-Income Funds	37.9%
Short-Term Funds	25.0%

Expected
Domestic Equity Funds	28.1%
International Equity Funds	2.7%
High Yield Fixed-Income Funds	0.9%
Investment Grade Fixed-Income Funds	39.8%
Short-Term Funds	28.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2008. The current allocation is based on the fund's holdings as of January 31, 2009. The expected allocation represents the fund's anticipated allocation at July 31, 2009.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 32.9%
	Shares	Value
Domestic Equity Funds - 29.9%
Fidelity 100 Index Fund	57,503	$ 346,743
Fidelity Advisor Mid Cap II Fund Institutional Class	30,186	298,235
Fidelity Broad Market Opportunities Fund	89,000	495,731
Fidelity Disciplined Equity Fund	18,648	305,461
Fidelity Equity-Income Fund	10,652	292,721
Fidelity Large Cap Core Enhanced Index Fund	80,430	473,734
Fidelity Small Cap Opportunities Fund	39,414	199,828
TOTAL DOMESTIC EQUITY FUNDS		2,412,453
International Equity Funds - 3.0%
Fidelity Advisor International Discovery Fund Institutional Class	11,350	238,579
TOTAL EQUITY FUNDS (Cost $4,224,144)		2,651,032
Fixed-Income Funds - 41.1%

High Yield Fixed-Income Funds - 2.1%
Fidelity Capital & Income Fund	14,767	82,400
Fidelity Strategic Income Fund	9,509	83,105
TOTAL HIGH YIELD FIXED-INCOME FUNDS		165,505

	Shares	Value
Investment Grade Fixed-Income Funds - 39.0%
Fidelity Government Income Fund	58,218	$ 625,847
Fidelity Strategic Real Return Fund	89,227	605,855
Fidelity Total Bond Fund	205,402	1,912,292
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,143,994
TOTAL FIXED-INCOME FUNDS (Cost $3,747,419)		3,309,499
Short-Term Funds - 26.0%

Fidelity Institutional Money Market Portfolio Institutional Class	1,055,134	1,055,134
Fidelity Short-Term Bond Fund	130,651	1,041,291
TOTAL SHORT-TERM FUNDS (Cost $2,161,202)		2,096,425
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $10,132,765)		$ 8,056,956
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 8,056,956	$ 8,056,956	$ -	$ -
Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $827 all of which will expire on July 31, 2016.
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $3,751 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $10,132,765) - See accompanying schedule		$ 8,056,956
Cash		10
Receivable for investments sold		7,353
Total assets		8,064,319

Liabilities
Payable for fund shares redeemed	$ 7,919
Distribution fees payable	1,577
Total liabilities		9,496

Net Assets		$ 8,054,823
Net Assets consist of:
Paid in capital		$ 10,331,284
Undistributed net investment income		4,496
Accumulated undistributed net realized gain (loss) on investments		(205,148)
Net unrealized appreciation (depreciation) on investments		(2,075,809)
Net Assets		$ 8,054,823

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,389,095 ÷ 61,487.0 shares)		$ 38.86

Maximum offering price per share (100/94.25 of $38.86)		$ 41.23
Class T: Net Asset Value and redemption price per share ($500,805 ÷ 12,889.0 shares)		$ 38.86

Maximum offering price per share (100/96.50 of $38.86)		$ 40.27

Class C: Net Asset Value and offering price per share ($1,004,261 ÷ 25,852.8 shares)A		$ 38.85

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($4,030,484 ÷ 103,704.2 shares)		$ 38.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($130,178 ÷ 3,349.4 shares)		$ 38.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 152,769

Expenses
Distribution fees	$ 10,949
Independent trustees' compensation	16
Total expenses before reductions	10,965
Expense reductions	(16)	10,949
Net investment income (loss)		141,820
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(175,313)
Capital gain distributions from underlying funds	56,992	(118,321)
Change in net unrealized appreciation (depreciation) on underlying funds		(1,584,351)
Net gain (loss)		(1,702,672)
Net increase (decrease) in net assets resulting from operations		$ (1,560,852)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 141,820	$ 148,274
Net realized gain (loss)	(118,321)	8,520
Change in net unrealized appreciation (depreciation)	(1,584,351)	(491,458)
Net increase (decrease) in net assets resulting from operations	(1,560,852)	(334,664)
Distributions to shareholders from net investment income	(142,153)	(143,445)
Distributions to shareholders from net realized gain	(82,246)	(12,923)
Total distributions	(224,399)	(156,368)
Share transactions - net increase (decrease)	293,414	10,037,692
Total increase (decrease) in net assets	(1,491,837)	9,546,660

Net Assets
Beginning of period	9,546,660	-
End of period (including undistributed net investment income of $4,496 and undistributed net investment income of $4,829, respectively)	$ 8,054,823	$ 9,546,660

Financial Highlights - Class A

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.714	1.233
Net realized and unrealized gain (loss)	(8.448)	(2.204)
Total from investment operations	(7.734)	(.971)
Distributions from net investment income	(.726)	(1.129)
Distributions from net realized gain	(.440)	(.140)
Total distributions	(1.166)	(1.269)
Net asset value, end of period	$ 38.86	$ 47.76
Total Return B, C, D	(16.27)%	(2.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	3.39% A	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,389	$ 2,214
Portfolio turnover rate	61% A	56% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.75	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.669	1.128
Net realized and unrealized gain (loss)	(8.450)	(2.219)
Total from investment operations	(7.781)	(1.091)
Distributions from net investment income	(.669)	(1.019)
Distributions from net realized gain	(.440)	(.140)
Total distributions	(1.109)	(1.159)
Net asset value, end of period	$ 38.86	$ 47.75
Total Return B, C, D	(16.37)%	(2.26)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	3.14% A	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 501	$ 673
Portfolio turnover rate	61% A	56% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.73	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.568	.904
Net realized and unrealized gain (loss)	(8.451)	(2.227)
Total from investment operations	(7.883)	(1.323)
Distributions from net investment income	(.557)	(.807)
Distributions from net realized gain	(.440)	(.140)
Total distributions	(.997)	(.947)
Net asset value, end of period	$ 38.85	$ 47.73
Total ReturnB, C, D	(16.58)%	(2.71)%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	2.64% A	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,004	$ 1,595
Portfolio turnover rate	61% A	56% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2016

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.776	1.356
Net realized and unrealized gain (loss)	(8.455)	(2.217)
Total from investment operations	(7.679)	(.861)
Distributions from net investment income	(.781)	(1.229)
Distributions from net realized gain	(.440)	(.140)
Total distributions	(1.221)	(1.369)
Net asset value, end of period	$ 38.87	$ 47.77
Total Return B, C	(16.16)%	(1.81)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.64% A	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,030	$ 4,880
Portfolio turnover rate	61% A	56% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.777	1.370
Net realized and unrealized gain (loss)	(8.456)	(2.231)
Total from investment operations	(7.679)	(.861)
Distributions from net investment income	(.781)	(1.229)
Distributions from net realized gain	(.440)	(.140)
Total distributions	(1.221)	(1.369)
Net asset value, end of period	$ 38.87	$ 47.77
Total Return B, C	(16.16)%	(1.81)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.64% A	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 130	$ 184
Portfolio turnover rate	61% A	56% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	5.0	5.4
Fidelity Advisor Mid Cap II Fund Institutional Class	4.3	4.5
Fidelity Broad Market Opportunities Fund	7.2	7.1
Fidelity Disciplined Equity Fund	4.4	4.5
Fidelity Equity-Income Fund	4.2	4.4
Fidelity Large Cap Core Enhanced Index Fund	6.8	7.2
Fidelity Small Cap Opportunities Fund	2.9	2.9
	34.8	36.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.8	4.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.4	1.6
Fidelity Strategic Income Fund	1.5	1.6
	2.9	3.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.3	7.2
Fidelity Strategic Real Return Fund	7.0	7.1
Fidelity Total Bond Fund	22.4	21.3
	36.7	35.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	10.9	10.6
Fidelity Short-Term Bond Fund	10.9	10.5
	21.8	21.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	34.8%
International Equity Funds	3.8%
High Yield Fixed-Income Funds	2.9%
Investment Grade Fixed-Income Funds	36.7%
Short-Term Funds	21.8%

Six months ago
Domestic Equity Funds	36.0%
International Equity Funds	4.1%
High Yield Fixed-Income Funds	3.2%
Investment Grade Fixed-Income Funds	35.6%
Short-Term Funds	21.1%

Expected
Domestic Equity Funds	33.8%
International Equity Funds	3.6%
High Yield Fixed-Income Funds	2.6%
Investment Grade Fixed-Income Funds	36.6%
Short-Term Funds	23.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2008. The current allocation is based on the fund's holdings as of January 31, 2009. The expected allocation represents the fund's anticipated allocation at July 31, 2009.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 38.6%
	Shares	Value
Domestic Equity Funds - 34.8%
Fidelity 100 Index Fund	36,600	$ 220,697
Fidelity Advisor Mid Cap II Fund Institutional Class	19,174	189,442
Fidelity Broad Market Opportunities Fund	56,616	315,351
Fidelity Disciplined Equity Fund	11,881	194,618
Fidelity Equity-Income Fund	6,770	186,027
Fidelity Large Cap Core Enhanced Index Fund	51,139	301,209
Fidelity Small Cap Opportunities Fund	25,088	127,198
TOTAL DOMESTIC EQUITY FUNDS		1,534,542
International Equity Funds - 3.8%
Fidelity Advisor International Discovery Fund Institutional Class	8,020	168,584
TOTAL EQUITY FUNDS (Cost $2,826,566)		1,703,126
Fixed-Income Funds - 39.6%

High Yield Fixed-Income Funds - 2.9%
Fidelity Capital & Income Fund	11,527	64,321
Fidelity Strategic Income Fund	7,504	65,584
TOTAL HIGH YIELD FIXED-INCOME FUNDS		129,905

	Shares	Value
Investment Grade Fixed-Income Funds - 36.7%
Fidelity Government Income Fund	30,065	$ 323,199
Fidelity Strategic Real Return Fund	45,542	309,227
Fidelity Total Bond Fund	105,919	986,110
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,618,536
TOTAL FIXED-INCOME FUNDS (Cost $1,997,902)		1,748,441
Short-Term Funds - 21.8%

Fidelity Institutional Money Market Portfolio Institutional Class	481,419	481,419
Fidelity Short-Term Bond Fund	60,727	483,995
TOTAL SHORT-TERM FUNDS (Cost $995,832)		965,414
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,820,300)		$ 4,416,981
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,416,981	$ 4,416,981	$ -	$ -
Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $62 all of which will expire on July 31, 2016.
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $633 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $5,820,300) - See accompanying schedule		$ 4,416,981
Receivable for investments sold		3,348
Total assets		4,420,329

Liabilities
Payable for fund shares redeemed	$ 3,346
Distribution fees payable	460
Total liabilities		3,806

Net Assets		$ 4,416,523
Net Assets consist of:
Paid in capital		$ 6,349,511
Undistributed net investment income		2,095
Accumulated undistributed net realized gain (loss) on investments		(531,764)
Net unrealized appreciation (depreciation) on investments		(1,403,319)
Net Assets		$ 4,416,523

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($843,399 ÷ 22,449.6 shares)		$ 37.57

Maximum offering price per share (100/94.25 of $37.57)		$ 39.86
Class T: Net Asset Value and redemption price per share ($106,617 ÷ 2,837.2 shares)		$ 37.58

Maximum offering price per share (100/96.50 of $37.58)		$ 38.94

Class C: Net Asset Value and offering price per share ($255,123 ÷ 6,796.5 shares)A		$ 37.54

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($2,907,705 ÷ 77,386.4 shares)		$ 37.57

Institutional Class: Net Asset Value, offering price and redemption price per share ($303,679 ÷ 8,081.5 shares)		$ 37.58
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 102,149

Expenses
Distribution fees	$ 3,241
Independent trustees' compensation	12
Total expenses before reductions	3,253
Expense reductions	(12)	3,241
Net investment income (loss)		98,908
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(510,323)
Capital gain distributions from underlying funds	34,499	(475,824)
Change in net unrealized appreciation (depreciation) on underlying funds		(993,842)
Net gain (loss)		(1,469,666)
Net increase (decrease) in net assets resulting from operations		$ (1,370,758)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 98,908	$ 108,858
Net realized gain (loss)	(475,824)	8,519
Change in net unrealized appreciation (depreciation)	(993,842)	(409,477)
Net increase (decrease) in net assets resulting from operations	(1,370,758)	(292,100)
Distributions to shareholders from net investment income	(100,394)	(105,276)
Distributions to shareholders from net realized gain	(55,239)	(8,128)
Total distributions	(155,633)	(113,404)
Share transactions - net increase (decrease)	(1,063,977)	7,412,395
Total increase (decrease) in net assets	(2,590,368)	7,006,891

Net Assets
Beginning of period	7,006,891	-
End of period (including undistributed net investment income of $2,095 and undistributed net investment income of $3,581, respectively)	$ 4,416,523	$ 7,006,891

Financial Highlights - Class A

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.684	1.163
Net realized and unrealized gain (loss)	(9.356)	(2.454)
Total from investment operations	(8.672)	(1.291)
Distributions from net investment income	(.738)	(1.119)
Distributions from net realized gain	(.480)	(.130)
Total distributions	(1.218)	(1.249)
Net asset value, end of period	$ 37.57	$ 47.46
Total Return B, C, D	(18.36)%	(2.68)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	3.27% A	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 843	$ 1,107
Portfolio turnover rate	58% A	46% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.631	1.075
Net realized and unrealized gain (loss)	(9.350)	(2.483)
Total from investment operations	(8.719)	(1.408)
Distributions from net investment income	(.681)	(1.002)
Distributions from net realized gain	(.480)	(.130)
Total distributions	(1.161)	(1.132)
Net asset value, end of period	$ 37.58	$ 47.46
Total Return B, C, D	(18.45)%	(2.91)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	3.02% A	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107	$ 154
Portfolio turnover rate	58% A	46% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.41	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.527	.836
Net realized and unrealized gain (loss)	(9.337)	(2.476)
Total from investment operations	(8.810)	(1.640)
Distributions from net investment income	(.580)	(.820)
Distributions from net realized gain	(.480)	(.130)
Total distributions	(1.060)	(.950)
Net asset value, end of period	$ 37.54	$ 47.41
Total Return B, C, D	(18.65)%	(3.36)%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	2.52% A	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 255	$ 365
Portfolio turnover rate	58% A	46% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2018

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.747	1.280
Net realized and unrealized gain (loss)	(9.367)	(2.469)
Total from investment operations	(8.620)	(1.189)
Distributions from net investment income	(.790)	(1.221)
Distributions from net realized gain	(.480)	(.130)
Total distributions	(1.270)	(1.351)
Net asset value, end of period	$ 37.57	$ 47.46
Total Return B, C	(18.26)%	(2.48)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.52% A	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,908	$ 5,167
Portfolio turnover rate	58% A	46% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.47	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.718	1.295
Net realized and unrealized gain (loss)	(9.338)	(2.474)
Total from investment operations	(8.620)	(1.179)
Distributions from net investment income	(.790)	(1.221)
Distributions from net realized gain	(.480)	(.130)
Total distributions	(1.270)	(1.351)
Net asset value, end of period	$ 37.58	$ 47.47
Total Return B, C	(18.25)%	(2.46)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.52% A	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 304	$ 214
Portfolio turnover rate	58% A	46% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	5.6	5.8
Fidelity Advisor Mid Cap II Fund Institutional Class	4.8	4.9
Fidelity Broad Market Opportunities Fund	7.9	7.8
Fidelity Disciplined Equity Fund	4.9	4.9
Fidelity Equity-Income Fund	4.7	4.7
Fidelity Large Cap Core Enhanced Index Fund	7.6	7.9
Fidelity Small Cap Opportunities Fund	3.2	3.2
	38.7	39.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.8	5.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.8	1.9
Fidelity Strategic Income Fund	1.9	2.0
	3.7	3.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.8	6.7
Fidelity Strategic Real Return Fund	6.6	6.7
Fidelity Total Bond Fund	20.8	20.1
	34.2	33.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	9.3	9.3
Fidelity Short-Term Bond Fund	9.3	9.1
	18.6	18.4
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	38.7%
International Equity Funds	4.8%
High Yield Fixed-Income Funds	3.7%
Investment Grade Fixed-Income Funds	34.2%
Short-Term Funds	18.6%

Six months ago
Domestic Equity Funds	39.2%
International Equity Funds	5.0%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	33.5%
Short-Term Funds	18.4%

Expected
Domestic Equity Funds	38.0%
International Equity Funds	4.6%
High Yield Fixed-Income Funds	3.4%
Investment Grade Fixed-Income Funds	34.2%
Short-Term Funds	19.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2008. The current allocation is based on the fund's holdings as of January 31, 2009. The expected allocation represents the fund's anticipated allocation at July 31, 2009.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 43.5%
	Shares	Value
Domestic Equity Funds - 38.7%
Fidelity 100 Index Fund	24,409	$ 147,187
Fidelity Advisor Mid Cap II Fund Institutional Class	12,782	126,291
Fidelity Broad Market Opportunities Fund	37,619	209,539
Fidelity Disciplined Equity Fund	7,890	129,234
Fidelity Equity-Income Fund	4,496	123,552
Fidelity Large Cap Core Enhanced Index Fund	34,063	200,634
Fidelity Small Cap Opportunities Fund	16,652	84,424
TOTAL DOMESTIC EQUITY FUNDS		1,020,861
International Equity Funds - 4.8%
Fidelity Advisor International Discovery Fund Institutional Class	6,010	126,327
TOTAL EQUITY FUNDS (Cost $1,681,365)		1,147,188
Fixed-Income Funds - 37.9%

High Yield Fixed-Income Funds - 3.7%
Fidelity Capital & Income Fund	8,826	49,247
Fidelity Strategic Income Fund	5,683	49,671
TOTAL HIGH YIELD FIXED-INCOME FUNDS		98,918

	Shares	Value
Investment Grade Fixed-Income Funds - 34.2%
Fidelity Government Income Fund	16,661	$ 179,104
Fidelity Strategic Real Return Fund	25,657	174,210
Fidelity Total Bond Fund	58,965	548,964
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		902,278
TOTAL FIXED-INCOME FUNDS (Cost $1,119,011)		1,001,196
Short-Term Funds - 18.6%

Fidelity Institutional Money Market Portfolio Institutional Class	244,960	244,960
Fidelity Short-Term Bond Fund	30,708	244,747
TOTAL SHORT-TERM FUNDS (Cost $502,255)		489,707
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $3,302,631)		$ 2,638,091
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,638,091	$ 2,638,091	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $3,302,631) - See accompanying schedule	$ 2,638,091

Liabilities
Distribution fees payable	456

Net Assets	$ 2,637,635
Net Assets consist of:
Paid in capital	$ 3,380,160
Undistributed net investment income	1,221
Accumulated undistributed net realized gain (loss) on investments	(79,206)
Net unrealized appreciation (depreciation) on investments	(664,540)
Net Assets	$ 2,637,635

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($521,364 ÷ 14,202.1 shares)	$ 36.71

Maximum offering price per share (100/94.25 of $36.71)	$ 38.95
Class T: Net Asset Value and redemption price per share ($239,411 ÷ 6,522.9 shares)	$ 36.70

Maximum offering price per share (100/96.50 of $36.70)	$ 38.03

Class C: Net Asset Value and offering price per share ($299,476 ÷ 8,163.2 shares)A	$ 36.69

Income Replacement 2020: Net Asset Value, offering price and redemption price per share ($1,467,286 ÷ 39,967.3 shares)	$ 36.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($110,098 ÷ 2,998.9 shares)	$ 36.71

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 44,048

Expenses
Distribution fees	$ 2,717
Independent trustees' compensation	4
Total expenses before reductions	2,721
Expense reductions	(4)	2,717
Net investment income (loss)		41,331
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(75,201)
Capital gain distributions from underlying funds	15,095	(60,106)
Change in net unrealized appreciation (depreciation) on underlying funds		(546,102)
Net gain (loss)		(606,208)
Net increase (decrease) in net assets resulting from operations		$ (564,877)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 41,331	$ 31,100
Net realized gain (loss)	(60,106)	6,278
Change in net unrealized appreciation (depreciation)	(546,102)	(118,438)
Net increase (decrease) in net assets resulting from operations	(564,877)	(81,060)
Distributions to shareholders from net investment income	(41,220)	(29,990)
Distributions to shareholders from net realized gain	(22,288)	(2,482)
Total distributions	(63,508)	(32,472)
Share transactions - net increase (decrease)	904,784	2,474,768
Total increase (decrease) in net assets	276,399	2,361,236

Net Assets
Beginning of period	2,361,236	-
End of period (including undistributed net investment income of $1,221 and undistributed net investment income of $1,110, respectively)	$ 2,637,635	$ 2,361,236

Financial Highlights - Class A

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.11	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.680	1.085
Net realized and unrealized gain (loss)	(10.054)	(2.692)
Total from investment operations	(9.374)	(1.607)
Distributions from net investment income	(.666)	(1.113)
Distributions from net realized gain	(.360)	(.170)
Total distributions	(1.026)	(1.283)
Net asset value, end of period	$ 36.71	$ 47.11
Total Return B, C, D	(20.01)%	(3.33)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	3.35% A	2.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 521	$ 503
Portfolio turnover rate	62% A	21% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.10	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.628	.985
Net realized and unrealized gain (loss)	(10.055)	(2.707)
Total from investment operations	(9.427)	(1.722)
Distributions from net investment income	(.613)	(1.008)
Distributions from net realized gain	(.360)	(.170)
Total distributions	(.973)	(1.178)
Net asset value, end of period	$ 36.70	$ 47.10
Total Return B, C, D	(20.12)%	(3.56)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	3.10% A	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 239	$ 187
Portfolio turnover rate	62% A	21% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.08	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.529	.755
Net realized and unrealized gain (loss)	(10.051)	(2.699)
Total from investment operations	(9.522)	(1.944)
Distributions from net investment income	(.508)	(.806)
Distributions from net realized gain	(.360)	(.170)
Total distributions	(.868)	(.976)
Net asset value, end of period	$ 36.69	$ 47.08
Total Return B, C, D	(20.31)%	(3.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	2.60% A	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 299	$ 275
Portfolio turnover rate	62% A	21% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2020

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.730	1.190
Net realized and unrealized gain (loss)	(10.064)	(2.677)
Total from investment operations	(9.334)	(1.487)
Distributions from net investment income	(.716)	(1.223)
Distributions from net realized gain	(.360)	(.170)
Total distributions	(1.076)	(1.393)
Net asset value, end of period	$ 36.71	$ 47.12
Total Return B, C	(19.93)%	(3.10)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.60% A	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,467	$ 1,233
Portfolio turnover rate	62% A	21% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.740	1.215
Net realized and unrealized gain (loss)	(10.074)	(2.702)
Total from investment operations	(9.334)	(1.487)
Distributions from net investment income	(.716)	(1.223)
Distributions from net realized gain	(.360)	(.170)
Total distributions	(1.076)	(1.393)
Net asset value, end of period	$ 36.71	$ 47.12
Total Return B, C	(19.93)%	(3.10)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.60% A	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 110	$ 163
Portfolio turnover rate	62% A	21% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	5.9	6.1
Fidelity Advisor Mid Cap II Fund Institutional Class	5.0	5.1
Fidelity Broad Market Opportunities Fund	8.4	8.2
Fidelity Disciplined Equity Fund	5.2	5.2
Fidelity Equity-Income Fund	5.0	5.0
Fidelity Large Cap Core Enhanced Index Fund	8.0	8.3
Fidelity Small Cap Opportunities Fund	3.4	3.4
	40.9	41.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.5	5.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.0	2.1
Fidelity Strategic Income Fund	2.1	2.2
	4.1	4.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.6	6.5
Fidelity Strategic Real Return Fund	6.3	6.4
Fidelity Total Bond Fund	20.0	19.1
	32.9	32.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.3	8.4
Fidelity Short-Term Bond Fund	8.3	8.3
	16.6	16.7
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	40.9%
International Equity Funds	5.5%
High Yield Fixed-Income Funds	4.1%
Investment Grade Fixed-Income Funds	32.9%
Short-Term Funds	16.6%

Six months ago
Domestic Equity Funds	41.3%
International Equity Funds	5.7%
High Yield Fixed-Income Funds	4.3%
Investment Grade Fixed-Income Funds	32.0%
Short-Term Funds	16.7%

Expected
Domestic Equity Funds	40.8%
International Equity Funds	5.4%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	32.5%
Short-Term Funds	17.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2008. The current allocation is based on the fund's holdings as of January 31, 2009. The expected allocation represents the fund's anticipated allocation at July 31, 2009.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 46.4%
	Shares	Value
Domestic Equity Funds - 40.9%
Fidelity 100 Index Fund	28,633	$ 172,657
Fidelity Advisor Mid Cap II Fund Institutional Class	14,983	148,030
Fidelity Broad Market Opportunities Fund	44,350	247,031
Fidelity Disciplined Equity Fund	9,284	152,074
Fidelity Equity-Income Fund	5,328	146,405
Fidelity Large Cap Core Enhanced Index Fund	39,957	235,348
Fidelity Small Cap Opportunities Fund	19,719	99,977
TOTAL DOMESTIC EQUITY FUNDS		1,201,522
International Equity Funds - 5.5%
Fidelity Advisor International Discovery Fund Institutional Class	7,622	160,224
TOTAL EQUITY FUNDS (Cost $2,274,862)		1,361,746
Fixed-Income Funds - 37.0%

High Yield Fixed-Income Funds - 4.1%
Fidelity Capital & Income Fund	10,796	60,242
Fidelity Strategic Income Fund	7,047	61,587
TOTAL HIGH YIELD FIXED-INCOME FUNDS		121,829

	Shares	Value
Investment Grade Fixed-Income Funds - 32.9%
Fidelity Government Income Fund	18,022	$ 193,738
Fidelity Strategic Real Return Fund	27,140	184,279
Fidelity Total Bond Fund	63,221	588,588
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		966,605
TOTAL FIXED-INCOME FUNDS (Cost $1,253,304)		1,088,434
Short-Term Funds - 16.6%

Fidelity Institutional Money Market Portfolio Institutional Class	244,731	244,731
Fidelity Short-Term Bond Fund	30,609	243,954
TOTAL SHORT-TERM FUNDS (Cost $505,225)		488,685
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $4,033,391)		$ 2,938,865
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,938,865	$ 2,938,865	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $4,033,391) - See accompanying schedule		$ 2,938,865
Receivable for investments sold		2
Total assets		2,938,867

Liabilities
Payable for investments purchased	$ 1
Distribution fees payable	170
Total liabilities		171

Net Assets		$ 2,938,696
Net Assets consist of:
Paid in capital		$ 4,485,070
Undistributed net investment income		1,270
Accumulated undistributed net realized gain (loss) on investments		(453,118)
Net unrealized appreciation (depreciation) on investments		(1,094,526)
Net Assets		$ 2,938,696

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($188,077 ÷ 5,213.6 shares)		$ 36.07

Maximum offering price per share (100/94.25 of $36.07)		$ 38.27
Class T: Net Asset Value and redemption price per share ($128,481 ÷ 3,562.0 shares)		$ 36.07

Maximum offering price per share (100/96.50 of $36.07)		$ 37.38

Class C: Net Asset Value and offering price per share ($79,611 ÷ 2,207.2 shares)A		$ 36.07

Income Replacement 2022: Net Asset Value, offering price and redemption price per share ($2,359,270 ÷ 65,391.5 shares)		$ 36.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($183,257 ÷ 5,079.8 shares)		$ 36.08

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 70,935

Expenses
Distribution fees	$ 1,200
Independent trustees' compensation	8
Total expenses before reductions	1,208
Expense reductions	(8)	1,200
Net investment income (loss)		69,735
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(443,829)
Capital gain distributions from underlying funds	21,178	(422,651)
Change in net unrealized appreciation (depreciation) on underlying funds		(739,034)
Net gain (loss)		(1,161,685)
Net increase (decrease) in net assets resulting from operations		$ (1,091,950)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 69,735	$ 85,480
Net realized gain (loss)	(422,651)	18,940
Change in net unrealized appreciation (depreciation)	(739,034)	(355,492)
Net increase (decrease) in net assets resulting from operations	(1,091,950)	(251,072)
Distributions to shareholders from net investment income	(70,940)	(83,005)
Distributions to shareholders from net realized gain	(36,959)	(9,092)
Total distributions	(107,899)	(92,097)
Share transactions - net increase (decrease)	(1,400,319)	5,882,033
Total increase (decrease) in net assets	(2,600,168)	5,538,864

Net Assets
Beginning of period	5,538,864	-
End of period (including undistributed net investment income of $1,270 and undistributed net investment income of $2,475, respectively)	$ 2,938,696	$ 5,538,864

Financial Highlights - Class A

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.05	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.645	1.087
Net realized and unrealized gain (loss)	(10.491)	(2.853)
Total from investment operations	(9.846)	(1.766)
Distributions from net investment income	(.714)	(1.014)
Distributions from net realized gain	(.420)	(.170)
Total distributions	(1.134)	(1.184)
Net asset value, end of period	$ 36.07	$ 47.05
Total Return B, C, D	(21.05)%	(3.64)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	3.17% A	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 188	$ 289
Portfolio turnover rate	25% A	32% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.593	.982
Net realized and unrealized gain (loss)	(10.481)	(2.862)
Total from investment operations	(9.888)	(1.880)
Distributions from net investment income	(.662)	(.910)
Distributions from net realized gain	(.420)	(.170)
Total distributions	(1.082)	(1.080)
Net asset value, end of period	$ 36.07	$ 47.04
Total Return B, C, D	(21.14)%	(3.87)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	2.92% A	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 128	$ 187
Portfolio turnover rate	25% A	32% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.492	.760
Net realized and unrealized gain (loss)	(10.487)	(2.860)
Total from investment operations	(9.995)	(2.100)
Distributions from net investment income	(.555)	(.690)
Distributions from net realized gain	(.420)	(.170)
Total distributions	(.975)	(.860)
Net asset value, end of period	$ 36.07	$ 47.04
Total ReturnB, C, D	(21.35)%	(4.29)%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	2.42% A	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 80	$ 120
Portfolio turnover rate	25% A	32% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2022

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.706	1.190
Net realized and unrealized gain (loss)	(10.498)	(2.836)
Total from investment operations	(9.792)	(1.646)
Distributions from net investment income	(.768)	(1.124)
Distributions from net realized gain	(.420)	(.170)
Total distributions	(1.188)	(1.294)
Net asset value, end of period	$ 36.08	$ 47.06
Total Return B, C	(20.94)%	(3.41)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.42% A	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,359	$ 4,666
Portfolio turnover rate	25% A	32% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.696	1.208
Net realized and unrealized gain (loss)	(10.488)	(2.854)
Total from investment operations	(9.792)	(1.646)
Distributions from net investment income	(.768)	(1.124)
Distributions from net realized gain	(.420)	(.170)
Total distributions	(1.188)	(1.294)
Net asset value, end of period	$ 36.08	$ 47.06
Total ReturnB, C	(20.94)%	(3.41)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.42% A	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 183	$ 277
Portfolio turnover rate	25% A	32% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.1	6.3
Fidelity Advisor Mid Cap II Fund Institutional Class	5.3	5.3
Fidelity Broad Market Opportunities Fund	8.8	8.5
Fidelity Disciplined Equity Fund	5.4	5.4
Fidelity Equity-Income Fund	5.1	5.2
Fidelity Large Cap Core Enhanced Index Fund	8.3	8.6
Fidelity Small Cap Opportunities Fund	3.5	3.4
	42.5	42.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.2	6.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.2	2.3
Fidelity Strategic Income Fund	2.3	2.4
	4.5	4.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.3	6.2
Fidelity Strategic Real Return Fund	6.0	6.2
Fidelity Total Bond Fund	19.1	18.4
	31.4	30.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.7	7.7
Fidelity Short-Term Bond Fund	7.7	7.6
	15.4	15.3
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	42.5%
International Equity Funds	6.2%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	31.4%
Short-Term Funds	15.4%

Six months ago
Domestic Equity Funds	42.7%
International Equity Funds	6.5%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	30.8%
Short-Term Funds	15.3%

Expected
Domestic Equity Funds	42.6%
International Equity Funds	6.2%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	30.9%
Short-Term Funds	15.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2008. The current allocation is based on the fund's holdings as of January 31, 2009. The expected allocation represents the fund's anticipated allocation at July 31, 2009.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 48.7%
	Shares	Value
Domestic Equity Funds - 42.5%
Fidelity 100 Index Fund	10,694	$ 64,482
Fidelity Advisor Mid Cap II Fund Institutional Class	5,661	55,930
Fidelity Broad Market Opportunities Fund	16,745	93,270
Fidelity Disciplined Equity Fund	3,506	57,435
Fidelity Equity-Income Fund	1,991	54,719
Fidelity Large Cap Core Enhanced Index Fund	15,018	88,457
Fidelity Small Cap Opportunities Fund	7,455	37,794
TOTAL DOMESTIC EQUITY FUNDS		452,087
International Equity Funds - 6.2%
Fidelity Advisor International Discovery Fund Institutional Class	3,151	66,228
TOTAL EQUITY FUNDS (Cost $851,817)		518,315
Fixed-Income Funds - 35.9%

High Yield Fixed-Income Funds - 4.5%
Fidelity Capital & Income Fund	4,288	23,925
Fidelity Strategic Income Fund	2,785	24,341
TOTAL HIGH YIELD FIXED-INCOME FUNDS		48,266

	Shares	Value
Investment Grade Fixed-Income Funds - 31.4%
Fidelity Government Income Fund	6,184	$ 66,479
Fidelity Strategic Real Return Fund	9,325	63,317
Fidelity Total Bond Fund	21,869	203,605
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		333,401
TOTAL FIXED-INCOME FUNDS (Cost $440,737)		381,667
Short-Term Funds - 15.4%

Fidelity Institutional Money Market Portfolio Institutional Class	81,909	81,909
Fidelity Short-Term Bond Fund	10,236	81,583
TOTAL SHORT-TERM FUNDS (Cost $168,871)		163,492
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,461,425)		$ 1,063,474
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,063,474	$ 1,063,474	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $1,461,425) - See accompanying schedule	$ 1,063,474
Cash	72
Total assets	1,063,546

Liabilities
Distribution fees payable	251

Net Assets	$ 1,063,295
Net Assets consist of:
Paid in capital	$ 1,582,847
Undistributed net investment income	426
Accumulated undistributed net realized gain (loss) on investments	(122,027)
Net unrealized appreciation (depreciation) on investments	(397,951)
Net Assets	$ 1,063,295

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($273,841 ÷ 7,705.5 shares)	$ 35.54

Maximum offering price per share (100/94.25 of $35.54)	$ 37.71
Class T: Net Asset Value and redemption price per share ($74,888 ÷ 2,107.2 shares)	$ 35.54

Maximum offering price per share (100/96.50 of $35.54)	$ 36.83

Class C: Net Asset Value and offering price per share ($166,319 ÷ 4,683.8 shares)A	$ 35.51

Income Replacement 2024: Net Asset Value, offering price and redemption price per share ($483,810 ÷ 13,611.7 shares)	$ 35.54

Institutional Class: Net Asset Value, offering price and redemption price per share ($64,437 ÷ 1,813.1 shares)	$ 35.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 25,374

Expenses
Distribution fees	$ 1,712
Independent trustees' compensation	3
Total expenses before reductions	1,715
Expense reductions	(3)	1,712
Net investment income (loss)		23,662
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(113,849)
Capital gain distributions from underlying funds	7,577	(106,272)
Change in net unrealized appreciation (depreciation) on underlying funds		(309,162)
Net gain (loss)		(415,434)
Net increase (decrease) in net assets resulting from operations		$ (391,772)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,662	$ 21,776
Net realized gain (loss)	(106,272)	3,597
Change in net unrealized appreciation (depreciation)	(309,162)	(88,789)
Net increase (decrease) in net assets resulting from operations	(391,772)	(63,416)
Distributions to shareholders from net investment income	(23,811)	(21,201)
Distributions to shareholders from net realized gain	(15,755)	(2,896)
Total distributions	(39,566)	(24,097)
Share transactions - net increase (decrease)	69,243	1,512,903
Total increase (decrease) in net assets	(362,095)	1,425,390

Net Assets
Beginning of period	1,425,390	-
End of period (including undistributed net investment income of $426 and undistributed net investment income of $575, respectively)	$ 1,063,295	$ 1,425,390

Financial Highlights - Class A

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.661	1.063
Net realized and unrealized gain (loss)	(10.917)	(2.884)
Total from investment operations	(10.256)	(1.821)
Distributions from net investment income	(.694)	(1.039)
Distributions from net realized gain	(.480)	(.170)
Total distributions	(1.174)	(1.209)
Net asset value, end of period	$ 35.54	$ 46.97
Total Return B, C, D	(21.94)%	(3.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	3.32% A	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 274	$ 286
Portfolio turnover rate	85% A	41% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.618	.966
Net realized and unrealized gain (loss)	(10.925)	(2.903)
Total from investment operations	(10.307)	(1.937)
Distributions from net investment income	(.643)	(.923)
Distributions from net realized gain	(.480)	(.170)
Total distributions	(1.123)	(1.093)
Net asset value, end of period	$ 35.54	$ 46.97
Total Return B, C, D	(22.04)%	(3.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	3.07% A	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 75	$ 96
Portfolio turnover rate	85% A	41% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.93	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.517	.728
Net realized and unrealized gain (loss)	(10.914)	(2.903)
Total from investment operations	(10.397)	(2.175)
Distributions from net investment income	(.543)	(.725)
Distributions from net realized gain	(.480)	(.170)
Total distributions	(1.023)	(.895)
Net asset value, end of period	$ 35.51	$ 46.93
Total ReturnB, C, D	(22.23)%	(4.45)%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	2.57% A	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 166	$ 233
Portfolio turnover rate	85% A	41% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2024

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.727	1.166
Net realized and unrealized gain (loss)	(10.942)	(2.868)
Total from investment operations	(10.215)	(1.702)
Distributions from net investment income	(.745)	(1.148)
Distributions from net realized gain	(.480)	(.170)
Total distributions	(1.225)	(1.318)
Net asset value, end of period	$ 35.54	$ 46.98
Total Return B, C	(21.85)%	(3.53)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.57% A	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 484	$ 714
Portfolio turnover rate	85% A	41% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.722	1.194
Net realized and unrealized gain (loss)	(10.937)	(2.896)
Total from investment operations	(10.215)	(1.702)
Distributions from net investment income	(.745)	(1.148)
Distributions from net realized gain	(.480)	(.170)
Total distributions	(1.225)	(1.318)
Net asset value, end of period	$ 35.54	$ 46.98
Total Return B, C	(21.85)%	(3.53)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.57% A	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 64	$ 97
Portfolio turnover rate	85% A	41% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.3	6.5
Fidelity Advisor Mid Cap II Fund Institutional Class	5.4	5.5
Fidelity Broad Market Opportunities Fund	9.0	8.7
Fidelity Disciplined Equity Fund	5.6	5.5
Fidelity Equity-Income Fund	5.3	5.4
Fidelity Large Cap Core Enhanced Index Fund	8.6	8.8
Fidelity Small Cap Opportunities Fund	3.7	3.6
	43.9	44.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.1	7.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.4	2.4
Fidelity Strategic Income Fund	2.5	2.5
	4.9	4.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.0	6.0
Fidelity Strategic Real Return Fund	5.8	6.0
Fidelity Total Bond Fund	18.4	18.0
	30.2	30.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.0	7.0
Fidelity Short-Term Bond Fund	6.9	6.8
	13.9	13.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	43.9%
International Equity Funds	7.1%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	30.2%
Short-Term Funds	13.9%

Six months ago
Domestic Equity Funds	44.0%
International Equity Funds	7.3%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	30.0%
Short-Term Funds	13.8%

Expected
Domestic Equity Funds	44.0%
International Equity Funds	7.0%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	29.8%
Short-Term Funds	14.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2008. The current allocation is based on the fund's holdings as of January 31, 2009. The expected allocation represents the fund's anticipated allocation at July 31, 2009.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 51.0%
	Shares	Value
Domestic Equity Funds - 43.9%
Fidelity 100 Index Fund	10,773	$ 64,964
Fidelity Advisor Mid Cap II Fund Institutional Class	5,687	56,191
Fidelity Broad Market Opportunities Fund	16,787	93,506
Fidelity Disciplined Equity Fund	3,517	57,606
Fidelity Equity-Income Fund	2,004	55,076
Fidelity Large Cap Core Enhanced Index Fund	15,101	88,946
Fidelity Small Cap Opportunities Fund	7,451	37,777
TOTAL DOMESTIC EQUITY FUNDS		454,066
International Equity Funds - 7.1%
Fidelity Advisor International Discovery Fund Institutional Class	3,478	73,103
TOTAL EQUITY FUNDS (Cost $875,249)		527,169
Fixed-Income Funds - 35.1%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund	4,469	24,937
Fidelity Strategic Income Fund	2,894	25,296
TOTAL HIGH YIELD FIXED-INCOME FUNDS		50,233

	Shares	Value
Investment Grade Fixed-Income Funds - 30.2%
Fidelity Government Income Fund	5,806	$ 62,417
Fidelity Strategic Real Return Fund	8,830	59,956
Fidelity Total Bond Fund	20,426	190,165
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		312,538
TOTAL FIXED-INCOME FUNDS (Cost $420,788)		362,771
Short-Term Funds - 13.9%

Fidelity Institutional Money Market Portfolio Institutional Class	71,903	71,903
Fidelity Short-Term Bond Fund	9,006	71,778
TOTAL SHORT-TERM FUNDS (Cost $149,008)		143,681
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,445,045)		$ 1,033,621
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,033,621	$ 1,033,621	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $1,445,045) - See accompanying schedule		$ 1,033,621

Liabilities
Payable for investments purchased	$ 2
Distribution fees payable	317
Total liabilities		319

Net Assets		$ 1,033,302
Net Assets consist of:
Paid in capital		$ 1,511,910
Undistributed net investment income		674
Accumulated undistributed net realized gain (loss) on investments		(67,858)
Net unrealized appreciation (depreciation) on investments		(411,424)
Net Assets		$ 1,033,302

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($86,745 ÷ 2,478.6 shares)		$ 35.00

Maximum offering price per share (100/94.25 of $35.00)		$ 37.14
Class T: Net Asset Value and redemption price per share ($63,106 ÷ 1,803.1 shares)		$ 35.00

Maximum offering price per share (100/96.50 of $35.00)		$ 36.27

Class C: Net Asset Value and offering price per share ($299,712 ÷ 8,570.5 shares)A		$ 34.97

Income Replacement 2026: Net Asset Value, offering price and redemption price per share ($520,179 ÷ 14,861.7 shares)		$ 35.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($63,560 ÷ 1,815.9 shares)		$ 35.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 22,665

Expenses
Distribution fees	$ 2,293
Independent trustees' compensation	2
Total expenses before reductions	2,295
Expense reductions	(2)	2,293
Net investment income (loss)		20,372
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(65,073)
Capital gain distributions from underlying funds	6,504	(58,569)
Change in net unrealized appreciation (depreciation) on underlying funds		(304,325)
Net gain (loss)		(362,894)
Net increase (decrease) in net assets resulting from operations		$ (342,522)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,372	$ 22,652
Net realized gain (loss)	(58,569)	14,367
Change in net unrealized appreciation (depreciation)	(304,325)	(107,099)
Net increase (decrease) in net assets resulting from operations	(342,522)	(70,080)
Distributions to shareholders from net investment income	(20,298)	(22,051)
Distributions to shareholders from net realized gain	(19,439)	(3,706)
Total distributions	(39,737)	(25,757)
Share transactions - net increase (decrease)	(175,957)	1,687,355
Total increase (decrease) in net assets	(558,216)	1,591,518

Net Assets
Beginning of period	1,591,518	-
End of period (including undistributed net investment income of $674 and undistributed net investment income of $600, respectively)	$ 1,033,302	$ 1,591,518

Financial Highlights - Class A

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.645	1.076
Net realized and unrealized gain (loss)	(11.111)	(3.105)
Total from investment operations	(10.466)	(2.029)
Distributions from net investment income	(.674)	(1.031)
Distributions from net realized gain	(.620)	(.180)
Total distributions	(1.294)	(1.211)
Net asset value, end of period	$ 35.00	$ 46.76
Total Return B, C, D	(22.63)%	(4.19)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	3.29% A	2.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 87	$ 131
Portfolio turnover rate	26% A	21% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.605	.966
Net realized and unrealized gain (loss)	(11.123)	(3.110)
Total from investment operations	(10.518)	(2.144)
Distributions from net investment income	(.622)	(.916)
Distributions from net realized gain	(.620)	(.180)
Total distributions	(1.242)	(1.096)
Net asset value, end of period	$ 35.00	$ 46.76
Total Return B, C, D	(22.73)%	(4.41)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	3.04% A	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63	$ 96
Portfolio turnover rate	26% A	21% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.72	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.506	.723
Net realized and unrealized gain (loss)	(11.120)	(3.090)
Total from investment operations	(10.614)	(2.367)
Distributions from net investment income	(.516)	(.733)
Distributions from net realized gain	(.620)	(.180)
Total distributions	(1.136)	(.913)
Net asset value, end of period	$ 34.97	$ 46.72
Total ReturnB, C, D	(22.94)%	(4.85)%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	2.54% A	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 300	$ 485
Portfolio turnover rate	26% A	21% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2026

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.695	1.168
Net realized and unrealized gain (loss)	(11.121)	(3.079)
Total from investment operations	(10.426)	(1.911)
Distributions from net investment income	(.724)	(1.139)
Distributions from net realized gain	(.620)	(.180)
Total distributions	(1.344)	(1.319)
Net asset value, end of period	$ 35.00	$ 46.77
Total Return B, C	(22.55)%	(3.96)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.53% A	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 520	$ 783
Portfolio turnover rate	26% A	21% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.704	1.196
Net realized and unrealized gain (loss)	(11.130)	(3.107)
Total from investment operations	(10.426)	(1.911)
Distributions from net investment income	(.724)	(1.139)
Distributions from net realized gain	(.620)	(.180)
Total distributions	(1.344)	(1.319)
Net asset value, end of period	$ 35.00	$ 46.77
Total ReturnB, C	(22.55)%	(3.96)%
Ratios to Average Net AssetsE, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.53% A	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 64	$ 96
Portfolio turnover rate	26% A	21% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.4	6.7
Fidelity Advisor Mid Cap II Fund Institutional Class	5.6	5.6
Fidelity Broad Market Opportunities Fund	9.3	8.8
Fidelity Disciplined Equity Fund	5.7	5.6
Fidelity Equity-Income Fund	5.4	5.4
Fidelity Large Cap Core Enhanced Index Fund	8.8	9.0
Fidelity Small Cap Opportunities Fund	3.7	3.7
	44.9	44.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.8	8.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.6
Fidelity Strategic Income Fund	2.6	2.6
	5.1	5.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.8	5.8
Fidelity Strategic Real Return Fund	5.6	5.8
Fidelity Total Bond Fund	17.7	17.3
	29.1	28.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.6	6.6
Fidelity Short-Term Bond Fund	6.5	6.5
	13.1	13.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	44.9%
International Equity Funds	7.8%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	29.1%
Short-Term Funds	13.1%

Six months ago
Domestic Equity Funds	44.8%
International Equity Funds	8.0%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	28.9%
Short-Term Funds	13.1%

Expected
Domestic Equity Funds	45.0%
International Equity Funds	7.8%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	28.9%
Short-Term Funds	13.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2008. The current allocation is based on the fund's holdings as of January 31, 2009. The expected allocation represents the fund's anticipated allocation at July 31, 2009.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 52.7%
	Shares	Value
Domestic Equity Funds - 44.9%
Fidelity 100 Index Fund	64,337	$ 387,954
Fidelity Advisor Mid Cap II Fund Institutional Class	33,985	335,771
Fidelity Broad Market Opportunities Fund	100,371	559,068
Fidelity Disciplined Equity Fund	21,021	344,326
Fidelity Equity-Income Fund	11,972	328,994
Fidelity Large Cap Core Enhanced Index Fund	90,266	531,669
Fidelity Small Cap Opportunities Fund	44,594	226,094
TOTAL DOMESTIC EQUITY FUNDS		2,713,876
International Equity Funds - 7.8%
Fidelity Advisor International Discovery Fund Institutional Class	22,555	474,096
TOTAL EQUITY FUNDS (Cost $5,038,951)		3,187,972
Fixed-Income Funds - 34.2%

High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund	27,625	154,147
Fidelity Strategic Income Fund	17,827	155,809
TOTAL HIGH YIELD FIXED-INCOME FUNDS		309,956

	Shares	Value
Investment Grade Fixed-Income Funds - 29.1%
Fidelity Government Income Fund	32,638	$ 350,862
Fidelity Strategic Real Return Fund	49,711	337,535
Fidelity Total Bond Fund	115,011	1,070,748
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,759,145
TOTAL FIXED-INCOME FUNDS (Cost $2,395,353)		2,069,101
Short-Term Funds - 13.1%

Fidelity Institutional Money Market Portfolio Institutional Class	395,423	395,423
Fidelity Short-Term Bond Fund	49,535	394,797
TOTAL SHORT-TERM FUNDS (Cost $814,061)		790,220
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,248,365)		$ 6,047,293
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,047,293	$ 6,047,293	$ -	$ -
Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $30 all of which will expire on July 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $8,248,365) - See accompanying schedule		$ 6,047,293
Cash		1
Receivable for investments sold		252
Total assets		6,047,546

Liabilities
Payable for investments purchased	$ 2
Payable for fund shares redeemed	245
Distribution fees payable	331
Total liabilities		578

Net Assets		$ 6,046,968
Net Assets consist of:
Paid in capital		$ 8,568,340
Undistributed net investment income		2,531
Accumulated undistributed net realized gain (loss) on investments		(322,831)
Net unrealized appreciation (depreciation) on investments		(2,201,072)
Net Assets		$ 6,046,968

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($235,476 ÷ 6,730.6 shares)		$ 34.99

Maximum offering price per share (100/94.25 of $34.99)		$ 37.12
Class T: Net Asset Value and redemption price per share ($430,961 ÷ 12,320.4 shares)		$ 34.98

Maximum offering price per share (100/96.50 of $34.98)		$ 36.25

Class C: Net Asset Value and offering price per share ($97,429 ÷ 2,785.3 shares)A		$ 34.98

Income Replacement 2028: Net Asset Value, offering price and redemption price per share ($5,220,164 ÷ 149,189.8 shares)		$ 34.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($62,938 ÷ 1,798.7 shares)		$ 34.99

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 125,664

Expenses
Distribution fees	$ 2,419
Independent trustees' compensation	13
Total expenses before reductions	2,432
Expense reductions	(13)	2,419
Net investment income (loss)		123,245
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(294,228)
Capital gain distributions from underlying funds	36,926	(257,302)
Change in net unrealized appreciation (depreciation) on underlying funds		(1,792,743)
Net gain (loss)		(2,050,045)
Net increase (decrease) in net assets resulting from operations		$ (1,926,800)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 123,245	$ 81,571
Net realized gain (loss)	(257,302)	2,561
Change in net unrealized appreciation (depreciation)	(1,792,743)	(408,329)
Net increase (decrease) in net assets resulting from operations	(1,926,800)	(324,197)
Distributions to shareholders from net investment income	(123,870)	(78,416)
Distributions to shareholders from net realized gain	(58,901)	(8,604)
Total distributions	(182,771)	(87,020)
Share transactions - net increase (decrease)	865,966	7,701,790
Total increase (decrease) in net assets	(1,243,605)	7,290,573

Net Assets
Beginning of period	7,290,573	-
End of period (including undistributed net investment income of $2,531 and undistributed net investment income of $3,156, respectively)	$ 6,046,968	$ 7,290,573

Financial Highlights - Class A

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.81	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.678	.966
Net realized and unrealized gain (loss)	(11.506)	(3.085)
Total from investment operations	(10.828)	(2.119)
Distributions from net investment income	(.662)	(.911)
Distributions from net realized gain	(.330)	(.160)
Total distributions	(.992)	(1.071)
Net asset value, end of period	$ 34.99	$ 46.81
Total Return B, C, D	(23.23)%	(4.36)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	3.39% A	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 235	$ 371
Portfolio turnover rate	56% A	33% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.80	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.624	.847
Net realized and unrealized gain (loss)	(11.505)	(3.079)
Total from investment operations	(10.881)	(2.232)
Distributions from net investment income	(.609)	(.808)
Distributions from net realized gain	(.330)	(.160)
Total distributions	(.939)	(.968)
Net asset value, end of period	$ 34.98	$ 46.80
Total Return B, C, D	(23.34)%	(4.57)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	3.14% A	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 431	$ 606
Portfolio turnover rate	56% A	33% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.79	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.528	.639
Net realized and unrealized gain (loss)	(11.501)	(3.104)
Total from investment operations	(10.973)	(2.465)
Distributions from net investment income	(.507)	(.585)
Distributions from net realized gain	(.330)	(.160)
Total distributions	(.837)	(.745)
Net asset value, end of period	$ 34.98	$ 46.79
Total Return B, C, D	(23.52)%	(5.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	2.64% A	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 97	$ 150
Portfolio turnover rate	56% A	33% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2028

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.719	1.067
Net realized and unrealized gain (loss)	(11.505)	(3.072)
Total from investment operations	(10.786)	(2.005)
Distributions from net investment income	(.714)	(1.015)
Distributions from net realized gain	(.330)	(.160)
Total distributions	(1.044)	(1.175)
Net asset value, end of period	$ 34.99	$ 46.82
Total Return B, C	(23.15)%	(4.14)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.64% A	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,220	$ 6,068
Portfolio turnover rate	56% A	33% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.727	1.101
Net realized and unrealized gain (loss)	(11.513)	(3.106)
Total from investment operations	(10.786)	(2.005)
Distributions from net investment income	(.714)	(1.015)
Distributions from net realized gain	(.330)	(.160)
Total distributions	(1.044)	(1.175)
Net asset value, end of period	$ 34.99	$ 46.82
Total Return B, C	(23.15)%	(4.14)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.64% A	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63	$ 96
Portfolio turnover rate	56% A	33% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.5	6.8
Fidelity Advisor Mid Cap II Fund Institutional Class	5.7	5.6
Fidelity Broad Market Opportunities Fund	9.4	9.0
Fidelity Disciplined Equity Fund	5.8	5.7
Fidelity Equity-Income Fund	5.5	5.5
Fidelity Large Cap Core Enhanced Index Fund	9.0	9.1
Fidelity Small Cap Opportunities Fund	3.8	3.7
	45.7	45.4
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.6	8.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.6	2.7
Fidelity Strategic Income Fund	2.7	2.8
	5.3	5.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.7	5.8
Fidelity Strategic Real Return Fund	5.5	5.7
Fidelity Total Bond Fund	17.3	17.1
	28.5	28.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.0	5.8
Fidelity Short-Term Bond Fund	5.9	5.8
	11.9	11.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	45.7%
International Equity Funds	8.6%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	28.5%
Short-Term Funds	11.9%

Six months ago
Domestic Equity Funds	45.4%
International Equity Funds	8.9%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	28.6%
Short-Term Funds	11.6%

Expected
Domestic Equity Funds	45.8%
International Equity Funds	8.6%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	28.0%
Short-Term Funds	12.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2008. The current allocation is based on the fund's holdings as of January 31, 2009. The expected allocation represents the fund's anticipated allocation at July 31, 2009.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 54.3%
	Shares	Value
Domestic Equity Funds - 45.7%
Fidelity 100 Index Fund	7,283	$ 43,919
Fidelity Advisor Mid Cap II Fund Institutional Class	3,851	38,044
Fidelity Broad Market Opportunities Fund	11,376	63,363
Fidelity Disciplined Equity Fund	2,382	39,021
Fidelity Equity-Income Fund	1,357	37,293
Fidelity Large Cap Core Enhanced Index Fund	10,230	60,257
Fidelity Small Cap Opportunities Fund	5,057	25,640
TOTAL DOMESTIC EQUITY FUNDS		307,537
International Equity Funds - 8.6%
Fidelity Advisor International Discovery Fund Institutional Class	2,749	57,794
TOTAL EQUITY FUNDS (Cost $602,011)		365,331
Fixed-Income Funds - 33.8%

High Yield Fixed-Income Funds - 5.3%
Fidelity Capital & Income Fund	3,207	17,894
Fidelity Strategic Income Fund	2,082	18,196
TOTAL HIGH YIELD FIXED-INCOME FUNDS		36,090

	Shares	Value
Investment Grade Fixed-Income Funds - 28.5%
Fidelity Government Income Fund	3,564	$ 38,318
Fidelity Strategic Real Return Fund	5,404	36,696
Fidelity Total Bond Fund	12,548	116,825
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		191,839
TOTAL FIXED-INCOME FUNDS (Cost $263,414)		227,929
Short-Term Funds - 11.9%

Fidelity Institutional Money Market Portfolio Institutional Class	40,113	40,113
Fidelity Short-Term Bond Fund	5,027	40,065
TOTAL SHORT-TERM FUNDS (Cost $82,316)		80,178
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $947,741)		$ 673,438
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 673,438	$ 673,438	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $947,741) - See accompanying schedule	$ 673,438

Liabilities
Distribution fees payable	219

Net Assets	$ 673,219
Net Assets consist of:
Paid in capital	$ 1,044,610
Undistributed net investment income	235
Accumulated undistributed net realized gain (loss) on investments	(97,323)
Net unrealized appreciation (depreciation) on investments	(274,303)
Net Assets	$ 673,219

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($62,123 ÷ 1,803.4 shares)	$ 34.45

Maximum offering price per share (100/94.25 of $34.45)	$ 36.55
Class T: Net Asset Value and redemption price per share ($81,390 ÷ 2,363.1 shares)	$ 34.44

Maximum offering price per share (100/96.50 of $34.44)	$ 35.69

Class C: Net Asset Value and offering price per share ($187,891 ÷ 5,457.2 shares)A	$ 34.43

Income Replacement 2030: Net Asset Value, offering price and redemption price per share ($279,471 ÷ 8,113.5 shares)	$ 34.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($62,344 ÷ 1,809.9 shares)	$ 34.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 16,135
Interest		2
Total income		16,137

Expenses
Distribution fees	$ 1,569
Independent trustees' compensation	2
Total expenses before reductions	1,571
Expense reductions	(2)	1,569
Net investment income (loss)		14,568
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(97,461)
Capital gain distributions from underlying funds	4,199	(93,262)
Change in net unrealized appreciation (depreciation) on underlying funds		(192,468)
Net gain (loss)		(285,730)
Net increase (decrease) in net assets resulting from operations		$ (271,162)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,568	$ 14,848
Net realized gain (loss)	(93,262)	11,266
Change in net unrealized appreciation (depreciation)	(192,468)	(81,835)
Net increase (decrease) in net assets resulting from operations	(271,162)	(55,721)
Distributions to shareholders from net investment income	(14,878)	(14,428)
Distributions to shareholders from net realized gain	(12,578)	(2,528)
Total distributions	(27,456)	(16,956)
Share transactions - net increase (decrease)	(264,743)	1,309,257
Total increase (decrease) in net assets	(563,361)	1,236,580

Net Assets
Beginning of period	1,236,580	-
End of period (including undistributed net investment income of $235 and undistributed net investment income of $545, respectively)	$ 673,219	$ 1,236,580

Financial Highlights - Class A

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.621	1.034
Net realized and unrealized gain (loss)	(11.595)	(3.239)
Total from investment operations	(10.974)	(2.205)
Distributions from net investment income	(.696)	(.995)
Distributions from net realized gain	(.490)	(.190)
Total distributions	(1.186)	(1.185)
Net asset value, end of period	$ 34.45	$ 46.61
Total Return B, C, D	(23.79)%	(4.55)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	3.15% A	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 62	$ 95
Portfolio turnover rate	57% A	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.570	.920
Net realized and unrealized gain (loss)	(11.603)	(3.234)
Total from investment operations	(11.033)	(2.314)
Distributions from net investment income	(.647)	(.886)
Distributions from net realized gain	(.490)	(.190)
Total distributions	(1.137)	(1.076)
Net asset value, end of period	$ 34.44	$ 46.61
Total Return B, C, D	(23.91)%	(4.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	2.90% A	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 81	$ 95
Portfolio turnover rate	57% A	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.58	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.473	.682
Net realized and unrealized gain (loss)	(11.589)	(3.227)
Total from investment operations	(11.116)	(2.545)
Distributions from net investment income	(.544)	(.685)
Distributions from net realized gain	(.490)	(.190)
Total distributions	(1.034)	(.875)
Net asset value, end of period	$ 34.43	$ 46.58
Total Return B, C, D	(24.08)%	(5.21)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	2.40% A	1.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 188	$ 297
Portfolio turnover rate	57% A	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2030

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.693	1.117
Net realized and unrealized gain (loss)	(11.617)	(3.209)
Total from investment operations	(10.924)	(2.092)
Distributions from net investment income	(.746)	(1.108)
Distributions from net realized gain	(.490)	(.190)
Total distributions	(1.236)	(1.298)
Net asset value, end of period	$ 34.45	$ 46.61
Total Return B, C	(23.69)%	(4.33)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.40% A	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 279	$ 653
Portfolio turnover rate	57% A	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.670	1.149
Net realized and unrealized gain (loss)	(11.594)	(3.241)
Total from investment operations	(10.924)	(2.092)
Distributions from net investment income	(.746)	(1.108)
Distributions from net realized gain	(.490)	(.190)
Total distributions	(1.236)	(1.298)
Net asset value, end of period	$ 34.45	$ 46.61
Total Return B, C	(23.69)%	(4.33)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.40% A	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 62	$ 96
Portfolio turnover rate	57% A	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.6	6.9
Fidelity Advisor Mid Cap II Fund Institutional Class	5.7	5.8
Fidelity Broad Market Opportunities Fund	9.6	9.1
Fidelity Disciplined Equity Fund	5.9	5.8
Fidelity Equity-Income Fund	5.6	5.6
Fidelity Large Cap Core Enhanced Index Fund	9.1	9.3
Fidelity Small Cap Opportunities Fund	3.9	3.7
	46.4	46.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.4	9.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.8	2.9
Fidelity Strategic Income Fund	2.8	2.9
	5.6	5.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.7	5.6
Fidelity Strategic Real Return Fund	5.4	5.6
Fidelity Total Bond Fund	17.3	16.7
	28.4	27.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.0	5.3
Fidelity Short-Term Bond Fund	5.2	5.2
	10.2	10.5
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	46.4%
International Equity Funds	9.4%
High Yield Fixed-Income Funds	5.6%
Investment Grade Fixed-Income Funds	28.4%
Short-Term Funds	10.2%

Six months ago
Domestic Equity Funds	46.2%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	27.9%
Short-Term Funds	10.5%

Expected
Domestic Equity Funds	46.7%
International Equity Funds	9.4%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	27.6%
Short-Term Funds	10.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2008. The current allocation is based on the fund's holdings as of January 31, 2009. The expected allocation represents the fund's anticipated allocation at July 31, 2009.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 55.8%
	Shares	Value
Domestic Equity Funds - 46.4%
Fidelity 100 Index Fund	8,607	$ 51,900
Fidelity Advisor Mid Cap II Fund Institutional Class	4,533	44,790
Fidelity Broad Market Opportunities Fund	13,397	74,621
Fidelity Disciplined Equity Fund	2,808	46,003
Fidelity Equity-Income Fund	1,600	43,968
Fidelity Large Cap Core Enhanced Index Fund	12,061	71,037
Fidelity Small Cap Opportunities Fund	5,941	30,119
TOTAL DOMESTIC EQUITY FUNDS		362,438
International Equity Funds - 9.4%
Fidelity Advisor International Discovery Fund Institutional Class	3,481	73,179
TOTAL EQUITY FUNDS (Cost $739,226)		435,617
Fixed-Income Funds - 34.0%

High Yield Fixed-Income Funds - 5.6%
Fidelity Capital & Income Fund	3,903	21,780
Fidelity Strategic Income Fund	2,540	22,201
TOTAL HIGH YIELD FIXED-INCOME FUNDS		43,981

	Shares	Value
Investment Grade Fixed-Income Funds - 28.4%
Fidelity Government Income Fund	4,108	$ 44,159
Fidelity Strategic Real Return Fund	6,186	42,005
Fidelity Total Bond Fund	14,528	135,255
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		221,419
TOTAL FIXED-INCOME FUNDS (Cost $309,418)		265,400
Short-Term Funds - 10.2%

Fidelity Institutional Money Market Portfolio Institutional Class	39,468	39,468
Fidelity Short-Term Bond Fund	5,098	40,630
TOTAL SHORT-TERM FUNDS (Cost $82,756)		80,098
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,131,400)		$ 781,115
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 781,115	$ 781,115	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $1,131,400) - See accompanying schedule	$ 781,115

Liabilities
Distribution fees payable	153

Net Assets	$ 780,962
Net Assets consist of:
Paid in capital	$ 1,292,260
Undistributed net investment income	438
Accumulated undistributed net realized gain (loss) on investments	(161,451)
Net unrealized appreciation (depreciation) on investments	(350,285)
Net Assets	$ 780,962

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($190,882 ÷ 5,630.0 shares)	$ 33.90

Maximum offering price per share (100/94.25 of $33.90)	$ 35.97
Class T: Net Asset Value and redemption price per share ($61,236 ÷ 1,805.8 shares)	$ 33.91

Maximum offering price per share (100/96.50 of $33.91)	$ 35.14

Class C: Net Asset Value and offering price per share ($92,519 ÷ 2,729.1 shares)A	$ 33.90

Income Replacement 2032: Net Asset Value, offering price and redemption price per share ($374,646 ÷ 11,048.1 shares)	$ 33.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($61,679 ÷ 1,818.8 shares)	$ 33.91

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 18,751

Expenses
Distribution fees	$ 1,076
Independent trustees' compensation	2
Total expenses before reductions	1,078
Expense reductions	(2)	1,076
Net investment income (loss)		17,675
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(158,080)
Capital gain distributions from underlying funds	5,015	(153,065)
Change in net unrealized appreciation (depreciation) on underlying funds		(215,410)
Net gain (loss)		(368,475)
Net increase (decrease) in net assets resulting from operations		$ (350,800)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,675	$ 23,924
Net realized gain (loss)	(153,065)	16,931
Change in net unrealized appreciation (depreciation)	(215,410)	(134,875)
Net increase (decrease) in net assets resulting from operations	(350,800)	(94,020)
Distributions to shareholders from net investment income	(17,792)	(23,370)
Distributions to shareholders from net realized gain	(19,364)	(4,420)
Total distributions	(37,156)	(27,790)
Share transactions - net increase (decrease)	(249,492)	1,540,220
Total increase (decrease) in net assets	(637,448)	1,418,410

Net Assets
Beginning of period	1,418,410	-
End of period (including undistributed net investment income of $438 and undistributed net investment income of $555, respectively)	$ 780,962	$ 1,418,410

Financial Highlights - Class A

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.626	1.019
Net realized and unrealized gain (loss)	(11.866)	(3.322)
Total from investment operations	(11.240)	(2.303)
Distributions from net investment income	(.670)	(.987)
Distributions from net realized gain	(.710)	(.190)
Total distributions	(1.380)	(1.177)
Net asset value, end of period	$ 33.90	$ 46.52
Total Return B, C, D	(24.45)%	(4.75)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	3.13% A	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 191	$ 402
Portfolio turnover rate	68% A	23% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.563	.918
Net realized and unrealized gain (loss)	(11.842)	(3.339)
Total from investment operations	(11.279)	(2.421)
Distributions from net investment income	(.621)	(.869)
Distributions from net realized gain	(.710)	(.190)
Total distributions	(1.331)	(1.059)
Net asset value, end of period	$ 33.91	$ 46.52
Total Return B, C, D	(24.53)%	(4.98)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	2.88% A	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61	$ 95
Portfolio turnover rate	68% A	23% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.51	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.454	.690
Net realized and unrealized gain (loss)	(11.827)	(3.342)
Total from investment operations	(11.373)	(2.652)
Distributions from net investment income	(.527)	(.648)
Distributions from net realized gain	(.710)	(.190)
Total distributions	(1.237)	(.838)
Net asset value, end of period	$ 33.90	$ 46.51
Total Return B, C, D	(24.72)%	(5.42)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	2.38% A	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 93	$ 95
Portfolio turnover rate	68% A	23% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2032

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.670	1.122
Net realized and unrealized gain (loss)	(11.858)	(3.310)
Total from investment operations	(11.188)	(2.188)
Distributions from net investment income	(.722)	(1.092)
Distributions from net realized gain	(.710)	(.190)
Total distributions	(1.432)	(1.282)
Net asset value, end of period	$ 33.91	$ 46.53
Total Return B, C	(24.35)%	(4.53)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.38% A	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 375	$ 731
Portfolio turnover rate	68% A	23% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.662	1.147
Net realized and unrealized gain (loss)	(11.850)	(3.335)
Total from investment operations	(11.188)	(2.188)
Distributions from net investment income	(.722)	(1.092)
Distributions from net realized gain	(.710)	(.190)
Total distributions	(1.432)	(1.282)
Net asset value, end of period	$ 33.91	$ 46.53
Total Return B, C	(24.35)%	(4.53)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.38% A	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 62	$ 96
Portfolio turnover rate	68% A	23% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.8	7.0
Fidelity Advisor Mid Cap II Fund Institutional Class	5.9	6.0
Fidelity Broad Market Opportunities Fund	9.7	9.4
Fidelity Disciplined Equity Fund	6.0	5.9
Fidelity Equity-Income Fund	5.7	5.7
Fidelity Large Cap Core Enhanced Index Fund	9.3	9.5
Fidelity Small Cap Opportunities Fund	3.9	3.8
	47.3	47.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.3	10.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.0	3.0
Fidelity Strategic Income Fund	3.0	3.1
	6.0	6.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.5
Fidelity Strategic Real Return Fund	5.3	5.6
Fidelity Total Bond Fund	16.7	16.3
	27.4	27.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.5	4.2
Fidelity Short-Term Bond Fund	4.5	4.3
	9.0	8.5
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	47.3%
International Equity Funds	10.3%
High Yield Fixed-Income Funds	6.0%
Investment Grade Fixed-Income Funds	27.4%
Short-Term Funds	9.0%

Six months ago
Domestic Equity Funds	47.3%
International Equity Funds	10.7%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	27.4%
Short-Term Funds	8.5%

Expected
Domestic Equity Funds	47.5%
International Equity Funds	10.3%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	9.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2008. The current allocation is based on the fund's holdings as of January 31, 2009. The expected allocation represents the fund's anticipated allocation at July 31, 2009.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 57.6%
	Shares	Value
Domestic Equity Funds - 47.3%
Fidelity 100 Index Fund	16,474	$ 99,338
Fidelity Advisor Mid Cap II Fund Institutional Class	8,677	85,726
Fidelity Broad Market Opportunities Fund	25,518	142,134
Fidelity Disciplined Equity Fund	5,348	87,601
Fidelity Equity-Income Fund	3,054	83,915
Fidelity Large Cap Core Enhanced Index Fund	23,059	135,817
Fidelity Small Cap Opportunities Fund	11,302	57,300
TOTAL DOMESTIC EQUITY FUNDS		691,831
International Equity Funds - 10.3%
Fidelity Advisor International Discovery Fund Institutional Class	7,174	150,804
TOTAL EQUITY FUNDS (Cost $1,286,553)		842,635
Fixed-Income Funds - 33.4%

High Yield Fixed-Income Funds - 6.0%
Fidelity Capital & Income Fund	7,770	43,355
Fidelity Strategic Income Fund	5,038	44,030
TOTAL HIGH YIELD FIXED-INCOME FUNDS		87,385

	Shares	Value
Investment Grade Fixed-Income Funds - 27.4%
Fidelity Government Income Fund	7,425	$ 79,819
Fidelity Strategic Real Return Fund	11,350	77,063
Fidelity Total Bond Fund	26,201	243,934
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		400,816
TOTAL FIXED-INCOME FUNDS (Cost $553,737)		488,201
Short-Term Funds - 9.0%

Fidelity Institutional Money Market Portfolio Institutional Class	66,300	66,300
Fidelity Short-Term Bond Fund	8,315	66,274
TOTAL SHORT-TERM FUNDS (Cost $136,107)		132,574
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,976,397)		$ 1,463,410
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,463,410	$ 1,463,410	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $1,976,397) - See accompanying schedule		$ 1,463,410

Liabilities
Payable for investments purchased	$ 62
Distribution fees payable	122
Total liabilities		184

Net Assets		$ 1,463,226
Net Assets consist of:
Paid in capital		$ 2,010,046
Undistributed net investment income		550
Accumulated undistributed net realized gain (loss) on investments		(34,383)
Net unrealized appreciation (depreciation) on investments		(512,987)
Net Assets		$ 1,463,226

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($86,945 ÷ 2,570.6 shares)		$ 33.82

Maximum offering price per share (100/94.25 of $33.82)		$ 35.88

Class T: Net Asset Value and redemption price per share ($60,426 ÷ 1,786.5 shares)		$ 33.82

Maximum offering price per share (100/96.50 of $33.82)		$ 35.05

Class C: Net Asset Value and offering price per share ($83,740 ÷ 2,475.9 shares)A		$ 33.82

Income Replacement 2034: Net Asset Value, offering price and redemption price per share ($1,111,323 ÷ 32,858.7 shares)		$ 33.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($120,792 ÷ 3,571.2 shares)		$ 33.82

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 25,904

Expenses
Distribution fees	$ 814
Independent trustees' compensation	2
Total expenses before reductions	816
Expense reductions	(2)	814
Net investment income (loss)		25,090
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(38,504)
Capital gain distributions from underlying funds	7,001	(31,503)
Change in net unrealized appreciation (depreciation) on underlying funds		(436,634)
Net gain (loss)		(468,137)
Net increase (decrease) in net assets resulting from operations		$ (443,047)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,090	$ 15,943
Net realized gain (loss)	(31,503)	12,403
Change in net unrealized appreciation (depreciation)	(436,634)	(76,353)
Net increase (decrease) in net assets resulting from operations	(443,047)	(48,007)
Distributions to shareholders from net investment income	(24,907)	(15,577)
Distributions to shareholders from net realized gain	(12,077)	(2,963)
Total distributions	(36,984)	(18,540)
Share transactions - net increase (decrease)	968,751	1,041,053
Total increase (decrease) in net assets	488,720	974,506

Net Assets
Beginning of period	974,506	-
End of period (including undistributed net investment income of $550 and undistributed net investment income of $367, respectively)	$ 1,463,226	$ 974,506

Financial Highlights - Class A

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.689	.994
Net realized and unrealized gain (loss)	(12.265)	(3.438)
Total from investment operations	(11.576)	(2.444)
Distributions from net investment income	(.614)	(.956)
Distributions from net realized gain	(.390)	(.200)
Total distributions	(1.004)	(1.156)
Net asset value, end of period	$ 33.82	$ 46.40
Total Return B, C, D	(25.19)%	(5.04)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	3.54% A	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 87	$ 138
Portfolio turnover rate	41% A	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.639	.875
Net realized and unrealized gain (loss)	(12.269)	(3.431)
Total from investment operations	(11.630)	(2.556)
Distributions from net investment income	(.560)	(.844)
Distributions from net realized gain	(.390)	(.200)
Total distributions	(.950)	(1.044)
Net asset value, end of period	$ 33.82	$ 46.40
Total Return B, C, D	(25.30)%	(5.25)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	3.28% A	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 60	$ 95
Portfolio turnover rate	41% A	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.531	.658
Net realized and unrealized gain (loss)	(12.246)	(3.448)
Total from investment operations	(11.715)	(2.790)
Distributions from net investment income	(.465)	(.620)
Distributions from net realized gain	(.390)	(.200)
Total distributions	(.855)	(.820)
Net asset value, end of period	$ 33.82	$ 46.39
Total Return B, C, D	(25.47)%	(5.70)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	2.79% A	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 84	$ 94
Portfolio turnover rate	41% A	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannnual Report

Financial Highlights - Income Replacement 2034

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.706	1.090
Net realized and unrealized gain (loss)	(12.232)	(3.425)
Total from investment operations	(11.526)	(2.335)
Distributions from net investment income	(.664)	(1.065)
Distributions from net realized gain	(.390)	(.200)
Total distributions	(1.054)	(1.265)
Net asset value, end of period	$ 33.82	$ 46.40
Total Return B, C	(25.09)%	(4.83)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.79% A	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,111	$ 552
Portfolio turnover rate	41% A	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.41	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.722	1.114
Net realized and unrealized gain (loss)	(12.258)	(3.439)
Total from investment operations	(11.536)	(2.325)
Distributions from net investment income	(.664)	(1.065)
Distributions from net realized gain	(.390)	(.200)
Total distributions	(1.054)	(1.265)
Net asset value, end of period	$ 33.82	$ 46.41
Total Return B, C	(25.11)%	(4.81)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.79% A	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 121	$ 95
Portfolio turnover rate	41% A	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.9	7.2
Fidelity Advisor Mid Cap II Fund Institutional Class	6.0	6.1
Fidelity Broad Market Opportunities Fund	10.0	9.6
Fidelity Disciplined Equity Fund	6.2	6.1
Fidelity Equity-Income Fund	5.9	5.9
Fidelity Large Cap Core Enhanced Index Fund	9.5	9.7
Fidelity Small Cap Opportunities Fund	4.1	3.9
	48.6	48.5
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	11.2	11.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.1	3.2
Fidelity Strategic Income Fund	3.1	3.2
	6.2	6.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.5
Fidelity Strategic Real Return Fund	5.2	5.5
Fidelity Total Bond Fund	16.4	16.4
	27.0	27.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	3.5	3.1
Fidelity Short-Term Bond Fund	3.5	3.0
	7.0	6.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	48.6%
International Equity Funds	11.2%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	27.0%
Short-Term Funds	7.0%

Six months ago
Domestic Equity Funds	48.5%
International Equity Funds	11.6%
High Yield Fixed-Income Funds	6.4%
Investment Grade Fixed-Income Funds	27.4%
Short-Term Funds	6.1%

Expected
Domestic Equity Funds	48.6%
International Equity Funds	11.2%
High Yield Fixed-Income Funds	6.0%
Investment Grade Fixed-Income Funds	26.4%
Short-Term Funds	7.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2008. The current allocation is based on the fund's holdings as of January 31, 2009. The expected allocation represents the fund's anticipated allocation at July 31, 2009.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 59.8%
	Shares	Value
Domestic Equity Funds - 48.6%
Fidelity 100 Index Fund	11,911	$ 71,823
Fidelity Advisor Mid Cap II Fund Institutional Class	6,284	62,082
Fidelity Broad Market Opportunities Fund	18,600	103,603
Fidelity Disciplined Equity Fund	3,899	63,866
Fidelity Equity-Income Fund	2,222	61,047
Fidelity Large Cap Core Enhanced Index Fund	16,743	98,617
Fidelity Small Cap Opportunities Fund	8,245	41,802
TOTAL DOMESTIC EQUITY FUNDS		502,840
International Equity Funds - 11.2%
Fidelity Advisor International Discovery Fund Institutional Class	5,531	116,262
TOTAL EQUITY FUNDS (Cost $1,078,547)		619,102
Fixed-Income Funds - 33.2%

High Yield Fixed-Income Funds - 6.2%
Fidelity Capital & Income Fund	5,764	32,162
Fidelity Strategic Income Fund	3,727	32,577
TOTAL HIGH YIELD FIXED-INCOME FUNDS		64,739

	Shares	Value
Investment Grade Fixed-Income Funds - 27.0%
Fidelity Government Income Fund	5,205	$ 55,959
Fidelity Strategic Real Return Fund	7,871	53,445
Fidelity Total Bond Fund	18,288	170,266
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		279,670
TOTAL FIXED-INCOME FUNDS (Cost $404,005)		344,409
Short-Term Funds - 7.0%

Fidelity Institutional Money Market Portfolio Institutional Class	36,235	36,235
Fidelity Short-Term Bond Fund	4,546	36,232
TOTAL SHORT-TERM FUNDS (Cost $75,243)		72,467
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,557,795)		$ 1,035,978
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,035,978	$ 1,035,978	$ -	$ -
Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $20 all of which will expire on July 31, 2016.
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $24,292 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $1,557,795) - See accompanying schedule		$ 1,035,978
Cash		74
Receivable for fund shares sold		135
Other receivables		1,130
Total assets		1,037,317

Liabilities
Payable for investments purchased	$ 134
Distribution fees payable	193
Total liabilities		327

Net Assets		$ 1,036,990
Net Assets consist of:
Paid in capital		$ 1,694,635
Undistributed net investment income		426
Accumulated undistributed net realized gain (loss) on investments		(136,254)
Net unrealized appreciation (depreciation) on investments		(521,817)
Net Assets		$ 1,036,990

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($59,915 ÷ 1,805.5 shares)		$ 33.18

Maximum offering price per share (100/94.25 of $33.18)		$ 35.20
Class T: Net Asset Value and redemption price per share ($246,994 ÷ 7,444.0 shares)		$ 33.18

Maximum offering price per share (100/96.50 of $33.18)		$ 34.38

Class C: Net Asset Value and offering price per share ($76,511 ÷ 2,305.9 shares)A		$ 33.18

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($578,597 ÷ 17,435.3 shares)		$ 33.19

Institutional Class: Net Asset Value, offering price and redemption price per share ($74,973 ÷ 2,259.3 shares)		$ 33.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2009 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 23,747

Expenses
Distribution fees	$ 1,364
Independent trustees' compensation	3
Total expenses before reductions	1,367
Expense reductions	(3)	1,364
Net investment income (loss)		22,383
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(99,681)
Capital gain distributions from underlying funds	6,160	(93,521)
Change in net unrealized appreciation (depreciation) on underlying funds		(376,404)
Net gain (loss)		(469,925)
Net increase (decrease) in net assets resulting from operations		$ (447,542)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,383	$ 27,166
Net realized gain (loss)	(93,521)	(18,929)
Change in net unrealized appreciation (depreciation)	(376,404)	(145,413)
Net increase (decrease) in net assets resulting from operations	(447,542)	(137,176)
Distributions to shareholders from net investment income	(22,562)	(26,561)
Distributions to shareholders from net realized gain	(18,420)	(4,991)
Total distributions	(40,982)	(31,552)
Share transactions - net increase (decrease)	(152,663)	1,846,905
Total increase (decrease) in net assets	(641,187)	1,678,177

Net Assets
Beginning of period	1,678,177	-
End of period (including undistributed net investment income of $426 and undistributed net investment income of $605, respectively)	$ 1,036,990	$ 1,678,177

Financial Highlights - Class A

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.624	.951
Net realized and unrealized gain (loss)	(12.618)	(3.464)
Total from investment operations	(11.994)	(2.513)
Distributions from net investment income	(.656)	(.897)
Distributions from net realized gain	(.570)	(.190)
Total distributions	(1.226)	(1.087)
Net asset value, end of period	$ 33.18	$ 46.40
Total Return B, C, D	(25.97)%	(5.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	3.22% A	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 60	$ 95
Portfolio turnover rate	48% A	44% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.575	.823
Net realized and unrealized gain (loss)	(12.607)	(3.449)
Total from investment operations	(12.032)	(2.626)
Distributions from net investment income	(.608)	(.794)
Distributions from net realized gain	(.570)	(.190)
Total distributions	(1.178)	(.984)
Net asset value, end of period	$ 33.18	$ 46.39
Total Return B, C, D	(26.05)%	(5.39)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	2.98% A	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 247	$ 384
Portfolio turnover rate	48% A	44% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.473	.609
Net realized and unrealized gain (loss)	(12.605)	(3.465)
Total from investment operations	(12.132)	(2.856)
Distributions from net investment income	(.508)	(.564)
Distributions from net realized gain	(.570)	(.190)
Total distributions	(1.078)	(.754)
Net asset value, end of period	$ 33.18	$ 46.39
Total Return B, C, D	(26.25)%	(5.82)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	2.46% A	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 77	$ 94
Portfolio turnover rate	48% A	44% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 30, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2036

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.677	1.043
Net realized and unrealized gain (loss)	(12.620)	(3.445)
Total from investment operations	(11.943)	(2.402)
Distributions from net investment income	(.707)	(1.008)
Distributions from net realized gain	(.570)	(.190)
Total distributions	(1.277)	(1.198)
Net asset value, end of period	$ 33.18	$ 46.40
Total Return B, C	(25.85)%	(4.96)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.47% A	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 579	$ 986
Portfolio turnover rate	48% A	44% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.673	1.064
Net realized and unrealized gain (loss)	(12.606)	(3.466)
Total from investment operations	(11.933)	(2.402)
Distributions from net investment income	(.707)	(1.008)
Distributions from net realized gain	(.570)	(.190)
Total distributions	(1.277)	(1.198)
Net asset value, end of period	$ 33.19	$ 46.40
Total Return B, C	(25.88)%	(4.96)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.47% A	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 75	$ 119
Portfolio turnover rate	48% A	44% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period August 30, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	7.2	7.5
Fidelity Advisor Mid Cap II Fund Institutional Class	6.2	6.2
Fidelity Broad Market Opportunities Fund	10.3	9.9
Fidelity Disciplined Equity Fund	6.3	6.3
Fidelity Equity-Income Fund	6.1	6.1
Fidelity Large Cap Core Enhanced Index Fund	9.8	10.1
Fidelity Small Cap Opportunities Fund	4.2	4.1
	50.1	50.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.3	12.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.3	3.4
Fidelity Strategic Income Fund	3.4	3.4
	6.7	6.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.4
Fidelity Strategic Real Return Fund	5.1	5.4
Fidelity Total Bond Fund	16.2	16.0
	26.6	26.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	2.1	2.0
Fidelity Short-Term Bond Fund	2.2	2.0
	4.3	4.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	50.1%
International Equity Funds	12.3%
High Yield Fixed-Income Funds	6.7%
Investment Grade Fixed-Income Funds	26.6%
Short-Term Funds	4.3%

Six months ago
Domestic Equity Funds	50.2%
International Equity Funds	12.2%
High Yield Fixed-Income Funds	6.8%
Investment Grade Fixed-Income Funds	26.8%
Short-Term Funds	4.0%

Expected
Domestic Equity Funds	50.0%
International Equity Funds	12.3%
High Yield Fixed-Income Funds	6.4%
Investment Grade Fixed-Income Funds	26.1%
Short-Term Funds	5.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2008. The current allocation is based on the fund's holdings as of January 31, 2009. The expected allocation represents the fund's anticipated allocation at July 31, 2009.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 62.4%
	Shares	Value
Domestic Equity Funds - 50.1%
Fidelity 100 Index Fund	14,213	$ 85,703
Fidelity Advisor Mid Cap II Fund Institutional Class	7,497	74,066
Fidelity Broad Market Opportunities Fund	22,102	123,109
Fidelity Disciplined Equity Fund	4,625	75,756
Fidelity Equity-Income Fund	2,643	72,616
Fidelity Large Cap Core Enhanced Index Fund	19,913	117,288
Fidelity Small Cap Opportunities Fund	9,811	49,742
TOTAL DOMESTIC EQUITY FUNDS		598,280
International Equity Funds - 12.3%
Fidelity Advisor International Discovery Fund Institutional Class	7,010	147,355
TOTAL EQUITY FUNDS (Cost $1,210,194)		745,635
Fixed-Income Funds - 33.3%

High Yield Fixed-Income Funds - 6.7%
Fidelity Capital & Income Fund	7,104	39,639
Fidelity Strategic Income Fund	4,582	40,044
TOTAL HIGH YIELD FIXED-INCOME FUNDS		79,683

	Shares	Value
Investment Grade Fixed-Income Funds - 26.6%
Fidelity Government Income Fund	5,910	$ 63,529
Fidelity Strategic Real Return Fund	9,025	61,280
Fidelity Total Bond Fund	20,842	194,040
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		318,849
TOTAL FIXED-INCOME FUNDS (Cost $466,711)		398,532
Short-Term Funds - 4.3%

Fidelity Institutional Money Market Portfolio Institutional Class	25,844	25,844
Fidelity Short-Term Bond Fund	3,247	25,881
TOTAL SHORT-TERM FUNDS (Cost $53,410)		51,725
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,730,315)		$ 1,195,892
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,195,892	$ 1,195,892	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $1,730,315) - See accompanying schedule	$ 1,195,892
Cash	39
Other receivables	5,017
Total assets	1,200,948

Liabilities
Distribution fees payable	110

Net Assets	$ 1,200,838
Net Assets consist of:
Paid in capital	$ 1,762,598
Undistributed net investment income	484
Accumulated undistributed net realized gain (loss) on investments	(27,821)
Net unrealized appreciation (depreciation) on investments	(534,423)
Net Assets	$ 1,200,838

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($128,779 ÷ 3,979.0 shares)	$ 32.36

Maximum offering price per share (100/94.25 of $32.36)	$ 34.33
Class T: Net Asset Value and redemption price per share ($63,194 ÷ 1,952.5 shares)	$ 32.37

Maximum offering price per share (100/96.50 of $32.37)	$ 33.54

Class C: Net Asset Value and offering price per share ($62,850 ÷ 1,942.3 shares)A	$ 32.36

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($882,476 ÷ 27,262.7 shares)	$ 32.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($63,539 ÷ 1,963.0 shares)	$ 32.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 24,066

Expenses
Distribution fees	$ 704
Independent trustees' compensation	2
Total expenses before reductions	706
Expense reductions	(2)	704
Net investment income (loss)		23,362
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(24,691)
Capital gain distributions from underlying funds	6,357	(18,334)
Change in net unrealized appreciation (depreciation) on underlying funds		(437,085)
Net gain (loss)		(455,419)
Net increase (decrease) in net assets resulting from operations		$ (432,057)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	For the period December 31, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,362	$ 11,573
Net realized gain (loss)	(18,334)	(1,946)
Change in net unrealized appreciation (depreciation)	(437,085)	(97,338)
Net increase (decrease) in net assets resulting from operations	(432,057)	(87,711)
Distributions to shareholders from net investment income	(23,354)	(11,097)
Distributions to shareholders from net realized gain	(7,442)	-
Total distributions	(30,796)	(11,097)
Share transactions - net increase (decrease)	176,859	1,585,675
Redemption fees	(35)	-
Total increase (decrease) in net assets	(286,029)	1,486,867

Net Assets
Beginning of period	1,486,867	-
End of period (including undistributed net investment income of $484 and undistributed net investment income of $476, respectively)	$ 1,200,838	$ 1,486,867

Financial Highlights - Class A

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.596	.442
Net realized and unrealized gain (loss)	(12.692)	(4.811)
Total from investment operations	(12.096)	(4.369)
Distributions from net investment income	(.603)	(.371)
Distributions from net realized gain	(.200)	-
Total distributions	(.803)	(.371)
Redemption fees added to paid in capital E	(.001)	-
Net asset value, end of period	$ 32.36	$ 45.26
Total Return B, C, D	(26.83)%	(8.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	3.32% A	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 129	$ 91
Portfolio turnover rate	43% A	13% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period December 31, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.576	.373
Net realized and unrealized gain (loss)	(12.711)	(4.809)
Total from investment operations	(12.135)	(4.436)
Distributions from net investment income	(.554)	(.304)
Distributions from net realized gain	(.200)	-
Total distributions	(.754)	(.304)
Redemption fees added to paid in capital E	(.001)	-
Net asset value, end of period	$ 32.37	$ 45.26
Total Return B, C, D	(26.91)%	(8.89)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	3.07% A	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63	$ 91
Portfolio turnover rate	43% A	13% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period December 31, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.24	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.482	.233
Net realized and unrealized gain (loss)	(12.703)	(4.812)
Total from investment operations	(12.221)	(4.579)
Distributions from net investment income	(.458)	(.181)
Distributions from net realized gain	(.200)	-
Total distributions	(.658)	(.181)
Redemption fees added to paid in capital E	(.001)	-
Net asset value, end of period	$ 32.36	$ 45.24
Total Return B, C, D	(27.09)%	(9.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	2.57% A	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63	$ 91
Portfolio turnover rate	43% A	13% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period December 31, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2038

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 45.27	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.668	.502
Net realized and unrealized gain (loss)	(12.718)	(4.795)
Total from investment operations	(12.050)	(4.293)
Distributions from net investment income	(.649)	(.437)
Distributions from net realized gain	(.200)	-
Total distributions	(.849)	(.437)
Redemption fees added to paid in capital D	(.001)	-
Net asset value, end of period	$ 32.37	$ 45.27
Total Return B, C	(26.73)%	(8.61)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.57% A	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 882	$ 1,122
Portfolio turnover rate	43% A	13% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period December 31, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.673	.511
Net realized and unrealized gain (loss)	(12.733)	(4.814)
Total from investment operations	(12.060)	(4.303)
Distributions from net investment income	(.649)	(.437)
Distributions from net realized gain	(.200)	-
Total distributions	(.849)	(.437)
Redemption fees added to paid in capital D	(.001)	-
Net asset value, end of period	$ 32.35	$ 45.26
Total Return B, C	(26.72)%	(8.63)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.57% A	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 64	$ 91
Portfolio turnover rate	43% A	13% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period December 31, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	7.3	7.6
Fidelity Advisor Mid Cap II Fund Institutional Class	6.3	6.3
Fidelity Broad Market Opportunities Fund	10.5	10.1
Fidelity Disciplined Equity Fund	6.4	6.3
Fidelity Equity-Income Fund	6.2	6.2
Fidelity Large Cap Core Enhanced Index Fund	9.9	10.2
Fidelity Small Cap Opportunities Fund	4.2	4.2
	50.8	50.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.5	12.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.4	3.5
Fidelity Strategic Income Fund	3.5	3.5
	6.9	7.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.4
Fidelity Strategic Real Return Fund	5.1	5.4
Fidelity Total Bond Fund	16.3	16.1
	26.7	26.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	1.6	1.4
Fidelity Short-Term Bond Fund	1.5	1.4
	3.1	2.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	50.8%
International Equity Funds	12.5%
High Yield Fixed-Income Funds	6.9%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	3.1%

Six months ago
Domestic Equity Funds	50.9%
International Equity Funds	12.4%
High Yield Fixed-Income Funds	7.0%
Investment Grade Fixed-Income Funds	26.9%
Short-Term Funds	2.8%

Expected
Domestic Equity Funds	51.0%
International Equity Funds	12.8%
High Yield Fixed-Income Funds	6.7%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	3.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2008. The current allocation is based on the fund's holdings as of January 31, 2009. The expected allocation represents the fund's anticipated allocation at July 31, 2009.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 63.3%
	Shares	Value
Domestic Equity Funds - 50.8%
Fidelity 100 Index Fund	10,082	$ 60,791
Fidelity Advisor Mid Cap II Fund Institutional Class	5,320	52,565
Fidelity Broad Market Opportunities Fund	15,698	87,440
Fidelity Disciplined Equity Fund	3,289	53,876
Fidelity Equity-Income Fund	1,875	51,538
Fidelity Large Cap Core Enhanced Index Fund	14,134	83,248
Fidelity Small Cap Opportunities Fund	6,981	35,393
TOTAL DOMESTIC EQUITY FUNDS		424,851
International Equity Funds - 12.5%
Fidelity Advisor International Discovery Fund Institutional Class	4,973	104,538
TOTAL EQUITY FUNDS (Cost $835,958)		529,389
Fixed-Income Funds - 33.6%

High Yield Fixed-Income Funds - 6.9%
Fidelity Capital & Income Fund	5,170	28,849
Fidelity Strategic Income Fund	3,331	29,113
TOTAL HIGH YIELD FIXED-INCOME FUNDS		57,962

	Shares	Value
Investment Grade Fixed-Income Funds - 26.7%
Fidelity Government Income Fund	4,133	$ 44,429
Fidelity Strategic Real Return Fund	6,297	42,760
Fidelity Total Bond Fund	14,578	135,723
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		222,912
TOTAL FIXED-INCOME FUNDS (Cost $324,743)		280,874
Short-Term Funds - 3.1%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	13,003	$ 13,003
Fidelity Short-Term Bond Fund	1,621	12,919
TOTAL SHORT-TERM FUNDS (Cost $26,789)		25,922
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,187,490)		$ 836,185
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 836,185	$ 836,185	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $1,187,490) - See accompanying schedule	$ 836,185
Cash	39
Total assets	836,224

Liabilities
Distribution fees payable	127

Net Assets	$ 836,097
Net Assets consist of:
Paid in capital	$ 1,224,498
Undistributed net investment income	368
Accumulated undistributed net realized gain (loss) on investments	(37,464)
Net unrealized appreciation (depreciation) on investments	(351,305)
Net Assets	$ 836,097

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($63,018 ÷ 1,959.1 shares)	$ 32.17

Maximum offering price per share (100/94.25 of $32.17)	$ 34.13
Class T: Net Asset Value and redemption price per share ($110,626 ÷ 3,439.0 shares)	$ 32.17

Maximum offering price per share (100/96.50 of $32.17)	$ 33.34

Class C: Net Asset Value and offering price per share ($62,504 ÷ 1,943.0 shares)A	$ 32.17

Income Replacement 2040: Net Asset Value, offering price and redemption price per share ($536,758 ÷ 16,686.6 shares)	$ 32.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($63,191 ÷ 1,964.3 shares)	$ 32.17

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 16,863

Expenses
Distribution fees	$ 814
Independent trustees' compensation	2
Total expenses before reductions	816
Expense reductions	(2)	814
Net investment income (loss)		16,049
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(37,296)
Capital gain distributions from underlying funds	4,551	(32,745)
Change in net unrealized appreciation (depreciation) on underlying funds		(274,616)
Net gain (loss)		(307,361)
Net increase (decrease) in net assets resulting from operations		$ (291,312)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	For the period December 31, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,049	$ 8,316
Net realized gain (loss)	(32,745)	812
Change in net unrealized appreciation (depreciation)	(274,616)	(76,689)
Net increase (decrease) in net assets resulting from operations	(291,312)	(67,561)
Distributions to shareholders from net investment income	(16,018)	(7,979)
Distributions to shareholders from net realized gain	(5,513)	-
Total distributions	(21,531)	(7,979)
Share transactions - net increase (decrease)	145,211	1,079,269
Total increase (decrease) in net assets	(167,632)	1,003,729

Net Assets
Beginning of period	1,003,729	-
End of period (including undistributed net investment income of $368 and undistributed net investment income of $337, respectively)	$ 836,097	$ 1,003,729

Financial Highlights - Class A

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.630	.442
Net realized and unrealized gain (loss)	(12.880)	(4.814)
Total from investment operations	(12.250)	(4.372)
Distributions from net investment income	(.600)	(.398)
Distributions from net realized gain	(.210)	-
Total distributions	(.810)	(.398)
Net asset value, end of period	$ 32.17	$ 45.23
Total Return B, C, D	(27.21)%	(8.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	3.37% A	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63	$ 91
Portfolio turnover rate	47% A	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period December 31, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.574	.371
Net realized and unrealized gain (loss)	(12.873)	(4.809)
Total from investment operations	(12.299)	(4.438)
Distributions from net investment income	(.551)	(.332)
Distributions from net realized gain	(.210)	-
Total distributions	(.761)	(.332)
Net asset value, end of period	$ 32.17	$ 45.23
Total Return B, C, D	(27.30)%	(8.90)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	3.12% A	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111	$ 132
Portfolio turnover rate	47% A	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period December 31, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.22	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.490	.234
Net realized and unrealized gain (loss)	(12.875)	(4.816)
Total from investment operations	(12.385)	(4.582)
Distributions from net investment income	(.455)	(.198)
Distributions from net realized gain	(.210)	-
Total distributions	(.665)	(.198)
Net asset value, end of period	$ 32.17	$ 45.22
Total Return B, C, D	(27.48)%	(9.18)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	2.62% A	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63	$ 91
Portfolio turnover rate	47% A	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period December 31, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2040

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.666	.504
Net realized and unrealized gain (loss)	(12.869)	(4.810)
Total from investment operations	(12.203)	(4.306)
Distributions from net investment income	(.647)	(.464)
Distributions from net realized gain	(.210)	-
Total distributions	(.857)	(.464)
Net asset value, end of period	$ 32.17	$ 45.23
Total Return B, C	(27.11)%	(8.64)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.62% A	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 537	$ 598
Portfolio turnover rate	47% A	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period December 31, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.676	.512
Net realized and unrealized gain (loss)	(12.879)	(4.818)
Total from investment operations	(12.203)	(4.306)
Distributions from net investment income	(.647)	(.464)
Distributions from net realized gain	(.210)	-
Total distributions	(.857)	(.464)
Net asset value, end of period	$ 32.17	$ 45.23
Total Return B, C	(27.11)%	(8.64)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.62% A	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63	$ 91
Portfolio turnover rate	47% A	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period December 31, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	7.4	7.6
Fidelity Advisor Mid Cap II Fund Institutional Class	6.3	6.4
Fidelity Broad Market Opportunities Fund	10.4	10.2
Fidelity Disciplined Equity Fund	6.5	6.4
Fidelity Equity-Income Fund	6.2	6.2
Fidelity Large Cap Core Enhanced Index Fund	10.0	10.3
Fidelity Small Cap Opportunities Fund	4.2	4.2
	51.0	51.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.5	12.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.6	3.6
Fidelity Strategic Income Fund	3.7	3.6
	7.3	7.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.4
Fidelity Strategic Real Return Fund	5.2	5.4
Fidelity Total Bond Fund	16.4	16.1
	27.0	26.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	1.1	1.1
Fidelity Short-Term Bond Fund	1.1	1.0
	2.2	2.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	51.0%
International Equity Funds	12.5%
High Yield Fixed-Income Funds	7.3%
Investment Grade Fixed-Income Funds	27.0%
Short-Term Funds	2.2%

Six months ago
Domestic Equity Funds	51.3%
International Equity Funds	12.5%
High Yield Fixed-Income Funds	7.2%
Investment Grade Fixed-Income Funds	26.9%
Short-Term Funds	2.1%

Expected
Domestic Equity Funds	51.7%
International Equity Funds	12.9%
High Yield Fixed-Income Funds	6.9%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	2.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2008. The current allocation is based on the fund's holdings as of January 31, 2009. The expected allocation represents the fund's anticipated allocation at July 31, 2009.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 63.5%
	Shares	Value
Domestic Equity Funds - 51.0%
Fidelity 100 Index Fund	19,040	$ 114,813
Fidelity Advisor Mid Cap II Fund Institutional Class	9,955	98,354
Fidelity Broad Market Opportunities Fund	29,197	162,629
Fidelity Disciplined Equity Fund	6,147	100,694
Fidelity Equity-Income Fund	3,499	96,151
Fidelity Large Cap Core Enhanced Index Fund	26,567	156,477
Fidelity Small Cap Opportunities Fund	12,869	65,245
TOTAL DOMESTIC EQUITY FUNDS		794,363
International Equity Funds - 12.5%
Fidelity Advisor International Discovery Fund Institutional Class	9,287	195,205
TOTAL EQUITY FUNDS (Cost $1,458,403)		989,568
Fixed-Income Funds - 34.3%

High Yield Fixed-Income Funds - 7.3%
Fidelity Capital & Income Fund	10,132	56,536
Fidelity Strategic Income Fund	6,492	56,739
TOTAL HIGH YIELD FIXED-INCOME FUNDS		113,275

	Shares	Value
Investment Grade Fixed-Income Funds - 27.0%
Fidelity Government Income Fund	7,769	$ 83,516
Fidelity Strategic Real Return Fund	12,012	81,560
Fidelity Total Bond Fund	27,492	255,951
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		421,027
TOTAL FIXED-INCOME FUNDS (Cost $594,421)		534,302
Short-Term Funds - 2.2%

Fidelity Institutional Money Market Portfolio Institutional Class	17,099	17,099
Fidelity Short-Term Bond Fund	2,144	17,087
TOTAL SHORT-TERM FUNDS (Cost $34,974)		34,186
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,087,798)		$ 1,558,056
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,558,056	$ 1,558,056	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $2,087,798) - See accompanying schedule	$ 1,558,056
Cash	39
Total assets	1,558,095

Liabilities
Distribution fees payable	100

Net Assets	$ 1,557,995
Net Assets consist of:
Paid in capital	$ 2,105,886
Undistributed net investment income	613
Accumulated undistributed net realized gain (loss) on investments	(18,762)
Net unrealized appreciation (depreciation) on investments	(529,742)
Net Assets	$ 1,557,995

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($97,079 ÷ 3,026.9 shares)	$ 32.07

Maximum offering price per share (100/94.25 of $32.07)	$ 34.03
Class T: Net Asset Value and redemption price per share ($62,634 ÷ 1,952.8 shares)	$ 32.07

Maximum offering price per share (100/96.50 of $32.07)	$ 33.23

Class C: Net Asset Value and offering price per share ($62,292 ÷ 1,942.2 shares) A	$ 32.07

Income Replacement 2042: Net Asset Value, offering price and redemption price per share ($1,273,013 ÷ 39,688.7 shares)	$ 32.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($62,977 ÷ 1,963.5 shares)	$ 32.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 21,922

Expenses
Distribution fees	$ 661
Independent trustees' compensation	2
Total expenses before reductions	663
Expense reductions	(2)	661
Net investment income (loss)		21,261
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(17,621)
Capital gain distributions from underlying funds	5,703	(11,918)
Change in net unrealized appreciation (depreciation) on underlying funds		(418,729)
Net gain (loss)		(430,647)
Net increase (decrease) in net assets resulting from operations		$ (409,386)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	For the period December 31, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,261	$ 11,229
Net realized gain (loss)	(11,918)	107
Change in net unrealized appreciation (depreciation)	(418,729)	(111,013)
Net increase (decrease) in net assets resulting from operations	(409,386)	(99,677)
Distributions to shareholders from net investment income	(21,098)	(10,780)
Distributions to shareholders from net realized gain	(6,906)	-
Total distributions	(28,004)	(10,780)
Share transactions - net increase (decrease)	662,057	1,443,785
Total increase (decrease) in net assets	224,667	1,333,328

Net Assets
Beginning of period	1,333,328	-
End of period (including undistributed net investment income of $613 and undistributed net investment income of $450, respectively)	$ 1,557,995	$ 1,333,328

Financial Highlights - Class A

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.600	.425
Net realized and unrealized gain (loss)	(12.936)	(4.836)
Total from investment operations	(12.336)	(4.411)
Distributions from net investment income	(.594)	(.389)
Distributions from net realized gain	(.200)	-
Total distributions	(.794)	(.389)
Net asset value, end of period	$ 32.07	$ 45.20
Total Return B, C, D	(27.40)%	(8.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	3.26% A	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 97	$ 91
Portfolio turnover rate	35% A	8% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period December 31, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.559	.365
Net realized and unrealized gain (loss)	(12.936)	(4.852)
Total from investment operations	(12.377)	(4.487)
Distributions from net investment income	(.543)	(.323)
Distributions from net realized gain	(.200)	-
Total distributions	(.743)	(.323)
Net asset value, end of period	$ 32.07	$ 45.19
Total Return B, C, D	(27.48)%	(9.00)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	3.01% A	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63	$ 91
Portfolio turnover rate	35% A	8% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period December 31, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.465	.226
Net realized and unrealized gain (loss)	(12.937)	(4.846)
Total from investment operations	(12.472)	(4.620)
Distributions from net investment income	(.448)	(.190)
Distributions from net realized gain	(.200)	-
Total distributions	(.648)	(.190)
Net asset value, end of period	$ 32.07	$ 45.19
Total Return B, C, D	(27.67)%	(9.25)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	2.50% A	.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 62	$ 91
Portfolio turnover rate	35% A	8% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period December 31, 2007 (commencement of operations) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2042

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.636	.496
Net realized and unrealized gain (loss)	(12.926)	(4.840)
Total from investment operations	(12.290)	(4.344)
Distributions from net investment income	(.640)	(.456)
Distributions from net realized gain	(.200)	-
Total distributions	(.840)	(.456)
Net asset value, end of period	$ 32.07	$ 45.20
Total Return B, C	(27.31)%	(8.72)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.51% A	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,273	$ 969
Portfolio turnover rate	35% A	8% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period December 31, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.652	.504
Net realized and unrealized gain (loss)	(12.942)	(4.848)
Total from investment operations	(12.290)	(4.344)
Distributions from net investment income	(.640)	(.456)
Distributions from net realized gain	(.200)	-
Total distributions	(.840)	(.456)
Net asset value, end of period	$ 32.07	$ 45.20
Total ReturnB, C	(27.31)%	(8.72)%
Ratios to Average Net AssetsE, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.51% A	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63	$ 91
Portfolio turnover rate	35% A	8% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period December 31, 2007 (commencement of operations) to July 31, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

1. Organization.

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR) and its affiliates.

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund offers Class A, Class T, Class C, Income Replacement and Institutional Class shares, each of which has equal rights as to assets and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for each Fund's investments is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Income Replacement 2016 Fund	$ 10,134,665	$ 35,941	$ (2,113,650)	$ (2,077,709)
Fidelity Income Replacement 2018 Fund	5,822,988	21,667	(1,427,674)	(1,406,007)
Fidelity Income Replacement 2020 Fund	3,305,562	10,041	(677,512)	(667,471)
Fidelity Income Replacement 2022 Fund	4,033,393	14,017	(1,108,545)	(1,094,528)
Fidelity Income Replacement 2024 Fund	1,461,425	4,452	(402,403)	(397,951)
Fidelity Income Replacement 2026 Fund	1,445,167	4,086	(415,632)	(411,546)
Fidelity Income Replacement 2028 Fund	8,248,375	23,662	(2,224,744)	(2,201,082)
Fidelity Income Replacement 2030 Fund	947,752	2,639	(276,953)	(274,314)
Fidelity Income Replacement 2032 Fund	1,131,441	3,263	(353,589)	(350,326)
Fidelity Income Replacement 2034 Fund	1,977,359	4,929	(518,878)	(513,949)
Fidelity Income Replacement 2036 Fund	1,558,189	4,258	(526,469)	(522,211)
Fidelity Income Replacement 2038 Fund	1,730,843	3,985	(538,936)	(534,951)
Fidelity Income Replacement 2040 Fund	1,187,706	2,977	(354,498)	(351,521)
Fidelity Income Replacement 2042 Fund	2,087,812	5,455	(535,211)	(529,756)

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	2,846,980	2,579,027
Fidelity Income Replacement 2018 Fund	1,669,704	2,756,030
Fidelity Income Replacement 2020 Fund	1,661,442	763,616
Fidelity Income Replacement 2022 Fund	534,328	1,951,628
Fidelity Income Replacement 2024 Fund	651,272	590,349
Fidelity Income Replacement 2026 Fund	169,275	358,173
Fidelity Income Replacement 2028 Fund	2,775,496	1,932,186
Fidelity Income Replacement 2030 Fund	274,396	547,846
Fidelity Income Replacement 2032 Fund	377,254	641,088
Fidelity Income Replacement 2034 Fund	1,246,710	282,806
Fidelity Income Replacement 2036 Fund	326,339	492,636
Fidelity Income Replacement 2038 Fund	467,853	297,108
Fidelity Income Replacement 2040 Fund	365,391	221,131
Fidelity Income Replacement 2042 Fund	883,324	222,338

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, Strategic Advisers pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 2,756	$ -
Class T	.25%	.25%	1,448	170
Class C	.75%	.25%	6,745	5,842
			$ 10,949	$ 6,012
Fidelity Income Replacement 2018 Fund
Class A	0%	.25%	$ 1,291	$ 68
Class T	.25%	.25%	330	204
Class C	.75%	.25%	1,620	1,603
			$ 3,241	$ 1,875
Fidelity Income Replacement 2020 Fund
Class A	0%	.25%	$ 592	$ 81
Class T	.25%	.25%	428	196
Class C	.75%	.25%	1,697	1,328
			$ 2,717	$ 1,605
Fidelity Income Replacement 2022 Fund
Class A	0%	.25%	$ 301	$ 95
Class T	.25%	.25%	398	194
Class C	.75%	.25%	501	501
			$ 1,200	$ 790
Fidelity Income Replacement 2024 Fund
Class A	0%	.25%	$ 475	$ 84
Class T	.25%	.25%	208	208
Class C	.75%	.25%	1,029	1,026
			$ 1,712	$ 1,318

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Fidelity Income Replacement 2026 Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 136	$ 98
Class T	.25%	.25%	198	198
Class C	.75%	.25%	1,959	1,622
			$ 2,293	$ 1,918
Fidelity Income Replacement 2028 Fund
Class A	0%	.25%	$ 378	$ 87
Class T	.25%	.25%	1,420	150
Class C	.75%	.25%	621	569
			$ 2,419	$ 806
Fidelity Income Replacement 2030 Fund
Class A	0%	.25%	$ 98	$ 98
Class T	.25%	.25%	260	196
Class C	.75%	.25%	1,211	990
			$ 1,569	$ 1,284
Fidelity Income Replacement 2032 Fund
Class A	0%	.25%	$ 373	$ 91
Class T	.25%	.25%	196	196
Class C	.75%	.25%	507	507
			$ 1,076	$ 794
Fidelity Income Replacement 2034 Fund
Class A	0%	.25%	$ 141	$ 96
Class T	.25%	.25%	196	196
Class C	.75%	.25%	477	477
			$ 814	$ 769
Fidelity Income Replacement 2036 Fund
Class A	0%	.25%	$ 98	$ 98
Class T	.25%	.25%	788	168
Class C	.75%	.25%	478	478
			$ 1,364	$ 744
Fidelity Income Replacement 2038 Fund
Class A	0%	.25%	$ 139	$ 92
Class T	.25%	.25%	188	188
Class C	.75%	.25%	377	377
			$ 704	$ 657
Fidelity Income Replacement 2040 Fund
Class A	0%	.25%	$ 94	$ 94
Class T	.25%	.25%	344	188
Class C	.75%	.25%	376	376
			$ 814	$ 658
Fidelity Income Replacement 2042 Fund
Class A	0%	.25%	$ 97	$ 93
Class T	.25%	.25%	188	188
Class C	.75%	.25%	376	376
			$ 661	$ 657

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 1.00% for Class C, 1.00% to ..50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Retained by FDC
Class A	$ 6,709
Class T	222
Class C*	1,608
$ 8,539
Fidelity Income Replacement 2018 Fund
Class A	$ 1,078
Class C*	429
$ 1,507
Fidelity Income Replacement 2020 Fund
Class A	$ 1,147
Class T	618
Class C*	423
$ 2,188
Fidelity Income Replacement 2022 Fund
Class T	$ 18
Fidelity Income Replacement 2024 Fund
Class A	$ 1,681
Fidelity Income Replacement 2026 Fund
Class C*	$ 98
Fidelity Income Replacement 2036 Fund
Class T	$ 12
Fidelity Income Replacement 2038 Fund
Class A	$ 549
Fidelity Income Replacement 2040 Fund
Class T	$ 301

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

6. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded 0.00% of average net assets plus distribution and service fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement from adviser *
Fidelity Income Replacement 2016 Fund	$ 16
Fidelity Income Replacement 2018 Fund	12
Fidelity Income Replacement 2020 Fund	4
Fidelity Income Replacement 2022 Fund	8
Fidelity Income Replacement 2024 Fund	3
Fidelity Income Replacement 2026 Fund	2
Fidelity Income Replacement 2028 Fund	13
Fidelity Income Replacement 2030 Fund	2
Fidelity Income Replacement 2032 Fund	2
Fidelity Income Replacement 2034 Fund	2
Fidelity Income Replacement 2036 Fund	3
Fidelity Income Replacement 2038 Fund	2
Fidelity Income Replacement 2040 Fund	2
Fidelity Income Replacement 2042 Fund	2

* Represents total amount reimbursed to the Fund. Each class has received its pro-rata allocation of the reimbursement.

Semiannual Report

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Income Replacement 2016 Fund	Income Replacement 2018 Fund	Income Replacement 2028 Fund
Fidelity Broad Market Opportunities Fund	18%	11%	20%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Broad Market Opportunities Fund	100%

In addition, at the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Affiliated %
Fidelity Income Replacement 2024 Fund	19%
Fidelity Income Replacement 2026 Fund	20%
Fidelity Income Replacement 2030 Fund	33%
Fidelity Income Replacement 2032 Fund	28%
Fidelity Income Replacement 2034 Fund	15%
Fidelity Income Replacement 2036 Fund	21%
Fidelity Income Replacement 2038 Fund	21%
Fidelity Income Replacement 2040 Fund	30%
Fidelity Income Replacement 2042 Fund	16%

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008 A
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 39,898	$ 24,373
Class T	8,839	6,831
Class C	16,772	18,135
Income Replacement 2016	73,774	90,325
Institutional Class	2,870	3,781
Total	$ 142,153	$ 143,445
From net realized gain
Class A	$ 24,263	$ 614
Class T	5,452	512
Class C	11,304	2,180
Income Replacement 2016	39,690	9,335
Institutional Class	1,537	282
Total	$ 82,246	$ 12,923
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 17,791	$ 12,180
Class T	2,099	2,589
Class C	4,424	4,326
Income Replacement 2018	69,430	82,709
Institutional Class	6,650	3,472
Total	$ 100,394	$ 105,276

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders - continued

	Six months ended January 31, 2009	Year ended July 31, 2008 A
Fidelity Income Replacement 2018 Fund - continued
From net realized gain
Class A	$ 10,758	$ 262
Class T	1,409	323
Class C	3,429	389
Income Replacement 2018	35,565	6,892
Institutional Class	4,078	262
Total	$ 55,239	$ 8,128
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 8,607	$ 6,115
Class T	2,409	3,050
Class C	4,284	2,845
Income Replacement 2020	23,576	14,934
Institutional Class	2,344	3,046
Total	$ 41,220	$ 29,990
From net realized gain
Class A	$ 5,098	$ 342
Class T	1,321	498
Class C	3,119	510
Income Replacement 2020	11,604	790
Institutional Class	1,146	342
Total	$ 22,288	$ 2,482
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 4,105	$ 4,024
Class T	2,544	2,271
Class C	1,326	1,457
Income Replacement 2022	58,691	69,351
Institutional Class	4,274	5,902
Total	$ 70,940	$ 83,005
From net realized gain
Class A	$ 2,337	$ 341
Class T	1,564	341
Class C	977	341
Income Replacement 2022	29,812	7,075
Institutional Class	2,269	994
Total	$ 36,959	$ 9,092
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 6,874	$ 4,555
Class T	1,332	1,866
Class C	2,747	1,852
Income Replacement 2024	11,403	10,602
Institutional Class	1,455	2,326
Total	$ 23,811	$ 21,201
From net realized gain
Class A	$ 4,699	$ 761
Class T	988	342
Class C	2,338	341
Income Replacement 2024	6,835	1,110
Institutional Class	895	342
Total	$ 15,755	$ 2,896

Semiannual Report

8. Distributions to Shareholders - continued

	Six months ended January 31, 2009	Year ended July 31, 2008 A
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 1,803	$ 2,500
Class T	1,209	1,852
Class C	4,833	5,330
Income Replacement 2026	11,033	10,061
Institutional Class	1,420	2,308
Total	$ 20,298	$ 22,051
From net realized gain
Class A	$ 1,669	$ 407
Class T	1,215	362
Class C	6,011	1,176
Income Replacement 2026	9,322	1,399
Institutional Class	1,222	362
Total	$ 19,439	$ 3,706
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 4,860	$ 3,090
Class T	8,312	3,796
Class C	1,521	1,482
Income Replacement 2028	107,792	67,994
Institutional Class	1,385	2,054
Total	$ 123,870	$ 78,416
From net realized gain
Class A	$ 2,309	$ 322
Class T	4,208	519
Class C	956	321
Income Replacement 2028	50,815	7,120
Institutional Class	613	322
Total	$ 58,901	$ 8,604
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 1,356	$ 2,013
Class T	1,660	1,791
Class C	3,225	3,220
Income Replacement 2030	7,178	5,160
Institutional Class	1,459	2,244
Total	$ 14,878	$ 14,428
From net realized gain
Class A	$ 969	$ 382
Class T	1,279	382
Class C	2,976	905
Income Replacement 2030	6,383	477
Institutional Class	971	382
Total	$ 12,578	$ 2,528
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 4,417	$ 6,514
Class T	1,206	1,757
Class C	1,483	1,307
Income Replacement 2032	9,272	11,580
Institutional Class	1,414	2,212
Total	$ 17,792	$ 23,370

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders - continued

	Six months ended January 31, 2009	Year ended July 31, 2008 A
Fidelity Income Replacement 2032 Fund - continued
From net realized gain
Class A	$ 5,178	$ 1,345
Class T	1,391	382
Class C	1,714	381
Income Replacement 2032	9,682	1,930
Institutional Class	1,399	382
Total	$ 19,364	$ 4,420
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 1,704	$ 2,325
Class T	1,072	1,706
Class C	1,217	1,250
Income Replacement 2034	18,458	8,139
Institutional Class	2,456	2,157
Total	$ 24,907	$ 15,577
From net realized gain
Class A	$ 1,141	$ 402
Class T	784	402
Class C	832	401
Income Replacement 2034	7,750	1,356
Institutional Class	1,570	402
Total	$ 12,077	$ 2,963
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 1,270	$ 1,814
Class T	4,870	4,886
Class C	1,243	1,137
Income Replacement 2036	13,465	16,179
Institutional Class	1,714	2,545
Total	$ 22,562	$ 26,561
From net realized gain
Class A	$ 1,055	$ 381
Class T	4,384	1,187
Class C	1,352	381
Income Replacement 2036	10,310	2,566
Institutional Class	1,319	476
Total	$ 18,420	$ 4,991
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 2,317	$ 745
Class T	1,123	610
Class C	926	363
Income Replacement 2038	17,668	8,501
Institutional Class	1,320	878
Total	$ 23,354	$ 11,097
From net realized gain
Class A	$ 829	$ -
Class T	405	-
Class C	403	-
Income Replacement 2038	5,398	-
Institutional Class	407	-
Total	$ 7,442	$ -

Semiannual Report

8. Distributions to Shareholders - continued

	Six months ended January 31, 2009	Year ended July 31, 2008 A
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 1,219	$ 799
Class T	2,184	766
Class C	921	397
Income Replacement 2040	10,377	5,085
Institutional Class	1,317	932
Total	$ 16,018	$ 7,979
From net realized gain
Class A	$ 426	$ -
Class T	857	-
Class C	423	-
Income Replacement 2040	3,380	-
Institutional Class	427	-
Total	$ 5,513	$ -
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 1,230	$ 781
Class T	1,101	648
Class C	906	381
Income Replacement 2042	16,559	8,054
Institutional Class	1,302	916
Total	$ 21,098	$ 10,780
From net realized gain
Class A	$ 406	$ -
Class T	405	-
Class C	403	-
Income Replacement 2042	5,285	-
Institutional Class	407	-
Total	$ 6,906	$ -

A For the period August 30, 2007 (commencement of operations) to July 31, 2008 for Fidelity Income Replacement 2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2036 Funds and for the period December 31, 2007 (commencement of operations) to July 31, 2008 for Fidelity Income Replacement 2038, 2040 and 2042 Funds.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008 A	Six months ended January 31, 2009	Year ended July 31, 2008 A
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	23,242	51,887	$ 962,723	$ 2,562,164
Reinvestment of distributions	1,472	481	59,456	23,577
Shares redeemed	(9,583)	(6,012)	(408,245)	(294,658)
Net increase (decrease)	15,131	46,356	$ 613,934	$ 2,291,083
Class T
Shares sold	1,082	14,213	$ 42,944	$ 703,303
Reinvestment of distributions	245	126	9,946	6,237
Shares redeemed	(2,534)	(243)	(100,840)	(11,945)
Net increase (decrease)	(1,207)	14,096	$ (47,950)	$ 697,595
Class C
Shares sold	3,903	36,624	$ 182,452	$ 1,842,263
Reinvestment of distributions	602	396	24,460	19,625
Shares redeemed	(12,069)	(3,603)	(487,153)	(178,499)
Net increase (decrease)	(7,564)	33,417	$ (280,241)	$ 1,683,389

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008 A	Six months ended January 31, 2009	Year ended July 31, 2008 A
Income Replacement 2016
Shares sold	22,323	128,125	$ 914,391	$ 6,454,165
Reinvestment of distributions	1,223	282	48,770	14,202
Shares redeemed	(22,006)	(26,243)	(935,887)	(1,295,692)
Net increase (decrease)	1,540	102,164	$ 27,274	$ 5,172,675
Institutional Class
Shares sold	-	3,795	$ -	$ 190,050
Reinvestment of distributions	54	58	2,213	2,900
Shares redeemed	(558)	-	(21,816)	-
Net increase (decrease)	(504)	3,853	$ (19,603)	$ 192,950
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	2,937	24,773	$ 139,389	$ 1,220,917
Reinvestment of distributions	495	151	19,410	7,408
Shares redeemed	(4,315)	(1,591)	(166,275)	(78,122)
Net increase (decrease)	(883)	23,333	$ (7,476)	$ 1,150,203
Class T
Shares sold	-	3,187	$ -	$ 158,040
Reinvestment of distributions	75	49	2,957	2,418
Shares redeemed	(474)	-	(17,917)	-
Net increase (decrease)	(399)	3,236	$ (14,960)	$ 160,458
Class C
Shares sold	1,413	11,169	$ 66,000	$ 549,643
Reinvestment of distributions	113	53	4,383	2,662
Shares redeemed	(2,423)	(3,529)	(99,314)	(172,565)
Net increase (decrease)	(897)	7,693	$ (28,931)	$ 379,740
Income Replacement 2018
Shares sold	15,154	122,952	$ 671,779	$ 6,187,553
Reinvestment of distributions	1,037	278	40,032	13,952
Shares redeemed	(47,667)	(14,368)	(1,902,507)	(704,704)
Net increase (decrease)	(31,476)	108,862	$ (1,190,696)	$ 5,496,801
Institutional Class
Shares sold	6,412	4,519	$ 300,000	$ 225,289
Reinvestment of distributions	44	56	1,778	2,804
Shares redeemed	(2,890)	(60)	(123,692)	(2,900)
Net increase (decrease)	3,566	4,515	$ 178,086	$ 225,193
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	5,470	10,762	$ 210,536	$ 527,052
Reinvestment of distributions	189	71	7,250	3,536
Shares redeemed	(2,130)	(160)	(79,606)	(7,749)
Net increase (decrease)	3,529	10,673	$ 138,180	$ 522,839
Class T
Shares sold	3,129	4,042	$ 117,854	$ 202,738
Reinvestment of distributions	96	71	3,731	3,548
Shares redeemed	(677)	(139)	(24,959)	(6,586)
Net increase (decrease)	2,548	3,974	$ 96,626	$ 199,700
Class C
Shares sold	4,432	5,838	$ 200,984	$ 288,035
Reinvestment of distributions	142	55	5,506	2,753
Shares redeemed	(2,255)	(50)	(90,890)	(2,417)
Net increase (decrease)	2,319	5,843	$ 115,600	$ 288,371

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008 A	Six months ended January 31, 2009	Year ended July 31, 2008 A
Income Replacement 2020
Shares sold	27,818	28,174	$ 1,183,845	$ 1,389,273
Reinvestment of distributions	389	71	15,099	3,552
Shares redeemed	(14,417)	(2,068)	(627,919)	(99,949)
Net increase (decrease)	13,790	26,177	$ 571,025	$ 1,292,876
Institutional Class
Shares sold	-	3,397	$ -	$ 168,160
Reinvestment of distributions	50	57	1,988	2,822
Shares redeemed	(505)	-	(18,635)	-
Net increase (decrease)	(455)	3,454	$ (16,647)	$ 170,982
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	-	6,185	$ -	$ 306,290
Reinvestment of distributions	72	48	2,792	2,394
Shares redeemed	(999)	(93)	(36,715)	(4,482)
Net increase (decrease)	(927)	6,140	$ (33,923)	$ 304,202
Class T
Shares sold	76	3,924	$ 3,458	$ 195,654
Reinvestment of distributions	107	53	4,108	2,613
Shares redeemed	(598)	-	(21,708)	-
Net increase (decrease)	(415)	3,977	$ (14,142)	$ 198,267
Class C
Shares sold	-	2,513	$ -	$ 125,050
Reinvestment of distributions	47	35	1,819	1,733
Shares redeemed	(388)	-	(14,252)	-
Net increase (decrease)	(341)	2,548	$ (12,433)	$ 126,783
Income Replacement 2022
Shares sold	4,323	114,310	$ 165,602	$ 5,694,740
Reinvestment of distributions	820	193	31,629	9,783
Shares redeemed	(38,891)	(15,364)	(1,507,769)	(754,411)
Net increase (decrease)	(33,748)	99,139	$ (1,310,538)	$ 4,950,112
Institutional Class
Shares sold	-	5,837	$ -	$ 300,050
Reinvestment of distributions	51	52	1,986	2,619
Shares redeemed	(861)	-	(31,269)	-
Net increase (decrease)	(810)	5,889	$ (29,283)	$ 302,669
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	4,906	6,152	$ 215,614	$ 310,133
Reinvestment of distributions	280	95	10,472	4,738
Shares redeemed	(3,574)	(155)	(128,388)	(7,496)
Net increase (decrease)	1,612	6,092	$ 97,698	$ 307,375
Class T
Shares sold	-	2,001	$ -	$ 99,021
Reinvestment of distributions	62	44	2,320	2,208
Net increase (decrease)	62	2,045	$ 2,320	$ 101,229
Class C
Shares sold	468	4,943	$ 21,192	$ 242,316
Reinvestment of distributions	83	40	3,064	2,004
Shares redeemed	(831)	(20)	(29,962)	(939)
Net increase (decrease)	(280)	4,963	$ (5,706)	$ 243,381

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008 A	Six months ended January 31, 2009	Year ended July 31, 2008 A
Income Replacement 2024
Shares sold	7,049	18,071	$ 310,848	$ 894,960
Reinvestment of distributions	271	80	10,041	3,983
Shares redeemed	(8,901)	(2,959)	(337,401)	(140,970)
Net increase (decrease)	(1,581)	15,192	$ (16,512)	$ 757,973
Institutional Class
Shares sold	-	2,001	$ -	$ 100,277
Reinvestment of distributions	62	53	2,350	2,668
Shares redeemed	(304)	-	(10,907)	-
Net increase (decrease)	(242)	2,054	$ (8,557)	$ 102,945
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	-	2,750	$ -	$ 136,448
Reinvestment of distributions	89	58	3,471	2,907
Shares redeemed	(418)	-	(14,740)	-
Net increase (decrease)	(329)	2,808	$ (11,269)	$ 139,355
Class T
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	62	44	2,424	2,214
Shares redeemed	(304)	-	(10,717)	-
Net increase (decrease)	(242)	2,045	$ (8,293)	$ 102,264
Class C
Shares sold	-	10,559	$ -	$ 527,050
Reinvestment of distributions	277	131	10,844	6,505
Shares redeemed	(2,089)	(307)	(77,159)	(14,828)
Net increase (decrease)	(1,812)	10,383	$ (66,315)	$ 518,727
Income Replacement 2026
Shares sold	735	17,326	$ 26,000	$ 852,072
Reinvestment of distributions	413	117	16,244	5,806
Shares redeemed	(3,037)	(693)	(124,181)	(33,589)
Net increase (decrease)	(1,889)	16,750	$ (81,937)	$ 824,289
Institutional Class
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	68	53	2,641	2,670
Shares redeemed	(306)	-	(10,784)	-
Net increase (decrease)	(238)	2,054	$ (8,143)	$ 102,720
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	-	7,922	$ -	$ 392,531
Reinvestment of distributions	193	69	7,169	3,412
Shares redeemed	(1,388)	(65)	(49,775)	(3,072)
Net increase (decrease)	(1,195)	7,926	$ (42,606)	$ 392,871
Class T
Shares sold	3,593	13,004	$ 161,040	$ 639,428
Reinvestment of distributions	179	58	6,571	2,913
Shares redeemed	(4,396)	(120)	(153,469)	(5,688)
Net increase (decrease)	(624)	12,942	$ 14,142	$ 636,653
Class C
Shares sold	-	3,181	$ -	$ 157,488
Reinvestment of distributions	46	31	1,708	1,557
Shares redeemed	(473)	-	(16,660)	-
Net increase (decrease)	(427)	3,212	$ (14,952)	$ 159,045

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008 A	Six months ended January 31, 2009	Year ended July 31, 2008 A
Income Replacement 2028
Shares sold	47,141	148,761	$ 1,975,460	$ 7,341,752
Reinvestment of distributions	1,989	196	72,186	9,925
Shares redeemed	(29,539)	(19,359)	(1,129,563)	(940,882)
Net increase (decrease)	19,591	129,598	$ 918,083	$ 6,410,795
Institutional Class
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	54	48	1,998	2,376
Shares redeemed	(303)	-	(10,699)	-
Net increase (decrease)	(249)	2,049	$ (8,701)	$ 102,426
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	60	48	2,325	2,395
Shares redeemed	(305)	-	(10,582)	-
Net increase (decrease)	(245)	2,049	$ (8,257)	$ 102,445
Class T
Shares sold	671	2,001	$ 30,925	$ 100,050
Reinvestment of distributions	66	43	2,566	2,173
Shares redeemed	(418)	-	(14,553)	-
Net increase (decrease)	319	2,044	$ 18,938	$ 102,223
Class C
Shares sold	-	6,410	$ -	$ 322,141
Reinvestment of distributions	160	83	6,201	4,124
Shares redeemed	(1,076)	(120)	(37,841)	(5,838)
Net increase (decrease)	(916)	6,373	$ (31,640)	$ 320,427
Income Replacement 2030
Shares sold	3,051	14,029	$ 135,867	$ 682,104
Reinvestment of distributions	226	72	9,243	3,547
Shares redeemed	(9,178)	(87)	(380,709)	(4,166)
Net increase (decrease)	(5,901)	14,014	$ (235,599)	$ 681,485
Institutional Class
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	63	53	2,431	2,627
Shares redeemed	(306)	-	(10,616)	-
Net increase (decrease)	(243)	2,054	$ (8,185)	$ 102,677
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	4,297	8,485	$ 200,000	$ 428,673
Reinvestment of distributions	246	158	9,595	7,859
Shares redeemed	(7,557)	-	(312,339)	-
Net increase (decrease)	(3,014)	8,643	$ (102,744)	$ 436,532
Class T
Shares sold	-	2,001	$ -	$ 100,059
Reinvestment of distributions	68	43	2,597	2,138
Shares redeemed	(306)	-	(10,454)	-
Net increase (decrease)	(238)	2,044	$ (7,857)	$ 102,197
Class C
Shares sold	1,093	2,001	$ 45,000	$ 100,059
Reinvestment of distributions	85	34	3,197	1,688
Shares redeemed	(484)	-	(16,576)	-
Net increase (decrease)	694	2,035	$ 31,621	$ 101,747

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008 A	Six months ended January 31, 2009	Year ended July 31, 2008 A
Income Replacement 2032
Shares sold	-	18,568	$ -	$ 934,542
Reinvestment of distributions	367	96	14,235	4,859
Shares redeemed	(5,033)	(2,950)	(177,039)	(142,310)
Net increase (decrease)	(4,666)	15,714	$ (162,804)	$ 797,091
Institutional Class
Shares sold	-	2,001	$ -	$ 100,059
Reinvestment of distributions	73	52	2,812	2,594
Shares redeemed	(307)	-	(10,520)	-
Net increase (decrease)	(234)	2,053	$ (7,708)	$ 102,653
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	-	3,214	$ -	$ 158,381
Reinvestment of distributions	74	55	2,845	2,727
Shares redeemed	(483)	(289)	(16,526)	(14,048)
Net increase (decrease)	(409)	2,980	$ (13,681)	$ 147,060
Class T
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	48	42	1,857	2,108
Shares redeemed	(304)	-	(10,336)	-
Net increase (decrease)	(256)	2,043	$ (8,479)	$ 102,158
Class C
Shares sold	824	2,001	$ 34,000	$ 100,050
Reinvestment of distributions	42	33	1,624	1,652
Shares redeemed	(424)	-	(14,376)	-
Net increase (decrease)	442	2,034	$ 21,248	$ 101,702
Income Replacement 2034
Shares sold	23,367	11,938	$ 974,997	$ 589,565
Reinvestment of distributions	387	100	14,994	4,987
Shares redeemed	(2,789)	(145)	(98,099)	(7,028)
Net increase (decrease)	20,965	11,893	$ 891,892	$ 587,524
Institutional Class
Shares sold	2,039	2,001	$ 95,000	$ 100,050
Reinvestment of distributions	89	51	3,449	2,559
Shares redeemed	(609)	-	(20,678)	-
Net increase (decrease)	1,519	2,052	$ 77,771	$ 102,609
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	66	44	2,325	2,195
Shares redeemed	(305)	-	(10,267)	-
Net increase (decrease)	(239)	2,045	$ (7,942)	$ 102,245
Class T
Shares sold	380	8,360	$ 14,368	$ 427,487
Reinvestment of distributions	182	59	6,318	2,995
Shares redeemed	(1,398)	(139)	(47,657)	(6,726)
Net increase (decrease)	(836)	8,280	$ (26,971)	$ 423,756
Class C
Shares sold	610	2,001	$ 28,630	$ 100,050
Reinvestment of distributions	74	30	2,595	1,518
Shares redeemed	(409)	-	(13,785)	-
Net increase (decrease)	275	2,031	$ 17,440	$ 101,568

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008 A	Six months ended January 31, 2009	Year ended July 31, 2008 A
Income Replacement 2036
Shares sold	726	30,339	$ 32,500	$ 1,531,859
Reinvestment of distributions	361	136	12,546	6,842
Shares redeemed	(4,909)	(9,217)	(170,428)	(447,459)
Net increase (decrease)	(3,822)	21,258	$ (125,382)	$ 1,091,242
Institutional Class
Shares sold	-	2,505	$ -	$ 125,551
Reinvestment of distributions	86	60	3,033	3,020
Shares redeemed	(382)	(10)	(12,841)	(477)
Net increase (decrease)	(296)	2,555	$ (9,808)	$ 128,094
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	2,129	2,001	$ 75,799	$ 100,050
Reinvestment of distributions	68	16	2,348	745
Shares redeemed	(235)	-	(7,668)	-
Net increase (decrease)	1,962	2,017	$ 70,479	$ 100,795
Class T
Shares sold	-	2,001	$ 5	$ 100,050
Reinvestment of distributions	44	13	1,528	610
Shares redeemed	(106)	-	(3,440)	-
Net increase (decrease)	(62)	2,014	$ (1,907)	$ 100,660
Class C
Shares sold	-	2,001	$ 5	$ 100,050
Reinvestment of distributions	39	8	1,330	363
Shares redeemed	(105)	-	(3,423)	-
Net increase (decrease)	(66)	2,009	$ (2,088)	$ 100,413
Income Replacement 2038
Shares sold	3,595	26,117	$ 160,441	$ 1,244,662
Reinvestment of distributions	307	24	10,452	1,115
Shares redeemed	(1,428)	(1,352)	(59,083)	(62,898)
Net increase (decrease)	2,474	24,789	$ 111,810	$ 1,182,879
Institutional Class
Shares sold	-	2,001	$ 296	$ 100,050
Reinvestment of distributions	50	19	1,727	878
Shares redeemed	(106)	-	(3,458)	-
Net increase (decrease)	(56)	2,020	$ (1,435)	$ 100,928
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	47	17	1,645	799
Shares redeemed	(106)	-	(3,434)	-
Net increase (decrease)	(59)	2,018	$ (1,789)	$ 100,849
Class T
Shares sold	1,531	2,913	$ 58,199	$ 143,477
Reinvestment of distributions	88	16	3,041	766
Shares redeemed	(1,110)	-	(35,873)	-
Net increase (decrease)	509	2,929	$ 25,367	$ 144,243
Class C
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	39	8	1,344	397
Shares redeemed	(105)	-	(3,408)	-
Net increase (decrease)	(66)	2,009	$ (2,064)	$ 100,447

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008 A	Six months ended January 31, 2009	Year ended July 31, 2008 A
Income Replacement 2040
Shares sold	5,464	13,341	$ 205,995	$ 638,742
Reinvestment of distributions	237	45	8,123	2,091
Shares redeemed	(2,228)	(172)	(88,723)	(8,085)
Net increase (decrease)	3,473	13,214	$ 125,395	$ 632,748
Institutional Class
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	50	20	1,744	932
Shares redeemed	(106)	-	(3,442)	-
Net increase (decrease)	(56)	2,021	$ (1,698)	$ 100,982
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	1,068	2,001	$ 34,898	$ 100,050
Reinvestment of distributions	48	17	1,636	781
Shares redeemed	(106)	-	(3,422)	-
Net increase (decrease)	1,010	2,018	$ 33,112	$ 100,831
Class T
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	44	14	1,506	648
Shares redeemed	(106)	-	(3,414)	-
Net increase (decrease)	(62)	2,015	$ (1,908)	$ 100,698
Class C
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	39	8	1,309	381
Shares redeemed	(105)	-	(3,396)	-
Net increase (decrease)	(66)	2,009	$ (2,087)	$ 100,431
Income Replacement 2042
Shares sold	20,430	21,824	$ 716,264	$ 1,059,126
Reinvestment of distributions	405	34	13,666	1,577
Shares redeemed	(2,583)	(420)	(95,268)	(19,844)
Net increase (decrease)	18,252	21,438	$ 634,662	$ 1,040,859
Institutional Class
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	49	20	1,709	916
Shares redeemed	(106)	-	(3,431)	-
Net increase (decrease)	(57)	2,021	$ (1,722)	$ 100,966

A For the period August 30, 2007 (commencement of operations) to July 31, 2008 for Fidelity Income Replacement 2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2036 Funds and for the period December 31, 2007 (commencement of operations) to July 31, 2008 for Fidelity Income Replacement 2038, 2040 and 2042 Funds.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

ARWI-USAN-0309
1.848186.101

Fidelity®
Ultra-Short Bond
Fund

Semiannual Report

January 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Class A	.70%
Actual		$ 1,000.00	$ 986.40	$ 3.50
HypotheticalA		$ 1,000.00	$ 1,021.68	$ 3.57
Class T	.70%
Actual		$ 1,000.00	$ 986.40	$ 3.50
HypotheticalA		$ 1,000.00	$ 1,021.68	$ 3.57
Ultra-Short Bond	.45%
Actual		$ 1,000.00	$ 987.60	$ 2.25
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.55%
Actual		$ 1,000.00	$ 987.10	$ 2.75
HypotheticalA		$ 1,000.00	$ 1,022.43	$ 2.80

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of January 31, 2009	As of July 31, 2008
U.S. Government and U.S. Government Agency Obligations 48.4%	U.S. Government and U.S. Government Agency Obligations 0.5%
AAA 5.2%	AAA 7.5%
AA 3.5%	AA 2.1%
A 2.2%	A 0.8%
BBB 1.2%	BBB 1.6%
BB and Below 1.1%	BB and Below 0.2%
Not Rated 0.0%	Not Rated 0.2%
Short-Term Investments and Net Other Assets 38.4%	Short-Term Investments and Net Other Assets 87.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of January 31, 2009
6 months ago
Years	1.0	0.3

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of January 31, 2009
6 months ago
Years	0.4	0.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2009*		As of July 31, 2008**
	Corporate Bonds 6.0%		Corporate Bonds 1.8%
	U.S. Government and U.S. Government Agency Obligations 48.4%		U.S. Government and U.S. Government Agency Obligations 0.5%
	Asset-Backed Securities 3.9%		Asset-Backed Securities 6.4%
	CMOs and Other Mortgage Related Securities 3.3%		CMOs and Other Mortgage Related Securities 4.2%
	Short-Term Investments and Net Other Assets 38.4%		Short-Term Investments and Net Other Assets 87.1%
* Foreign investments	5.9%	** Foreign investments	2.4%

Semiannual Report

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 6.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Comcast Corp. 5.85% 1/15/10	$ 1,000,000	$ 1,013,242
FINANCIALS - 5.6%
Capital Markets - 0.6%
Bear Stearns Companies, Inc. 2.2431% 2/23/10 (b)	1,500,000	1,460,570
Commercial Banks - 1.9%
Sovereign Bank 4.9025% 8/1/13 (b)	500,000	381,641
Wells Fargo & Co.:
1.6675% 9/23/09 (b)	2,000,000	1,998,106
2.0963% 9/15/09 (b)	2,200,000	2,185,401
		4,565,148
Consumer Finance - 0.8%
General Electric Capital Corp. 2.0963% 6/15/09 (b)	1,900,000	1,893,238
Diversified Financial Services - 0.8%
Citigroup Funding, Inc. 0.3563% 4/23/09 (b)	2,000,000	1,987,998
Insurance - 0.5%
Metropolitan Life Global Funding I 2.2163% 6/25/10 (a)(b)	1,500,000	1,355,454
Thrifts & Mortgage Finance - 1.0%
Countrywide Home Loans, Inc. 4.125% 9/15/09	2,000,000	1,987,384
Independence Community Bank Corp. 3.585% 6/20/13 (b)	735,000	551,250
		2,538,634
TOTAL FINANCIALS		13,801,042
TOTAL NONCONVERTIBLE BONDS (Cost $15,222,653)		14,814,284
U.S. Government and Government Agency Obligations - 63.1%

U.S. Government Agency Obligations - 30.3%
Fannie Mae:
0% 2/4/09	5,000,000	4,999,960
0% 9/25/09	30,000,000	29,880,540
3.25% 2/10/10	3,000,000	3,067,380
Federal Home Loan Bank:
0% 3/31/09	5,000,000	4,998,415
0% 4/17/09	5,000,000	4,997,635
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Federal Home Loan Bank: - continued
0% 4/30/09	$ 5,000,000	$ 4,997,220
0% 5/27/09	15,000,000	14,984,325
Freddie Mac 4.875% 2/9/10	6,500,000	6,752,525
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		74,678,000
U.S. Treasury Obligations - 32.8%
U.S. Treasury Bills, yield at date of purchase 0.31% 7/9/09	40,000,000	39,945,920
U.S. Treasury Notes 3.5% 8/15/09	40,000,000	40,649,993
TOTAL U.S. TREASURY OBLIGATIONS		80,595,913
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $154,529,026)		155,273,913
U.S. Government Agency - Mortgage Securities - 1.6%

Fannie Mae - 1.1%
4.523% 10/1/35 (b)	1,335,866	1,352,982
4.55% 10/1/35 (b)	1,267,402	1,289,582
TOTAL FANNIE MAE		2,642,564
Freddie Mac - 0.5%
4.379% 6/1/35 (b)	1,376,139	1,397,090
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,027,269)		4,039,654
Asset-Backed Securities - 3.9%

ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HE1 Class M1, 1.3644% 11/25/33 (b)(c)	113,099	64,180
Series 2003-HS1:
Class M1, 1.5144% 6/25/33 (b)(c)	558	385
Class M2, 3.0144% 6/25/33 (b)(c)	50,000	34,736
Series 2004-HE1 Class M1, 0.8894% 2/25/34 (b)(c)	46,566	40,863
Series 2006-HE2:
Class M3, 0.7294% 5/25/36 (b)(c)	240,000	10,392
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp. Home Equity Loan Trust: - continued
Class M4, 0.7894% 5/25/36 (b)(c)	$ 200,000	$ 6,580
Class M5, 0.8294% 5/25/36 (b)(c)	295,000	6,962
Ameriquest Mortgage Securities, Inc.:
Series 2004-R11 Class M1, 1.0494% 11/25/34 (b)(c)	540,726	355,721
Series 2004-R9 Class M2, 1.0394% 10/25/34 (b)(c)	720,000	427,049
Argent Securities, Inc. Series 2004-W7 Class M1, 0.9394% 5/25/34 (b)(c)	305,000	104,626
Capital Trust Ltd. Series 2004-1:
Class A2, 0.8094% 7/20/39 (a)(b)	265,000	66,250
Class B, 1.1094% 7/20/39 (a)(b)	140,000	19,600
Class C, 1.4594% 7/20/39 (a)(b)	180,000	16,200
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.5394% 5/20/17 (a)(b)	269,735	194,880
Chase Issuance Trust Series 2007-14 Class A, 0.5831% 9/15/11 (b)	2,000,000	1,979,268
Citibank Credit Card Issuance Trust:
Series 2004-A3 Class A3, 1.2294% 7/25/11 (b)	1,000,000	985,973
Series 2006-A2 Class A2, 4.85% 2/10/11	400,000	400,171
Countrywide Home Loans, Inc. Series 2002-6 Class AV1, 1.2494% 5/25/33 (b)(c)	14,907	8,837
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.7453% 5/28/35 (b)	80,751	47,142
Class AB3, 0.8983% 5/28/35 (b)	32,052	16,967
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.2144% 3/25/34 (b)(c)	3,426	2,187
Fremont Home Loan Trust:
Series 2005-A:
Class M1, 0.8194% 1/25/35 (b)(c)	93,953	87,081
Class M2, 0.8494% 1/25/35 (b)(c)	325,000	176,476
Class M4, 1.0694% 1/25/35 (b)(c)	125,000	51,508
Series 2006-A:
Class M4, 0.7894% 5/25/36 (b)(c)	685,000	12,947
Class M5, 0.8894% 5/25/36 (b)(c)	365,000	5,585
GSAMP Trust:
Series 2003-FM1 Class M1, 1.5894% 3/20/33 (b)(c)	414,576	227,045
Series 2006-NC2 Class M4, 0.7394% 6/25/36 (b)(c)	1,541,000	26,351
Series 2007-HE1 Class M1, 0.6394% 3/25/47 (b)(c)	335,000	19,933
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 1.4694% 5/25/30 (a)(b)	650,741	292,833
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.2694% 2/25/33 (b)(c)	$ 14	$ 9
Series 2003-5:
Class A2, 1.0894% 12/25/33 (b)(c)	10,566	7,370
Class M1, 1.4394% 12/25/33 (b)(c)	119,745	71,568
Series 2003-7 Class A2, 1.1494% 3/25/34 (b)(c)	2,079	1,178
Household Home Equity Loan Trust Series 2004-1 Class M, 0.8794% 9/20/33 (b)(c)	81,648	60,880
Meritage Mortgage Loan Trust Series 2004-1 Class M2, 1.2144% 7/25/34 (b)(c)	3,764	99
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.8594% 8/25/35 (b)(c)	39,863	29,661
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.7294% 8/25/34 (b)(c)	65,756	39,887
Morgan Stanley Dean Witter Capital I Trust Series 2002-AM3 Class A3, 1.3694% 2/25/33 (b)(c)	14,114	12,008
NovaStar Mortgage Funding Trust Series 2003-3 Class A3, 0.8394% 12/25/33 (b)(c)	42,712	33,169
Ocala Funding LLC Series 2006-1A Class A, 1.7594% 3/20/11 (a)(b)	965,000	386,000
Park Place Securities, Inc.:
Series 2004-WCW1 Class M4, 1.8394% 9/25/34 (b)(c)	435,000	54,029
Series 2004-WWF1 Class M4, 1.4894% 1/25/35 (b)(c)	945,000	235,881
Series 2005-WCH1 Class M3, 0.9494% 1/25/35 (b)(c)	425,000	135,007
Providian Master Note Trust Series 2006-C1A Class C1, 0.8831% 3/16/15 (a)(b)	2,465,000	1,059,950
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.1894% 4/25/33 (b)(c)	1,451	1,067
SLMA Student Loan Trust Series 2004-10 Class A3, 1.2494% 10/25/16 (b)	885,655	879,427
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 0.8194% 9/25/34 (b)(c)	21,802	16,212
Series 2003-6HE Class A1, 0.8594% 11/25/33 (b)(c)	17,086	13,052
WaMu Master Note Trust Series 2007-C1 Class C1, 0.7331% 5/15/14 (a)(b)	1,595,000	851,475
TOTAL ASSET-BACKED SECURITIES (Cost $19,506,678)		9,576,657
Collateralized Mortgage Obligations - 3.0%
	Principal Amount	Value
Private Sponsor - 3.0%
Bear Stearns Alt-A Trust floater Series 2005-2 Class 1A1, 0.6394% 3/25/35 (b)	$ 390,798	$ 204,197
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 0.7894% 2/25/35 (b)	136,373	68,801
Series 2004-4 Class 5A2, 0.7894% 3/25/35 (b)	23,994	9,511
Series 2005-1 Class 5A2, 0.7194% 5/25/35 (b)	86,503	42,881
Series 2005-10 Class 5A2, 0.7094% 1/25/36 (b)	685,550	309,247
Series 2005-2:
Class 6A2, 0.6694% 6/25/35 (b)	28,758	14,696
Class 6M2, 0.8694% 6/25/35 (b)	1,375,000	335,427
Series 2005-3 Class 8A2, 0.6294% 7/25/35 (b)	451,473	237,112
Series 2005-5 Class 6A2, 0.6194% 9/25/35 (b)	401,713	201,196
Series 2005-8 Class 7A2, 0.6694% 11/25/35 (b)	303,643	181,146
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR5 Class 11A2, 1.1294% 6/25/34 (b)	17,178	8,866
Series 2004-AR6 Class 9A2, 1.1294% 10/25/34 (b)	23,999	12,030
Series 2004-AR7 Class 6A2, 1.1494% 8/25/34 (b)	32,076	14,609
Series 2004-AR8 Class 8A2, 0.7694% 9/25/34 (b)	22,355	12,789
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.5494% 3/25/37 (b)	1,375,000	720,213
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 3.48% 12/25/34 (b)	52,606	31,156
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.7194% 12/20/34 (b)	416,176	220,590
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 0.8394% 10/25/34 (b)	300,974	181,289
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.1294% 3/25/35 (b)	213,787	126,278
Series 2005-1:
Class M4, 1.1394% 4/25/35 (b)	30,037	5,039
Class M5, 1.1594% 4/25/35 (b)	30,037	2,185
Class M6, 1.2094% 4/25/35 (b)	46,852	6,784
Series 2005-4 Class 1B1, 1.7713% 5/25/35 (b)	196,194	7,969
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.7794% 9/26/45 (a)(b)	350,030	179,120
MASTR Adjustable Rate Mortgages Trust floater:
Series 2004-11 Class 1A4, 0.8794% 11/25/34 (b)	28,840	10,623
Series 2005-1 Class 1A1, 0.6594% 3/25/35 (b)	47,818	29,590
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A2, 3.5125% 3/25/28 (b)	20,176	12,089
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust floater: - continued
Series 2003-D Class A, 0.6994% 8/25/28 (b)	$ 260,139	$ 166,366
Series 2003-E Class A2, 3.4325% 10/25/28 (b)	92,270	54,768
Series 2003-F Class A2, 3.805% 10/25/28 (b)	97,256	63,770
Series 2004-A Class A2, 3.715% 4/25/29 (b)	150,412	93,071
Series 2004-B Class A2, 3.0788% 6/25/29 (b)	98,003	57,935
Series 2004-C Class A2, 3.1088% 7/25/29 (b)	160,775	95,375
Series 2004-D Class A2, 3.4625% 9/25/29 (b)	181,389	107,326
Series 2005-A Class A2, 3.3525% 2/25/30 (b)	173,181	101,854
Series 2005-B Class A2, 2.7988% 7/25/30 (b)	188,479	110,716
Series 2006-MLN1 Class M4, 0.7494% 7/25/37 (b)(c)	1,015,000	5,989
MortgageIT Trust floater Series 2004-2:
Class A1, 0.7594% 12/25/34 (b)	237,607	164,248
Class A2, 0.8394% 12/25/34 (b)	320,947	222,817
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5832% 10/25/35 (b)	494,962	401,943
Residential Asset Mortgage Products, Inc. Series 2005-AR5 Class 1A1, 5.377% 9/19/35 (b)	240,858	194,641
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.4663% 9/20/33 (b)	94,872	57,762
Series 2004-1 Class A, 3.3844% 2/20/34 (b)	75,523	48,306
Series 2004-10 Class A4, 4.5188% 11/20/34 (b)	194,281	120,252
Series 2004-12 Class 1A2, 3.4838% 1/20/35 (b)	324,982	208,627
Series 2004-4 Class A, 4.4388% 5/20/34 (b)	236,296	147,171
Series 2004-5 Class A3, 2.1438% 6/20/34 (b)	90,282	60,287
Series 2004-6 Class A3A, 2.1613% 6/20/35 (b)	95,017	62,227
Series 2004-7:
Class A3A, 3.4094% 8/20/34 (b)	114,007	69,551
Class A3B, 3.6344% 7/20/34 (b)	221,373	129,159
Series 2004-8 Class A2, 3.5063% 9/20/34 (b)	369,463	233,076
Series 2005-1 Class A2, 3.3344% 2/20/35 (b)	198,038	122,513
Series 2005-2 Class A2, 3.3863% 3/20/35 (b)	254,462	160,218
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.1894% 9/25/36 (b)(c)	330,000	6,002
Structured Asset Securities Corp. floater:
Series 2004-NP1 Class A, 0.7894% 9/25/33 (a)(b)	59,918	27,643
Series 2007-GEL1 Class A2, 0.5794% 1/25/37 (a)(b)(c)	1,000,000	297,000
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5894% 9/25/36 (b)	$ 1,000,000	$ 510,626
WaMu Mortgage pass-thru certificates floater Series 2006-AR11 Class C1B1, 0.4694% 9/25/46 (b)	131,795	125,627
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,569,702)		7,412,299
Commercial Mortgage Securities - 0.3%

Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF Class K, 0.984% 8/15/19 (a)(b)	420,000	261,366
Series 2006-XLF Class C, 1.534% 7/15/19 (a)(b)	570,000	57,000
Series 2007-XLFA Class B, 0.464% 10/15/20 (a)(b)	440,000	154,312
Series 2007-XLC1:
Class C, 0.9594% 7/17/17 (a)(b)	803,413	64,273
Class D, 1.0594% 7/17/17 (a)(b)	378,077	26,465
Class E, 1.1594% 7/17/17 (a)(b)	305,370	18,322
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.8694% 3/24/18 (a)(b)	95,362	78,197
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,012,724)		659,935
Commercial Paper - 12.6%

Bank of Nova Scotia yankee 0.2% 2/11/09	3,900,000	3,899,583
Bank of Scotland PLC yankee 1.61% 2/17/09	3,000,000	2,999,438
Dakota Notes (Citibank Credit Card Issuance Trust) 0.6% 2/2/09	2,000,000	1,999,888
Danske Corp. yankee 0.6% 4/14/09	2,000,000	1,995,844
DnB NOR Bank ASA yankee 0.3% 2/17/09	2,000,000	1,999,625
Emerald Notes (BA Credit Card Trust) 1.1% 2/6/09	1,000,000	999,870
HVB U.S. Finance, Inc. yankee 1.4% 3/9/09	2,000,000	1,998,879
Intesa Funding LLC 1.25% 3/16/09	3,000,000	2,997,788
Lloyds TSB Bank PLC yankee 0.33% 2/10/09	5,000,000	4,999,519
Palisades Notes (Citibank Omni Master Trust) 1.1% 2/5/09	2,000,000	1,999,777
Rabobank USA Financial Corp. yankee 1.395% 2/3/09	5,000,000	4,999,806
TOTAL COMMERCIAL PAPER (Cost $30,885,709)		30,890,017
Cash Equivalents - 9.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.28%, dated 1/30/09 due 2/2/09 (Collateralized by U.S. Government Obligations) #	$ 9,555,220	$ 9,555,000
With Banc of America Securities LLC at 0.29%, dated 1/30/09 due 2/2/09 (Collateralized by Corporate Obligations valued at $13,539,327, 5%, 9/1/38)	13,000,314	13,000,000
TOTAL CASH EQUIVALENTS (Cost $22,555,000)		22,555,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $265,308,761)		245,221,759
NET OTHER ASSETS - 0.3%		720,932
NET ASSETS - 100%		$ 245,942,691
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,406,340 or 2.2% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Security or a portion of the security backed by subprime mortgage loans. At period end, the value of these securities amounted to $2,689,512 or 1.1% of net assets.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$9,555,000 due 2/02/09 at 0.28%
BNP Paribas Securities Corp.	$ 722,491
Barclays Capital, Inc.	3,540,207
Deutsche Bank Securities, Inc.	216,747
ING Financial Markets LLC	361,246
J.P. Morgan Securities, Inc.	18,115
UBS Securities LLC	4,696,194
$ 9,555,000
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 245,221,759	$ -	$ 242,727,126	$ 2,494,633
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 4,667,320
Total Realized Gain (Loss)	(140)
Total Unrealized Gain (Loss)	(3,515,447)
Cost of Purchases	-
Proceeds of Sales	(248,767)
Amortization/Accretion	(58,905)
Transfer in/out of Level 3	1,650,572
Ending Balance	$ 2,494,633

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	94.1%
United Kingdom	3.3%
Canada	1.6%
Others (individually less than 1%)	1.0%
100.0%
Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $14,622,425 of which $1,917,431, $518,690 and $12,186,304 will expire on July 31, 2014, 2015 and 2016, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $97,399,166 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $22,555,000) - See accompanying schedule: Unaffiliated issuers (cost $265,308,761)		$ 245,221,759
Cash		183
Receivable for investments sold		29,734
Receivable for fund shares sold		164,880
Interest receivable		950,453
Receivable from investment adviser for expense reductions		15
Total assets		246,367,024

Liabilities
Payable for fund shares redeemed	$ 315,884
Distributions payable	7,834
Accrued management fee	69,904
Transfer agent fee payable	22,859
Distribution fees payable	1,513
Other affiliated payables	6,339
Total liabilities		424,333

Net Assets		$ 245,942,691
Net Assets consist of:
Paid in capital		$ 378,322,798
Distributions in excess of net investment income		(419,542)
Accumulated undistributed net realized gain (loss) on investments		(111,873,563)
Net unrealized appreciation (depreciation) on investments		(20,087,002)
Net Assets		$ 245,942,691

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,669,350 ÷ 1,070,566 shares)	$ 8.10

Maximum offering price per share (100/98.50 of $8.10)	$ 8.22
Class T: Net Asset Value and redemption price per share ($3,349,499 ÷ 413,599 shares)	$ 8.10

Maximum offering price per share (100/98.50 of $8.10)	$ 8.22
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($233,714,067 ÷ 28,857,893 shares)	$ 8.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($209,775 ÷ 25,903 shares)	$ 8.10

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Interest		$ 2,869,825

Expenses
Management fee	$ 465,757
Transfer agent fees	151,987
Distribution fees	8,425
Fund wide operations fee	44,209
Independent trustees' compensation	564
Miscellaneous	369
Total expenses before reductions	671,311
Expense reductions	(17,016)	654,295
Net investment income		2,215,530
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	148,028
Investment not meeting investment restrictions	(628)
Payment from investment advisor for loss on investment not meeting investment restrictions	628
Total net realized gain (loss)		148,028
Change in net unrealized appreciation (depreciation) on investment securities		(5,970,591)
Net gain (loss)		(5,822,563)
Net increase (decrease) in net assets resulting from operations		$ (3,607,033)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,215,530	$ 23,829,101
Net realized gain (loss)	148,028	(112,616,866)
Change in net unrealized appreciation (depreciation)	(5,970,591)	7,018,810
Net increase (decrease) in net assets resulting from operations	(3,607,033)	(81,768,955)
Distributions to shareholders from net investment income	(2,099,758)	(21,041,939)
Distributions to shareholders from return of capital	-	(2,083,483)
Total distributions	(2,099,758)	(23,125,422)
Share transactions - net increase (decrease)	(73,531,512)	(571,462,575)
Redemption fees	7,749	64,200
Total increase (decrease) in net assets	(79,230,554)	(676,292,752)

Net Assets
Beginning of period	325,173,245	1,001,465,997
End of period (including distributions in excess of net investment income of $419,542 and distributions in excess of net investment income of $535,314, respectively)	$ 245,942,691	$ 325,173,245

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004 F

Selected Per-Share Data
Net asset value, beginning of period	$ 8.26	$ 9.82	$ 10.02	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income E	.052	.384	.493	.400	.223	.013
Net realized and unrealized gain (loss)	(.164)	(1.612)	(.198)	(.009)	(.026)	.011
Total from investment operations	(.112)	(1.228)	.295	.391	.197	.024
Distributions from net investment income	(.048)	(.294)	(.495)	(.401)	(.214)	(.014)
Distributions from net realized gain	-	-	-	-	(.003)	-
Return of capital	-	(.039)	-	-	-	-
Total distributions	(.048)	(.333)	(.495)	(.401)	(.217)	(.014)
Redemption fees added to paid in capital E	- H	.001	- H	- H	- H	- H
Net asset value, end of period	$ 8.10	$ 8.26	$ 9.82	$ 10.02	$ 10.03	$ 10.05
Total Return B, C, D	(1.36)%	(12.71)%	2.97%	3.97%	1.98%	.24%
Ratios to Average Net Assets G
Expenses before reductions	.70% A	.67%	.66%	.70%	.78%	.85% A
Expenses net of fee waivers, if any	.70% A	.67%	.66%	.70%	.70%	.70% A
Expenses net of all reductions	.69% A	.66%	.66%	.70%	.70%	.70% A
Net investment income	1.27% A	4.26%	4.96%	4.00%	2.23%	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,669	$ 6,268	$ 13,735	$ 4,553	$ 2,557	$ 316
Portfolio turnover rate	91% A	11%	29%	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004 F

Selected Per-Share Data
Net asset value, beginning of period	$ 8.26	$ 9.82	$ 10.02	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income E	.052	.377	.491	.404	.222	.013
Net realized and unrealized gain (loss)	(.164)	(1.607)	(.199)	(.011)	(.025)	.010
Total from investment operations	(.112)	(1.230)	.292	.393	.197	.023
Distributions from net investment income	(.048)	(.292)	(.492)	(.403)	(.214)	(.013)
Distributions from net realized gain	-	-	-	-	(.003)	-
Return of capital	-	(.039)	-	-	-	-
Total distributions	(.048)	(.331)	(.492)	(.403)	(.217)	(.013)
Redemption fees added to paid in capital E	- H	.001	-H	- H	- H	- H
Net asset value, end of period	$ 8.10	$ 8.26	$ 9.82	$ 10.02	$ 10.03	$ 10.05
Total Return B, C, D	(1.36)%	(12.72)%	2.95%	4.00%	1.98%	.23%
Ratios to Average Net Assets G
Expenses before reductions	.70% A	.69%	.69%	.68%	.77%	.86% A
Expenses net of fee waivers, if any	.70% A	.69%	.69%	.68%	.70%	.70% A
Expenses net of all reductions	.69% A	.69%	.69%	.68%	.70%	.70% A
Net investment income	1.26% A	4.23%	4.93%	4.03%	2.23%	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,349	$ 2,910	$ 4,818	$ 4,624	$ 4,044	$ 356
Portfolio turnover rate	91% A	11%	29%	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Ultra-Short Bond

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.26	$ 9.81	$ 10.02	$ 10.03	$ 10.05	$ 10.02
Income from Investment Operations
Net investment income D	.063	.404	.516	.427	.241	.122
Net realized and unrealized gain (loss)	(.165)	(1.603)	(.210)	(.011)	(.026)	.029
Total from investment operations	(.102)	(1.199)	.306	.416	.215	.151
Distributions from net investment income	(.058)	(.310)	(.516)	(.426)	(.232)	(.122)
Distributions from net realized gain	-	-	-	-	(.003)	-
Return of capital	-	(.042)	-	-	-	-
Total distributions	(.058)	(.352)	(.516)	(.426)	(.235)	(.122)
Redemption fees added to paid in capital D	- F	.001	- F	- F	- F	.001
Net asset value, end of period	$ 8.10	$ 8.26	$ 9.81	$ 10.02	$ 10.03	$ 10.05
Total Return B, C	(1.24)%	(12.42)%	3.09%	4.23%	2.16%	1.52%
Ratios to Average Net Assets E
Expenses before reductions	.45% A	.45%	.45%	.45%	.58%	.62%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.53%	.55%
Expenses net of all reductions	.44% A	.45%	.45%	.45%	.53%	.55%
Net investment income	1.52% A	4.47%	5.17%	4.26%	2.41%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 233,714	$ 315,401	$ 974,602	$ 850,329	$ 906,644	$ 580,174
Portfolio turnover rate	91% A	11%	29%	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004 E

Selected Per-Share Data
Net asset value, beginning of period	$ 8.26	$ 9.81	$ 10.02	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income D	.059	.416	.510	.420	.240	.015
Net realized and unrealized gain (loss)	(.165)	(1.619)	(.206)	(.008)	(.026)	.010
Total from investment operations	(.106)	(1.203)	.304	.412	.214	.025
Distributions from net investment income	(.054)	(.306)	(.514)	(.422)	(.231)	(.015)
Distributions from net realized gain	-	-	-	-	(.003)	-
Return of capital	-	(.042)	-	-	-	-
Total distributions	(.054)	(.348)	(.514)	(.422)	(.234)	(.015)
Redemption fees added to paid in capital D	- G	.001	- G	- G	- G	- G
Net asset value, end of period	$ 8.10	$ 8.26	$ 9.81	$ 10.02	$ 10.03	$ 10.05
Total Return B, C	(1.29)%	(12.46)%	3.06%	4.19%	2.15%	.25%
Ratios to Average Net Assets F
Expenses before reductions	.60% A	.48%	.48%	.49%	.58%	.67% A
Expenses net of fee waivers, if any	.55% A	.48%	.48%	.49%	.55%	.55% A
Expenses net of all reductions	.54% A	.48%	.48%	.49%	.55%	.55% A
Net investment income	1.41% A	4.44%	5.14%	4.22%	2.38%	1.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 210	$ 594	$ 8,312	$ 1,987	$ 509	$ 376
Portfolio turnover rate	91% A	11%	29%	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

1. Organization.

Fidelity Ultra-Short Bond Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Ultra- Short Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. A significant portion of the Fund's securities are valued at period end by a single source or dealer. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 839,281
Unrealized depreciation	(20,883,193)
Net unrealized appreciation (depreciation)	$ (20,043,912)
Cost for federal income tax purposes	$ 265,265,671

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .25% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $3,388,178 and $13,309,414, respectively.

The Fund realized a loss on the sale of an investment not meeting the investment restrictions of the Fund. The loss was fully reimbursed by the Fund's investment advisor.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 5,917	$ -
Class T	0%	.15%	2,508	-
			$ 8,425	$ -

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A and Class T redemptions. These charges depend on the holding period. The deferred sales charges range from .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 683

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Ultra-Short Bond. FIIOC receives an asset-based fee of .10% of Ultra-Short Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 7,947.20
Class T	3,467.21
Ultra-Short Bond	140,081.10
Institutional Class	492.25
	$ 151,987

* Annualized

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $369 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class T	.70%	$ 43
Institutional Class	.55%	97
		$ 140

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $16,876.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008
From net investment income
Class A	$ 43,968	$ 359,417
Class T	18,956	130,879
Ultra-Short Bond	2,034,042	20,438,784
Institutional Class	2,792	112,859
Total	$ 2,099,758	$ 21,041,939
Tax Return of Capital
Class A	$ -	$ 32,925
Class T	-	14,892
Ultra-Short Bond	-	2,029,576
Institutional Class	-	6,090
Total	$ -	$ 2,083,483

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class A
Shares sold	765,148	716,050	$ 6,267,058	$ 6,452,492
Reinvestment of distributions	4,561	25,165	37,289	225,078
Shares redeemed	(458,170)	(1,381,271)	(3,750,436)	(12,368,618)
Net increase (decrease)	311,539	(640,056)	$ 2,553,911	$ (5,691,048)
Class T
Shares sold	156,623	400,564	$ 1,282,886	$ 3,634,901
Reinvestment of distributions	2,189	14,754	17,903	132,908
Shares redeemed	(97,594)	(553,763)	(796,753)	(5,029,354)
Net increase (decrease)	61,218	(138,445)	$ 504,036	$ (1,261,545)
Ultra-Short Bond
Shares sold	2,775,150	14,463,915	$ 22,713,344	$ 130,144,280
Reinvestment of distributions	238,434	2,308,926	1,951,534	20,889,307
Shares redeemed	(12,343,652)	(77,883,469)	(100,877,697)	(708,372,416)
Net increase (decrease)	(9,330,068)	(61,110,628)	$ (76,212,819)	$ (557,338,829)
Institutional Class
Shares sold	6,414	60,495	$ 52,530	$ 554,201
Reinvestment of distributions	146	5,295	1,191	48,480
Shares redeemed	(52,529)	(840,939)	(430,361)	(7,773,834)
Net increase (decrease)	(45,969)	(775,149)	$ (376,640)	$ (7,171,153)

11. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of less liquidity that have adversely impacted the valuation of certain issuers of the Fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

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Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

ULB-USAN-0309
1.789738.105

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor
Ultra-Short Bond
Fund - Class A and Class T

Semiannual Report

January 31, 2009

Class A and Class T
are classes of
Fidelity® Ultra-Short Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Class A	.70%
Actual		$ 1,000.00	$ 986.40	$ 3.50
HypotheticalA		$ 1,000.00	$ 1,021.68	$ 3.57
Class T	.70%
Actual		$ 1,000.00	$ 986.40	$ 3.50
HypotheticalA		$ 1,000.00	$ 1,021.68	$ 3.57
Ultra-Short Bond	.45%
Actual		$ 1,000.00	$ 987.60	$ 2.25
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.55%
Actual		$ 1,000.00	$ 987.10	$ 2.75
HypotheticalA		$ 1,000.00	$ 1,022.43	$ 2.80

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of January 31, 2009	As of July 31, 2008
U.S. Government and U.S. Government Agency Obligations 48.4%	U.S. Government and U.S. Government Agency Obligations 0.5%
AAA 5.2%	AAA 7.5%
AA 3.5%	AA 2.1%
A 2.2%	A 0.8%
BBB 1.2%	BBB 1.6%
BB and Below 1.1%	BB and Below 0.2%
Not Rated 0.0%	Not Rated 0.2%
Short-Term Investments and Net Other Assets 38.4%	Short-Term Investments and Net Other Assets 87.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of January 31, 2009
6 months ago
Years	1.0	0.3

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of January 31, 2009
6 months ago
Years	0.4	0.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2009*		As of July 31, 2008**
	Corporate Bonds 6.0%		Corporate Bonds 1.8%
	U.S. Government and U.S. Government Agency Obligations 48.4%		U.S. Government and U.S. Government Agency Obligations 0.5%
	Asset-Backed Securities 3.9%		Asset-Backed Securities 6.4%
	CMOs and Other Mortgage Related Securities 3.3%		CMOs and Other Mortgage Related Securities 4.2%
	Short-Term Investments and Net Other Assets 38.4%		Short-Term Investments and Net Other Assets 87.1%
* Foreign investments	5.9%	** Foreign investments	2.4%

Semiannual Report

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 6.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Comcast Corp. 5.85% 1/15/10	$ 1,000,000	$ 1,013,242
FINANCIALS - 5.6%
Capital Markets - 0.6%
Bear Stearns Companies, Inc. 2.2431% 2/23/10 (b)	1,500,000	1,460,570
Commercial Banks - 1.9%
Sovereign Bank 4.9025% 8/1/13 (b)	500,000	381,641
Wells Fargo & Co.:
1.6675% 9/23/09 (b)	2,000,000	1,998,106
2.0963% 9/15/09 (b)	2,200,000	2,185,401
		4,565,148
Consumer Finance - 0.8%
General Electric Capital Corp. 2.0963% 6/15/09 (b)	1,900,000	1,893,238
Diversified Financial Services - 0.8%
Citigroup Funding, Inc. 0.3563% 4/23/09 (b)	2,000,000	1,987,998
Insurance - 0.5%
Metropolitan Life Global Funding I 2.2163% 6/25/10 (a)(b)	1,500,000	1,355,454
Thrifts & Mortgage Finance - 1.0%
Countrywide Home Loans, Inc. 4.125% 9/15/09	2,000,000	1,987,384
Independence Community Bank Corp. 3.585% 6/20/13 (b)	735,000	551,250
		2,538,634
TOTAL FINANCIALS		13,801,042
TOTAL NONCONVERTIBLE BONDS (Cost $15,222,653)		14,814,284
U.S. Government and Government Agency Obligations - 63.1%

U.S. Government Agency Obligations - 30.3%
Fannie Mae:
0% 2/4/09	5,000,000	4,999,960
0% 9/25/09	30,000,000	29,880,540
3.25% 2/10/10	3,000,000	3,067,380
Federal Home Loan Bank:
0% 3/31/09	5,000,000	4,998,415
0% 4/17/09	5,000,000	4,997,635
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Federal Home Loan Bank: - continued
0% 4/30/09	$ 5,000,000	$ 4,997,220
0% 5/27/09	15,000,000	14,984,325
Freddie Mac 4.875% 2/9/10	6,500,000	6,752,525
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		74,678,000
U.S. Treasury Obligations - 32.8%
U.S. Treasury Bills, yield at date of purchase 0.31% 7/9/09	40,000,000	39,945,920
U.S. Treasury Notes 3.5% 8/15/09	40,000,000	40,649,993
TOTAL U.S. TREASURY OBLIGATIONS		80,595,913
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $154,529,026)		155,273,913
U.S. Government Agency - Mortgage Securities - 1.6%

Fannie Mae - 1.1%
4.523% 10/1/35 (b)	1,335,866	1,352,982
4.55% 10/1/35 (b)	1,267,402	1,289,582
TOTAL FANNIE MAE		2,642,564
Freddie Mac - 0.5%
4.379% 6/1/35 (b)	1,376,139	1,397,090
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,027,269)		4,039,654
Asset-Backed Securities - 3.9%

ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HE1 Class M1, 1.3644% 11/25/33 (b)(c)	113,099	64,180
Series 2003-HS1:
Class M1, 1.5144% 6/25/33 (b)(c)	558	385
Class M2, 3.0144% 6/25/33 (b)(c)	50,000	34,736
Series 2004-HE1 Class M1, 0.8894% 2/25/34 (b)(c)	46,566	40,863
Series 2006-HE2:
Class M3, 0.7294% 5/25/36 (b)(c)	240,000	10,392
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp. Home Equity Loan Trust: - continued
Class M4, 0.7894% 5/25/36 (b)(c)	$ 200,000	$ 6,580
Class M5, 0.8294% 5/25/36 (b)(c)	295,000	6,962
Ameriquest Mortgage Securities, Inc.:
Series 2004-R11 Class M1, 1.0494% 11/25/34 (b)(c)	540,726	355,721
Series 2004-R9 Class M2, 1.0394% 10/25/34 (b)(c)	720,000	427,049
Argent Securities, Inc. Series 2004-W7 Class M1, 0.9394% 5/25/34 (b)(c)	305,000	104,626
Capital Trust Ltd. Series 2004-1:
Class A2, 0.8094% 7/20/39 (a)(b)	265,000	66,250
Class B, 1.1094% 7/20/39 (a)(b)	140,000	19,600
Class C, 1.4594% 7/20/39 (a)(b)	180,000	16,200
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.5394% 5/20/17 (a)(b)	269,735	194,880
Chase Issuance Trust Series 2007-14 Class A, 0.5831% 9/15/11 (b)	2,000,000	1,979,268
Citibank Credit Card Issuance Trust:
Series 2004-A3 Class A3, 1.2294% 7/25/11 (b)	1,000,000	985,973
Series 2006-A2 Class A2, 4.85% 2/10/11	400,000	400,171
Countrywide Home Loans, Inc. Series 2002-6 Class AV1, 1.2494% 5/25/33 (b)(c)	14,907	8,837
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.7453% 5/28/35 (b)	80,751	47,142
Class AB3, 0.8983% 5/28/35 (b)	32,052	16,967
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.2144% 3/25/34 (b)(c)	3,426	2,187
Fremont Home Loan Trust:
Series 2005-A:
Class M1, 0.8194% 1/25/35 (b)(c)	93,953	87,081
Class M2, 0.8494% 1/25/35 (b)(c)	325,000	176,476
Class M4, 1.0694% 1/25/35 (b)(c)	125,000	51,508
Series 2006-A:
Class M4, 0.7894% 5/25/36 (b)(c)	685,000	12,947
Class M5, 0.8894% 5/25/36 (b)(c)	365,000	5,585
GSAMP Trust:
Series 2003-FM1 Class M1, 1.5894% 3/20/33 (b)(c)	414,576	227,045
Series 2006-NC2 Class M4, 0.7394% 6/25/36 (b)(c)	1,541,000	26,351
Series 2007-HE1 Class M1, 0.6394% 3/25/47 (b)(c)	335,000	19,933
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 1.4694% 5/25/30 (a)(b)	650,741	292,833
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.2694% 2/25/33 (b)(c)	$ 14	$ 9
Series 2003-5:
Class A2, 1.0894% 12/25/33 (b)(c)	10,566	7,370
Class M1, 1.4394% 12/25/33 (b)(c)	119,745	71,568
Series 2003-7 Class A2, 1.1494% 3/25/34 (b)(c)	2,079	1,178
Household Home Equity Loan Trust Series 2004-1 Class M, 0.8794% 9/20/33 (b)(c)	81,648	60,880
Meritage Mortgage Loan Trust Series 2004-1 Class M2, 1.2144% 7/25/34 (b)(c)	3,764	99
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.8594% 8/25/35 (b)(c)	39,863	29,661
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.7294% 8/25/34 (b)(c)	65,756	39,887
Morgan Stanley Dean Witter Capital I Trust Series 2002-AM3 Class A3, 1.3694% 2/25/33 (b)(c)	14,114	12,008
NovaStar Mortgage Funding Trust Series 2003-3 Class A3, 0.8394% 12/25/33 (b)(c)	42,712	33,169
Ocala Funding LLC Series 2006-1A Class A, 1.7594% 3/20/11 (a)(b)	965,000	386,000
Park Place Securities, Inc.:
Series 2004-WCW1 Class M4, 1.8394% 9/25/34 (b)(c)	435,000	54,029
Series 2004-WWF1 Class M4, 1.4894% 1/25/35 (b)(c)	945,000	235,881
Series 2005-WCH1 Class M3, 0.9494% 1/25/35 (b)(c)	425,000	135,007
Providian Master Note Trust Series 2006-C1A Class C1, 0.8831% 3/16/15 (a)(b)	2,465,000	1,059,950
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.1894% 4/25/33 (b)(c)	1,451	1,067
SLMA Student Loan Trust Series 2004-10 Class A3, 1.2494% 10/25/16 (b)	885,655	879,427
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 0.8194% 9/25/34 (b)(c)	21,802	16,212
Series 2003-6HE Class A1, 0.8594% 11/25/33 (b)(c)	17,086	13,052
WaMu Master Note Trust Series 2007-C1 Class C1, 0.7331% 5/15/14 (a)(b)	1,595,000	851,475
TOTAL ASSET-BACKED SECURITIES (Cost $19,506,678)		9,576,657
Collateralized Mortgage Obligations - 3.0%
	Principal Amount	Value
Private Sponsor - 3.0%
Bear Stearns Alt-A Trust floater Series 2005-2 Class 1A1, 0.6394% 3/25/35 (b)	$ 390,798	$ 204,197
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 0.7894% 2/25/35 (b)	136,373	68,801
Series 2004-4 Class 5A2, 0.7894% 3/25/35 (b)	23,994	9,511
Series 2005-1 Class 5A2, 0.7194% 5/25/35 (b)	86,503	42,881
Series 2005-10 Class 5A2, 0.7094% 1/25/36 (b)	685,550	309,247
Series 2005-2:
Class 6A2, 0.6694% 6/25/35 (b)	28,758	14,696
Class 6M2, 0.8694% 6/25/35 (b)	1,375,000	335,427
Series 2005-3 Class 8A2, 0.6294% 7/25/35 (b)	451,473	237,112
Series 2005-5 Class 6A2, 0.6194% 9/25/35 (b)	401,713	201,196
Series 2005-8 Class 7A2, 0.6694% 11/25/35 (b)	303,643	181,146
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR5 Class 11A2, 1.1294% 6/25/34 (b)	17,178	8,866
Series 2004-AR6 Class 9A2, 1.1294% 10/25/34 (b)	23,999	12,030
Series 2004-AR7 Class 6A2, 1.1494% 8/25/34 (b)	32,076	14,609
Series 2004-AR8 Class 8A2, 0.7694% 9/25/34 (b)	22,355	12,789
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.5494% 3/25/37 (b)	1,375,000	720,213
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 3.48% 12/25/34 (b)	52,606	31,156
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.7194% 12/20/34 (b)	416,176	220,590
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 0.8394% 10/25/34 (b)	300,974	181,289
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.1294% 3/25/35 (b)	213,787	126,278
Series 2005-1:
Class M4, 1.1394% 4/25/35 (b)	30,037	5,039
Class M5, 1.1594% 4/25/35 (b)	30,037	2,185
Class M6, 1.2094% 4/25/35 (b)	46,852	6,784
Series 2005-4 Class 1B1, 1.7713% 5/25/35 (b)	196,194	7,969
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.7794% 9/26/45 (a)(b)	350,030	179,120
MASTR Adjustable Rate Mortgages Trust floater:
Series 2004-11 Class 1A4, 0.8794% 11/25/34 (b)	28,840	10,623
Series 2005-1 Class 1A1, 0.6594% 3/25/35 (b)	47,818	29,590
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A2, 3.5125% 3/25/28 (b)	20,176	12,089
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust floater: - continued
Series 2003-D Class A, 0.6994% 8/25/28 (b)	$ 260,139	$ 166,366
Series 2003-E Class A2, 3.4325% 10/25/28 (b)	92,270	54,768
Series 2003-F Class A2, 3.805% 10/25/28 (b)	97,256	63,770
Series 2004-A Class A2, 3.715% 4/25/29 (b)	150,412	93,071
Series 2004-B Class A2, 3.0788% 6/25/29 (b)	98,003	57,935
Series 2004-C Class A2, 3.1088% 7/25/29 (b)	160,775	95,375
Series 2004-D Class A2, 3.4625% 9/25/29 (b)	181,389	107,326
Series 2005-A Class A2, 3.3525% 2/25/30 (b)	173,181	101,854
Series 2005-B Class A2, 2.7988% 7/25/30 (b)	188,479	110,716
Series 2006-MLN1 Class M4, 0.7494% 7/25/37 (b)(c)	1,015,000	5,989
MortgageIT Trust floater Series 2004-2:
Class A1, 0.7594% 12/25/34 (b)	237,607	164,248
Class A2, 0.8394% 12/25/34 (b)	320,947	222,817
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5832% 10/25/35 (b)	494,962	401,943
Residential Asset Mortgage Products, Inc. Series 2005-AR5 Class 1A1, 5.377% 9/19/35 (b)	240,858	194,641
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.4663% 9/20/33 (b)	94,872	57,762
Series 2004-1 Class A, 3.3844% 2/20/34 (b)	75,523	48,306
Series 2004-10 Class A4, 4.5188% 11/20/34 (b)	194,281	120,252
Series 2004-12 Class 1A2, 3.4838% 1/20/35 (b)	324,982	208,627
Series 2004-4 Class A, 4.4388% 5/20/34 (b)	236,296	147,171
Series 2004-5 Class A3, 2.1438% 6/20/34 (b)	90,282	60,287
Series 2004-6 Class A3A, 2.1613% 6/20/35 (b)	95,017	62,227
Series 2004-7:
Class A3A, 3.4094% 8/20/34 (b)	114,007	69,551
Class A3B, 3.6344% 7/20/34 (b)	221,373	129,159
Series 2004-8 Class A2, 3.5063% 9/20/34 (b)	369,463	233,076
Series 2005-1 Class A2, 3.3344% 2/20/35 (b)	198,038	122,513
Series 2005-2 Class A2, 3.3863% 3/20/35 (b)	254,462	160,218
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.1894% 9/25/36 (b)(c)	330,000	6,002
Structured Asset Securities Corp. floater:
Series 2004-NP1 Class A, 0.7894% 9/25/33 (a)(b)	59,918	27,643
Series 2007-GEL1 Class A2, 0.5794% 1/25/37 (a)(b)(c)	1,000,000	297,000
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5894% 9/25/36 (b)	$ 1,000,000	$ 510,626
WaMu Mortgage pass-thru certificates floater Series 2006-AR11 Class C1B1, 0.4694% 9/25/46 (b)	131,795	125,627
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,569,702)		7,412,299
Commercial Mortgage Securities - 0.3%

Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF Class K, 0.984% 8/15/19 (a)(b)	420,000	261,366
Series 2006-XLF Class C, 1.534% 7/15/19 (a)(b)	570,000	57,000
Series 2007-XLFA Class B, 0.464% 10/15/20 (a)(b)	440,000	154,312
Series 2007-XLC1:
Class C, 0.9594% 7/17/17 (a)(b)	803,413	64,273
Class D, 1.0594% 7/17/17 (a)(b)	378,077	26,465
Class E, 1.1594% 7/17/17 (a)(b)	305,370	18,322
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.8694% 3/24/18 (a)(b)	95,362	78,197
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,012,724)		659,935
Commercial Paper - 12.6%

Bank of Nova Scotia yankee 0.2% 2/11/09	3,900,000	3,899,583
Bank of Scotland PLC yankee 1.61% 2/17/09	3,000,000	2,999,438
Dakota Notes (Citibank Credit Card Issuance Trust) 0.6% 2/2/09	2,000,000	1,999,888
Danske Corp. yankee 0.6% 4/14/09	2,000,000	1,995,844
DnB NOR Bank ASA yankee 0.3% 2/17/09	2,000,000	1,999,625
Emerald Notes (BA Credit Card Trust) 1.1% 2/6/09	1,000,000	999,870
HVB U.S. Finance, Inc. yankee 1.4% 3/9/09	2,000,000	1,998,879
Intesa Funding LLC 1.25% 3/16/09	3,000,000	2,997,788
Lloyds TSB Bank PLC yankee 0.33% 2/10/09	5,000,000	4,999,519
Palisades Notes (Citibank Omni Master Trust) 1.1% 2/5/09	2,000,000	1,999,777
Rabobank USA Financial Corp. yankee 1.395% 2/3/09	5,000,000	4,999,806
TOTAL COMMERCIAL PAPER (Cost $30,885,709)		30,890,017
Cash Equivalents - 9.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.28%, dated 1/30/09 due 2/2/09 (Collateralized by U.S. Government Obligations) #	$ 9,555,220	$ 9,555,000
With Banc of America Securities LLC at 0.29%, dated 1/30/09 due 2/2/09 (Collateralized by Corporate Obligations valued at $13,539,327, 5%, 9/1/38)	13,000,314	13,000,000
TOTAL CASH EQUIVALENTS (Cost $22,555,000)		22,555,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $265,308,761)		245,221,759
NET OTHER ASSETS - 0.3%		720,932
NET ASSETS - 100%		$ 245,942,691
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,406,340 or 2.2% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Security or a portion of the security backed by subprime mortgage loans. At period end, the value of these securities amounted to $2,689,512 or 1.1% of net assets.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$9,555,000 due 2/02/09 at 0.28%
BNP Paribas Securities Corp.	$ 722,491
Barclays Capital, Inc.	3,540,207
Deutsche Bank Securities, Inc.	216,747
ING Financial Markets LLC	361,246
J.P. Morgan Securities, Inc.	18,115
UBS Securities LLC	4,696,194
$ 9,555,000
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 245,221,759	$ -	$ 242,727,126	$ 2,494,633
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 4,667,320
Total Realized Gain (Loss)	(140)
Total Unrealized Gain (Loss)	(3,515,447)
Cost of Purchases	-
Proceeds of Sales	(248,767)
Amortization/Accretion	(58,905)
Transfer in/out of Level 3	1,650,572
Ending Balance	$ 2,494,633

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	94.1%
United Kingdom	3.3%
Canada	1.6%
Others (individually less than 1%)	1.0%
100.0%
Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $14,622,425 of which $1,917,431, $518,690 and $12,186,304 will expire on July 31, 2014, 2015 and 2016, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $97,399,166 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $22,555,000) - See accompanying schedule: Unaffiliated issuers (cost $265,308,761)		$ 245,221,759
Cash		183
Receivable for investments sold		29,734
Receivable for fund shares sold		164,880
Interest receivable		950,453
Receivable from investment adviser for expense reductions		15
Total assets		246,367,024

Liabilities
Payable for fund shares redeemed	$ 315,884
Distributions payable	7,834
Accrued management fee	69,904
Transfer agent fee payable	22,859
Distribution fees payable	1,513
Other affiliated payables	6,339
Total liabilities		424,333

Net Assets		$ 245,942,691
Net Assets consist of:
Paid in capital		$ 378,322,798
Distributions in excess of net investment income		(419,542)
Accumulated undistributed net realized gain (loss) on investments		(111,873,563)
Net unrealized appreciation (depreciation) on investments		(20,087,002)
Net Assets		$ 245,942,691

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,669,350 ÷ 1,070,566 shares)	$ 8.10

Maximum offering price per share (100/98.50 of $8.10)	$ 8.22
Class T: Net Asset Value and redemption price per share ($3,349,499 ÷ 413,599 shares)	$ 8.10

Maximum offering price per share (100/98.50 of $8.10)	$ 8.22
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($233,714,067 ÷ 28,857,893 shares)	$ 8.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($209,775 ÷ 25,903 shares)	$ 8.10

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Interest		$ 2,869,825

Expenses
Management fee	$ 465,757
Transfer agent fees	151,987
Distribution fees	8,425
Fund wide operations fee	44,209
Independent trustees' compensation	564
Miscellaneous	369
Total expenses before reductions	671,311
Expense reductions	(17,016)	654,295
Net investment income		2,215,530
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	148,028
Investment not meeting investment restrictions	(628)
Payment from investment advisor for loss on investment not meeting investment restrictions	628
Total net realized gain (loss)		148,028
Change in net unrealized appreciation (depreciation) on investment securities		(5,970,591)
Net gain (loss)		(5,822,563)
Net increase (decrease) in net assets resulting from operations		$ (3,607,033)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,215,530	$ 23,829,101
Net realized gain (loss)	148,028	(112,616,866)
Change in net unrealized appreciation (depreciation)	(5,970,591)	7,018,810
Net increase (decrease) in net assets resulting from operations	(3,607,033)	(81,768,955)
Distributions to shareholders from net investment income	(2,099,758)	(21,041,939)
Distributions to shareholders from return of capital	-	(2,083,483)
Total distributions	(2,099,758)	(23,125,422)
Share transactions - net increase (decrease)	(73,531,512)	(571,462,575)
Redemption fees	7,749	64,200
Total increase (decrease) in net assets	(79,230,554)	(676,292,752)

Net Assets
Beginning of period	325,173,245	1,001,465,997
End of period (including distributions in excess of net investment income of $419,542 and distributions in excess of net investment income of $535,314, respectively)	$ 245,942,691	$ 325,173,245

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004 F

Selected Per-Share Data
Net asset value, beginning of period	$ 8.26	$ 9.82	$ 10.02	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income E	.052	.384	.493	.400	.223	.013
Net realized and unrealized gain (loss)	(.164)	(1.612)	(.198)	(.009)	(.026)	.011
Total from investment operations	(.112)	(1.228)	.295	.391	.197	.024
Distributions from net investment income	(.048)	(.294)	(.495)	(.401)	(.214)	(.014)
Distributions from net realized gain	-	-	-	-	(.003)	-
Return of capital	-	(.039)	-	-	-	-
Total distributions	(.048)	(.333)	(.495)	(.401)	(.217)	(.014)
Redemption fees added to paid in capital E	- H	.001	- H	- H	- H	- H
Net asset value, end of period	$ 8.10	$ 8.26	$ 9.82	$ 10.02	$ 10.03	$ 10.05
Total Return B, C, D	(1.36)%	(12.71)%	2.97%	3.97%	1.98%	.24%
Ratios to Average Net Assets G
Expenses before reductions	.70% A	.67%	.66%	.70%	.78%	.85% A
Expenses net of fee waivers, if any	.70% A	.67%	.66%	.70%	.70%	.70% A
Expenses net of all reductions	.69% A	.66%	.66%	.70%	.70%	.70% A
Net investment income	1.27% A	4.26%	4.96%	4.00%	2.23%	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,669	$ 6,268	$ 13,735	$ 4,553	$ 2,557	$ 316
Portfolio turnover rate	91% A	11%	29%	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004 F

Selected Per-Share Data
Net asset value, beginning of period	$ 8.26	$ 9.82	$ 10.02	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income E	.052	.377	.491	.404	.222	.013
Net realized and unrealized gain (loss)	(.164)	(1.607)	(.199)	(.011)	(.025)	.010
Total from investment operations	(.112)	(1.230)	.292	.393	.197	.023
Distributions from net investment income	(.048)	(.292)	(.492)	(.403)	(.214)	(.013)
Distributions from net realized gain	-	-	-	-	(.003)	-
Return of capital	-	(.039)	-	-	-	-
Total distributions	(.048)	(.331)	(.492)	(.403)	(.217)	(.013)
Redemption fees added to paid in capital E	- H	.001	-H	- H	- H	- H
Net asset value, end of period	$ 8.10	$ 8.26	$ 9.82	$ 10.02	$ 10.03	$ 10.05
Total Return B, C, D	(1.36)%	(12.72)%	2.95%	4.00%	1.98%	.23%
Ratios to Average Net Assets G
Expenses before reductions	.70% A	.69%	.69%	.68%	.77%	.86% A
Expenses net of fee waivers, if any	.70% A	.69%	.69%	.68%	.70%	.70% A
Expenses net of all reductions	.69% A	.69%	.69%	.68%	.70%	.70% A
Net investment income	1.26% A	4.23%	4.93%	4.03%	2.23%	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,349	$ 2,910	$ 4,818	$ 4,624	$ 4,044	$ 356
Portfolio turnover rate	91% A	11%	29%	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Ultra-Short Bond

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.26	$ 9.81	$ 10.02	$ 10.03	$ 10.05	$ 10.02
Income from Investment Operations
Net investment income D	.063	.404	.516	.427	.241	.122
Net realized and unrealized gain (loss)	(.165)	(1.603)	(.210)	(.011)	(.026)	.029
Total from investment operations	(.102)	(1.199)	.306	.416	.215	.151
Distributions from net investment income	(.058)	(.310)	(.516)	(.426)	(.232)	(.122)
Distributions from net realized gain	-	-	-	-	(.003)	-
Return of capital	-	(.042)	-	-	-	-
Total distributions	(.058)	(.352)	(.516)	(.426)	(.235)	(.122)
Redemption fees added to paid in capital D	- F	.001	- F	- F	- F	.001
Net asset value, end of period	$ 8.10	$ 8.26	$ 9.81	$ 10.02	$ 10.03	$ 10.05
Total Return B, C	(1.24)%	(12.42)%	3.09%	4.23%	2.16%	1.52%
Ratios to Average Net Assets E
Expenses before reductions	.45% A	.45%	.45%	.45%	.58%	.62%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.53%	.55%
Expenses net of all reductions	.44% A	.45%	.45%	.45%	.53%	.55%
Net investment income	1.52% A	4.47%	5.17%	4.26%	2.41%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 233,714	$ 315,401	$ 974,602	$ 850,329	$ 906,644	$ 580,174
Portfolio turnover rate	91% A	11%	29%	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004 E

Selected Per-Share Data
Net asset value, beginning of period	$ 8.26	$ 9.81	$ 10.02	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income D	.059	.416	.510	.420	.240	.015
Net realized and unrealized gain (loss)	(.165)	(1.619)	(.206)	(.008)	(.026)	.010
Total from investment operations	(.106)	(1.203)	.304	.412	.214	.025
Distributions from net investment income	(.054)	(.306)	(.514)	(.422)	(.231)	(.015)
Distributions from net realized gain	-	-	-	-	(.003)	-
Return of capital	-	(.042)	-	-	-	-
Total distributions	(.054)	(.348)	(.514)	(.422)	(.234)	(.015)
Redemption fees added to paid in capital D	- G	.001	- G	- G	- G	- G
Net asset value, end of period	$ 8.10	$ 8.26	$ 9.81	$ 10.02	$ 10.03	$ 10.05
Total Return B, C	(1.29)%	(12.46)%	3.06%	4.19%	2.15%	.25%
Ratios to Average Net Assets F
Expenses before reductions	.60% A	.48%	.48%	.49%	.58%	.67% A
Expenses net of fee waivers, if any	.55% A	.48%	.48%	.49%	.55%	.55% A
Expenses net of all reductions	.54% A	.48%	.48%	.49%	.55%	.55% A
Net investment income	1.41% A	4.44%	5.14%	4.22%	2.38%	1.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 210	$ 594	$ 8,312	$ 1,987	$ 509	$ 376
Portfolio turnover rate	91% A	11%	29%	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

1. Organization.

Fidelity Ultra-Short Bond Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Ultra- Short Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. A significant portion of the Fund's securities are valued at period end by a single source or dealer. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 839,281
Unrealized depreciation	(20,883,193)
Net unrealized appreciation (depreciation)	$ (20,043,912)
Cost for federal income tax purposes	$ 265,265,671

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .25% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $3,388,178 and $13,309,414, respectively.

The Fund realized a loss on the sale of an investment not meeting the investment restrictions of the Fund. The loss was fully reimbursed by the Fund's investment advisor.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 5,917	$ -
Class T	0%	.15%	2,508	-
			$ 8,425	$ -

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A and Class T redemptions. These charges depend on the holding period. The deferred sales charges range from .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 683

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Ultra-Short Bond. FIIOC receives an asset-based fee of .10% of Ultra-Short Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 7,947.20
Class T	3,467.21
Ultra-Short Bond	140,081.10
Institutional Class	492.25
	$ 151,987

* Annualized

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $369 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class T	.70%	$ 43
Institutional Class	.55%	97
		$ 140

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $16,876.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008
From net investment income
Class A	$ 43,968	$ 359,417
Class T	18,956	130,879
Ultra-Short Bond	2,034,042	20,438,784
Institutional Class	2,792	112,859
Total	$ 2,099,758	$ 21,041,939
Tax Return of Capital
Class A	$ -	$ 32,925
Class T	-	14,892
Ultra-Short Bond	-	2,029,576
Institutional Class	-	6,090
Total	$ -	$ 2,083,483

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class A
Shares sold	765,148	716,050	$ 6,267,058	$ 6,452,492
Reinvestment of distributions	4,561	25,165	37,289	225,078
Shares redeemed	(458,170)	(1,381,271)	(3,750,436)	(12,368,618)
Net increase (decrease)	311,539	(640,056)	$ 2,553,911	$ (5,691,048)
Class T
Shares sold	156,623	400,564	$ 1,282,886	$ 3,634,901
Reinvestment of distributions	2,189	14,754	17,903	132,908
Shares redeemed	(97,594)	(553,763)	(796,753)	(5,029,354)
Net increase (decrease)	61,218	(138,445)	$ 504,036	$ (1,261,545)
Ultra-Short Bond
Shares sold	2,775,150	14,463,915	$ 22,713,344	$ 130,144,280
Reinvestment of distributions	238,434	2,308,926	1,951,534	20,889,307
Shares redeemed	(12,343,652)	(77,883,469)	(100,877,697)	(708,372,416)
Net increase (decrease)	(9,330,068)	(61,110,628)	$ (76,212,819)	$ (557,338,829)
Institutional Class
Shares sold	6,414	60,495	$ 52,530	$ 554,201
Reinvestment of distributions	146	5,295	1,191	48,480
Shares redeemed	(52,529)	(840,939)	(430,361)	(7,773,834)
Net increase (decrease)	(45,969)	(775,149)	$ (376,640)	$ (7,171,153)

11. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of less liquidity that have adversely impacted the valuation of certain issuers of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AUSB-USAN-0309
1.804590.105

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor
Ultra-Short Bond
Fund - Institutional Class

Semiannual Report

January 31, 2009

Institutional Class
is a class of
Fidelity® Ultra-Short Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Class A	.70%
Actual		$ 1,000.00	$ 986.40	$ 3.50
HypotheticalA		$ 1,000.00	$ 1,021.68	$ 3.57
Class T	.70%
Actual		$ 1,000.00	$ 986.40	$ 3.50
HypotheticalA		$ 1,000.00	$ 1,021.68	$ 3.57
Ultra-Short Bond	.45%
Actual		$ 1,000.00	$ 987.60	$ 2.25
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.55%
Actual		$ 1,000.00	$ 987.10	$ 2.75
HypotheticalA		$ 1,000.00	$ 1,022.43	$ 2.80

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of January 31, 2009	As of July 31, 2008
U.S. Government and U.S. Government Agency Obligations 48.4%	U.S. Government and U.S. Government Agency Obligations 0.5%
AAA 5.2%	AAA 7.5%
AA 3.5%	AA 2.1%
A 2.2%	A 0.8%
BBB 1.2%	BBB 1.6%
BB and Below 1.1%	BB and Below 0.2%
Not Rated 0.0%	Not Rated 0.2%
Short-Term Investments and Net Other Assets 38.4%	Short-Term Investments and Net Other Assets 87.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of January 31, 2009
6 months ago
Years	1.0	0.3

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of January 31, 2009
6 months ago
Years	0.4	0.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2009*		As of July 31, 2008**
	Corporate Bonds 6.0%		Corporate Bonds 1.8%
	U.S. Government and U.S. Government Agency Obligations 48.4%		U.S. Government and U.S. Government Agency Obligations 0.5%
	Asset-Backed Securities 3.9%		Asset-Backed Securities 6.4%
	CMOs and Other Mortgage Related Securities 3.3%		CMOs and Other Mortgage Related Securities 4.2%
	Short-Term Investments and Net Other Assets 38.4%		Short-Term Investments and Net Other Assets 87.1%
* Foreign investments	5.9%	** Foreign investments	2.4%

Semiannual Report

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 6.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Comcast Corp. 5.85% 1/15/10	$ 1,000,000	$ 1,013,242
FINANCIALS - 5.6%
Capital Markets - 0.6%
Bear Stearns Companies, Inc. 2.2431% 2/23/10 (b)	1,500,000	1,460,570
Commercial Banks - 1.9%
Sovereign Bank 4.9025% 8/1/13 (b)	500,000	381,641
Wells Fargo & Co.:
1.6675% 9/23/09 (b)	2,000,000	1,998,106
2.0963% 9/15/09 (b)	2,200,000	2,185,401
		4,565,148
Consumer Finance - 0.8%
General Electric Capital Corp. 2.0963% 6/15/09 (b)	1,900,000	1,893,238
Diversified Financial Services - 0.8%
Citigroup Funding, Inc. 0.3563% 4/23/09 (b)	2,000,000	1,987,998
Insurance - 0.5%
Metropolitan Life Global Funding I 2.2163% 6/25/10 (a)(b)	1,500,000	1,355,454
Thrifts & Mortgage Finance - 1.0%
Countrywide Home Loans, Inc. 4.125% 9/15/09	2,000,000	1,987,384
Independence Community Bank Corp. 3.585% 6/20/13 (b)	735,000	551,250
		2,538,634
TOTAL FINANCIALS		13,801,042
TOTAL NONCONVERTIBLE BONDS (Cost $15,222,653)		14,814,284
U.S. Government and Government Agency Obligations - 63.1%

U.S. Government Agency Obligations - 30.3%
Fannie Mae:
0% 2/4/09	5,000,000	4,999,960
0% 9/25/09	30,000,000	29,880,540
3.25% 2/10/10	3,000,000	3,067,380
Federal Home Loan Bank:
0% 3/31/09	5,000,000	4,998,415
0% 4/17/09	5,000,000	4,997,635
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Federal Home Loan Bank: - continued
0% 4/30/09	$ 5,000,000	$ 4,997,220
0% 5/27/09	15,000,000	14,984,325
Freddie Mac 4.875% 2/9/10	6,500,000	6,752,525
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		74,678,000
U.S. Treasury Obligations - 32.8%
U.S. Treasury Bills, yield at date of purchase 0.31% 7/9/09	40,000,000	39,945,920
U.S. Treasury Notes 3.5% 8/15/09	40,000,000	40,649,993
TOTAL U.S. TREASURY OBLIGATIONS		80,595,913
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $154,529,026)		155,273,913
U.S. Government Agency - Mortgage Securities - 1.6%

Fannie Mae - 1.1%
4.523% 10/1/35 (b)	1,335,866	1,352,982
4.55% 10/1/35 (b)	1,267,402	1,289,582
TOTAL FANNIE MAE		2,642,564
Freddie Mac - 0.5%
4.379% 6/1/35 (b)	1,376,139	1,397,090
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,027,269)		4,039,654
Asset-Backed Securities - 3.9%

ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HE1 Class M1, 1.3644% 11/25/33 (b)(c)	113,099	64,180
Series 2003-HS1:
Class M1, 1.5144% 6/25/33 (b)(c)	558	385
Class M2, 3.0144% 6/25/33 (b)(c)	50,000	34,736
Series 2004-HE1 Class M1, 0.8894% 2/25/34 (b)(c)	46,566	40,863
Series 2006-HE2:
Class M3, 0.7294% 5/25/36 (b)(c)	240,000	10,392
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp. Home Equity Loan Trust: - continued
Class M4, 0.7894% 5/25/36 (b)(c)	$ 200,000	$ 6,580
Class M5, 0.8294% 5/25/36 (b)(c)	295,000	6,962
Ameriquest Mortgage Securities, Inc.:
Series 2004-R11 Class M1, 1.0494% 11/25/34 (b)(c)	540,726	355,721
Series 2004-R9 Class M2, 1.0394% 10/25/34 (b)(c)	720,000	427,049
Argent Securities, Inc. Series 2004-W7 Class M1, 0.9394% 5/25/34 (b)(c)	305,000	104,626
Capital Trust Ltd. Series 2004-1:
Class A2, 0.8094% 7/20/39 (a)(b)	265,000	66,250
Class B, 1.1094% 7/20/39 (a)(b)	140,000	19,600
Class C, 1.4594% 7/20/39 (a)(b)	180,000	16,200
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.5394% 5/20/17 (a)(b)	269,735	194,880
Chase Issuance Trust Series 2007-14 Class A, 0.5831% 9/15/11 (b)	2,000,000	1,979,268
Citibank Credit Card Issuance Trust:
Series 2004-A3 Class A3, 1.2294% 7/25/11 (b)	1,000,000	985,973
Series 2006-A2 Class A2, 4.85% 2/10/11	400,000	400,171
Countrywide Home Loans, Inc. Series 2002-6 Class AV1, 1.2494% 5/25/33 (b)(c)	14,907	8,837
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.7453% 5/28/35 (b)	80,751	47,142
Class AB3, 0.8983% 5/28/35 (b)	32,052	16,967
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.2144% 3/25/34 (b)(c)	3,426	2,187
Fremont Home Loan Trust:
Series 2005-A:
Class M1, 0.8194% 1/25/35 (b)(c)	93,953	87,081
Class M2, 0.8494% 1/25/35 (b)(c)	325,000	176,476
Class M4, 1.0694% 1/25/35 (b)(c)	125,000	51,508
Series 2006-A:
Class M4, 0.7894% 5/25/36 (b)(c)	685,000	12,947
Class M5, 0.8894% 5/25/36 (b)(c)	365,000	5,585
GSAMP Trust:
Series 2003-FM1 Class M1, 1.5894% 3/20/33 (b)(c)	414,576	227,045
Series 2006-NC2 Class M4, 0.7394% 6/25/36 (b)(c)	1,541,000	26,351
Series 2007-HE1 Class M1, 0.6394% 3/25/47 (b)(c)	335,000	19,933
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 1.4694% 5/25/30 (a)(b)	650,741	292,833
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.2694% 2/25/33 (b)(c)	$ 14	$ 9
Series 2003-5:
Class A2, 1.0894% 12/25/33 (b)(c)	10,566	7,370
Class M1, 1.4394% 12/25/33 (b)(c)	119,745	71,568
Series 2003-7 Class A2, 1.1494% 3/25/34 (b)(c)	2,079	1,178
Household Home Equity Loan Trust Series 2004-1 Class M, 0.8794% 9/20/33 (b)(c)	81,648	60,880
Meritage Mortgage Loan Trust Series 2004-1 Class M2, 1.2144% 7/25/34 (b)(c)	3,764	99
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.8594% 8/25/35 (b)(c)	39,863	29,661
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.7294% 8/25/34 (b)(c)	65,756	39,887
Morgan Stanley Dean Witter Capital I Trust Series 2002-AM3 Class A3, 1.3694% 2/25/33 (b)(c)	14,114	12,008
NovaStar Mortgage Funding Trust Series 2003-3 Class A3, 0.8394% 12/25/33 (b)(c)	42,712	33,169
Ocala Funding LLC Series 2006-1A Class A, 1.7594% 3/20/11 (a)(b)	965,000	386,000
Park Place Securities, Inc.:
Series 2004-WCW1 Class M4, 1.8394% 9/25/34 (b)(c)	435,000	54,029
Series 2004-WWF1 Class M4, 1.4894% 1/25/35 (b)(c)	945,000	235,881
Series 2005-WCH1 Class M3, 0.9494% 1/25/35 (b)(c)	425,000	135,007
Providian Master Note Trust Series 2006-C1A Class C1, 0.8831% 3/16/15 (a)(b)	2,465,000	1,059,950
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.1894% 4/25/33 (b)(c)	1,451	1,067
SLMA Student Loan Trust Series 2004-10 Class A3, 1.2494% 10/25/16 (b)	885,655	879,427
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 0.8194% 9/25/34 (b)(c)	21,802	16,212
Series 2003-6HE Class A1, 0.8594% 11/25/33 (b)(c)	17,086	13,052
WaMu Master Note Trust Series 2007-C1 Class C1, 0.7331% 5/15/14 (a)(b)	1,595,000	851,475
TOTAL ASSET-BACKED SECURITIES (Cost $19,506,678)		9,576,657
Collateralized Mortgage Obligations - 3.0%
	Principal Amount	Value
Private Sponsor - 3.0%
Bear Stearns Alt-A Trust floater Series 2005-2 Class 1A1, 0.6394% 3/25/35 (b)	$ 390,798	$ 204,197
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 0.7894% 2/25/35 (b)	136,373	68,801
Series 2004-4 Class 5A2, 0.7894% 3/25/35 (b)	23,994	9,511
Series 2005-1 Class 5A2, 0.7194% 5/25/35 (b)	86,503	42,881
Series 2005-10 Class 5A2, 0.7094% 1/25/36 (b)	685,550	309,247
Series 2005-2:
Class 6A2, 0.6694% 6/25/35 (b)	28,758	14,696
Class 6M2, 0.8694% 6/25/35 (b)	1,375,000	335,427
Series 2005-3 Class 8A2, 0.6294% 7/25/35 (b)	451,473	237,112
Series 2005-5 Class 6A2, 0.6194% 9/25/35 (b)	401,713	201,196
Series 2005-8 Class 7A2, 0.6694% 11/25/35 (b)	303,643	181,146
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR5 Class 11A2, 1.1294% 6/25/34 (b)	17,178	8,866
Series 2004-AR6 Class 9A2, 1.1294% 10/25/34 (b)	23,999	12,030
Series 2004-AR7 Class 6A2, 1.1494% 8/25/34 (b)	32,076	14,609
Series 2004-AR8 Class 8A2, 0.7694% 9/25/34 (b)	22,355	12,789
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.5494% 3/25/37 (b)	1,375,000	720,213
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 3.48% 12/25/34 (b)	52,606	31,156
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.7194% 12/20/34 (b)	416,176	220,590
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 0.8394% 10/25/34 (b)	300,974	181,289
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.1294% 3/25/35 (b)	213,787	126,278
Series 2005-1:
Class M4, 1.1394% 4/25/35 (b)	30,037	5,039
Class M5, 1.1594% 4/25/35 (b)	30,037	2,185
Class M6, 1.2094% 4/25/35 (b)	46,852	6,784
Series 2005-4 Class 1B1, 1.7713% 5/25/35 (b)	196,194	7,969
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.7794% 9/26/45 (a)(b)	350,030	179,120
MASTR Adjustable Rate Mortgages Trust floater:
Series 2004-11 Class 1A4, 0.8794% 11/25/34 (b)	28,840	10,623
Series 2005-1 Class 1A1, 0.6594% 3/25/35 (b)	47,818	29,590
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A2, 3.5125% 3/25/28 (b)	20,176	12,089
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust floater: - continued
Series 2003-D Class A, 0.6994% 8/25/28 (b)	$ 260,139	$ 166,366
Series 2003-E Class A2, 3.4325% 10/25/28 (b)	92,270	54,768
Series 2003-F Class A2, 3.805% 10/25/28 (b)	97,256	63,770
Series 2004-A Class A2, 3.715% 4/25/29 (b)	150,412	93,071
Series 2004-B Class A2, 3.0788% 6/25/29 (b)	98,003	57,935
Series 2004-C Class A2, 3.1088% 7/25/29 (b)	160,775	95,375
Series 2004-D Class A2, 3.4625% 9/25/29 (b)	181,389	107,326
Series 2005-A Class A2, 3.3525% 2/25/30 (b)	173,181	101,854
Series 2005-B Class A2, 2.7988% 7/25/30 (b)	188,479	110,716
Series 2006-MLN1 Class M4, 0.7494% 7/25/37 (b)(c)	1,015,000	5,989
MortgageIT Trust floater Series 2004-2:
Class A1, 0.7594% 12/25/34 (b)	237,607	164,248
Class A2, 0.8394% 12/25/34 (b)	320,947	222,817
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5832% 10/25/35 (b)	494,962	401,943
Residential Asset Mortgage Products, Inc. Series 2005-AR5 Class 1A1, 5.377% 9/19/35 (b)	240,858	194,641
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.4663% 9/20/33 (b)	94,872	57,762
Series 2004-1 Class A, 3.3844% 2/20/34 (b)	75,523	48,306
Series 2004-10 Class A4, 4.5188% 11/20/34 (b)	194,281	120,252
Series 2004-12 Class 1A2, 3.4838% 1/20/35 (b)	324,982	208,627
Series 2004-4 Class A, 4.4388% 5/20/34 (b)	236,296	147,171
Series 2004-5 Class A3, 2.1438% 6/20/34 (b)	90,282	60,287
Series 2004-6 Class A3A, 2.1613% 6/20/35 (b)	95,017	62,227
Series 2004-7:
Class A3A, 3.4094% 8/20/34 (b)	114,007	69,551
Class A3B, 3.6344% 7/20/34 (b)	221,373	129,159
Series 2004-8 Class A2, 3.5063% 9/20/34 (b)	369,463	233,076
Series 2005-1 Class A2, 3.3344% 2/20/35 (b)	198,038	122,513
Series 2005-2 Class A2, 3.3863% 3/20/35 (b)	254,462	160,218
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.1894% 9/25/36 (b)(c)	330,000	6,002
Structured Asset Securities Corp. floater:
Series 2004-NP1 Class A, 0.7894% 9/25/33 (a)(b)	59,918	27,643
Series 2007-GEL1 Class A2, 0.5794% 1/25/37 (a)(b)(c)	1,000,000	297,000
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5894% 9/25/36 (b)	$ 1,000,000	$ 510,626
WaMu Mortgage pass-thru certificates floater Series 2006-AR11 Class C1B1, 0.4694% 9/25/46 (b)	131,795	125,627
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,569,702)		7,412,299
Commercial Mortgage Securities - 0.3%

Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF Class K, 0.984% 8/15/19 (a)(b)	420,000	261,366
Series 2006-XLF Class C, 1.534% 7/15/19 (a)(b)	570,000	57,000
Series 2007-XLFA Class B, 0.464% 10/15/20 (a)(b)	440,000	154,312
Series 2007-XLC1:
Class C, 0.9594% 7/17/17 (a)(b)	803,413	64,273
Class D, 1.0594% 7/17/17 (a)(b)	378,077	26,465
Class E, 1.1594% 7/17/17 (a)(b)	305,370	18,322
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.8694% 3/24/18 (a)(b)	95,362	78,197
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,012,724)		659,935
Commercial Paper - 12.6%

Bank of Nova Scotia yankee 0.2% 2/11/09	3,900,000	3,899,583
Bank of Scotland PLC yankee 1.61% 2/17/09	3,000,000	2,999,438
Dakota Notes (Citibank Credit Card Issuance Trust) 0.6% 2/2/09	2,000,000	1,999,888
Danske Corp. yankee 0.6% 4/14/09	2,000,000	1,995,844
DnB NOR Bank ASA yankee 0.3% 2/17/09	2,000,000	1,999,625
Emerald Notes (BA Credit Card Trust) 1.1% 2/6/09	1,000,000	999,870
HVB U.S. Finance, Inc. yankee 1.4% 3/9/09	2,000,000	1,998,879
Intesa Funding LLC 1.25% 3/16/09	3,000,000	2,997,788
Lloyds TSB Bank PLC yankee 0.33% 2/10/09	5,000,000	4,999,519
Palisades Notes (Citibank Omni Master Trust) 1.1% 2/5/09	2,000,000	1,999,777
Rabobank USA Financial Corp. yankee 1.395% 2/3/09	5,000,000	4,999,806
TOTAL COMMERCIAL PAPER (Cost $30,885,709)		30,890,017
Cash Equivalents - 9.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.28%, dated 1/30/09 due 2/2/09 (Collateralized by U.S. Government Obligations) #	$ 9,555,220	$ 9,555,000
With Banc of America Securities LLC at 0.29%, dated 1/30/09 due 2/2/09 (Collateralized by Corporate Obligations valued at $13,539,327, 5%, 9/1/38)	13,000,314	13,000,000
TOTAL CASH EQUIVALENTS (Cost $22,555,000)		22,555,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $265,308,761)		245,221,759
NET OTHER ASSETS - 0.3%		720,932
NET ASSETS - 100%		$ 245,942,691
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,406,340 or 2.2% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Security or a portion of the security backed by subprime mortgage loans. At period end, the value of these securities amounted to $2,689,512 or 1.1% of net assets.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$9,555,000 due 2/02/09 at 0.28%
BNP Paribas Securities Corp.	$ 722,491
Barclays Capital, Inc.	3,540,207
Deutsche Bank Securities, Inc.	216,747
ING Financial Markets LLC	361,246
J.P. Morgan Securities, Inc.	18,115
UBS Securities LLC	4,696,194
$ 9,555,000
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 245,221,759	$ -	$ 242,727,126	$ 2,494,633
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 4,667,320
Total Realized Gain (Loss)	(140)
Total Unrealized Gain (Loss)	(3,515,447)
Cost of Purchases	-
Proceeds of Sales	(248,767)
Amortization/Accretion	(58,905)
Transfer in/out of Level 3	1,650,572
Ending Balance	$ 2,494,633

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	94.1%
United Kingdom	3.3%
Canada	1.6%
Others (individually less than 1%)	1.0%
100.0%
Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $14,622,425 of which $1,917,431, $518,690 and $12,186,304 will expire on July 31, 2014, 2015 and 2016, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $97,399,166 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $22,555,000) - See accompanying schedule: Unaffiliated issuers (cost $265,308,761)		$ 245,221,759
Cash		183
Receivable for investments sold		29,734
Receivable for fund shares sold		164,880
Interest receivable		950,453
Receivable from investment adviser for expense reductions		15
Total assets		246,367,024

Liabilities
Payable for fund shares redeemed	$ 315,884
Distributions payable	7,834
Accrued management fee	69,904
Transfer agent fee payable	22,859
Distribution fees payable	1,513
Other affiliated payables	6,339
Total liabilities		424,333

Net Assets		$ 245,942,691
Net Assets consist of:
Paid in capital		$ 378,322,798
Distributions in excess of net investment income		(419,542)
Accumulated undistributed net realized gain (loss) on investments		(111,873,563)
Net unrealized appreciation (depreciation) on investments		(20,087,002)
Net Assets		$ 245,942,691

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,669,350 ÷ 1,070,566 shares)	$ 8.10

Maximum offering price per share (100/98.50 of $8.10)	$ 8.22
Class T: Net Asset Value and redemption price per share ($3,349,499 ÷ 413,599 shares)	$ 8.10

Maximum offering price per share (100/98.50 of $8.10)	$ 8.22
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($233,714,067 ÷ 28,857,893 shares)	$ 8.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($209,775 ÷ 25,903 shares)	$ 8.10

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Interest		$ 2,869,825

Expenses
Management fee	$ 465,757
Transfer agent fees	151,987
Distribution fees	8,425
Fund wide operations fee	44,209
Independent trustees' compensation	564
Miscellaneous	369
Total expenses before reductions	671,311
Expense reductions	(17,016)	654,295
Net investment income		2,215,530
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	148,028
Investment not meeting investment restrictions	(628)
Payment from investment advisor for loss on investment not meeting investment restrictions	628
Total net realized gain (loss)		148,028
Change in net unrealized appreciation (depreciation) on investment securities		(5,970,591)
Net gain (loss)		(5,822,563)
Net increase (decrease) in net assets resulting from operations		$ (3,607,033)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,215,530	$ 23,829,101
Net realized gain (loss)	148,028	(112,616,866)
Change in net unrealized appreciation (depreciation)	(5,970,591)	7,018,810
Net increase (decrease) in net assets resulting from operations	(3,607,033)	(81,768,955)
Distributions to shareholders from net investment income	(2,099,758)	(21,041,939)
Distributions to shareholders from return of capital	-	(2,083,483)
Total distributions	(2,099,758)	(23,125,422)
Share transactions - net increase (decrease)	(73,531,512)	(571,462,575)
Redemption fees	7,749	64,200
Total increase (decrease) in net assets	(79,230,554)	(676,292,752)

Net Assets
Beginning of period	325,173,245	1,001,465,997
End of period (including distributions in excess of net investment income of $419,542 and distributions in excess of net investment income of $535,314, respectively)	$ 245,942,691	$ 325,173,245

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004 F

Selected Per-Share Data
Net asset value, beginning of period	$ 8.26	$ 9.82	$ 10.02	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income E	.052	.384	.493	.400	.223	.013
Net realized and unrealized gain (loss)	(.164)	(1.612)	(.198)	(.009)	(.026)	.011
Total from investment operations	(.112)	(1.228)	.295	.391	.197	.024
Distributions from net investment income	(.048)	(.294)	(.495)	(.401)	(.214)	(.014)
Distributions from net realized gain	-	-	-	-	(.003)	-
Return of capital	-	(.039)	-	-	-	-
Total distributions	(.048)	(.333)	(.495)	(.401)	(.217)	(.014)
Redemption fees added to paid in capital E	- H	.001	- H	- H	- H	- H
Net asset value, end of period	$ 8.10	$ 8.26	$ 9.82	$ 10.02	$ 10.03	$ 10.05
Total Return B, C, D	(1.36)%	(12.71)%	2.97%	3.97%	1.98%	.24%
Ratios to Average Net Assets G
Expenses before reductions	.70% A	.67%	.66%	.70%	.78%	.85% A
Expenses net of fee waivers, if any	.70% A	.67%	.66%	.70%	.70%	.70% A
Expenses net of all reductions	.69% A	.66%	.66%	.70%	.70%	.70% A
Net investment income	1.27% A	4.26%	4.96%	4.00%	2.23%	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,669	$ 6,268	$ 13,735	$ 4,553	$ 2,557	$ 316
Portfolio turnover rate	91% A	11%	29%	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004 F

Selected Per-Share Data
Net asset value, beginning of period	$ 8.26	$ 9.82	$ 10.02	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income E	.052	.377	.491	.404	.222	.013
Net realized and unrealized gain (loss)	(.164)	(1.607)	(.199)	(.011)	(.025)	.010
Total from investment operations	(.112)	(1.230)	.292	.393	.197	.023
Distributions from net investment income	(.048)	(.292)	(.492)	(.403)	(.214)	(.013)
Distributions from net realized gain	-	-	-	-	(.003)	-
Return of capital	-	(.039)	-	-	-	-
Total distributions	(.048)	(.331)	(.492)	(.403)	(.217)	(.013)
Redemption fees added to paid in capital E	- H	.001	-H	- H	- H	- H
Net asset value, end of period	$ 8.10	$ 8.26	$ 9.82	$ 10.02	$ 10.03	$ 10.05
Total Return B, C, D	(1.36)%	(12.72)%	2.95%	4.00%	1.98%	.23%
Ratios to Average Net Assets G
Expenses before reductions	.70% A	.69%	.69%	.68%	.77%	.86% A
Expenses net of fee waivers, if any	.70% A	.69%	.69%	.68%	.70%	.70% A
Expenses net of all reductions	.69% A	.69%	.69%	.68%	.70%	.70% A
Net investment income	1.26% A	4.23%	4.93%	4.03%	2.23%	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,349	$ 2,910	$ 4,818	$ 4,624	$ 4,044	$ 356
Portfolio turnover rate	91% A	11%	29%	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Ultra-Short Bond

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.26	$ 9.81	$ 10.02	$ 10.03	$ 10.05	$ 10.02
Income from Investment Operations
Net investment income D	.063	.404	.516	.427	.241	.122
Net realized and unrealized gain (loss)	(.165)	(1.603)	(.210)	(.011)	(.026)	.029
Total from investment operations	(.102)	(1.199)	.306	.416	.215	.151
Distributions from net investment income	(.058)	(.310)	(.516)	(.426)	(.232)	(.122)
Distributions from net realized gain	-	-	-	-	(.003)	-
Return of capital	-	(.042)	-	-	-	-
Total distributions	(.058)	(.352)	(.516)	(.426)	(.235)	(.122)
Redemption fees added to paid in capital D	- F	.001	- F	- F	- F	.001
Net asset value, end of period	$ 8.10	$ 8.26	$ 9.81	$ 10.02	$ 10.03	$ 10.05
Total Return B, C	(1.24)%	(12.42)%	3.09%	4.23%	2.16%	1.52%
Ratios to Average Net Assets E
Expenses before reductions	.45% A	.45%	.45%	.45%	.58%	.62%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.53%	.55%
Expenses net of all reductions	.44% A	.45%	.45%	.45%	.53%	.55%
Net investment income	1.52% A	4.47%	5.17%	4.26%	2.41%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 233,714	$ 315,401	$ 974,602	$ 850,329	$ 906,644	$ 580,174
Portfolio turnover rate	91% A	11%	29%	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004 E

Selected Per-Share Data
Net asset value, beginning of period	$ 8.26	$ 9.81	$ 10.02	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income D	.059	.416	.510	.420	.240	.015
Net realized and unrealized gain (loss)	(.165)	(1.619)	(.206)	(.008)	(.026)	.010
Total from investment operations	(.106)	(1.203)	.304	.412	.214	.025
Distributions from net investment income	(.054)	(.306)	(.514)	(.422)	(.231)	(.015)
Distributions from net realized gain	-	-	-	-	(.003)	-
Return of capital	-	(.042)	-	-	-	-
Total distributions	(.054)	(.348)	(.514)	(.422)	(.234)	(.015)
Redemption fees added to paid in capital D	- G	.001	- G	- G	- G	- G
Net asset value, end of period	$ 8.10	$ 8.26	$ 9.81	$ 10.02	$ 10.03	$ 10.05
Total Return B, C	(1.29)%	(12.46)%	3.06%	4.19%	2.15%	.25%
Ratios to Average Net Assets F
Expenses before reductions	.60% A	.48%	.48%	.49%	.58%	.67% A
Expenses net of fee waivers, if any	.55% A	.48%	.48%	.49%	.55%	.55% A
Expenses net of all reductions	.54% A	.48%	.48%	.49%	.55%	.55% A
Net investment income	1.41% A	4.44%	5.14%	4.22%	2.38%	1.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 210	$ 594	$ 8,312	$ 1,987	$ 509	$ 376
Portfolio turnover rate	91% A	11%	29%	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

1. Organization.

Fidelity Ultra-Short Bond Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Ultra- Short Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. A significant portion of the Fund's securities are valued at period end by a single source or dealer. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 839,281
Unrealized depreciation	(20,883,193)
Net unrealized appreciation (depreciation)	$ (20,043,912)
Cost for federal income tax purposes	$ 265,265,671

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .25% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $3,388,178 and $13,309,414, respectively.

The Fund realized a loss on the sale of an investment not meeting the investment restrictions of the Fund. The loss was fully reimbursed by the Fund's investment advisor.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 5,917	$ -
Class T	0%	.15%	2,508	-
			$ 8,425	$ -

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A and Class T redemptions. These charges depend on the holding period. The deferred sales charges range from .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 683

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Ultra-Short Bond. FIIOC receives an asset-based fee of .10% of Ultra-Short Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 7,947.20
Class T	3,467.21
Ultra-Short Bond	140,081.10
Institutional Class	492.25
	$ 151,987

* Annualized

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $369 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class T	.70%	$ 43
Institutional Class	.55%	97
		$ 140

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $16,876.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008
From net investment income
Class A	$ 43,968	$ 359,417
Class T	18,956	130,879
Ultra-Short Bond	2,034,042	20,438,784
Institutional Class	2,792	112,859
Total	$ 2,099,758	$ 21,041,939
Tax Return of Capital
Class A	$ -	$ 32,925
Class T	-	14,892
Ultra-Short Bond	-	2,029,576
Institutional Class	-	6,090
Total	$ -	$ 2,083,483

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class A
Shares sold	765,148	716,050	$ 6,267,058	$ 6,452,492
Reinvestment of distributions	4,561	25,165	37,289	225,078
Shares redeemed	(458,170)	(1,381,271)	(3,750,436)	(12,368,618)
Net increase (decrease)	311,539	(640,056)	$ 2,553,911	$ (5,691,048)
Class T
Shares sold	156,623	400,564	$ 1,282,886	$ 3,634,901
Reinvestment of distributions	2,189	14,754	17,903	132,908
Shares redeemed	(97,594)	(553,763)	(796,753)	(5,029,354)
Net increase (decrease)	61,218	(138,445)	$ 504,036	$ (1,261,545)
Ultra-Short Bond
Shares sold	2,775,150	14,463,915	$ 22,713,344	$ 130,144,280
Reinvestment of distributions	238,434	2,308,926	1,951,534	20,889,307
Shares redeemed	(12,343,652)	(77,883,469)	(100,877,697)	(708,372,416)
Net increase (decrease)	(9,330,068)	(61,110,628)	$ (76,212,819)	$ (557,338,829)
Institutional Class
Shares sold	6,414	60,495	$ 52,530	$ 554,201
Reinvestment of distributions	146	5,295	1,191	48,480
Shares redeemed	(52,529)	(840,939)	(430,361)	(7,773,834)
Net increase (decrease)	(45,969)	(775,149)	$ (376,640)	$ (7,171,153)

11. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of less liquidity that have adversely impacted the valuation of certain issuers of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AUSBI-USAN-0309
1.804596.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Income Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 3, 2009
By:	/sChristine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 3, 2009